Unique ID	GS Loan Number	Borrower Last Name	Overall Event Level Grade	Final Credit Event	Credit Exception(s)	Credit Comment(s)	Final Compliance Event	Compliance Exception(s)	Compliance Comment(s)	DBRS Final Compliance Grade	Fitch Final Compliance Grade	Subject to High Cost Lending	Fees Captured for Testing	Document Used for Testing	State	Origination Date	Purpose at Origination	Occupancy at Origination	Originator	Original Principal Balance	Unpaid Principal Balance	Originator Loan Designation	Due Diligence Loan Designation
299586303	XXX	XXX	2		*** (OPEN) Missing Document: 1003 Final not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not disclosed to the borrower within 3 days. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2004	Refinance	Primary	XXX	$XXX
298513002	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (CLEARED) Missing Document: Missing Final 1003 - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2004	Purchase	Primary	XXX	$XXX
299625610	XXX	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	Yes	Final HUD1	IL	7/XX/2008	Purchase	Primary	XXX	$XXX
299805121	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/26: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
299284782	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2007	Purchase	Primary	XXX	$XXX
299247181	XXX	XXX	1		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/26: Appraisal is missing from the loan file	1			A	A	Yes	Yes	Final HUD1	NJ	12/XX/2008	Purchase	Primary	XXX	$XXX
299981557	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 3/XX/2002. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/13: The lender under disclosed the MI premiums which resulted in an under disclosure.  The lender discontinued the MIP 16 payments before the loan reached 78% LTV.
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2002	Purchase	Primary	XXX	$XXX
299684615	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	Yes	No	Missing	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
299440514	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	6/XX/2007	Refinance	Primary	XXX	$XXX
298677417	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Refinance	Primary	XXX	$XXX
299044165	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/01: Appraisal not provided	2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
299815494	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
									*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/13: Client approved use of alternative application document for initial application date	B	B	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
299292027	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	PA	10/XX/2008	Refinance	Primary	XXX	$XXX
299498308	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2017/XX/11: Appraisal not provided.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	5/XX/2007	Refinance	Primary	XXX	$XXX
299386500	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2000. - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2000	Refinance	Primary	XXX	$XXX
299067224	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
299558953	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/10: Client approved use of alternative application document for initial application date	B	B	Yes	Yes	Final HUD1	TN	10/XX/2006	Refinance	Primary	XXX	$XXX
298772432	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TN	4/XX/2006	Purchase	Primary	XXX	$XXX
299407052	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
									*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2017/XX/11: Client approved use of alternative application document for initial application date.	B	B	Yes	Yes	Final HUD1	SC	8/XX/2006	Refinance	Primary	XXX	$XXX
299774059	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
299012836	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2005	Refinance	Primary	XXX	$XXX
298680289	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	IL	11/XX/2002	Refinance	Primary	XXX	$XXX
298848143	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2007, prior to three (3) business days from transaction date of 11/XX/2007. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application.
COMMENT: 2018/XX/13: Missing evidence of initial application date.

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application.
COMMENT: 2018/XX/13: Missing evidence of initial application date.
										B	B	Yes	Yes	Final HUD1	MI	11/XX/2007	Refinance	Primary	XXX	$XXX
298759734	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	OH	8/XX/2005	Refinance	Primary	XXX	$XXX
298465639	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	LA	3/XX/2005	Purchase	Primary	XXX	$XXX
298612537	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2018/XX/13: Grace period of 10 days is less than state (PA) minimum of 15 days.
										D	D	Yes	No	Missing	PA	8/XX/2005	Refinance	Primary	XXX	$XXX
299696416	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	TN	10/XX/2006	Purchase	Primary	XXX	$XXX
298992334	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MI	2/XX/2003	UTD	Primary	XXX	$XXX
298592809	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) West Virginia Residential Mortgage Lender, Broker, and Servicer Act - CLTV Greater than 100%: Unable to determine LTV/CLTV due to missing information. - EV2

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1

*** (CLEARED) West Virginia Residential Mortgage Lender, Broker, and Servicer Act (Borrower Not Charged for Actual Amounts of Third Party Fees): Unable to determine if third party fees were actual amount charged due to missing information. - EV1
										B	B	Yes	Yes	Final HUD1	WV	5/XX/2007	Refinance	Primary	XXX	$XXX
299116444	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Alternate source used for application date
COMMENT: 2018/XX/11: Lender application date taken from internal LOS screen print.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2018/XX/10: Lender application date taken from internal LOS screen print.
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2006	Refinance	Primary	XXX	$XXX
299182220	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	OH	10/XX/2005	Refinance	Primary	XXX	$XXX
298975831	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
										D	D	Yes	No	Missing	VA	2/XX/2005	UTD	Primary	XXX	$XXX
299817825	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
298972506	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/09: Appraisal not provided	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MN	12/XX/2002	UTD	Primary	XXX	$XXX
299769315	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	MO	7/XX/2005	Purchase	Primary	XXX	$XXX
299572518	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2002	Refinance	Primary	XXX	$XXX
298662293	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
									*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2018/XX/06: 10 day grace period less than 15 day minimum per state (MD)	B	B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
299571711	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
299188167	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2001. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
COMMENT: 2018/XX/07: PPP expired. PPP 1%/1%/1% of unpaid balance not permitted on loans less than $XXX per state - NC - Lender - XXX.
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2002	Refinance	Primary	XXX	$XXX
298889799	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2018/XX/06: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
									*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/04: 5% late charges exceeds 4% per NC state	B	B	Yes	Yes	Final HUD1	NC	8/XX/2006	Refinance	Primary	XXX	$XXX
298629044	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/14: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Primary	XXX	$XXX
299854844	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	No	Yes	Final HUD1	OH	5/XX/2005	Purchase	Primary	XXX	$XXX
299390785	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	AZ	5/XX/2005	Refinance	Investment	XXX	$XXX
299949318	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
298531581	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	VA	6/XX/2006	Purchase	Primary	XXX	$XXX
298854791	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2005	Refinance	Primary	XXX	$XXX
299054494	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
										B	B	No	Yes	Final HUD1	TX	6/XX/2007	Purchase	Primary	XXX	$XXX
299386929	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/25: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										D	D	Yes	No	Missing	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
299568685	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/25: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
298923452	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/31: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	VA	1/XX/2007	Purchase	Primary	XXX	$XXX
299058153	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	2/XX/2006	Purchase	Primary	XXX	$XXX
299708983	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2001. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2001, prior to three (3) business days from transaction date of 10/XX/2001. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Points and Fees): Truth in Lending Act (HOEPA): Points and Fees on subject loan of 8.03129% is in excess of the allowable maximum of the greater of 8.00000% of the Federal Total Loan Amount and $XXX (2001). Points and Fees of $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2001) (an overage of $XXX or .03129%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) New York High-Cost Loan (Points and Fees): New York High Cost Home Loan Regulations: Points and Fees on subject loan of 8.03129% is in excess of the allowable maximum of  5.00000% of the Total Loan Amount. Points and Fees total $XXX on a Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 3.03129%).  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) This High Cost loan contains one or more prohibited practice exceptions - EV1

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2019/XX/16: New York State High-Cost Testing predicated on HFC Bulletins explaining undiscounted rate of 11.75% was used for all first lien mortgage applications in month of October 2001.  Use of this rate allowed discount points to be excluded from points and fees which brought loan under NY high-cost threshold.
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2001	Refinance	Primary	XXX	$XXX
299978677	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/22: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
298624516	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
299192703	XXX	XXX	2				2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2008. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/26: Unable to determine under disclosure. The itemization of amount financed match.
										B	B	Yes	Yes	Final HUD1	MI	12/XX/2008	Refinance	Primary	XXX	$XXX
299250899	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2009. - EV2
										B	B	Yes	Yes	Final HUD1	PA	8/XX/2009	Refinance	Primary	XXX	$XXX
299156481	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
										D	D	Yes	Yes	Estimated HUD1	MD	4/XX/2006	Refinance	Primary	XXX	$XXX
299298882	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/10: Appraisal not provided	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2005, prior to three (3) business days from transaction date of 03/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be payment stream related.
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2005	Refinance	Primary	XXX	$XXX
298751671	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 08/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
299069955	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2005	Purchase	Second Home	XXX	$XXX
298594539	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/17: Appraisal not provided	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2
										D	D	No	No	Missing	VA	8/XX/2006	Purchase	Primary	XXX	$XXX
299089990	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
299971201	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2006. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/13: 10 day grace period less than 15 day minimum per state (NY).

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/13: 5% late charge exceeds 2% maximum per state (NY).
										B	B	No	No	HELOC Agreement	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
298788198	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2003. - EV2
										B	B	Yes	Yes	Line of Credit Closing Statement	IL	1/XX/2004	Refinance	Primary	XXX	$XXX
299497478	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2008	Refinance	Primary	XXX	$XXX
298910790	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2019/XX/14: Hazard Coverage of $XXX is $XXX less than the estimated Replacement Cost per the Appraisal. An Insurance Company Replacement cost estimate was not provided.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014) - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2014)
COMMENT: 2019/XX/14: Missing evidence the lender provided the appraisal report to the borrower three business days prior to closing or that the borrower waived their right to receive a copy of the appraisal.

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2019/XX/14: The Good Faith Estimate (GFE), dated 2/XX/2014, disclosed an initial monthly payment of $XXX; however, the actual initial monthly payment was $XXX.

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2019/XX/14: The Good Faith Estimate (GFE), dated 2/XX/2014, reflected a loan amount of $XXX; however, the Note indicated the loan closed with a loan amount of $XXX.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided.
COMMENT: 2019/XX/14: The Good Faith Estimate (GFE), dated 2/XX/2014, Line 802, indicated the borrower was to receive a credit of ($-XXX); however, the HUD-1 Settlement Statement indicated the borrower actually paid $XXX at closing.

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
COMMENT: 2019/XX/14: The Good Faith Estimate (GFE), dated 2/XX/2014, Line 803, reflected adjusted origination charges of $XXX; however, the HUD-1 Settlement Statement reflected adjusted origination charges of $XXX.
										B	B	Yes	Yes	Final HUD1	OR	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299535532	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	5/XX/2007	Purchase	Primary	XXX	$XXX
299210847	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2003	Purchase	Primary	XXX	$XXX
299981210	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/18: TIL Itemization disclosed a courier of $XXX while the HUD reflects a $XXX charge. TIL Itemization did not disclose the MERS fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
298918387	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299405669	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/22: Late charge not allowed per state (NY) - max late charge for NY is 2% - note states 5%	B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
299330320	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
										B	B	No	Yes	Final HUD1	FL	10/XX/2007	Purchase	Primary	XXX	$XXX
298749369	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	Yes	Yes	Final HUD1	MO	5/XX/2011	Refinance	Primary	XXX	$XXX
299580039	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	VA	9/XX/2006	Refinance	Primary	XXX	$XXX
299552995	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MN	5/XX/2001	Refinance	Primary	XXX	$XXX
298491625	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	AR	10/XX/2007	Purchase	Primary	XXX	$XXX
299725069	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/19: Underdisclosure due to itemization does not dsclose courier fees in the amount of $XXX
										B	B	Yes	Yes	Final HUD1	MI	5/XX/2007	Refinance	Primary	XXX	$XXX
299531978	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
										B	B	No	Yes	Final HUD1	NY	6/XX/2007	Purchase	Primary	XXX	$XXX
298603344	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2007	Purchase	Primary	XXX	$XXX
298613967	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	WI	6/XX/2007	Purchase	Primary	XXX	$XXX
299927995	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299974301	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2	*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2019/XX/25: Late charge of 5% exceeds the 2% maximum for the state of NY	B	B	Yes	Yes	Final HUD1	NY	6/XX/2005	Refinance	Primary	XXX	$XXX
299595498	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	7/XX/2001	Purchase	Primary	XXX	$XXX
299594633	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	VA	11/XX/2002	Refinance	Primary	XXX	$XXX
298512447	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	KY	3/XX/2004	Purchase	Primary	XXX	$XXX
298937362	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	3/XX/2007	Refinance	Primary	XXX	$XXX
299242683	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2004	Refinance	Primary	XXX	$XXX
299681130	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Unable to determine cause of under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MO	3/XX/2007	Refinance	Primary	XXX	$XXX
299704863	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
298935495	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2019/XX/11: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Purchase	UTD	XXX	$XXX
298478085	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2006	Refinance	Primary	XXX	$XXX
299275962	XXX	XXX	2				2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	AL	12/XX/2001	Refinance	Primary	XXX	$XXX
298934599	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing all loan applications. - EV3	*** (OPEN) Missing Document: Missing all loan applications. COMMENT: 2016/XX/11: Both the initial and final applications are missing from file.	3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina Home Loan (No Tangible Net Benefit): North Carolina Home Loan: Refinance loan made without a tangible net benefit to borrower. - EV3

*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 3/XX/2002 12:00:00 AM, prior to three (3) business days from transaction date of 3/XX/2002 12:00:00 AM. - EV2

*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2016/XX/14: File only contains Note (includes TIL) and Mortgage. Insufficient documents to complete compliance.

*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
COMMENT: 2016/XX/15: North Carolina Prohibits pre payment penalties on loans less than $XXX

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2016/XX/15: Late fee of 10% exceed NC allowed amount of 4%
										D	D	Yes	No	Missing	NC	3/XX/2002			XXX	$XXX
299446490	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
299956029	XXX	XXX	3				3
*** (OPEN) Rhode Island High Cost Analysis Timing: Rhode Island Home Loan:  High-cost Analysis not documented and substantiated prior to closing of the loan. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding High-Cost Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding High-Cost Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Prohibited Acts and Practices Regarding Home Loans Disclosure Not Provided): Rhode Island Home Loan: Prohibited Acts and Practices Regarding Home Loans disclosure not provided. - EV3

*** (OPEN) Rhode Island Home Loan (Tangible Net Benefit Disclosure Not Provided): Rhode Island Home Loan:  Tangible Net Benefit Disclosure not provided to borrower for refinance within 60 months. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Rhode Island High Cost Analysis Timing: Rhode Island Home Loan:  High-cost Analysis not documented and substantiated prior to closing of the loan.
COMMENT: 2019/XX/15: High Cost Analysis in file is dated 01/XX/08 which is after closing but prior to funding.
										C	C	Yes	Yes	Final HUD1	RI	1/XX/2008	Refinance	Primary	XXX	$XXX
299045961	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	MS	10/XX/2007	Refinance	Primary	XXX	$XXX
299123439	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2008	Purchase	Primary	XXX	$XXX
299802811	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of  2/XX/2001 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	3/XX/2001	Refinance	Primary	XXX	$XXX
298997566	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	6/XX/2005	Refinance	Primary	XXX	$XXX
299580509	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2 *** (WAIVED) Income Docs Missing: - EV2 *** (CLEARED) Missing Document: Borrower Ability to Repay Attestation not provided - EV1
*** (WAIVED) Credit Exception:
COMMENT: 2017/XX/17: NSF activity in the most recent 12 months is 7 items, which exceeds max allowable of 5, if there are 0 occurrences in the most recent 3 month time period.  It is noted that there are 0 occurrences in the most recent 3 months statements provided.  Lender exception (pg 136) is approved with Comp factors of Low DTI, and loan benefit to borrower.

*** (WAIVED) Income Docs Missing:
COMMENT: 2017/XX/17: Missing income calculation worksheet, and P&L that matches the time period of the bank statements provided.  Bank statements cover from 3/XX/2015 through 6/XX/2017, while P&L statements cover 1/XX/2015 through 6/XX/2017.
							1
*** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2017) - EV1

*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 9.06530% or Final Disclosure APR of 9.10600% is in excess of allowable threshold of APOR 3.98% + 1.5%, or 5.48000%.  Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2017)
COMMENT: 2017/XX/01: Valuation provided 06/XX/2017, valuation report date is 06/XX/2017.
										A	A	Yes	No		IL	7/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298927794	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	WI	9/XX/2002	Refinance	Primary	XXX	$XXX
298956099	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	12/XX/2002	UTD	Primary	XXX	$XXX
298950216	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	WI	2/XX/2004	UTD	UTD	XXX	$XXX
299635253	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	VT	6/XX/2005	Purchase	Second Home	XXX	$XXX
299158416	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	7/XX/2005	Purchase	Primary	XXX	$XXX
299716247	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	1/XX/2007	Purchase	Primary	XXX	$XXX
299254124	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	7/XX/2007	Purchase	Primary	XXX	$XXX
298864576	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Prepayment penalty not permissible by state law; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/23: PPP Expired. Prepayment charge not allowed per state (XX) - max prepayment charge for MD loan is two months’ advance interest on the aggregate amount of all prepayments made in any 12-month period, in excess of 1/3 the amount of the original loan. - note states 6 months advance interest. Lender is XXX.
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
298679193	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2010 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2011	Refinance	Primary	XXX	$XXX
299880037	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
										B	B	Yes	Yes	Final HUD1	TN	8/XX/2012	Refinance	Primary	XXX	$XXX
299402658	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2020/XX/08: High Cost testing complete - Premium and terms documented in file	2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: TIL itemization did not disclose an admin fee of $XXX processing fee of $XXX or courier fee of $XXX as prepaid finance charges, but did disclose a doc prep fee of $XXX and settlement fee of $XXX. Tthe HUD indicated the settlement fee as $XXX.
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
299015741	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	IL	2/XX/2004	UTD	UTD	XXX	$XXX
299543395	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
298832280	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/17: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
298886613	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 10.37600% is underdisclosed from calculated APR of 10.77827% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/15: It appears a lower index was used at origination than the 3.5988% available within the look-back period.
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2005	Refinance	Primary	XXX	$XXX
298844254	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/17: Appraisal not provided	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
299658418	XXX	XXX	3	3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX COMMENT: 2020/XX/20: No bank statements provided to verify cash to close *** (OPEN) Missing Valuation: COMMENT: 2020/XX/20: Appraisal not provided	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Higher Priced QM. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: TIL did not reflect the required verbiage - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2015 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA - EV2

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception: - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement.
COMMENT: 2020/XX/20: Incorrect TIL used

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies.
COMMENT: 2020/XX/20: No value provided

*** (OPEN) Incorrect TIL Form Used: Truth in Lending Act (MDIA 2011): TIL disclosure not compliant under MDIA
COMMENT: 2020/XX/20: Incorrect TIL used

*** (OPEN) Miscellaneous Compliance: Non-Material Compliance Exception:
COMMENT: 2020/XX/20: Promissory Note reflects Total of Payments as the Note Amount with no reference that amount is inclusive of amount borrowed and finance charges.  TIL amounts disclosed are based on the Amount Financed as the base loan amount which was the amount utilized for Compliance testing purposes
										D	D	Yes	No	Missing	SC	6/XX/2015	Purchase	Primary	XXX	$XXX		UTD	Higher Priced QM
299067542	XXX	XXX	3	3
*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) Payment Shock exceeds credit guidelines. - EV3

*** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. - EV2
						*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2020/XX/18: Missing rate lock agreement *** (OPEN) Payment Shock exceeds credit guidelines. COMMENT: 2020/XX/18: Missing AUS. *** (OPEN) Hazard Insurance policy does not list "Lender its successors and assigns", per guideline requirements. COMMENT: 2020/XX/18: Missing evidence of insurance.	3
*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX XXX/Pension) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX XXX/Social Security) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 14.46869%, LTV/CLTV: 68.21192%/68.21192%, Credit Score: 541, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3

*** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension) - EV3

*** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Timing of Appraisal to Consumer): TILA HPML Appraisal Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.27290% or Final Disclosure APR of 6.27500% is in excess of allowable threshold of APOR 4.09% + 1.5%, or 5.59000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5854569) - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (WAIVED) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 1, 4, 6, or 11): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. (The property state is in the 1st, 4th, 6th, or 11th circuit.) - EV1

*** (OPEN) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2020/XX/18: Missing origination credit report

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2020/XX/18: Missing third party verification of employment for the Co-Borrower

*** (OPEN) General Ability To Repay Provision Income and Assets - Non-Employment Income Doc Source NULL: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX XXX/Pension)
COMMENT: 2020/XX/18: Missing third party verification of receipt of pension income

*** (OPEN) General Ability To Repay Provision Income and Assets - Other Income Doc Source Null: Ability to Repay (Dodd-Frank 2014): Unable to verify alternate income source using reasonably reliable third-party records. (XXX XXX/Social Security)
COMMENT: 2020/XX/18: Missing third party verification of receipt of pension income

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2020/XX/18: Missing income documents for the co-borrower

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 14.46869%, LTV/CLTV: 68.21192%/68.21192%, Credit Score: 541, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2020/XX/18: Missing credit report and income verification for all borrowers

*** (OPEN) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
COMMENT: 2020/XX/18: Missing verification of Borrower's pension income

*** (OPEN) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security)
COMMENT: 2020/XX/18: Missing verification of the Borrower's Social Security income

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2020/XX/18: Co-borrower's income/employment documents were not provided

*** (OPEN) Ability To Repay Not Exempt - NULL Check for Unknown Designation Test: Unable to determine whether loan is exempt from ability to repay testing due to missing  information.
COMMENT: 2020/XX/19: Unable to determine whether loan is exempt from ability to repay testing due to missing information.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)
COMMENT: 2020/XX/18: Missing evidence that the appraisal was provided to the borrowers.

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/5854569)
COMMENT: 2020/XX/18: Co-borrower's income/employment documents were not provided

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2020/XX/18: Loan Estimate was not provided

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2020/XX/18: Missing documentation that borrower was provided the Right to receive appraisal disclosure

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2020/XX/18: Missing documentation that borrower was provided the Right to receive appraisal disclosure

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2020/XX/18: Missing evidence that the Closing Disclosure was provided to the borrower prior to closing
										C	C	Yes	No		GA	10/XX/2018	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
298883604	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	11/XX/2004	Refinance	Primary	XXX	$XXX
299918970	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	3/XX/2006	Purchase	Primary	XXX	$XXX
299035420	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2002. - EV2
										B	B	No	Yes	Final HUD1	NC	10/XX/2002	Purchase	Investment	XXX	$XXX
298649770	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2020/XX/31: Appraisal not provided.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2010	Refinance	Primary	XXX	$XXX
299906293	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
298536252	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
299209684	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	SC	1/XX/2003	Refinance	Primary	XXX	$XXX
299402481	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2007	Refinance	Primary	XXX	$XXX
299719481	XXX	XXX	2				2
*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2006	Refinance	Primary	XXX	$XXX
299868928	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
										B	B	Yes	Yes	Final HUD1	MA	11/XX/2006	Refinance	Primary	XXX	$XXX
299628747	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	CA	10/XX/2004	Purchase	Primary	XXX	$XXX
298585477	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2020/XX/05: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties. - EV2
										B	B	Yes	Yes	Final HUD1	WI	4/XX/2007	Purchase	Primary	XXX	$XXX
299425842	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2020/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/05: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
299676626	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Louisiana Late Charge Grace Period Testing: Louisiana Late Charge: Note grace period of 7 days is less than the state minimum of 10 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	LA	3/XX/2008	Refinance	Primary	XXX	$XXX
299957239	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2007, prior to three (3) business days from transaction date of 06/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2007	Refinance	Primary	XXX	$XXX
299473790	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
298874696	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2006	Purchase	Primary	XXX	$XXX
298901460	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2005	Refinance	Primary	XXX	$XXX
298868421	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	9/XX/2004	Purchase	Primary	XXX	$XXX
298730046	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	8/XX/1997	Purchase	Primary	XXX	$XXX
299051420	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2008	Purchase	Primary	XXX	$XXX
299993745	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	AZ	3/XX/2008	Refinance	Primary	XXX	$XXX
298509524	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
298950222	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	OR	1/XX/2008	Refinance	Primary	XXX	$XXX
299924331	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2007	Purchase	Primary	XXX	$XXX
299791558	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	PA	11/XX/2007	Refinance	UTD	XXX	$XXX
299606571	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IN	9/XX/2007	Purchase	Primary	XXX	$XXX
299735162	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
298682844	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	OK	7/XX/2007	Purchase	Primary	XXX	$XXX
299952769	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	AL	7/XX/2007	Refinance	Primary	XXX	$XXX
298952880	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
298885268	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	5/XX/2007	Purchase	Primary	XXX	$XXX
299973716	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	5/XX/2007	UTD	UTD	XXX	$XXX
298845191	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AR	3/XX/2007	Purchase	Primary	XXX	$XXX
299735639	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	12/XX/2006	Purchase	Primary	XXX	$XXX
299145754	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	HI	3/XX/2006	Refinance	Second Home	XXX	$XXX
299078196	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CT	12/XX/2005	Purchase	Primary	XXX	$XXX
299580354	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	4/XX/2005	Refinance	Primary	XXX	$XXX
299506134	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	CA	3/XX/2005	Purchase	UTD	XXX	$XXX
299931925	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	PA	10/XX/2004	UTD	UTD	XXX	$XXX
299311654	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/01: TIL Itemization did not disclose the flood cert fee of $XXX the closing protection letter of $XXX the recording service fee of $XXX the settlement fee of $XXX and the courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2004	Refinance	Primary	XXX	$XXX
298745086	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2003	Refinance	Primary	XXX	$XXX
299787713	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/30: TIL Itemization did not disclose the $XXX escrow waiver, $XXX check fee, $XXX tax service, $XXX courier or $XXX flood  as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2003	Refinance	Primary	XXX	$XXX
298679149	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	FL	10/XX/2002	Purchase	Second Home	XXX	$XXX
298579181	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	TX	10/XX/2002	Purchase	Second Home	XXX	$XXX
298931295	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	5/XX/2002	Refinance	Primary	XXX	$XXX
299667744	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	IL	11/XX/2001	Purchase	UTD	XXX	$XXX
299889021	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	TN	8/XX/1998	Purchase	Primary	XXX	$XXX
299115462	XXX	XXX	1		*** (OPEN) MI Monthly Premium Amount documented in file does not match the Escrowed Mortgage Insurance Premium amount per month collected on the HUD. - EV3		1			A	A	No	Yes	Final HUD1	NV	11/XX/1993	Refinance	Primary	XXX	$XXX
299672185	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1992 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	2/XX/1992	Purchase	Primary	XXX	$XXX
298480735	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	3/XX/2001	Purchase	Primary	XXX	$XXX
299053535	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	PA	1/XX/2008	UTD	UTD	XXX	$XXX
299577006	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	KY	8/XX/2007	Refinance	Investment	XXX	$XXX
299186562	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2006	Purchase	Primary	XXX	$XXX
299617474	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	WI	6/XX/2006	Refinance	Primary	XXX	$XXX
298776127	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010 - EV3		2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	SC	10/XX/2010	Refinance	Second Home	XXX	$XXX
299586712	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
									*** (OPEN) (Doc Error) HUD Error: Disbursement date is earlier than notary/security instrument date. COMMENT: 2020/XX/14: Notary date on recorded Mortgage is 9/XX/2009.	C	C	Yes	Yes	Final HUD1	IN	9/XX/2008	Purchase	Primary	XXX	$XXX
299139279	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	8/XX/2008	Purchase	Primary	XXX	$XXX
299497340	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	NJ	4/XX/2007	Purchase	Primary	XXX	$XXX
299432636	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/14: Unable to determine under disclosure due to missing itemization of amount financed
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2004	Refinance	Primary	XXX	$XXX
299932334	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/22: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	OH	1/XX/2004	Refinance	Primary	XXX	$XXX
298937653	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MN	10/XX/2003	Refinance	Primary	XXX	$XXX
298476252	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2003	Purchase	Primary	XXX	$XXX
299431144	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
298695052	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	2/XX/2007	Purchase	Primary	XXX	$XXX
298865274	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: Itemization did not disclose the assignment fee of $XXX attorney fee of $XXX and courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2003	Refinance	Primary	XXX	$XXX
299020815	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
										D	D	Yes	Yes	Title Co. Closing Statement	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
299070674	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	11/XX/2007	Purchase	Primary	XXX	$XXX
298569593	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	OH	1/XX/2007	Refinance	Primary	XXX	$XXX
299649753	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	8/XX/2006	Construction-Permanent	Primary	XXX	$XXX
298883363	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	10/XX/2005	Purchase	Primary	XXX	$XXX
299561974	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
298703718	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	12/XX/2006	Purchase	Primary	XXX	$XXX
298959370	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2005	Refinance	Primary	XXX	$XXX
299769067	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/26: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	TN	8/XX/2007	Purchase	Primary	XXX	$XXX
299411390	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	Yes	Final HUD1	PA	12/XX/2002	Purchase	Primary	XXX	$XXX
299544370	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	8/XX/2007	Refinance	Primary	XXX	$XXX
299316123	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
299440573	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	AL	3/XX/2005	Purchase	Primary	XXX	$XXX
298942056	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
299531918	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	LA	10/XX/2004	Refinance	Primary	XXX	$XXX
299535683	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	PA	2/XX/1996	UTD	Primary	XXX	$XXX
299519384	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.48060% is underdisclosed from calculated APR of 7.64657% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/07: Fees are under disclosed $XXX.  Itemization not provided.  Unable to verify the reason for the under disclosure without the itemization.
										B	B	No	Yes	Final HUD1	MA	2/XX/1994	Purchase	Primary	XXX	$XXX
299617657	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/1992	Purchase	Primary	XXX	$XXX
298842300	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2002	Refinance	Primary	XXX	$XXX
298788631	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	1/XX/2014	Refinance	Primary	XXX	$XXX
299496002	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	9/XX/2005	Purchase	Primary	XXX	$XXX
299820137	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	NY	7/XX/2005	Purchase	Primary	XXX	$XXX
298981804	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/27: Itemization of Amount Financed does not include the $XXX Settlement fee in the Prepaid Finance Charges.
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2001	Refinance	Primary	XXX	$XXX
298624078	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	No	No	Missing	OH	8/XX/2006	Purchase	Primary	XXX	$XXX
299262162	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
299291783	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2004	Refinance	Primary	XXX	$XXX
299301805	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2007	Refinance	Primary	XXX	$XXX
299427623	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
299729677	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	NY	2/XX/2008	Refinance	Primary	XXX	$XXX
299949359	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	VA	1/XX/2007	Purchase	Primary	XXX	$XXX
298823621	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2008	Refinance	Primary	XXX	$XXX
298802089	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NH	10/XX/2007	Refinance	Primary	XXX	$XXX
299433796	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	AL	10/XX/2003	Refinance	Primary	XXX	$XXX
299838992	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	OH	7/XX/2003	Refinance	Primary	XXX	$XXX
299638989	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	7/XX/2006	Purchase	Primary	XXX	$XXX
298622531	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2006	Purchase	Primary	XXX	$XXX
299643335	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MN	7/XX/2007	Refinance	Primary	XXX	$XXX
299725525	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
299400648	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IA	12/XX/2007	Purchase	Primary	XXX	$XXX
299287361	XXX	XXX	2				2
*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	ID	3/XX/2008	Refinance	Second Home	XXX	$XXX
299085748	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	2/XX/2011	Purchase	Investment	XXX	$XXX
299792195	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	SC	5/XX/2001	Refinance	Primary	XXX	$XXX
299648909	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TN	11/XX/2001	Refinance	Primary	XXX	$XXX
299262725	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: TIL Itemization did not disclose the processing fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2004	Refinance	Primary	XXX	$XXX
298474240	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	No	No	Missing	OH	8/XX/2006	Purchase	Primary	XXX	$XXX
298496886	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	3/XX/2006	Purchase	Primary	XXX	$XXX
299258535	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AR	4/XX/2007	Refinance	Investment	XXX	$XXX
299580133	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2002. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17200% is underdisclosed from calculated APR of 6.43401% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/06: Lenders Final TIL represents 125 monthly payments of MI.  Whereas audited finance charge reflects 126 monthly payments of MI and a fall-off after approximately 78% LTV.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.17200% is underdisclosed from calculated APR of 6.43401% outside of 0.125% tolerance.
COMMENT: 2019/XX/06: Lenders Final TIL represents 125 monthly payments of MI.  Whereas audited finance charge reflects 126 monthly payments of MI and a fall-off after approximately 78% LTV.
										B	B	No	Yes	Final HUD1	TX	1/XX/2003	Purchase	Primary	XXX	$XXX
299914528	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2

*** (CLEARED) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV1

*** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1
						*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2019/XX/11: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization. *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. COMMENT: 2019/XX/11: Existing HOI policy due for renewal within 90 days of note. *** (CLEARED) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> COMMENT: 2019/XX/12: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations are required for securitization.	2	*** (OPEN) RESPA (2010) - Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2
*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note.
COMMENT: 2019/XX/14: Pg. 3 of HUD-1 shows previous initial loan amount of $XXX.  Pg. 1 shows correct loan amount.
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298545241	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
									*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2019/XX/04: Incomplete Loan File. No documents in the file that match the tape data.	D	D		No	Missing			UTD	UTD	XXX	$XXX
298869562	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.01200% is underdisclosed from calculated APR of 9.51319% outside of 0.125% tolerance. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 9.01200% is underdisclosed from calculated APR of 9.51319% outside of 0.125% tolerance.
COMMENT: 2020/XX/13: Under disclosure due to Index used lower than the minimum index available during the look back period.
										B	B	No	Yes	Final HUD1	MI	6/XX/2005	Purchase	Primary	XXX	$XXX
298541812	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	OK	5/XX/2001	Purchase	Primary	XXX	$XXX
299691815	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	PA	4/XX/2006	Purchase	Primary	XXX	$XXX
299807714	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CT	5/XX/2006	Refinance	Primary	XXX	$XXX
299118882	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2008. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/22: Under-disclosure is fee related. Final TIL Itemization does not reflect the Title Recording Service Fee in the amount of $XXX Title Courier Fee in the amount of $XXX and the Title Wire Fee in the amount of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	ME	2/XX/2008	Refinance	Primary	XXX	$XXX
299142060	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/15: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
299112775	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2000.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (CLEARED) Missing Final HUD-1 - EV1

*** (CLEARED) TILA - Final TIL Missing - EV1
									*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2018/XX/05: Incomplete Loan File. No compliance documents in the loan file.	D	D	Yes	No	Missing	AL	9/XX/2000	UTD	UTD	XXX	$XXX
299193316	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2018/XX/06: signature not dated by borrower

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2018/XX/06: Images on contain the Security Instrument, no other compliance documents were provided.
										D	D	Yes	No	Missing	UT	4/XX/2007	UTD	UTD	XXX	$XXX
299101505	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.84577% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of APOR 4.87% + 1.5%, or 6.37000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 11.84577% or Final Disclosure APR of 0.00000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.79000 + 1.75%, or 6.54000%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) New York Subprime Tangible Net Benefit Test: New York Subprime Loan: Unable to determine if existing loan was refinanced into subprime home loan with no tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	1/XX/2010	Refinance	Primary	XXX	$XXX
299593494	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2006	Refinance	Primary	XXX	$XXX
299728774	XXX	XXX	2				2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
299220822	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2005	Refinance	Primary	XXX	$XXX
298628461	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
										D	D	Yes	Yes	Missing	VA	10/XX/2005	UTD	Primary	XXX	$XXX
299514300	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/2005	Refinance	Primary	XXX	$XXX
298472337	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.85180% or Final Disclosure APR of 11.00000% is in excess of allowable threshold of US Treasury 4.2800% + 3%, or 7.28000% and Conventional Mortgage Rate 5.67000% + 1.75%, or 7.42000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2021/XX/09: The loan file does not contain third party documentation of the Borrower’s ability to repay the loan.
										D	D	Yes	No	Missing	NC	3/XX/2008	Refinance	Primary	XXX	$XXX
298965711	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/17: Appraisal not provided	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2009	Refinance	Primary	XXX	$XXX
299469203	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: The Final TIL shows the Lender used an Index of 2.510%.  The lowest in the drop down is  2.78060%.
										B	B	Yes	Yes	Final HUD1	IN	2/XX/2005	Refinance	Primary	XXX	$XXX
299340372	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	WI	1/XX/2010	Refinance	Primary	XXX	$XXX
299754265	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: The payment stream portion of the under disclosure is due to the payment not reflecting the note terms and interst collection method. The $XXX fee portion of the under disclosure cannot be determined due to missing the itemziation of the prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2007	Purchase	Primary	XXX	$XXX
299757631	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	IL	2/XX/2009	UTD	UTD	XXX	$XXX
299485285	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	11/XX/2007	Refinance	Primary	XXX	$XXX
299687153	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.
										D	D	Yes	No	Missing	IL	10/XX/2005	Refinance	Primary	XXX	$XXX
298601744	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2005	Refinance	Primary	XXX	$XXX
298639526	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2005	Refinance	Primary	XXX	$XXX
299763775	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Fees are under disclosed $XXX and fees match the HUD.  Itemization shows Prepaid Interest $XXX and HUD charged $XXX.
										B	B	Yes	Yes	Final HUD1	AZ	8/XX/2006	Refinance	Primary	XXX	$XXX
298690366	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MI	5/XX/2007	Purchase	Primary	XXX	$XXX
299759479	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	No	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
299698148	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
299228941	XXX	XXX	2		*** (CLEARED) Missing Document: Missing Final 1003 - EV1		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299954122	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
299167563	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: A prepayment penalty is not permissible by state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
299187806	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/20: The Lender's payment stream reflects the expiration of MI after 180 months. Based on the LTV and loan terms, the MI would be in force for 233 months.
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
298479128	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
298598821	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
299748502	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	10/XX/2006	Purchase	Primary	XXX	$XXX
299459377	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
299530335	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	KS	10/XX/2004	Refinance	Primary	XXX	$XXX
299081277	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/04: Appraisal not provided.	2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MD	6/XX/2006	Refinance	Primary	XXX	$XXX
299277076	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
299646075	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/03: The index value used by the lender was not found in the file, however the loan is over disclosed using the lowest index value available in the lookback period of 2.2638%.
										B	B	Yes	Yes	Final HUD1	DE	10/XX/2004	Refinance	Primary	XXX	$XXX
299366069	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/29: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
299777648	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2004	Refinance	Primary	XXX	$XXX
298482418	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	IL	5/XX/2007	Purchase	Primary	XXX	$XXX
298531156	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	OR	8/XX/2007	Purchase	Primary	XXX	$XXX
299455988	XXX	XXX	1		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		1			A	A	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
298777799	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
299111785	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
299259989	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 8/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/10: Itemization did not include $XXX Closing Protection Letter, $XXX Recording Service Fee and $XXX wire fee in the prepaid finance charges.  In addition, Courier fee was under disclosed by $XXX.
										B	B	No	Yes	Final HUD1	LA	9/XX/2007	Purchase	Primary	XXX	$XXX
299708967	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/22: Lenders Final TIL represents 37 monthly payments of MI.  Whereas audited finance charge reflects 65 monthly payments of MI and a fall-off after approximately 78% LTV.
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2003	Refinance	Primary	XXX	$XXX
299011591	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MO	6/XX/2011	Refinance	Primary	XXX	$XXX
299290503	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2002. - EV2
										B	B	No	Yes	Final HUD1	OH	6/XX/2003	Purchase	Primary	XXX	$XXX
298877191	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										D	D	Yes	Yes	HUD1, not signed or stamped	NY	7/XX/2009	Refinance	Primary	XXX	$XXX
299548845	XXX	XXX	2				2
*** (OPEN) California Prepayment Penalty ARM: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	CA	11/XX/2005	Purchase	Primary	XXX	$XXX
299272300	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
298650320	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/1997. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	2/XX/1998	Refinance	Primary	XXX	$XXX
299865376	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
299335764	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/04: Appraisal not provided	2
*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2010, prior to three (3) business days from transaction date of 04/XX/2010. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2010	Refinance	Primary	XXX	$XXX
298544292	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Investment	XXX	$XXX
299105748	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CT	11/XX/2005	Refinance	Primary	XXX	$XXX
298980201	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
299620354	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
298910177	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2007	Refinance	Primary	XXX	$XXX
298816796	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	7/XX/2007	Refinance	Primary	XXX	$XXX
299621949	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
299274587	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 08/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/1987.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	NY	8/XX/1987	UTD	UTD	XXX	$XXX
298861728	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2009	Purchase	Primary	XXX	$XXX
299580973	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
299589737	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										B	B	Yes	Yes	Final HUD1	PA	12/XX/2010	Refinance	Primary	XXX	$XXX
299153884	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2009, prior to three (3) business days from transaction date of 07/XX/2009. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .31090%. APR of 11.97090% exceeds a threshold of 11.66000% based on the US Treasury for comparable maturities of 3.66000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) Georgia High-Cost Loan (Calculated APR/Rate): Georgia Fair Lending Act: APR Threshold is exceeded by .31090%. APR of 11.97090% exceeds a threshold of 11.66000% based on the US Treasury for comparable maturities of 3.66000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 2 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2009. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/16: Under disclosure due to TIL payment stream
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2009	Refinance	Primary	XXX	$XXX
299361493	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/04: Under disclosure due to FHUD prepaid finance charges are $XXX while the TIL itemization reflects $XXX.
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2004	Refinance	Primary	XXX	$XXX
299608521	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	OH	6/XX/2004	Refinance	Primary	XXX	$XXX
299985645	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	IN	6/XX/2006	Refinance	Primary	XXX	$XXX
299734989	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and may not contain standard legal language. - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV1

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed.
COMMENT: 2016/XX/28: Missing flood cert
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2005	Refinance	Primary	XXX	$XXX
299037562	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IN	6/XX/2007	Refinance	Primary	XXX	$XXX
299550578	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) (Doc Error) Note Error: Loan does not comply with state prepayment penalty requirements
COMMENT: 2019/XX/19: PPP Expired. Prepayment charge not allowed per state (OH) - max prepayment charge for OH loan is 1% - note states 3%, 2%, 1%. Lender is XXX.
										D	D	Yes	No	Missing	OH	7/XX/2005	Refinance	Primary	XXX	$XXX
298704670	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2008	Refinance	Primary	XXX	$XXX
298766873	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/02: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	MI	2/XX/2004	Refinance	Primary	XXX	$XXX
299169631	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	OH	8/XX/2006	Refinance	Primary	XXX	$XXX
299193651	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2019/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Primary	XXX	$XXX
298645524	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	2/XX/2007	Purchase	Primary	XXX	$XXX
299527205	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2

*** (CLEARED) (Fed High Cost) Federal High-Cost Mortgage Loan (Calculated APR/Rate): Truth in Lending Act (HOEPA): APR Threshold is exceeded by .16710%. APR of 12.85710% exceeds a threshold of 12.69000% based on the US Treasury for comparable maturities of 4.69000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) (State High Cost) Georgia High-Cost Loan (Calculated APR/Rate): Georgia Fair Lending Act: APR Threshold is exceeded by .16710%. APR of 12.85710% exceeds a threshold of 12.69000% based on the US Treasury for comparable maturities of 4.69000% plus jurisdiction allowable margin of 8.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 5 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/16: Under disclosure due to TIL payment stream
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2007	Refinance	Primary	XXX	$XXX
299374816	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2016/XX/24: Itemization of amount financed did not disclose the $XXX Attorney Closing Fee as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2006	Purchase	Primary	XXX	$XXX
299619444	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
298950525	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 03/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	AR	3/XX/2004	Refinance	Primary	XXX	$XXX
299220313	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable.
COMMENT: 2020/XX/08: HUD provided cut off on the bottom of page 1 and page 2.
										D	D	Yes	No	Missing	CT	6/XX/2007	Purchase	Primary	XXX	$XXX
299449202	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2011	Refinance	Primary	XXX	$XXX
299501769	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
299601277	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Initial GFE not disclosed to the borrower within 3 days. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 4/XX/2005 which is 1 month(s) prior to consummation.  A 3 month lookback was used to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  HUD1, not signed or stamped used for any applicable Federal, State or Local compliance testing. - EV1
										B	B	Yes	Yes	Final HUD1	ID	5/XX/2005	Refinance	Primary	XXX	$XXX
298947252	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2
									*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state COMMENT: 2018/XX/04: 6% late charge exceeds the 2% maximum per state - NY.	B	B	Yes	Yes	Final HUD1	NY	6/XX/2005	Refinance	Primary	XXX	$XXX
299702800	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MD	4/XX/2005	Refinance	Primary	XXX	$XXX
298661129	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: TIL itemization did not disclose a recording service fee of $XXX a closing settlement fee of $XXX and a courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2013	Refinance	Primary	XXX	$XXX
298753984	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	AL	8/XX/2005	Purchase	Primary	XXX	$XXX
298832858	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	MO	7/XX/2007	Refinance	Primary	XXX	$XXX
299927848	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.89740% is underdisclosed from calculated APR of 7.68370% outside of 0.125% tolerance. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/20: Final TIL reflects incorrect payment stream. Final TIL reflects fixed payments for 360 months term. Audited payment stream reflects Variable Rate with payment changing after 36 months.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 5.89740% is underdisclosed from calculated APR of 7.68370% outside of 0.125% tolerance.
COMMENT: 2019/XX/20: Final TIL reflects incorrect payment stream. Final TIL reflects fixed payments for 360 months term. Audited payment stream reflects Variable Rate with payment changing after 36 months.
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
299195934	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
299621173	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: Final TIL itemization did not include a State Recordation Tax fee of $XXX, Judgment Run fee of $XXX and a Release fee of $XXX.
										B	B	No	Yes	Final HUD1	VA	3/XX/2005	Refinance	Second Home	XXX	$XXX
299482077	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IN	9/XX/2003	Purchase	Primary	XXX	$XXX
299546202	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NJ	6/XX/2004	Refinance	Investment	XXX	$XXX
298627502	XXX	XXX	2				2	*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2		B	B	Yes	Yes	Final HUD1	OH	8/XX/2003	Refinance	Primary	XXX	$XXX
299429921	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Purchase	Primary	XXX	$XXX
299992788	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	10/XX/2003	Refinance	Primary	XXX	$XXX
299937571	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	MI	9/XX/2005	Purchase	Primary	XXX	$XXX
299594846	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	PA	3/XX/2007	Purchase	Primary	XXX	$XXX
298785793	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	10/XX/2007	Purchase	Primary	XXX	$XXX
299156026	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	OH	8/XX/2006	Purchase	Primary	XXX	$XXX
298996067	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
299084255	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 03/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CO	9/XX/2004	UTD	Primary	XXX	$XXX
299329544	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2008. - EV2
										B	B	No	Yes	Final HUD1	AL	7/XX/2008	Purchase	Primary	XXX	$XXX
299700979	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
299330743	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	5/XX/2008	Refinance	Primary	XXX	$XXX
298811768	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
299209589	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/08: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
299624800	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	7/XX/2007	Purchase	Primary	XXX	$XXX
299611970	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	CO	5/XX/2007	Purchase	Primary	XXX	$XXX
299414955	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	1/XX/2007	Refinance	Primary	XXX	$XXX
299961461	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	1/XX/2007	Purchase	Primary	XXX	$XXX
299876526	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	TN	10/XX/2006	Refinance	Primary	XXX	$XXX
299009821	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	6/XX/2006	Purchase	Primary	XXX	$XXX
298942550	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
298676676	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MD	4/XX/2006	Purchase	Primary	XXX	$XXX
299984229	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state.
COMMENT: 2019/XX/19: Note grace period of 10 days is less than 15 days per state of MD.

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Note late charge exceeds maximum per state.
COMMENT: 2019/XX/19: Note late charge of 6% exceeds maximum of 5% per state of MD.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2019/XX/19: Note late charge percentage of 6% exceeds maximum of 5% per state of MD.
										B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
298545170	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NV	7/XX/2005	Purchase	Second Home	XXX	$XXX
298776553	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	IL	7/XX/2005	Refinance	Primary	XXX	$XXX
299832950	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	5/XX/2005	Purchase	Primary	XXX	$XXX
298952812	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2004	Refinance	Primary	XXX	$XXX
298510534	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CA	4/XX/2003	Refinance	Primary	XXX	$XXX
299646708	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: TIL itemization disclosed a Settlement fee of $XXX HUD reflects actual Settlement fee of $XXX. TIL itemization did not disclose a Commitment fee of $XXX a Recording of Assignment fee of $XXX and a Notice of Settlement fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Refinance	Primary	XXX	$XXX
299864484	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										B	B	No	Yes	Final HUD1	LA	9/XX/2012	Purchase	Primary	XXX	$XXX
299605450	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.49200% is underdisclosed from calculated APR of 4.68152% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/07: Unable to apply the seller credit of $XXX due to missing credit itemization.
										B	B	No	Yes	Final HUD1	WA	4/XX/2012	Purchase	Primary	XXX	$XXX
298736338	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2009	Refinance	Primary	XXX	$XXX
298791885	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
298806758	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2007	Purchase	Primary	XXX	$XXX
299362960	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	10/XX/2006	Purchase	Primary	XXX	$XXX
298781022	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	GA	8/XX/2006	Purchase	Primary	XXX	$XXX
299490025	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
299760642	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	6/XX/2005	Refinance	Primary	XXX	$XXX
299246989	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	GA	1/XX/2005	Refinance	Primary	XXX	$XXX
298565742	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
299518027	XXX	XXX	2	1			2
*** (CURED) TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2018 not accurate. (Final/12/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/654318) - EV2

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/654317) - EV2

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/654316) - EV2

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/654315) - EV2

*** (CURED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/654315) - EV2

*** (CURED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/XX/2018) - EV2

*** (CURED) TRID Final Closing Disclosure Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of $XXX on Final Closing Disclosure provided on 12/XX/2018 not accurate. (Final/12/XX/2018)
COMMENT: 2019/XX/16: Final CD reflects escrowed property costs over 1 year of $XXX and actual amount is $XXX; monthly escrow payment amount should be $XXX

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/654318)
COMMENT: 2019/XX/16: Estimated escrow payment is $XXX from Final CD and actual amount is $XXX; Lender escrowed $XXX per month and annual HOI premium is $XXX or $XXX monthly.

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/654317)
COMMENT: 2019/XX/16: Estimated escrow payment is $XXX from Final CD and actual amount is $XXX; Lender escrowed $XXX per month and annual HOI premium is $XXX or $XXX monthly.

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/654316)
COMMENT: 2019/XX/16: Estimated escrow payment is $XXX from Final CD and actual amount is $XXX; Lender escrowed $XXX per month and annual HOI premium is $XXX or $XXX monthly.

*** (CURED) TRID Final Closing Disclosure Estimated Escrow Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/654315)
COMMENT: 2019/XX/16: Estimated escrow payment is $XXX from Final CD and actual amount is $XXX; Lender escrowed $XXX per month and annual HOI premium is $XXX or $XXX monthly.

*** (CURED) TRID Final Closing Disclosure Estimated Total Minimum Payment Adjustable Rate: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 12/XX/2018 disclosed an Estimated Total Monthly Payment for payment stream 1 that does not match the actual total payment for the loan. (ProjSeq:1/654315)
COMMENT: 2019/XX/16: Final CD reflects a total estimated minimum payment of $XXX and the actual estimated minimum payment is $XXX; Lender escrowed $XXX per month and annual HOI premium is $XXX or $XXX monthly.

*** (CURED) TRID Final Closing Disclosure Homeowner's Insurance Premium Months: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 12/XX/2018 disclosed homeowner's insurance under Prepaids that does not match amount per month calculation. (Final/12/XX/2018)
COMMENT: 2019/XX/16: Final CD reflects annual premium of $XXX and monthly escrow of $XXX.  Monthly escrow amount should be $XXX based on HOI annual premium of $XXX.
										B	B	Yes	No		CA	12/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298980285	XXX	XXX	1		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2021/XX/18: High Cost testing complete - Premium and terms documented in file.	1			A	A	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
298994918	XXX	XXX	1	1			1			A	A	Yes	Yes	Final HUD1	CT	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299397347	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2019/XX/25: The property is located in XXX, HI.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after 08/XX/2018.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2019/XX/25: HOI Coverage of $XXX is insufficient to cover loan amount of $XXX resulting in a Coverage Shortfall of $XXX.  Replacement cost from the insurer to determine Coverage amount of $XXX is sufficient was not provided.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2019/XX/25: Subject Refi Plus loan was approved without an appraisal, however, 2 valuations will be required for securitization.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2019/XX/25: The only disclosure provided is dated 03/XX/2014.  The initial application date is 01/XX/2014.

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2019/XX/25: The latest of the borrower signature dates is  05/XX/2014.
										B	B	Yes	Yes	Final HUD1	HI	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299473680	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	10/XX/1999	Purchase	Primary	XXX	$XXX
299554430	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
298497173	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Escrow Account Statement Not Provided Timely: RESPA (2010): Initial escrow account statement was not provided to the borrower at closing. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 3, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2011	Refinance	Primary	XXX	$XXX
299242949	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	NJ	5/XX/2005	Refinance	Primary	XXX	$XXX
298822285	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2004. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state
COMMENT: 2017/XX/18: Late charge not allowed per state (LA) - no late fee may be assessed before 10 days from the due date - note states 7 days.
										B	B	Yes	Yes	Final HUD1	LA	6/XX/2005	Refinance	Primary	XXX	$XXX
298854180	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	IL	12/XX/2007	Purchase	UTD	XXX	$XXX
299744926	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2018/XX/11: Audit not provided information.
										D	D	Yes	No	Missing	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
299473058	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2004. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2004	Purchase	Primary	XXX	$XXX
299491660	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2006 - EV2		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	NY	7/XX/2006	Purchase	Primary	XXX	$XXX
299973278	XXX	XXX	1		*** (OPEN) ARM Error: Initial Rate Minimum was not provided - EV3	*** (OPEN) ARM Error: Initial Rate Minimum was not provided COMMENT: 2018/XX/05: Initial rate minimum on Note reflects 4.65% which is less than the margin of 6.5%.	1			A	A	Yes	Yes	Final HUD1	KY	4/XX/2004	Refinance	Primary	XXX	$XXX
298744349	XXX	XXX	2				2
*** (OPEN) California Prepayment Penalty: California Prepayment Penalty:  Loan may contain an impermissible prepayment penalty greater than 6 months interest on the amount prepaid in excess of 20% of the original amount, depending on the lender's license type. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
298820626	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	PA	11/XX/2007	Purchase	Primary	XXX	$XXX
298888991	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CT	3/XX/2007	Purchase	Primary	XXX	$XXX
299712396	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	VA	7/XX/2007	Purchase	Primary	XXX	$XXX
299320431	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
									*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2019/XX/11: 10 day grace period is less than the 15 day maximum per state (MD).	B	B	Yes	Yes	Final HUD1	MD	10/XX/2007	Refinance	Primary	XXX	$XXX
299372116	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2011 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	LA	3/XX/2011	Refinance	Primary	XXX	$XXX
299630685	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CA	12/XX/2007	Refinance	Primary	XXX	$XXX
298629754	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	OK	11/XX/2006	Refinance	Primary	XXX	$XXX
298815061	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2006	Refinance	Primary	XXX	$XXX
298938094	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Note grace period less than minimum per state. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2019/XX/11: Lender may impose a late charge not exceeding 5% of the unpaid amount of any installment not paid on or before the 15th day after its due date, if agreed to by the parties.
										B	B	Yes	Yes	Final HUD1	WI	5/XX/2006	Refinance	Primary	XXX	$XXX
299205363	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	9/XX/2005	Refinance	Primary	XXX	$XXX
299751742	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	5/XX/2007	Purchase	Primary	XXX	$XXX
299117605	XXX	XXX	2		*** (OPEN) Missing Valuation:: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
298722384	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2003	Purchase	Primary	XXX	$XXX
299153390	XXX	XXX	3		*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2009 - EV3		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.52040% or Final Disclosure APR of 12.51000% is in excess of allowable threshold of US Treasury 4.6100% + 3%, or 7.61000% and Conventional Mortgage Rate 5.14000% + 1.75%, or 6.89000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN_UNABLE_TO_CLEAR) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN_UNABLE_TO_CLEAR) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Final TIL payment stream does not match calculated final payment due to DSI.
										C	C	Yes	Yes	Final HUD1	NC	7/XX/2009	Refinance	Primary	XXX	$XXX
299270730	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CT	2/XX/2007	Purchase	Primary	XXX	$XXX
299342343	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2007 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	DE	3/XX/2007	Refinance	Primary	XXX	$XXX
298746297	XXX	XXX	2				2
*** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty:  Prepayment penalty not permissible by state law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty:  Prepayment penalty not permissible by state law.
COMMENT: 2019/XX/06: PPP Expired. Prepayment charge not allowed per state (IA) - max prepayment charge for IA ARM loan is 0% interest - note states 3%, 2%, 1%. Lender is XXX.
										B	B	Yes	Yes	Final HUD1	IA	7/XX/2007	Refinance	Primary	XXX	$XXX
299124424	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2005	Refinance	Primary	XXX	$XXX
299738978	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2006	Refinance	Primary	XXX	$XXX
299862044	XXX	XXX	3				3
*** (OPEN) North Carolina CHL Tangible Net Benefit Test: North Carolina Home Loan: Unable to determine if refinance loan was made without a tangible net benefit to borrower due to missing prior loan information. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										C	C	Yes	Yes	Final HUD1	NC	12/XX/2006	Refinance	Primary	XXX	$XXX
299991165	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	8/XX/2007	Purchase	Primary	XXX	$XXX
298821009	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Unable to test borrower acknowledgment receipt due to missing information. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	OH	10/XX/2007	Refinance	Primary	XXX	$XXX
299476312	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Document: Appraisal not provided COMMENT: 2021/XX/25: Appraisal not provided *** (OPEN) Missing Valuation: COMMENT: 2021/XX/28: Appraisal not provided	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2005	Refinance	Primary	XXX	$XXX
299736745	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3		2
*** (OPEN) (Doc Error) GFE Error: Rate lock period not provided. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 6/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
298886860	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2
										C	C	Yes	Yes	Final HUD1	NJ	5/XX/2005	Refinance	Primary	XXX	$XXX
298989638	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.51440% is underdisclosed from calculated APR of 6.72941% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2007	Purchase	Primary	XXX	$XXX
298554009	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	No	Yes	Final HUD1	IL	1/XX/2011	Purchase	Primary	XXX	$XXX
299575534	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	LA	11/XX/2004	Purchase	Primary	XXX	$XXX
299472683	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	10/XX/2006	Refinance	Investment	XXX	$XXX
299284216	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2004	Refinance	Primary	XXX	$XXX
299803434	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	MN	4/XX/2007	Refinance	Primary	XXX	$XXX
299194119	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NC	1/XX/2005	Refinance	Primary	XXX	$XXX
299873779	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at application): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Prepayment Penalty Disclosure Not Provided at closing): Minnesota Residential Originator and Servicer Licensing Act: Prepayment penalty disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	MN	11/XX/2005	Refinance	Primary	XXX	$XXX
299423027	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	5/XX/2007	Purchase	Primary	XXX	$XXX
299991823	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2006	Refinance	Primary	XXX	$XXX
299258657	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	MA	1/XX/2005	Refinance	Primary	XXX	$XXX
298718953	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/1999. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state.
COMMENT: 2018/XX/03: Late charge not allowed per state (NC) - max late charge for NC is 4% - note states 10%

*** (OPEN) North Carolina Home Loan (Impermissible Prepayment Penalty): North Carolina Home Loan: First lien mortgage loan less than $XXX contains an impermissible prepayment penalty.
COMMENT: 2018/XX/03: PPP Expired. Prepayment charge not allowed per state (NC) - max prepayment charge for NC loan < $XXX is 0% - note states6 months interest. Lender is XXX
										B	B	Yes	Yes	Final HUD1	NC	1/XX/2000	Refinance	Primary	XXX	$XXX
299868431	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	WI	5/XX/2007	Refinance	Primary	XXX	$XXX
299072230	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299150244	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	9/XX/2005	UTD	UTD	XXX	$XXX
299199980	XXX	XXX	2		*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3		2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Refinance	Primary	XXX	$XXX
299713880	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	5/XX/2006	Purchase	Primary	XXX	$XXX
299903909	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	MD	12/XX/2006	Refinance	Primary	XXX	$XXX
299603324	XXX	XXX	2				2	*** (OPEN) Initial TIL not provided - EV2 *** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1		B	B	No	Yes	Final HUD1	FL	10/XX/2007	Purchase	Primary	XXX	$XXX
298485782	XXX	XXX	2		*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2006 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Second Home	XXX	$XXX
299188565	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
										D	D	Yes	Yes	Illegible HUD1	MD	2/XX/2005	Refinance	Primary	XXX	$XXX
299304830	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Change Date Inaccurate: Unable to test the First Adjustment Number of Years on the Final TIL due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Payment Inaccurate: Unable to determine if the First Adjustment Interest Payment on the Final TIL matches the First Adjustment Interest Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Interest Rate Inaccurate : Unable to determine if the First Adjustment Interest Rate on the Final TIL matches the First Adjustment Interest Rate on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Principal Payment Inaccurate: Unable to determine if the First Adjustment Principal Payment on the Final TIL matches the First Adjustment Principal Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Taxes and Insurance Inaccurate: Unable to determine if the First Adjustment Escrow Payment on the Final TIL matches the First Adjustment Escrow Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - First Adjustment Total Payment (PITI) Inaccurate: Unable to determine if the First Adjustment Total Payment on the Final TIL matches the First Adjustment Total Payment on the loan due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Principal Payment Inaccurate: Truth in Lending Act (MDIA 2011): The "Maximum First Five Years" principal payment on the Final TIL does not match the maximum principal payment that may apply during the first five (5) years of the loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	CT	6/XX/2012	Refinance	Primary	XXX	$XXX
298497682	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
299393420	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	OH	12/XX/2001	UTD	UTD	XXX	$XXX
299559606	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
299661653	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	6/XX/2007	Purchase	Primary	XXX	$XXX
298943881	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2006	Refinance	Primary	XXX	$XXX
298710334	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	LA	5/XX/2003	Purchase	Primary	XXX	$XXX
299721221	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
298597960	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Signed): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not signed by borrower(s). - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	OH	2/XX/2008	Refinance	Primary	XXX	$XXX
298821221	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	12/XX/2006	Refinance	Second Home	XXX	$XXX
298549490	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/24: Under disclosure due to Itemization of Finance Charges not including a $XXX Attorney Fee, $XXX Flood Cert Fee and $XXX Title Courier Fee.
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2009	Refinance	Primary	XXX	$XXX
299353146	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	PA	9/XX/2005	Refinance	Primary	XXX	$XXX
299210711	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/28: Unable to determine under disclosure due to missing final itemization of amount financed.
										B	B	No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
298844941	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
298916591	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	TN	6/XX/2008	Refinance	Primary	XXX	$XXX
299810078	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2016/XX/13: TIL in file is indicated to be final, dated at top same date as Note but is not signed or dated by borrower so cannot confirm that borrower received
										B	B	Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
299699837	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2005	Purchase	Primary	XXX	$XXX
299337593	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 5/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	6/XX/2007	Purchase	Primary	XXX	$XXX
299281411	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
299999536	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	4/XX/2003	Purchase	Primary	XXX	$XXX
298977793	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	Yes	Yes	Final HUD1	KY	4/XX/2007	Refinance	Primary	XXX	$XXX
298945490	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/16: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	PA	12/XX/2002	Refinance	Primary	XXX	$XXX
299698908	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2003	Purchase	Primary	XXX	$XXX
299847988	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	LA	6/XX/2001	Refinance	Primary	XXX	$XXX
299576203	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MA	11/XX/2009	Purchase	Primary	XXX	$XXX
299745159	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
298696365	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	Yes	HELOC Agreement	LA	10/XX/2006	Refinance	Primary	XXX	$XXX
298726095	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	5/XX/2004	Purchase	Primary	XXX	$XXX
299047626	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
299351791	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2005	Refinance	Primary	XXX	$XXX
298662572	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	4/XX/2001	Refinance	Investment	XXX	$XXX
299821722	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2004	Purchase	Primary	XXX	$XXX
299847070	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Signed: Truth in Lending Act (HELOC): Credit Agreement not signed by borrower(s). - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2005, prior to three (3) business days from transaction date of 01/XX/2005. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	No	Yes	Final HUD1	PA	1/XX/2005	Refinance	UTD	XXX	$XXX
299018709	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	LA	9/XX/2007	Refinance	Primary	XXX	$XXX
298674777	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/29: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	4/XX/2008	Refinance	Second Home	XXX	$XXX
298603530	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CT	1/XX/2003	Purchase	Primary	XXX	$XXX
299629800	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	SC	8/XX/2005	Refinance	Primary	XXX	$XXX
299899700	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	AL	3/XX/2007	Refinance	Primary	XXX	$XXX
298764408	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/01: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2006	Refinance	Primary	XXX	$XXX
299657352	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	10/XX/2005	Purchase	Primary	XXX	$XXX
298808959	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AR	11/XX/2004	Purchase	Primary	XXX	$XXX
298766584	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
299544358	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	PA	10/XX/2003	Refinance	Primary	XXX	$XXX
299863090	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2002, prior to three (3) business days from transaction date of 05/XX/2002. - EV2
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2002	Refinance	Primary	XXX	$XXX
298792554	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/1994 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/1994 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	OH	12/XX/1994	UTD	Primary	XXX	$XXX
299077891	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	MS	3/XX/2007	Refinance	Primary	XXX	$XXX
299329387	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 12.21383% or Final Disclosure APR of 12.19100% is in excess of allowable threshold of US Treasury 4.4200% + 3%, or 7.42000% and Conventional Mortgage Rate 5.98000% + 1.75%, or 7.73000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										C	C	Yes	Yes	Final HUD1	NC	6/XX/2008	Refinance	Primary	XXX	$XXX
298694257	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	AR	5/XX/2006	Refinance	Primary	XXX	$XXX
298656493	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
299718080	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
299353413	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	MD	9/XX/2007	Refinance	Primary	XXX	$XXX
298890182	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	WI	4/XX/2007	Refinance	Primary	XXX	$XXX
298502930	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	DE	11/XX/2005	Purchase	Primary	XXX	$XXX
298944331	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.12000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2004	Refinance	Primary	XXX	$XXX
298483946	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2021/XX/07: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/01: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	No	Yes	Final HUD1	MO	5/XX/2007	Purchase	Primary	XXX	$XXX
299811544	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2008	Refinance	Primary	XXX	$XXX
298650598	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
299804358	XXX	XXX	2		*** (OPEN) Missing Document: Construction Loan Addendum / Allonge not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	WV	3/XX/2007	Purchase	Primary	XXX	$XXX
298497170	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	NV	2/XX/2006	Refinance	UTD	XXX	$XXX
299826630	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Missing : Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower. - EV2
										B	B	Yes	No	HELOC Agreement	CT	3/XX/2006	Refinance	Primary	XXX	$XXX
298629066	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/1997 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/1997 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2
										B	B	No	Yes	HELOC Agreement	KY	2/XX/1997	Refinance	Primary	XXX	$XXX
299949502	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/24: Appraisal not provided	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2005, prior to three (3) business days from transaction date of 12/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
299806117	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	3/XX/2005	Refinance	Primary	XXX	$XXX
299521301	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2005	Refinance	Primary	XXX	$XXX
298609192	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	AR	2/XX/2007	Refinance	Primary	XXX	$XXX
299405503	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/24: High Cost testing not complete - Premium and terms were not documented in file	1			A	A	Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
299867039	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
299410637	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	12/XX/2006	Refinance	Primary	XXX	$XXX
299739991	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WA	2/XX/2007	Refinance	Primary	XXX	$XXX
299047617	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2007	Refinance	Primary	XXX	$XXX
299362875	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	VA	2/XX/2007	Purchase	Primary	XXX	$XXX
298543642	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	VA	2/XX/2007	Refinance	Primary	XXX	$XXX
298820796	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Providence Rhode Island Tangible Net Benefit Testing: Providence Anti-Predatory Lending Ordinance: Unable to determine if refinance of existing home loan consummated within the past sixty months was made without a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	RI	11/XX/2006	Refinance	Primary	XXX	$XXX
299913539	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2005	Refinance	Primary	XXX	$XXX
299288340	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	WI	1/XX/2007	Refinance	Primary	XXX	$XXX
298808063	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/26: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Providence Rhode Island Tangible Net Benefit Testing: Providence Anti-Predatory Lending Ordinance: Unable to determine if refinance of existing home loan consummated within the past sixty months was made without a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: TIL itemization did not disclose a courier fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	RI	11/XX/2006	Refinance	Primary	XXX	$XXX
298568710	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	OH	11/XX/2005	Refinance	Primary	XXX	$XXX
298505906	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	KS	11/XX/2005	Refinance	Primary	XXX	$XXX
299108745	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/26: High Cost testing not complete-Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2006	Refinance	Primary	XXX	$XXX
299270355	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CT	10/XX/2006	Refinance	Primary	XXX	$XXX
298872569	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/27: High Cost testing not complete- Premium and terms were not documented in file	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: TIL Itemization only disclosed a Courier fee in the amount of $XXX and HUD reflects $XXX.  TIL itemization did not disclose a Print E-Pkg fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	IL	2/XX/2007	Refinance	Primary	XXX	$XXX
299828639	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
299524364	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing not complete - Premium and terms were not documented in file.	1			A	A	Yes	Yes	Final HUD1	OH	12/XX/2006	Refinance	Primary	XXX	$XXX
298480312	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	9/XX/2005	Refinance	Primary	XXX	$XXX
299899771	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
299002747	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	6/XX/2005	Refinance	Primary	XXX	$XXX
299634877	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
299919684	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2005	Refinance	Primary	XXX	$XXX
298904671	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
299243123	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	7/XX/2005	Refinance	Primary	XXX	$XXX
299501552	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2004	Refinance	Primary	XXX	$XXX
299202103	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: TIL itemization did not disclose a courier fee in the amount of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	TX	3/XX/2004	Refinance	Primary	XXX	$XXX
299188362	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	KY	2/XX/2003	Refinance	Primary	XXX	$XXX
299639668	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: TIL Itemization only disclosed origination charges in the amount of $XXX, however, final HUD reflects $XXX. No itemization of the $XXX lender credit or $XXX broker credit
										B	B	Yes	Yes	Final HUD1	IN	5/XX/2003	Refinance	Primary	XXX	$XXX
298977655	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Impermissible Prepayment Penalty): Minnesota Residential Originator and Servicer Licensing Act: Mortgage loan contains an impermissible prepayment penalty exceeding 60 days interest on the unpaid principal balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: The HUD-1 reflects an unitemized lender credit of $XXX which is less than the non-finance charges listed on the HUD-1 totaling $XXX therefore no lender credit is available to apply to the finance charges.
										B	B	Yes	Yes	Final HUD1	MN	5/XX/2003	Refinance	Primary	XXX	$XXX
298510414	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	IN	11/XX/2001	Refinance	Primary	XXX	$XXX
298661541	XXX	XXX	2	2	*** (WAIVED) Guideline Requirement: Documented income duration did not support the minimum guideline required duration. - EV2 *** (WAIVED) The verification of employment was not obtained within 10 days of the note date. - EV2 *** (CLEARED) Credit Exception: - EV1 *** (CLEARED) Missing Document: Credit Report not provided - EV1 *** (CLEARED) Title Error: Title vesting does not concur with deed - EV1
*** (WAIVED) Guideline Requirement: Documented income duration  did not support the minimum guideline required duration.
COMMENT: 2019/XX/25: Only have 11 months of bank statements on a 12 month bank statement loan. Exception discussed in an email provided, but nothing showing an exception was granted.

*** (WAIVED) The verification of employment was not obtained within 10 days of the note date.
COMMENT: 2019/XX/01: CPA letter verifying employment is not within 10 days of closing; Missing verification of business existence within 10 calendar days of closing

*** (CLEARED) Credit Exception:
COMMENT: 2019/XX/22: Missing Compliance Report

*** (CLEARED) Missing Document: Credit Report not provided
COMMENT: 2019/XX/25: Gap credit report within 10 days of closing not provided.

*** (CLEARED) Title Error: Title vesting does not concur with deed
COMMENT: 2019/XX/25: Title only shows borrower and security instrument and deed shows borrower and spouse.
							1			A	A	Yes	No		TX	1/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298892842	XXX	XXX	1	1	*** (CLEARED) Income Docs Missing: - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Missing Document: Alternative Credit Documentation not provided - EV1	*** (CLEARED) Income Docs Missing: COMMENT: 2019/XX/05: Independent verification of CPA was not provided. *** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2019/XX/11: Independent verification of employer (via LexisNexis, D&B International Business Search, Google, or other means of verification) was not provided. *** (CLEARED) Missing Document: Alternative Credit Documentation not provided COMMENT: 2019/XX/31: 3 open accounts with 2 year history must be documented and only 2 were provided. 1 additional credit reference was not provided.	1			A	A	No	No		FL	12/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
298627602	XXX	XXX	2	2	*** (WAIVED) Credit Exception: - EV2 *** (CLEARED) Credit Exception: - EV1 *** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1 *** (CLEARED) Valuation address does not match Note address.: Valuation Type: Desk Review / Valuation Report Date: 01/XX/2019 - EV1
*** (WAIVED) Credit Exception:
COMMENT: 2019/XX/03: Lender exception in file for use of cashout proceeds for reserves and 19 NSF's within the past 12 months, however comp factors for DTI and residual income are incorrect. Current DTI is 36.15% and current residual income is $XXX

*** (CLEARED) Credit Exception:
COMMENT: 2019/XX/03: Title policy vesting is subject to #6

*** (CLEARED) Credit Exception:
COMMENT: 2019/XX/03: Property profile report for XXX reflects borrower owns this property, however was not included in the ratios nor addressed. Further, HOI policy reflects this is the mailing address for the borrower, therefore occupancy comes into question.

*** (CLEARED) Missing Document: Credit Letter of Explanation (LOE) not provided
COMMENT: 2019/XX/31: Provide the LOE on bank change for business bank statements used for qualifying.

*** (CLEARED) Valuation address does not match Note address.: Valuation Type: Desk Review / Valuation Report Date: 01/XX/2019
COMMENT: 2019/XX/03: ARR reflects city of XXX.
							1
*** (WAIVED) (State HPML) California Higher-Priced Mortgage Loan (APR Exceeds HPML Threshold): California Higher-Priced Loan: APR on subject loan of 6.57670% or Final Disclosure APR of 6.60800% is in excess of allowable threshold of APOR 4.90% + 1.5%, or 6.40000%.  Compliant Higher Priced Loan. - EV1

*** (WAIVED) Federal HPML 2014 Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.57670% or Final Disclosure APR of 6.60800% is in excess of allowable threshold of APOR 4.90% + 1.5%, or 6.40000%.  Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2019, prior to three (3) business days from transaction date of 01/XX/2019. - EV1

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/XX/2019) - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2019, prior to three (3) business days from transaction date of 01/XX/2019.
COMMENT: 2019/XX/03: Provide the corrected PC-CD, Lender's LOE, evidence of delivery and the Final Settlement Statement confirming disbursement date

*** (CURED) TRID Final Closing Disclosure Closing Date: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2019 disclosed a Closing Date that did not match the actual date of consummation. (Final/01/XX/2019)
COMMENT: 2019/XX/30: Final CD disclosed a closing date of 1/XX/19.  Consummation date is 1/XX/19.
										A	A	Yes	No		CA	1/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299353564	XXX	XXX	1	1	*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1		1
*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2019) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73103) - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2019/XX/08: Non QM does not match Due Diligence Loan Designation of ATR Fail.

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/01/XX/2019)
COMMENT: 2019/XX/08: missing evidence as to when the valuation was provided to the borrower.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2019/XX/08: Missing employment status using reasonably reliable third-party records.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2019/XX/08: General Ability-to-Repay requirements not satisfied. Missing employment status using reasonably reliable third-party records.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 03/XX/2019 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/03/XX/2019)
COMMENT: 2019/XX/09: Final CD disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73103)
COMMENT: 2019/XX/09: Zero Percent Fee Tolerance exceeded for Lender Inspection Fee. Fee Amount of $XXX  no cure was provided to the borrower.
										A	A	Yes	No		CO	3/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299371467	XXX	XXX	1	1	*** (CLEARED) Missing Document: Missing Final 1003 - EV1	*** (CLEARED) Missing Document: Missing Final 1003 COMMENT: 2019/XX/26: Unable to locate in the loan file.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
										A	A	Yes	No		CA	12/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
298905882	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MO	10/XX/2002	Refinance	UTD	XXX	$XXX
298928147	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: The TIL itemization did not disclose an attorney fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2001	Refinance	Primary	XXX	$XXX
299077542	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/11: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/12: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
299968459	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/13: The Lender's TIL reflects MI dropping off after  69 months, however, the audited TIL indicates MI should drop off after 81 months.
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
298844848	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
298741490	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	IL	8/XX/2013	Refinance	Primary	XXX	$XXX
299645929	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	CO	9/XX/2004	Purchase	Primary	XXX	$XXX
299733088	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2007, prior to three (3) business days from transaction date of 05/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
298633216	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
299986441	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2006	Refinance	Primary	XXX	$XXX
298823778	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
299119341	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
299971500	XXX	XXX	2				2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 7/XX/2003 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2003	Refinance	Primary	XXX	$XXX
299697137	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	OR	11/XX/2007	Refinance	Primary	XXX	$XXX
298692672	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 05/XX/2007 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2019/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/19: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
299035385	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/26: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/14: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2005	Refinance	Primary	XXX	$XXX
298768214	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2006	Refinance	Primary	XXX	$XXX
299748866	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2018/XX/07: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2018/XX/07: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed ordated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2006	Purchase	Primary	XXX	$XXX
298530519	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	1/XX/2005	Purchase	Primary	XXX	$XXX
299093188	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 05/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1

*** (CLEARED) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2007	Refinance	Primary	XXX	$XXX
299527266	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	IL	8/XX/2008	Refinance	Primary	XXX	$XXX
299055698	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: Unable to determine if loan file contains ARM Disclosure due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Refinance	Primary	XXX	$XXX
299520793	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	PA	11/XX/2007	Refinance	Primary	XXX	$XXX
298687680	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
298983108	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	6/XX/2010	Refinance	Primary	XXX	$XXX
298724077	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Primary	XXX	$XXX
299408317	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	2/XX/2013	Refinance	Primary	XXX	$XXX
299059924	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
										B	B	No	Yes	Final HUD1	TX	6/XX/2009	Purchase	Primary	XXX	$XXX
299134228	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/27: Lenders Final TIL represents 82 monthly payments of MI. Whereas audited finance charge reflects 85 monthly payments of MI and a fall-off after approximately 78% LTV.
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2008	Refinance	Primary	XXX	$XXX
298775350	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/07: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	WI	11/XX/2006	Purchase	Primary	XXX	$XXX
299378874	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/08: High Cost testing not complete - Premium and terms were not documented in file.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	11/XX/2006	Purchase	Primary	XXX	$XXX
299352828	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	10/XX/2003	Refinance	Primary	XXX	$XXX
298955916	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	KY	7/XX/2005	Refinance	Primary	XXX	$XXX
299223401	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	MO	10/XX/2004	Refinance	Primary	XXX	$XXX
299154719	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	12/XX/2004	Purchase	Primary	XXX	$XXX
298629554	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	10/XX/2007	UTD	UTD	XXX	$XXX
298687927	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2009 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 11/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2009	Refinance	Primary	XXX	$XXX
299884441	XXX	XXX	2		*** (CLEARED) The Loan Purpose cannot be determined based on the documents in the loan file. Loan purpose of Cash Out Refinance was used to perform all applicable compliance testing. - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2003. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Unable to determine property type, compliance results were generated using a defaulted value of Single Family Detached.: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV2

*** (OPEN) Unable to determine the # of units, compliance results were generated using a defaulted value.: Valuation Type: Stated / Valuation Report Date: 07/XX/2003 - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2003.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2003	Refinance	UTD	XXX	$XXX
298839406	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Alternate source used for application date - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) (State High Cost Disclosure) Maryland Covered Loan (Counseling Agencies Not Provided): Maryland Covered Loan: Home Counseling a list of county approved agencies to provide home buyer education was not provided to borrower. - EV1

*** (CLEARED) (State High Cost Disclosure) Maryland Covered Loan (Counseling Disclosure Not Provided): Maryland Covered Loan: Home Counseling Disclosure to provide home buyer education was not provided to borrower. - EV1

*** (CLEARED) (State High Cost) Maryland Covered Loan (Calculated APR/Rate): Maryland Predatory Lending Law: Loan is a covered loan due to APR threshold exceeded. APR Threshold is exceeded by .13860%. APR of 11.82860% exceeds a threshold of 11.69000% based on the US Treasury for comparable maturities of 4.69000% plus jurisdiction allowable margin of 7.00000%.  Non-Compliant High Cost Loan. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV1

*** (CLEARED) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1
									*** (OPEN) Alternate source used for application date COMMENT: 2018/XX/08: Initial GFE date used.	B	B	Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
299108955	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/13: The Lender's TIL reflects MI dropping off after 77 months, however, the audited TIL indicates MI for 78 months.
										B	B	Yes	Yes	Final HUD1	WA	5/XX/2008	Refinance	Primary	XXX	$XXX
299131170	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: Unable to determine the fee under disclosure due to missing the itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2008	Refinance	Primary	XXX	$XXX
298837906	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	PA	1/XX/2006	Refinance	Primary	XXX	$XXX
298847276	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	5/XX/2003	Purchase	Primary	XXX	$XXX
299843369	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	10/XX/2007	Refinance	Primary	XXX	$XXX
299896099	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
298802912	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
299925962	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	No	Yes	Estimated HUD1	CA	9/XX/2005	Purchase	Primary	XXX	$XXX
299787355	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
299407492	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2006	Refinance	Primary	XXX	$XXX
299413147	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CT	7/XX/2003	Purchase	UTD	XXX	$XXX
299731658	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
										B	B	Yes	Yes	Final HUD1	MA	9/XX/2006	Refinance	Primary	XXX	$XXX
299603786	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2006	Refinance	Primary	XXX	$XXX
299143832	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) California APLS Broker Compensation: Lender paid yield spread premiums (YSP) were not included in the California APLS points and fees. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2004	Purchase	Primary	XXX	$XXX
299669485	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	VA	3/XX/2007	Refinance	Primary	XXX	$XXX
298602680	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2007	Purchase	Primary	XXX	$XXX
298774935	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299766840	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: TIL Itemization did not include the $XXX Application, $XXX Flood Cert, $XXX mortgage insurance reserves, $XXX tax service, $XXX courier, $XXX wire or $XXX wire fees as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2003	Refinance	Primary	XXX	$XXX
298958720	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
299526279	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/15: Appraisal not provided	2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2021/XX/18: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	NC	6/XX/2008	Refinance	Primary	XXX	$XXX
299868446	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: Unable to determine under disclosure due to missing itemization of amount financed. Appears to be fee related
										B	B	Yes	Yes	Final HUD1	OH	4/XX/2011	Refinance	Primary	XXX	$XXX
298743258	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2012	Refinance	Primary	XXX	$XXX
298887372	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	12/XX/2003	Refinance	Primary	XXX	$XXX
299129603	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/15: Appraisal not provided	1			A	A	Yes	Yes	Final HUD1	PA	2/XX/2004	Refinance	Primary	XXX	$XXX
299895386	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2021/XX/18: Application date is missing
										B	B	Yes	Yes	Final HUD1	WA	3/XX/2013	Refinance	Primary	XXX	$XXX
298472318	XXX	XXX	1		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/18: Appraisal not provided	1			A	A	Yes	Yes	Final HUD1	DC	1/XX/2014	Refinance	Primary	XXX	$XXX
299307505	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/14: Missing Documentation: Property Disaster Inspection	2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2016)
COMMENT: 2021/XX/14: TRID non-compliant.  Seller paid fees on Seller’s Closing Disclosure are not consistent with those reflected on the Borrower’s Final Closing Disclosure.
										B	B	Yes	No		LA	4/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299806442	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	OH	12/XX/2004	Refinance	Primary	XXX	$XXX
299234374	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
299862184	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/30: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	PA	11/XX/2004	Purchase	Second Home	XXX	$XXX
299705678	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	IL	7/XX/2005	Refinance	Primary	XXX	$XXX
298944506	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	8/XX/2005	Refinance	Primary	XXX	$XXX
298972595	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Itemization included a $XXX Attorney fee that was reflected as $XXX on the HUD-1. The itemization did not include a $XXX Escrow Service Charge or a $XXX fee that was collected on the HUD-1 but had no fee name provided.
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2004	Purchase	Primary	XXX	$XXX
299686204	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	RI	9/XX/2006	Purchase	Primary	XXX	$XXX
299192360	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Unable to determine reason for under dislcosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
299321688	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2006	Purchase	Primary	XXX	$XXX
298897966	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2006	Refinance	Primary	XXX	$XXX
299270554	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	OH	11/XX/2006	Refinance	Primary	XXX	$XXX
298849090	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MI	12/XX/2006	UTD	Primary	XXX	$XXX
298665442	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CO	1/XX/2007	UTD	UTD	XXX	$XXX
299602173	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NV	4/XX/2007	Refinance	Primary	XXX	$XXX
299208265	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
298844398	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	CT	6/XX/2007	Refinance	Primary	XXX	$XXX
299583623	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	LA	4/XX/2008	Purchase	Primary	XXX	$XXX
299834838	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	KS	1/XX/2004	Refinance	Primary	XXX	$XXX
299722410	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	10/XX/2008	Purchase	Investment	XXX	$XXX
299405064	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2009	Purchase	Primary	XXX	$XXX
299836135	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2021/XX/08: Appraisal not provided	2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2021/XX/05: Title shows prior loan was XXX, new loan is XXX. RTC form is for different lender.
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2011	Refinance	Primary	XXX	$XXX
299127723	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	PA	3/XX/2012	Purchase	UTD	XXX	$XXX
299776749	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2021/XX/06: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/06: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	TN	3/XX/2002	Refinance	Primary	XXX	$XXX
298782467	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure as the file is missing the Itemization of Amount Financed.  Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	NC	5/XX/2004	Refinance	Primary	XXX	$XXX
298576878	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2013	Refinance	Primary	XXX	$XXX
299444272	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2
										B	B	Yes	Yes	Final HUD1	NC	3/XX/2013	Refinance	Primary	XXX	$XXX
299902491	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	No	Yes	HUD1, not signed or stamped	IL	8/XX/2003	Purchase	Second Home	XXX	$XXX
299055480	XXX	XXX	3	3	*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX COMMENT: 2021/XX/26: Provide required citizenship documentation; IE passport, Visa, military ID	2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
COMMENT: 2021/XX/26: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
										B	B	Yes	No		NH	12/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298535004	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/26: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after the declared end date of 09/XX/2021.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75238) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Escrow Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75238)
COMMENT: 2021/XX/27: The Title - Tax/Escrow Service Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, cure provided at closing.
										A	A	Yes	No		NY	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299544359	XXX	XXX	2	1			2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2018, prior to three (3) business days from transaction date of 09/XX/2018. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2021/XX/25: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2021/XX/25: Notice of Right to Cancel occurs prior to expected date(s).

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2018, prior to three (3) business days from transaction date of 09/XX/2018.
COMMENT: 2021/XX/25: Notice of Right to Cancel occurs prior to expected date(s).

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2018). (Final/09/XX/2018)
COMMENT: 2021/XX/25: Finance Charge disclosed is $XXX Calculated finance charge is $XXX.  Variance of -$XXX.  Based on review of Lender's compliance report, -$XXX fee was not included in finance charge calculation. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7563)
COMMENT: 2021/XX/25: Document preparation Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										B	B	Yes	No		IL	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298706507	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	VA	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299536090	XXX	XXX	2	1			2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used.
COMMENT: 2021/XX/27: H-9 form used, however the Title Commitment indicates this is not a Same Lender Refi.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/27: 10 business day availability for estimate of charges and terms for all other settlement charges not provided by GFE.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2021/XX/27: Borrower did not receive List of Homeownership Counseling Organizations
										B	B	Yes	Yes	Final HUD1	IN	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299608675	XXX	XXX	3	3	*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3	*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided COMMENT: 2021/XX/28: The file was missing a copy of the Rent Verification for borrower's present residence. *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. COMMENT: 2021/XX/28: The file was missing a copy of the Rent Verification for borrower's present residence.	2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2014) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2021/XX/28: The hazard insurance payment on the HUD I reflects monthly amount of $XXX with the hazard policy reflecting $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2021/XX/28: The hazard insurance payment on the HUD I reflects monthly amount of $XXX with the hazard policy reflecting $XXX.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2014)
COMMENT: 2021/XX/28: The appraisal was provided to the borrower after the Effective Date but prior to the Signature Date.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/28: GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms.
COMMENT: 2021/XX/28: The hazard insurance payment on the HUD I reflects monthly amount of $XXX with the hazard policy reflecting $XXX.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers.
COMMENT: 2021/XX/28: The Settlement Service Provider disclosure was not provided.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/02: Creditor did not provide HUD Settlement Cost Booklet.
										B	B	No	Yes	Final HUD1	VT	12/XX/2014	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298871060	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
299502406	XXX	XXX	3		*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV2 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV2 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2020/XX/16: 5% LTV exception was granted on the approval with compensating factors *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2020/XX/16: 5% LTV exception was granted on the approval with compensating factors *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2020/XX/16: VVOE not completed within 10 days of closing. A post-close VVOE was in file confirming continued employment.,	3
*** (OPEN) TILA Dodd-Frank - Mandatory Arbitration: Truth in Lending Act (Dodd-Frank 2013): Loan documents include terms that require arbitration or any other non-judicial procedure to resolve any dispute or settle any claim arising out of the loan transaction. - EV3

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2020/XX/15: 10% tolerance was exceeded due to increase of recording fee.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										C	C	Yes	No		FL	5/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298938805	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
299853382	XXX	XXX	2				2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	HI	9/XX/2006	Refinance	Primary	XXX	$XXX
298489030	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 07/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	1/XX/2005	Refinance	Primary	XXX	$XXX
298925906	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	DC	10/XX/2006	Refinance	Primary	XXX	$XXX
299206012	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2006	Purchase	Primary	XXX	$XXX
298465844	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	5/XX/2003	Purchase	Primary	XXX	$XXX
299339287	XXX	XXX	2		*** (OPEN) FHA - Amendatory Clause is not compliant.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV3 *** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2008	Purchase	Primary	XXX	$XXX
298752911	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/05: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.97%.
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
299589503	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2
										B	B	Yes	Yes	Final HUD1	CT	6/XX/2008	Purchase	Primary	XXX	$XXX
299712937	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	IL	2/XX/2009	Purchase	Primary	XXX	$XXX
299211410	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	9/XX/2006	Refinance	Primary	XXX	$XXX
299332443	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	2/XX/2007	Refinance	Primary	XXX	$XXX
299533073	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Mortgage loan contains an impermissible prepayment penalty; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
299968978	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2002	Refinance	Primary	XXX	$XXX
299991004	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NC	8/XX/1999	UTD	Primary	XXX	$XXX
298493227	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	8/XX/2006	Refinance	Primary	XXX	$XXX
299867586	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	4/XX/1995	Refinance	Primary	XXX	$XXX
298526629	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	10/XX/2003	Purchase	Primary	XXX	$XXX
298812846	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Missing Document: Security Instrument - Subject Lien not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (CLEARED) County Name Missing: County from the Security Instrument was not provided. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2004	Refinance	Primary	XXX	$XXX
299964645	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	9/XX/2008	Purchase	Primary	XXX	$XXX
298941947	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1004/70 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2005 - EV2		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NJ	3/XX/2005	Purchase	Primary	XXX	$XXX
298640742	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
298487910	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NV	7/XX/2006	Purchase	Primary	XXX	$XXX
298596793	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	VA	5/XX/2007	Refinance	Primary	XXX	$XXX
299259561	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NV	5/XX/2007	Refinance	Primary	XXX	$XXX
299565989	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
298815044	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
299166061	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Under disclosure due to TIL Itemization only disclosed origination charges in the amount of $XXX  and final HUD reflects $XXX
										B	B	No	Yes	Final HUD1	FL	11/XX/2007	Purchase	Primary	XXX	$XXX
299024536	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	DC	4/XX/2007	Purchase	Primary	XXX	$XXX
299677321	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CO	5/XX/2006	Refinance	Primary	XXX	$XXX
298492647	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	Yes	Final HUD1	MD	1/XX/2007	Refinance	Investment	XXX	$XXX
298806021	XXX	XXX	3	3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX COMMENT: 2021/XX/02: 120K gift of equity is not evidenced on final CD.	1			A	A	Yes	No		TX	5/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299388421	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3	*** (OPEN) Missing Document: Credit Report not provided COMMENT: 2021/XX/02: Credit report for the 2020 transaction is missing.	1			A	A	Yes	No		HI	3/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299203844	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 05/XX/2011 - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 11.37316% or Final Disclosure APR of 11.31000% is in excess of allowable threshold of APOR 3.90% + 1.5%, or 5.40000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: RESPA (2010): Interest Rate on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: RESPA (2010): Loan Term on Final HUD-1 does not match actual term on the loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/22: Final TIL Finance Charge under-disclosed in the amount of $XXX. Unable to determine under-disclosure as Itemization of Amount Financed not provided.
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2011	Refinance	Primary	XXX	$XXX
298754252	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	No	Missing	IL	3/XX/2007	Refinance	Primary	XXX	$XXX
299544911	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/23: TIL itemization did not disclose an e-doc fee of $XXX and a notice of settlement fee of $XXX as prepaid finance charges. Also, TIL itemization disclosed a closing settlement fee of $XXX and a courier fee of $XXX however the HUD reflects a closing settlement fee of $XXX and a courier fee of $XXX.
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2004	Refinance	Primary	XXX	$XXX
299246446	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
299616858	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2004, prior to three (3) business days from transaction date of 07/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.
										C	C	Yes	Yes	Final HUD1	NJ	7/XX/2004	Refinance	Primary	XXX	$XXX
299407198	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2006	Purchase	Investment	XXX	$XXX
299188223	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004 - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/24: Unable to determine required assets due to missing Approval and Guidelines.  The 1003 reflects XXX, Provident and Sovereign Bank funds, but bank statements were not provided.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/29: Income and employment verification documentation was not provided.  Unable to determine the documentation required due to missing Approval and Guidelines.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2021/XX/29: An Approval or 1008 is missing.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004
COMMENT: 2021/XX/29: Verification of employment is missing.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2004
COMMENT: 2021/XX/29: Verification of employment and self employment was not provided.
							2
*** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Unable to determine if bridge loan is for the purpose of acquiring a new principal dwelling, compliance resutls were generated using a defaulted value of no. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2019)
COMMENT: 2021/XX/29: Borrowers did not receive a copy of the appraisal report three days prior to consummation.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2021/XX/29: Loan file is missing the initial 1003.
										B	B	No	Yes	Final HUD1	NJ	2/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
298651794	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/23: TIL appears to be Final, not signed or initialed by Borrower

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/23: NMLS website offline at time of review
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2013	Refinance	Primary	XXX	$XXX
299851521	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
										B	B	No	Yes	Final HUD1	MO	1/XX/2013	Refinance	Second Home	XXX	$XXX
298537894	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) RESPA 2010: GFE on post 1/2010 closing was not prepared on the correct form. - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/31: Unable to determine under disclosure due to missing Itemization of Amount Financed
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2010	Refinance	Primary	XXX	$XXX
299746943	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	KS	7/XX/2009	Refinance	Primary	XXX	$XXX
299840460	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	Yes	Yes	Final HUD1	MA	9/XX/2008	Purchase	UTD	XXX	$XXX
298957767	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MD	6/XX/2008	Refinance	Primary	XXX	$XXX
299318103	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2008	Purchase	Primary	XXX	$XXX
299371177	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2008	Refinance	Primary	XXX	$XXX
299680739	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
298488638	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	ME	12/XX/2007	Refinance	Primary	XXX	$XXX
298851225	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2007	Purchase	Primary	XXX	$XXX
299462981	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	WI	10/XX/2001	Purchase	Primary	XXX	$XXX
298962413	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	PA	12/XX/2001	Purchase	Primary	XXX	$XXX
299188131	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	VA	8/XX/2002	Refinance	Primary	XXX	$XXX
299544785	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2002	Purchase	Primary	XXX	$XXX
299568796	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	MD	11/XX/2002	Purchase	Primary	XXX	$XXX
299963579	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	4/XX/2003	Purchase	Primary	XXX	$XXX
299996351	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	5/XX/2003	Refinance	Primary	XXX	$XXX
299379513	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2003	Purchase	Primary	XXX	$XXX
299729865	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	1/XX/2004	Purchase	Primary	XXX	$XXX
298556825	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2004	Refinance	Primary	XXX	$XXX
299463932	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	9/XX/2004	Purchase	Primary	XXX	$XXX
299293404	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2004 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	10/XX/2004	Refinance	Primary	XXX	$XXX
298714203	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	5/XX/2005	Refinance	Primary	XXX	$XXX
299022643	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Purchase	Primary	XXX	$XXX
298649795	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	8/XX/2005	Refinance	Primary	XXX	$XXX
298646106	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	9/XX/2005	Purchase	Primary	XXX	$XXX
298512054	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/22: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
										B	B	No	Yes	Final HUD1	MD	6/XX/2007	Purchase	Primary	XXX	$XXX
299425946	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	6/XX/2007	Refinance	Primary	XXX	$XXX
299749776	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	Yes	Yes	Final HUD1	IL	10/XX/2007	Refinance	Primary	XXX	$XXX
299914756	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	10/XX/2007	Refinance	Primary	XXX	$XXX
298536656	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL Itemization only disclosed settlement charges in the amount of $XXX and final HUD reflects $XXX.
										B	B	Yes	Yes	Final HUD1	OR	10/XX/2007	Refinance	Primary	XXX	$XXX
299293440	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	VA	10/XX/2007	Refinance	Primary	XXX	$XXX
299946442	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	11/XX/2007	Purchase	Primary	XXX	$XXX
299838644	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
										B	B	Yes	Yes	Final HUD1	NM	11/XX/2007	Refinance	Primary	XXX	$XXX
298703555	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: TIL itemization did not disclose a flood cert fee of $XXX recording service fee of $XXX and a title courier fee of $XXX as prepaid finance charges. TIL Itemization only disclosed settlement charges in the amount of $XXX and final HUD reflects $XXX.
										B	B	No	Yes	Final HUD1	IL	12/XX/2005	Purchase	Primary	XXX	$XXX
298909780	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	2/XX/2006	Refinance	Primary	XXX	$XXX
299016775	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	VA	3/XX/2006	Purchase	Primary	XXX	$XXX
298809262	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
299480615	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										D	D	No	Yes	HUD1, not signed or stamped	FL	5/XX/2006	Purchase	Primary	XXX	$XXX
299380409	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 6.75000% contracts for a prepay term of 24 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	No	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
299732076	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MD	7/XX/2006	UTD	UTD	XXX	$XXX
299814749	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
298625308	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MO	9/XX/2006	UTD	Primary	XXX	$XXX
299367801	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
298669618	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
299221425	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
299357458	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
299496658	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
299043006	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 6.29600% is underdisclosed from calculated APR of 6.60461% outside of 0.250% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: TIL Itemization only shows borrower charged for Tax Service Fee, Flood Certification, and Prepaid Interest for a total of $XXX.  No Lender or Seller Credit listed on HUD.
										B	B	No	Yes	Final HUD1	VA	4/XX/2007	Purchase	Primary	XXX	$XXX
298971069	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: TIL itemization did not disclose a release tracking fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
299296761	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CT	5/XX/2007	Refinance	Primary	XXX	$XXX
299291286	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	7/XX/2007	Purchase	Primary	XXX	$XXX
298932573	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.82200% is underdisclosed from calculated APR of 7.29524% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/22: Finance charges under disclosed by $XXX which exceed the $XXX tolerance for a purchase transaction.  Unable to determine the under disclosure due to missing the itemization of amount finance.  Unable to apple the $XXX seller credit on line 205 of the HUD due to missing the credit itemization
										B	B	Yes	Yes	Final HUD1	TX	3/XX/2007	Purchase	Primary	XXX	$XXX
298622923	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/31: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	No	Yes	Final HUD1	MD	8/XX/2006	Purchase	Primary	XXX	$XXX
299207794	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
299575556	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 11/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	TN	11/XX/2002	Refinance	Primary	XXX	$XXX
298539638	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2		B	B	Yes	Yes	Final HUD1	NJ	1/XX/2013	Refinance	Primary	XXX	$XXX
299011583	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2008	Refinance	Primary	XXX	$XXX
299066370	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	FL	9/XX/2005	Purchase	UTD	XXX	$XXX
299379198	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	7/XX/2005	Refinance	Primary	XXX	$XXX
299239828	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	OH	4/XX/2011	Refinance	Primary	XXX	$XXX
299718617	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Purchase	Primary	XXX	$XXX
299531877	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Refinance	Primary	XXX	$XXX
298971396	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	4/XX/2007	Purchase	Primary	XXX	$XXX
299169452	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
299469461	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2006	Refinance	Primary	XXX	$XXX
299091996	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2005	Refinance	Primary	XXX	$XXX
299252030	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
299039387	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	IL	4/XX/2008	Refinance	Primary	XXX	$XXX
299269479	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
298807195	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: TIL Itemization did not disclose full processing fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2007	Refinance	Primary	XXX	$XXX
298611514	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	OH	7/XX/2007	Refinance	Primary	XXX	$XXX
299110454	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	Yes	Final HUD1	TX	1/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299394122	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.90805% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .90805%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/30: Due to failing points and fees.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.90805% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .90805%).
COMMENT: 2021/XX/30: Points and Fees on subject loan of 3.90805% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .90805%).

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)
COMMENT: 2021/XX/30: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2017)
										C	C	Yes	No		OR	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299368163	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Under disclosure is due to the lender utilizing an index value of 3.56% per the approval, however the lowest index value available in the lookback period is 3.66%.
										B	B	Yes	Yes	Final HUD1	AZ	5/XX/2006	Refinance	Primary	XXX	$XXX
298964544	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	3/XX/2007	Refinance	Primary	XXX	$XXX
299270303	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Under-disclosure due to lender utilizing an index value of 3.14% per approval, however the lowest index value available in the lookback period is 3.24%.
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
299893185	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
299476343	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
298907307	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
298942535	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
299430143	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	5/XX/2007	Refinance	Investment	XXX	$XXX
299302438	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
299607081	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/23: Appraisal not provided	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	4/XX/2008	Refinance	Investment	XXX	$XXX
299567036	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
299729906	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	1/XX/2007	Refinance	Investment	XXX	$XXX
299304959	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
298542703	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	CA	2/XX/2007	Refinance	Primary	XXX	$XXX
298680433	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	11/XX/2007	Refinance	Investment	XXX	$XXX
299275835	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
298622506	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
299117842	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Refinance	Primary	XXX	$XXX
298721063	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/23: It appears the underdisclosure is due to the lender using an index of 3.56% per approval vs 3.79% which is the lowest available in lookback.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2006	Purchase	Primary	XXX	$XXX
298866154	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NJ	2/XX/2007	Refinance	Second Home	XXX	$XXX
299067129	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
										B	B	No	Yes	Final HUD1	PA	10/XX/2007	Refinance	Investment	XXX	$XXX
299071090	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2007	Refinance	Primary	XXX	$XXX
299959530	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	PA	8/XX/2007	Refinance	Investment	XXX	$XXX
299364145	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Refinance	Primary	XXX	$XXX
298756970	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
299691686	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (CLEARED) Missing Document: HUD-1 Addendum not provided - EV1

*** (CLEARED) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.85200% is underdisclosed from calculated APR of 7.17316% outside of 0.125% tolerance. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/13: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.46%.

*** (CLEARED) Missing Document: HUD-1 Addendum not provided
COMMENT: 2019/XX/23: The HUD reflects unitemized fees of $XXX on line 1206 and $XXX on line 1313 but the addendum was not located in the file. Compliance testing has been completed including these generic figures in high cost testing.

*** (CLEARED) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.85200% is underdisclosed from calculated APR of 7.17316% outside of 0.125% tolerance.
COMMENT: 2019/XX/23: Under disclosure is due to the lender utilizing an index value of 3.24% per the loan approval, however the lowest index value available in the lookback period is 3.46%.
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2006	Refinance	Primary	XXX	$XXX
299230078	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
299085289	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Lender TIL itemization indicates total lump sum prepaid finance charges of $XXX. HUD reflects actual total prepaid finance charges are $XXX.

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty:  First lien loan contains an impermissible prepayment penalty of greater than 1% of the prepaid balance.
COMMENT: 2019/XX/12: PPP Expired. Prepayment charge not allowed per state (MI) - max prepayment charge for MI Fixed loan is 1% - note states 2%. Lender is XXX.
										B	B	Yes	Yes	Final HUD1	MI	10/XX/2007	Refinance	Primary	XXX	$XXX
299855953	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
298636630	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
298880257	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2007	Refinance	Primary	XXX	$XXX
299393512	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
299499594	XXX	XXX	1		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
299052046	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants)
COMMENT: 2019/XX/12: PPP Expired.  Same lender refinance, with hard 36 months prepayment penalty does not meet state of OH restriction of A registered lender may not charge a prepayment penalty on the alternative terms described above if any of the following applies: (i) the loan is a refinancing by the same lender or a registered lender to whom the loan has been assigned; (ii) the loan is paid in full as a result of the sale of the real estate that secures the loan; (iii) the loan is paid in full with the proceeds of an insurance claim against an insurance policy that insures the life of the borrower or an insurance policy that covers loss, damage, or destruction of the real estate that secures the loan. Ohio Rev. Code Ann. § 1321.57(G)(2)(a)-(c).96
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2007	Refinance	Primary	XXX	$XXX
298687968	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
299176864	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	5/XX/2007	Refinance	Primary	XXX	$XXX
299996265	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
298670164	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Second Home	XXX	$XXX
299249851	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299278311	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	FL	6/XX/2007	Refinance	Second Home	XXX	$XXX
299858013	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	6/XX/2007	Refinance	Investment	XXX	$XXX
298803270	XXX	XXX	2		*** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2019/XX/05: Appraisal not provided.	2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	7/XX/2007	Refinance	Primary	XXX	$XXX
298890197	XXX	XXX	2		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	VA	8/XX/2007	Purchase	Primary	XXX	$XXX
299092201	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	12/XX/2007	Refinance	Primary	XXX	$XXX
299077776	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
298688467	XXX	XXX	2				2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: Prepayment penalty not permissible by state law under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act; however Note or Prepay Addendum provides specific language that prepay will not exceed maximum permitted by applicable law.
COMMENT: 2019/XX/13: PPP Expired. Prepayment charge not allowed per state (CT) - max prepayment charge is 0% - note states 2%, 2%, 2%. Lender is XXX.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Lender TIL itemization indicates total lump sum prepaid finance charges of $XXX. HUD reflects actual total prepaid finance charges are $XXX.
										B	B	Yes	Yes	Final HUD1	CT	2/XX/2008	Refinance	Primary	XXX	$XXX
299839954	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
299146023	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2003, prior to three (3) business days from transaction date of 01/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	AL	1/XX/2003	Refinance	Primary	XXX	$XXX
298578380	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2002, prior to three (3) business days from transaction date of 10/XX/2002. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/2002	Refinance	Primary	XXX	$XXX
298522045	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
298990001	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/12: Still missing required documents.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) (Doc Error) GFE Error: Changed Circumstance not provided.: GFE Date: 05/XX/2015 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 39.29530%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 693, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Still missing required documents.

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus)
COMMENT: 2022/XX/12: Still missing required documents.

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: Unable to determine if the borrower received a list of service providers due to missing information.
COMMENT: 2022/XX/12: Disclosure is not dated.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing Guidelines; loan is waterfalling to Appendix Q.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 39.29530%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 693, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/27: Missing Guidelines; loan is waterfalling to Appendix Q.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/27: Missing Guidelines; loan is waterfalling to Appendix Q.
										C	C	Yes	Yes	Final HUD1	NY	5/XX/2015	Refinance	Primary	XXX	$XXX		UTD	Non QM
299490742	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, - EV3 *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV1	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/13: Loan file missing income documentation and insufficient hazard coverage. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/13: Provide coverage sufficient to cover the loan amount or provide a replacement cost estimate to verify current coverage is sufficient. *** (CLEARED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/19: Loan file missing documentation to provide accurate debt to income ratio.	2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) Nevada Home Loan (Property Insurance Exceeds Replacement Value): Nevada Home Loan: Property insurance exceeds the replacement value of the property. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) Income Data was not provided: Income Source and Qualifying Monthly Income Amount are required. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV1

*** (CLEARED) No Income Provided: Qualified Mortgage (Dodd-Frank 2014):  No income was provided to demonstrate compliance with Appendix Q requirements. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan.
COMMENT: 2022/XX/13: Max interest rate noted on the Final TIL and ARM data in the system as 8.644%. However per Clarity calculations, the max rate is 8.625%. The rate cap is 5% over the initial rate of 3.644%.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan.
COMMENT: 2022/XX/13: The max ever P&I payment noted on the Final TIL is $XXX, however per Clarity Calculations it is $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan.
COMMENT: 2022/XX/13: The max ever P&I payment noted on the Final TIL is $XXX, however per Clarity Calculations it is $XXX.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: HUD Settlement Cost Booklet not provided within 3 business days.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The loan file is incomplete due to missing income documentation.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Loan Designation difference at review due to  missing documentation.

*** (CLEARED) General Ability To Repay Provision Income and Assets - No Income Provided: Ability to Repay (Dodd-Frank 2014): No income or assets converted to a monthly amount was provided to demonstrate ability to repay.
COMMENT: 2022/XX/19: No income documentation was provided to verify borrower's ability to repay.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/19: No income documentation was provided to verify borrower's ability to repay.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: Unable to determine the borrower's General Ability-to-Repay due to missing income documentation.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: %, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/31: ATR Fail due to missing guidelines and income documentation.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: ATR Fail due to missing income/employment portion of the guidelines and required income documentation to satisfy QM testing.

*** (CLEARED) QM DTI: Unable to determine compliance with QM Total Debt Ratio requirements due to missing QM Total Debt Ratio information.
COMMENT: 2022/XX/31: ATR Fail due to missing guidelines and income documentation.
										B	B	No	Yes	Final HUD1	NV	5/XX/2015	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
298860953	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/13: The property is located in FEMA Disaster area.  Provide a post-disaster inspection verifying there was no damage.  The inspection must include exterior photos and the property must be re-inspected on or after 07/XX/2021 declared end date.

*** (OPEN) REO Documents are missing.: Address: XXX, FL
COMMENT: 2022/XX/13: Missing documentation to verify payment details for investment property. Please provide mortgage statement and insurance verification.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: Missing lender guideline documentation
							2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 26,878.32 on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.71821%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 762, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 26,878.32 on Final Closing Disclosure provided on 06/XX/2016 not accurate. (Final/06/XX/2016)
COMMENT: 2022/XX/13: Annual non-escrowed property costs on page 4 of the CD are $XXX, and should be $XXX

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/13: Loan origination Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Missing guideline documentation to determine lender requirements

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.71821%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 762, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guideline documentation to determine lender requirements

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/27: Missing documentation to determine lender requirements

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/27: Missing documentation to determine lender requirements. Per the High Cost Analysis, loan is ATR fail.
										B	B	Yes	No		FL	6/XX/2016	Purchase	Primary	XXX	$XXX		UTD	Non QM
299768620	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income documentation requirements not met. - EV1
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/19: The property is located in NY.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021.

*** (OPEN) Guideline Requirement: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/19: The loan file is missing signed and dated P&L Statements for self-employed income

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/28: No guidelines provided.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
							3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.43699% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,017.96 on Final Closing Disclosure provided on 01/XX/2017 not accurate. (Final/01/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2017) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.39333%, LTV/CLTV: 60.83650%/60.83650%, Credit Score: 734, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Loan reviewed as Non QM. Standard income documentation requirements not met and results in an ATR Fail.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/19: Loan has a Debt to Income ratio higher than allowed.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 43.43699% moderately exceeds the guideline maximum of 43.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/19: The loan file does not contain P&L Statements for the self-employed business to correctly calculate income.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 01/XX/2017 incorrectly disclosed whether the loan will have an escrow account. (Final/01/XX/2017)
COMMENT: 2022/XX/16: Final Closing Disclosure indicates that the loan will not have an escrow account; however, the reason box is not checked to indicate if borrower declined the escrow account or if lender does not offer an escrow account.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.39333%, LTV/CLTV: 60.83650%/60.83650%, Credit Score: 734, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/28: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
										C	C	Yes	No		NY	1/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
299751564	XXX	XXX	3	3
*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3

*** (OPEN) Credit Exception: - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Credit Report Error: Credit report order date not provided.: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Credit Report Error: Line Limit  was not provided: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty> - EV1

*** (CLEARED) Credit Report Error: Months Reported  was not provided: Credit Report: Original // Liability Type: Installment / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty>, Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: <empty> - EV1

*** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1

*** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1

*** (CLEARED) The Preliminary/Commitment does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV1

*** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1

*** (CLEARED) Valuation Error: Neighborhood/project name not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2017 - EV1
						*** (OPEN) Credit Exception: COMMENT: 2022/XX/27: XXX is restricted in XXX New Jersey. *** (CLEARED) AUS Findings: Representative FICO score discrepancy. COMMENT: 2022/XX/19: Credit report was not provided. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: AUS approval is not required *** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. COMMENT: 2022/XX/19: Credit report was not provided.	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/10/XX/2017) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77187) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7535) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.58478%, LTV/CLTV: 93.86391%/97.31218%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684509) - EV1

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/13: Disclosure is missing.

*** (OPEN) TRID Final Closing Disclosure Homeowners Insurance Included In Escrow Test: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2017 incorrectly disclosed whether Homeowners Insurance is included in escrow. (Final/10/XX/2017)
COMMENT: 2022/XX/13: The Homeowners Insurance  was not disclosed as escrowed in the Estimated Taxes, Insurance & Assessments section of the Final CD.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2017)
COMMENT: 2022/XX/13: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/13: Zero Percent Fee Tolerance exceeded for Transfer Tax. File does not contain a valid COC for this fee, nor evidence of cure in file.  Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77187)
COMMENT: 2022/XX/13: Zero Percent Fee Tolerance exceeded for Title - Survey Fee. File does not contain a valid COC for this fee, nor evidence of cure in file.  Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7535)
COMMENT: 2022/XX/13: Zero Percent Fee Tolerance exceeded for Home Inspection Fee. File does not contain a valid COC for this fee, nor evidence of cure in file.  Provide a post-close CD disclosing the tolerance cure to include, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/19: Loan was manually underwritten, guidelines were not provided.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/19: A Credit Report was not provided for review.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.58478%, LTV/CLTV: 93.86391%/97.31218%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Loan was manually underwritten, guidelines were not provided.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/19: Loan was manually underwritten, guidelines were not provided.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/10684509)
COMMENT: 2022/XX/19: A Credit Report was not provided for review.
										B	B	Yes	No		NJ	10/XX/2017	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
299731140	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2012 - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/23: Loan was manually underwritten and all condition not met due to missing supporting documentation. *** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/23: The borrower did not have any credit scores on the credit report.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018) - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.96130%, LTV/CLTV: 69.62425%/69.62425%, Credit Score: , Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Documentation provided. Designation Non QM.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/23: The loan estimate was not provided.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/23: The file does not contain the right to receive a copy of the appraisal disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2018)
COMMENT: 2022/XX/23: The closing disclosure was not provided at least 3 days prior to the closing and a waiver was not provided.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Loan was manually underwritten and all condition not met due to missing supporting documentation.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 26.96130%, LTV/CLTV: 69.62425%/69.62425%, Credit Score: , Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Loan was manually underwritten and all condition not met due to missing supporting documentation.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/27: Unable to determine originator loan designation.  Loan was manually underwritten and all condition not met due to missing supporting documentation.
										B	B	No	No		WA	3/XX/2018	Purchase	Second Home	XXX	$XXX		UTD	Non QM
299454236	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Credit Exception: - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014 - EV3

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX - EV2

*** (CLEARED) Income documentation requirements not met. - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/23: Loan was manually underwritten and all condition not met due to missing supporting documentation.

*** (OPEN) Credit Exception:
COMMENT: 2022/XX/23: Final 1003 indicates an "other" fee included in PITIA in the amount of $XXX.  Documentation not provided to indicate what the fee is for.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2014
COMMENT: 2022/XX/23: VOE and WVOE are dated 3/XX/18

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/23: Documentation for child support income not provided.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,869.00 on Final Closing Disclosure provided on 04/XX/2018 not accurate. (Final/04/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2018) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2018) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.12408%, LTV/CLTV: 63.47599%/63.47599%, Credit Score: 726, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/23: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/23: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2022/XX/23: The signed ARM Disclosure in file is dated 4/XX/2018,

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,869.00 on Final Closing Disclosure provided on 04/XX/2018 not accurate. (Final/04/XX/2018)
COMMENT: 2022/XX/23: The correct annual non-escrowed property cost is $XXX, based on HOA $XXX Taxes $XXX and HOI 38.75.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/04/XX/2018)
COMMENT: 2022/XX/23: The initial CD was issued 4/XX/2018, which was only one day prior to close.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2018)
COMMENT: 2022/XX/23: Initial LE was not provided within 3 days of application; or Electronic Delivery was checked and is non-compliant due to one of the following: 1) Date of Delivery (Electronic) was prior to E-Sign Consent Date; 2) E-Sign Consent disclosure is Missing; 3) E-Sign Consent Date is blank.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/23: Transfer tax appeared on the final CD as paid by the seller.  No valid cure or COC provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/23: Transfer tax appeared on the final CD as paid by the seller.  No valid cure or COC provided.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 44.12408%, LTV/CLTV: 63.47599%/63.47599%, Credit Score: 726, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines;  loan is waterfalling to standard QM/ATR documentation requirements.
										C	C	Yes	No		CA	4/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
299167929	XXX	XXX	3	3	*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2009 - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income documentation requirements not met. - EV1	*** (OPEN) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/27: Non-traditional credit was used, International report was provided. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Missing guidelines *** (CLEARED) Income documentation requirements not met. COMMENT: 2022/XX/27: Missing VVOE within 10 days of the Note date.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,707.92 on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018) - EV2

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.72605%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Designation was provided.

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/05/XX/2018)
COMMENT: 2022/XX/24: Property was inspected 04/XX/2018, Report was signed 05/XX/2018 and the Appraisal was provided to the borrower on 05/XX/2018.  No evidence of Preliminary Appraisal in file.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Missing evidence of Loan Estimates in file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: The file does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 14,707.92 on Final Closing Disclosure provided on 05/XX/2018 not accurate. (Final/05/XX/2018)
COMMENT: 2022/XX/24: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the taxes, HOI and HOA dues are $XXX per year.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2018)
COMMENT: 2022/XX/24: Missing initial CD.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 23.72605%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 0, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing guidelines.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/27: The loan designation was not provided.
										B	B	No	No		CA	5/XX/2018	Purchase	Second Home	XXX	$XXX		UTD	Non QM
299771582	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Stated not provided - EV3 *** (OPEN) Purchase contract date not provided. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2022/XX/24: Disaster inspection after Disaster Declaration Date: 09/XX/2021 is not in the file. *** (OPEN) Purchase contract date not provided. COMMENT: 2022/XX/24: The appraisal is not in the file. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: The loan has no guidelines or AUS in the file.	2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 12,287.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1936694) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1936693) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1936692) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1936691) - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2018 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 48.19293%, LTV/CLTV: 61.62162%/61.62162%, Credit Score: 790, Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018) - EV1

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2022/XX/24: ARM disclosure is not in the file.

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/24: CHARM Booklet Disclosure is not in the file.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/24: Initial 1003 is not in the file.

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower.
COMMENT: 2022/XX/24: Document not provided

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/24: The Homeownership Counseling disclosure in the file has no provided date.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Initial Loan Estimate is not in the file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: Appraisal Disclosure is not in the file.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 12,287.00 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 4 that does not match the actual payment for the loan. (ProjSeq:4/1936694)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 3 that does not match the actual payment for the loan. (ProjSeq:3/1936693)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1936692)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 10/XX/2018 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1936691)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.

*** (OPEN) TRID Final Closing Disclosure Payment Interest Only Until: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 10/XX/2018 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Final Closing Disclosure provided on 10/XX/2018 with an increasing payment disclosed the due date of the last payment of interest only that does not match the actual last payment for the loan.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Initial CD issued on 10/XX/2018, one day before the disbursement date 10/XX/2018.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 48.19293%, LTV/CLTV: 61.62162%/61.62162%, Credit Score: 790, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Missing guidelines.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2018)
COMMENT: 2022/XX/24: The monthly escrow payments on the loan is $XXX as calculate in the audit review. The final CD is showing $XXX as the estimated escrow monthly.
										B	B	Yes	No		NY	10/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298939968	XXX	XXX	3	3	*** (OPEN) HOA Error: HOA dues not provided. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX,, Address:XXX, TX - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1
*** (OPEN) HOA Error: HOA dues not provided.
COMMENT: 2022/XX/01: HOA on appraisal is $XXX monthly and the HOA document provided is $XXX monthly.  No documentation as to why the difference.

*** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX,, Address:XXX, TX
COMMENT: 2022/XX/24: Missing Mortgage Statement, Tax and Insurance verification for XXX, CA.  Missing Tax verification for XXX and for XXX, TX.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,153.92 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: While “Restated Originator Loan Designation” (1003 screen) matches the “Client-Facing Loan Designation” (Compliance screen), the initial “Originator Loan Designation” (1003 screen) does not match the “Client-Facing Loan Designation".

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: The loan file does not contain a loan estimate.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: A right to receive a copy of the appraisal disclosure was not provided in the loan file.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,153.92 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018)
COMMENT: 2022/XX/24: The final closing disclosure is using lower taxes. This is a California purchase and a current tax certificate was not provided. 1.25% was used to calculate the property taxes for the borrower. Per HOA letter the monthly HOA fee's are higher than shown on 1003 and CD.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/24: The closing disclosure was issued on 10/XX/18 and signed by the borrower on 10/XX/2018.
										B	B	Yes	No		CA	10/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
299817741	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: All conditions not met due to missing Guidelines.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - Pre October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 17,089.08 on Final Closing Disclosure provided on 10/XX/2018 not accurate. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018) - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: While “Restated Originator Loan Designation” (1003 screen) matches the “Client-Facing Loan Designation” (Compliance screen), the initial “Originator Loan Designation” (1003 screen) does not match the “Client-Facing Loan Designation”.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: Loan Estimate not provided within loan images to evidence delivery to the Borrower.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/24: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2018)
COMMENT: 2022/XX/24: Closing Disclosure dated 10/XX/2018 not provided to Borrower at least three (3) business days prior to closing.
										B	B	No	No		CA	10/XX/2018	Refinance	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
299903299	XXX	XXX	3	3
*** (OPEN) REO Documents are missing.: Address: XXX VIC, - EV3

*** (OPEN) REO Documents are missing.: Address: XXX IC, - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018 - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Missing Document: Currency Converter/Exchange (Asset) not provided - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018 - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/28: Guidelines were not provided.

*** (CLEARED) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018
COMMENT: 2022/XX/28: VVOE within 10 business days of closing was not provided for current employment.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/28: Missing pay stub or wvoe with YTD income reflected as well as currency conversion calculations.

*** (CLEARED) Missing Document: Currency Converter/Exchange (Asset) not provided
COMMENT: 2022/XX/28: Missing currency conversion calculations for EMD and assets.

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2018
COMMENT: 2022/XX/28: The VVOE in file for the borrower's current employment was dated 2/XX/2019, which was more than 10 days prior to the note date of 7/XX/2019.
							2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.50102%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 742, Occupancy: Second Home, Purpose: Purchase, - EV1

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/24: A loan estimate  was not provided for TRID fee testing.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/07/XX/2019)
COMMENT: 2022/XX/24: The final CD was issued on 7/XX/2019, which was not al least 3 business days prior to closing date of 7/XX/2019.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/24: A loan estimate and any valid change of circumstance was not provided for TRID fee testing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2022/XX/24: A loan estimate and any valid change of circumstance was not provided for TRID fee testing.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.50102%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: 742, Occupancy: Second Home, Purpose: Purchase,
COMMENT: 2022/XX/28: Guidelines were not provided.
										B	B	No	No		FL	7/XX/2019	Purchase	Second Home	XXX	$XXX		Non QM	Non QM
299506870	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) REO Documents are missing.: Address: XXX, CA - EV1	*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Unable to determine compliance with income/employment guidelines as the section of the underwriting guidelines addressing requirements is not provided. *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/28: Verification of employment for borrower is missing.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2019) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 34.79234%, LTV/CLTV: 77.14286%/77.14286%, Credit Score: 771, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX Enterprise, LLC/Partnership) - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Fail. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/29: Client restates designation to Non QM.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan estimate is missing.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: There is no proof that the document was provided in the file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/02/XX/2020)
COMMENT: 2022/XX/25: No proof of earlier receipt in the file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2022/XX/25: No valid COC was provided. Insufficient cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
COMMENT: 2022/XX/25: No valid COC was provided. Insufficient cure was provided to the borrower.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/29: Unable to determine compliance with income/employment guidelines as the section of the underwriting guidelines addressing requirements is not provided.

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/16: Unable to verifty the Status of Schedule C Business, XXX, at time of loan origination. No CPA letter, Business License, or Signed and dated tax return (no more than 120 days prior to the Note Date) was provided. Document must prove Business was still active

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 34.79234%, LTV/CLTV: 77.14286%/77.14286%, Credit Score: 771, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2022/XX/27: The guidelines were not provided to verify investor qualifying debt to income ratio.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/16: No guidelines were provided and VVOE is missing for all the borrower's current employment. Loan is waterfalling to ATR/QM standard documentation requirement.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX Enterprise, LLC/Partnership)
COMMENT: 2023/XX/29: The provided originator loan designation is Safe Harbor QM, but the income documentation does not meet Appendix Q requirements of a YTD P&L Statement and Balance Sheet to support self employment income.
										B	B	Yes	No		CA	2/XX/2020	Refinance	Primary	XXX	$XXX		UTD	Non QM
299136732	XXX	XXX	3	3
*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Gift Funds / Account Number: XXX - EV3

*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Alternative Credit Documentation not provided - EV3

*** (OPEN) Missing Document: Donor Check not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX - EV1

*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Gift Funds / Account Number: XXX
COMMENT: 2022/XX/26: Gift Letter 1/XX/19  dated more than 90 days of Note date

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/01: EMD not sourced.

*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX
COMMENT: 2022/XX/26: Received bank statement for XXX bank  1/XX/2020- 2/XX/2020. Missing 1 additional bank statement to complete the 2 month asset verification requirement.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2022/XX/26: Received 1 month bank statement for XXX bank 1/XX/2020-2/XX/2020. Missing 1 additional month to complete 2 month asset verification requirement.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2022/XX/26: Initial Rate lock date not provided

*** (OPEN) REO Documents are missing.: Address: XXX,
COMMENT: 2022/XX/26: Mortgage Statement, Tax and Insurance verification not provided

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/27: All conditions not met due to missing guidelines, AUS, credit report, bank statements

*** (CLEARED) Borrower has less than 2 FICO scores: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: Credit Scores "not provided by the repository" disclosed on the credit report on file

*** (CLEARED) Credit Report Error: Credit report is missing FICO scores.: Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/27: No credit scores provided
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX[ZZXX]/Schedule C) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX[ZZXX]/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX[ZZXX]/Schedule C) - EV3

*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2020 used as disbursement date for compliance testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2020) - EV2

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX[ZZXX]/Partnership) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 22.13968%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: , Occupancy: Primary, Purpose: Purchase, - EV1

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX[ZZXX]/Partnership) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/26: Missing income and asset docs required per guidelines

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX[ZZXX]/Schedule C)
COMMENT: 2022/XX/21: Tax returns not signed and missing balance sheet.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX[ZZXX]/Schedule C)
COMMENT: 2022/XX/26: Business income is declining significantly,  from 2017 $XXX. 2018- $XXX and 2019- $XXX

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX[ZZXX]/Schedule C)
COMMENT: 2022/XX/27: Tax returns not signed and missing balance sheet.

*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing.
COMMENT: 2022/XX/26: Closing Disclosure(s) not provided

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/26: Initial Rate Lock date not provided.

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM.
COMMENT: 2022/XX/26: ARM disclosure not provided to the borrower at least 3 days prior to closing. Borrower signed 3/XX/2020.

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2022/XX/26: CHARM Booklet not provided

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2020 used as disbursement date for compliance testing.
COMMENT: 2022/XX/26: Unable to provide disbursement date due to missing Closing Disclosure(s)

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/02/XX/2020)
COMMENT: 2022/XX/26: Valuation was provided  to the borrower 1/XX/2020, before the completion on 2/XX/2020.

*** (OPEN) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).
COMMENT: 2022/XX/26: The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5).

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/26: Affiliated Business Disclosure not provided to the borrower within 3 business days of the application date. Borrower signed 3/XX/2020.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/26: Homeownership Counseling Organizations list not provided to the borrower

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/26: Loan Estimate(s) not provided

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/26: Right to receive a copy of the Appraisal disclosure not provided to the borrower.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/27: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information.
COMMENT: 2022/XX/27: FACTA Credit Score Disclosure does not contain signature.

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/27: Unable to determine DTI due to missing guidelines as well as missing credit report score and liabilities

*** (CLEARED) General Ability To Repay Provision Income and Assets - Partnership: Ability to Repay (Dodd-Frank 2014): Unable to verify Partnership income using reasonably reliable third-party records. (XXX XXX[ZZXX]/Partnership)
COMMENT: 2022/XX/27: Tax Returns received from borrower 2016-2018 does not contain a signature and date from borrower.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 22.13968%, LTV/CLTV: 75.00000%/75.00000%, Credit Score: , Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/27: Unable to determine ability to repay due to missing  guidelines, credit report does not disclose credit score and/or liabilities.

*** (CLEARED) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX[ZZXX]/Partnership)
COMMENT: 2022/XX/27: Tax Returns for 2016-2018 does not contain signatures from the borrower.
										C	C	Yes	No		IL	3/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	ATR Fail
299587692	XXX	XXX	3	3
*** (OPEN) Aged document: Credit Report  is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2005 - EV3

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1
						*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/27: Missing currency conversion chart. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/27: Missing signed U.S. Residency Certification document confirming their intention to reside in the United States. *** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/27: Guidelines not provided.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2020) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2020) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.29354%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 708, Occupancy: Second Home, Purpose: Refinance, Limited Cash-out GSE - EV1

*** (CLEARED) General Ability To Repay Provision Investor Qualification Method not Matching ATR: Ability to Repay (Dodd-Frank 2014): The Qualification Method used by the lender does not match the ATR payment calculation methods under 1026.43(c)(5). - EV1

*** (CLEARED) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 16,288.08 on Final Closing Disclosure provided on 08/XX/2020 not accurate. (Final/08/XX/2020) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/27: Loan is Non-QM.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/26: No evidence of Loan Estimate

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/26: The consumer was not provided with a copy of the appraisal disclosure

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/08/XX/2020)
COMMENT: 2022/XX/26: Closing Disclosure was not provided 3 days prior to closing

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/27: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.29354%, LTV/CLTV: 70.00000%/70.00000%, Credit Score: 708, Occupancy: Second Home, Purpose: Refinance, Limited Cash-out GSE
COMMENT: 2022/XX/27: Lender guidelines were not provided.
										B	B	No	No		CA	8/XX/2020	Refinance	Second Home	XXX	$XXX		Safe Harbor QM	Non QM
299683521	XXX	XXX	3	3	*** (OPEN) This loan closed during the COVID-19 affected timeframe. Asset Account date is more than 60 days prior to the Note date or notary date.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: Loan File is missing a copy of a Loan Estimate.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: No evidence that the Tight to receive a copy of the Appraisal Disclosure was provided to the Borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Tax Certificate Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77188)
COMMENT: 2022/XX/25: Title-Tax Certificate Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/27: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an initial 1003, an Approval, AUS or 1008, income verification documentation and an origination credit report.

The initial 1003 was not provided.
										B	B	Yes	No		NY	11/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299100285	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/30: Most Recent Valuation Inspection Date: 08/XX/2021 Disaster End Date: 09/XX/2021 Disaster Name: XXX Disaster Declaration Date: 09/XX/2021	2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia)
COMMENT: 2022/XX/30: Title Commitment not provided.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/30: Missing valid COC and no evidence of cure provided for Lender Credit fee tolerance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/30: Missing valid COC and no evidence of cure provided for $XXX Transfer Tax fee tolerance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/30: Missing valid COC and no evidence of cure provided for $XXX Loan Discount Points fee tolerance.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/28: The file is missing one or more of the core documents required for a review.  Please provide a complete credit/closing package including an Approval, AUS or 1008 and an origination credit report.
										B	B	Yes	No		NY	10/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
298944978	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
										B	B	No	Yes	Final HUD1	NY	4/XX/1996	Purchase	Primary	XXX	$XXX
299582725	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.17200% is underdisclosed from calculated APR of 4.58421% outside of 0.250% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: Under disclosure is due to the lender utilizing an index value of 2.5% per the closing instructions, however the lowest index value available in the lookback period is 1.82%

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.17200% is underdisclosed from calculated APR of 4.58421% outside of 0.250% tolerance.
COMMENT: 2022/XX/11: Under disclosure is due to the lender utilizing an index value of 2.5% per the closing instructions, however the lowest index value available in the lookback period is 1.82%
										B	B	Yes	Yes	Final HUD1	MA	6/XX/2004	Purchase	Primary	XXX	$XXX
299146773	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	7/XX/2005	Refinance	Primary	XXX	$XXX
299842101	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Purchase	Primary	XXX	$XXX
298655551	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: Under disclosure due to lender did not include  $XXX redraw fee as prepaid finance charges but did include $XXX reconveyance fee
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
299583614	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: The itemization of amount financed did not include the escrow service fee of $XXX and courier fee of $XXX as prepaid finance charges. The remainder of under disclosure appears to be a payment stream issue.
										B	B	No	Yes	Final HUD1	NY	5/XX/2006	Purchase	Primary	XXX	$XXX
298856924	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: The itemization of amount financed did not include the service charge of $XXX and patriot search fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
299780160	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
298956951	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2		B	B	No	Yes	Final HUD1	FL	10/XX/2006	Purchase	Primary	XXX	$XXX
298928485	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	No	Yes	Final HUD1	NY	11/XX/2006	Purchase	Primary	XXX	$XXX
299234300	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/13: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fee(s) this credit is applied to so it has not been included in testing.
										B	B	No	Yes	Final HUD1	MD	12/XX/2006	Purchase	Primary	XXX	$XXX
299245914	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	CT	2/XX/2007	Purchase	Primary	XXX	$XXX
298672082	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
299476404	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/14: Under disclosure due to lender did not include $XXX PPD interest as a prepaid finance charge
										B	B	No	Yes	Final HUD1	MD	8/XX/2007	Refinance	Second Home	XXX	$XXX
299699425	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	TN	11/XX/2007	Purchase	Primary	XXX	$XXX
299432646	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/16: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
299085777	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	No	Yes	Final HUD1	NY	8/XX/2011	Purchase	Second Home	XXX	$XXX
299728402	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2013	Refinance	Primary	XXX	$XXX
299569429	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Underdisclosure due to prepaid interest charges discrepancy and lender credit being included in prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2013	Refinance	Primary	XXX	$XXX
299775835	XXX	XXX	2				2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" interest rate on the Final TIL does not match the maximum interest rate that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever P&I Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever"  P&I payment on the Final TIL does not match the maximum principal and interest payment that may apply during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum Ever Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  The "Maximum Ever" total payment amount (PITI) on the Final TIL does not match the maximum total payment on the loan during the life of the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Maximum In First 5 Years Change Date Inaccurate (ARM loan): Truth in Lending Act (MDIA 2011):  The "Maximum First Five Years" date on the Final TIL does not match the date on which the first regular periodic payment will be due and the earliest date on which that rate may apply. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2013	Refinance	Primary	XXX	$XXX
298982848	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	MI	3/XX/2007	Purchase	Primary	XXX	$XXX
298632612	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	VA	6/XX/2008	Refinance	Investment	XXX	$XXX
299040020	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2022/XX/18: High Cost testing complete - Premium and terms documented in file.	2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2011	Purchase	Primary	XXX	$XXX
299933324	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	MO	6/XX/2006	Purchase	Primary	XXX	$XXX
298719594	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	KS	9/XX/2007	Refinance	Primary	XXX	$XXX
298638229	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										D	D	No	No	Missing	NV	8/XX/2006	Refinance	Primary	XXX	$XXX
299165582	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	1/XX/2005	Purchase	Primary	XXX	$XXX
298741678	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2001	Refinance	Primary	XXX	$XXX
298689712	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/19: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2008	Purchase	Primary	XXX	$XXX
299183469	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/19: High Cost testing complete - Premium and terms documented in file.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2007	Purchase	Second Home	XXX	$XXX
298829008	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
299228016	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/21: Appraisal not provided.	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
299819861	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	OH	12/XX/2004	Refinance	Primary	XXX	$XXX
298478251	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2004	Refinance	Primary	XXX	$XXX
298962212	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	TX	8/XX/1999	Purchase	Primary	XXX	$XXX
299395653	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/20: Appraisal not provided	2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/1998, prior to three (3) business days from transaction date of 03/XX/1998. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: Itemization did not disclose the email fee of $XXX and settlement fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NC	3/XX/1998	Refinance	Primary	XXX	$XXX
299663973	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2008, prior to three (3) business days from transaction date of 06/XX/2008. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate and collection method on the loan.
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2008	Refinance	Primary	XXX	$XXX
299853679	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	1/XX/2004	Refinance	Primary	XXX	$XXX
299706146	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	MD	6/XX/2005	Purchase	Primary	XXX	$XXX
299545746	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	MI	3/XX/2013	Refinance	Primary	XXX	$XXX
298516657	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	CT	6/XX/2013	Refinance	Primary	XXX	$XXX
299646918	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MO	1/XX/2006	UTD	UTD	XXX	$XXX
298812084	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2011	Refinance	Primary	XXX	$XXX
299251842	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	3/XX/2007	Refinance	Primary	XXX	$XXX
298905228	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	GA	11/XX/2005	Refinance	Investment	XXX	$XXX
299572331	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2009	Refinance	Primary	XXX	$XXX
299538949	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	VA	9/XX/2013	Refinance	Primary	XXX	$XXX
299363492	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
298817237	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	No	Yes	Estimated HUD1	OH	4/XX/2007	Purchase	Second Home	XXX	$XXX
299156005	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	7/XX/2009	Refinance	Primary	XXX	$XXX
299740883	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	GA	1/XX/2009	Purchase	Second Home	XXX	$XXX
298602252	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299765458	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	4/XX/2004	Refinance	Primary	XXX	$XXX
298842404	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	No	Yes	Final HUD1	PA	3/XX/2004	Purchase	Second Home	XXX	$XXX
298864353	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	11/XX/2006	Purchase	Investment	XXX	$XXX
298974552	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, TX - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, TX COMMENT: 2021/XX/22: Missing Mortgage Statement to verify monthly PITI expenses used to qualify.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1
										A	A	Yes	No		TX	9/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299352984	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2014) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine under disclosure, due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	IL	10/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299195390	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/22: The property is located in XXX. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 04/XX/2020.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603)
COMMENT: 2021/XX/22: Mortgage Insurance Premium was not disclosed on the LE, but was disclosed as $XXX on the final CD.  No valid COC was in the file for this change, nor evidence of cure at closing.
										B	B	Yes	No		TN	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299174543	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2014 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	1/XX/2014	UTD	UTD	XXX	$XXX
299000769	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/02: The file is missing one or more of the core documents required for a review.  Please provide an initial and final application, an approval, AUS or 1008, and an origination credit report.
										D	D		No		GA	12/XX/2016	Refinance	Primary	XXX	$XXX
298947359	XXX	XXX	3		*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX COMMENT: 2020/XX/02: Credit report > 120 days old. A new report required to be pulled prior to funding.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Other.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75225) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2020/XX/02: High Price Mortgage Loan

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2020/XX/02: COC missing from file for change of lender credit.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2020/XX/02: COC missing from file for addition of fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
COMMENT: 2020/XX/02: COC missing from file for addition of fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Other.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75225)
COMMENT: 2020/XX/02: COC missing from file for addition of fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2020/XX/02: COC missing from file for increase of appraisal fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2020/XX/02: COC missing from file for addition of fee.
										B	C	Yes	No		CA	4/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
299215058	XXX	XXX	2
*** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation". - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: General Services Administration (GSA) not provided - EV3

*** (OPEN) Missing Document: Limited Denials of Participation (LDP) not provided - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3
						*** (OPEN) Case # Assignment does not indicate "All borrowers passed SSN validation". COMMENT: 2021/XX/24: The AUS required a review of the GSA list; however, no list or Fraud report was provided.	2
*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/12/XX/2019) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 12/XX/2019 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/12/XX/2019)
COMMENT: 2021/XX/24: The Lenders contact information was not provided.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2021/XX/24: The credit report Fee increased with no evidence of a cure provided.
										B	B	Yes	No		FL	12/XX/2019	Refinance	Primary	XXX	$XXX		HUD Rebuttable Presumption QM	HUD Rebuttable Presumption QM
299812348	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	NC	5/XX/2007	Refinance	Primary	XXX	$XXX
299885205	XXX	XXX	2				2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Refinance	Primary	XXX	$XXX
299243490	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/14: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2008	Refinance	Primary	XXX	$XXX
298638133	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2
										B	B	Yes	Yes	Final HUD1	NV	7/XX/2007	Refinance	Primary	XXX	$XXX
299586364	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	PA	5/XX/2005	UTD	UTD	XXX	$XXX
299986004	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CLEARED) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV1
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
299042309	XXX	XXX	2				2	*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2		B	B	No	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
299027809	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
299058764	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.21000% is underdisclosed from calculated APR of 7.50245% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/15: Loan Commitment and Approval indicate the Index used was 3.56%. The lowest Index available within the look-back period is 3.79%.
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Refinance	Primary	XXX	$XXX
298819878	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
299405328	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	4/XX/2008	Refinance	Primary	XXX	$XXX
298824050	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3

*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TILA - Final TIL Missing - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
									*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2020/XX/04: Incomplete Loan File. No compliance documents in the loan file.	D	D		No	Missing			UTD	UTD	XXX	$XXX
299001469	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	KY	10/XX/2006	Refinance	Primary	XXX	$XXX
299275953	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		3
*** (OPEN) Rhode Island Home Loan (Invoices for Third Party Fees Not in File - Unable to Determined if Bona Fide): Rhode Island Home Loan: No documentation in loan file to confirm third party fees listed on the HUD-1. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
										C	C	Yes	Yes	Final HUD1	RI	1/XX/2007	Purchase	Primary	XXX	$XXX
298478004	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2006	Refinance	Primary	XXX	$XXX
299660925	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TN	1/XX/2004	Refinance	Primary	XXX	$XXX
299172004	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/23: TIL itemization includes a Settlement fee of $XXX in the prepaid amount financed when the HUD reflects $XXX. Seller credit of $XXX on page 1 of HUD not applied.
										B	B	No	Yes	Final HUD1	WA	9/XX/2010	Purchase	Primary	XXX	$XXX
299870853	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	IN	5/XX/2011	Refinance	Primary	XXX	$XXX
298853312	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	IL	8/XX/2007	Purchase	Primary	XXX	$XXX
298535344	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
299725355	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/02: Unable to determine under disclosure due to missing detailed itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NM	7/XX/2007	Refinance	Primary	XXX	$XXX
298715581	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CT	10/XX/2005	Refinance	Primary	XXX	$XXX
299362221	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2007	Refinance	Primary	XXX	$XXX
299460058	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	WA	3/XX/2007	UTD	UTD	XXX	$XXX
299963091	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	IL	9/XX/1998	Purchase	Primary	XXX	$XXX
299005697	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: TIL Itemization only disclosed origination charges in the amount of $XXX and the final HUD reflects $XXX
										B	B	No	Yes	Final HUD1	PA	9/XX/2006	Purchase	Primary	XXX	$XXX
299214275	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	5/XX/2008	Refinance	Primary	XXX	$XXX
299174980	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
298855414	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 7.26327% or Final Disclosure APR of 7.47000% is in excess of allowable threshold of Prime Mortgage Market Rate 5.28000 + 1.75%, or 7.03000%.  Non-Compliant SubPrime Loan. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2008	Purchase	Primary	XXX	$XXX
298667226	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2008	Refinance	Primary	XXX	$XXX
299285591	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2005	Refinance	Primary	XXX	$XXX
299301382	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/1997 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NC	1/XX/1998	UTD	UTD	XXX	$XXX
299128915	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1996 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2
										B	B	Yes	Yes	Final HUD1	NC	7/XX/1996	Refinance	Primary	XXX	$XXX
299376588	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): Unable to determine if borrower's ability to repay has been verified due to missing information. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test: North Carolina Rate Spread Home Loan: APR on subject loan of 7.99910% or Final Disclosure APR of 8.00000% is in excess of allowable threshold of US Treasury 4.6600% + 3%, or 7.66000% and Conventional Mortgage Rate 5.8700% + 1.75%, or 7.62000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										C	C	Yes	Yes	Final HUD1	NC	2/XX/2008	Refinance	Primary	XXX	$XXX
298562963	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2002	Purchase	Primary	XXX	$XXX
299605922	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NJ	10/XX/2008	Purchase	Investment	XXX	$XXX
299546450	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2008	Refinance	Primary	XXX	$XXX
299915292	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Maryland Late Charge Percent and Amount Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2
										B	B	No	No	HELOC Agreement	MD	3/XX/2008	Refinance	Primary	XXX	$XXX
299851410	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	4/XX/2007	Refinance	Primary	XXX	$XXX
299495210	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2022/XX/17: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	MA	1/XX/2007	Refinance	Primary	XXX	$XXX
299036982	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	KY	9/XX/2003	Refinance	Investment	XXX	$XXX
299694588	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
299829038	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	TX	6/XX/2008	Refinance	Primary	XXX	$XXX
299913001	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
298747787	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2005	Refinance	Primary	XXX	$XXX
299558875	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
299259184	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	KY	8/XX/2003	Refinance	Primary	XXX	$XXX
299268276	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	TX	1/XX/2005	Purchase	Primary	XXX	$XXX
298470204	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/15: Loan file does not contain any origination documentation.	D	D		No						XXX	$XXX
298485475	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2004	Purchase	Primary	XXX	$XXX
298542731	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2003	Purchase	Primary	XXX	$XXX
299972748	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
									*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/14: Loan file does not contain any origination documentation.	B	B	No	Yes	Final HUD1	IN	4/XX/2002	Purchase	Primary	XXX	$XXX
299435166	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	AL	10/XX/2005	Purchase	Primary	XXX	$XXX
299126382	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/15: Loan file does not contain any origination documentation.	D	D		No						XXX	$XXX
299621042	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2004	Refinance	Primary	XXX	$XXX
299822558	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	WI	11/XX/2003	Refinance	Primary	XXX	$XXX
299949968	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CO	1/XX/2004	Refinance	Primary	XXX	$XXX
299229196	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2005	Refinance	Primary	XXX	$XXX
299201840	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	No	No	Missing	OK	3/XX/2004	Refinance	Investment	XXX	$XXX
298877579	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: Unable to determine under disclosure due to missing itemization of amount financed. under disclosure appears to be fee related
										B	B	No	Yes	Final HUD1	FL	4/XX/2003	Purchase	Primary	XXX	$XXX
299576571	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2004	Refinance	Primary	XXX	$XXX
298621572	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Testing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of the loan becoming an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing Testing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of the loan becoming an ARM. - EV2
										B	B	No	Yes	Final HUD1	AR	7/XX/2005	Purchase	Primary	XXX	$XXX
298941073	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	TX	4/XX/2004	Purchase	Primary	XXX	$XXX
298519110	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	3/XX/2004	Refinance	Primary	XXX	$XXX
298692876	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	VA	4/XX/2004	Refinance	Primary	XXX	$XXX
299108471	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Loan prepay term of 60 months exceeds state maximum of 36 months.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MI	4/XX/2004	Refinance	Primary	XXX	$XXX
299692623	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1
									*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/02: Loan file does not contain any origination documentation.	B	B	Yes	Yes	Final HUD1	IN	4/XX/2004	Refinance	Primary	XXX	$XXX
299858653	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/15: Loan file does not contain any origination documentation.	D	D		No						XXX	$XXX
299963561	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	KY	1/XX/2004	Purchase	Investment	XXX	$XXX
298518264	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	12/XX/2004	Refinance	Primary	XXX	$XXX
299911817	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2003, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2003	Refinance	Primary	XXX	$XXX
299125444	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	MI	8/XX/2006	Purchase	Primary	XXX	$XXX
298716585	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/25: Unable to determine cause of under-disclosure due to missing itemization of amount financed however the Final TIL reflects termination of PMI one month prior to the calculated termination date.
										B	B	Yes	Yes	Final HUD1	OR	3/XX/2003	Refinance	Primary	XXX	$XXX
298690957	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	TX	3/XX/2005	Purchase	Primary	XXX	$XXX
298681821	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
298877985	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Purchase	Primary	XXX	$XXX
299385112	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	RI	2/XX/2006	Refinance	Primary	XXX	$XXX
299149644	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NM	10/XX/2007	Refinance	Primary	XXX	$XXX
299795540	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	A	Yes	Yes	Final HUD1	FL	5/XX/2008	Refinance	Primary	XXX	$XXX
299002387	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
298879394	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/11: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received..
										B	B	No	Yes	Final HUD1	FL	9/XX/2005	Purchase	Second Home	XXX	$XXX
299733806	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	AZ	7/XX/2004	Refinance	Investment	XXX	$XXX
298609873	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/27: TIL Itemization did not disclose the attorney fee of $XXX or the wire fee of $XXX as prepaid finance charges.
										B	B	No	Yes	Final HUD1	NC	12/XX/1999	Purchase	Primary	XXX	$XXX
298629661	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	NC	12/XX/1998	Refinance	Primary	XXX	$XXX
299088117	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2009	Refinance	Primary	XXX	$XXX
298898005	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	PA	6/XX/2008	Purchase	Primary	XXX	$XXX
299298848	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	7/XX/2007	Refinance	Primary	XXX	$XXX
299589425	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	4/XX/2007	Refinance	Primary	XXX	$XXX
299445803	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	MA	7/XX/1995	Purchase	Primary	XXX	$XXX
299627009	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/1995 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AZ	5/XX/1995	Purchase	Primary	XXX	$XXX
299996641	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
298675041	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2003	Purchase	Primary	XXX	$XXX
298569946	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MO	11/XX/2004	Refinance	Primary	XXX	$XXX
299708331	XXX	XXX	2	1			2
*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) FNMA Points and Fees: FNMA Points and Fees on subject loan of 5.15546% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2019). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2019) (an overage of $XXX or .15546%). - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided.
COMMENT: 2019/XX/05: not completed on final hud

*** (OPEN) (Doc Error) Initial GFE not provided
COMMENT: 2019/XX/05: Not provided

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2019)
COMMENT: 2019/XX/05: Disclosure not provided.

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2019/XX/05: missing initial disclosures
										B	B	No	Yes	Final HUD1	NY	3/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
299391333	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	TX	4/XX/2003	Refinance	Primary	XXX	$XXX
299363516	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/07: The disclosure was provided to the borrower on 10/XX/2019 and the application date is 09/XX/2019.
										B	B	No	No		AL	2/XX/2020	Purchase	Investment	XXX	$XXX		N/A	N/A
298689756	XXX	XXX	3	3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/30: The loan failed Points and Fees testing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/01/XX/2018)
COMMENT: 2021/XX/27: The CD was not provided 3 days prior to closing but dated at closing.
										B	C	Yes	No		KS	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
299079569	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3		2
*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 11/XX/2017 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/20: Fee increased without cure provided to the borrower.
										B	B	Yes	No		IL	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299873248	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016 - EV3

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/21: Unable to document assets in file required per AUS

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2021/XX/21: Missing most recent statements for XXX Savings account noting an additional $XXXK.  May statement from XXX checking shows withdrawal of $XXX K but does not indicate it was transferred to savings and no June statement was provided for either account.

*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2021/XX/20: Missing most recent statements for XXX Savings account noting an additional $XXXK.  May statement from XXX checking shows withdrawal of $XXX K but does not indicate it was transferred to savings and no June statement was provided for either account.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2021/XX/21: Missing most recent statements for XXX Savings account noting an additional $XXXK.  May statement from XXX checking shows withdrawal of $XXX K but does not indicate it was transferred to savings and no June statement was provided for either account.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/20: Missing most recent statements for XXX Savings account noting an additional $XXXK.  May statement from XXX checking shows withdrawal of $XXX K but does not indicate it was transferred to savings and no June statement was provided for either account.

*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2016
COMMENT: 2021/XX/20: While the 1003 indicated the borrower was employed with same company over 2 years, the VOE in file only provided 1.45 years of employment information and no LOE was provided to define.
							2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2021/XX/20: Signed and dated 6/XX/17
										B	B	No	No		SC	6/XX/2017	Purchase	Investment	XXX	$XXX		N/A	N/A
299768771	XXX	XXX	3	3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017)
COMMENT: 2021/XX/16: Evidence of earlier borrower receipt was not found in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/16: Change of circumstance not documented.
										B	B	Yes	No		MI	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299955611	XXX	XXX	3	3	*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. - EV3	*** (OPEN) The Hazard Insurance Policy effective date is after the Transaction Date. COMMENT: 2021/XX/27: Insurance effective date is after the loan disbursement.	2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299624964	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2014) - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299111957	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3		3
*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is Temporary SHQM (GSE/Agency Eligible). - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/07/XX/2014) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	C	Yes	Yes	Final HUD1	IN	7/XX/2014	Purchase	Primary	XXX	$XXX		UTD	Temporary SHQM (GSE/Agency Eligible)
299530381	XXX	XXX	3	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2018 - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2018 - EV3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2018 COMMENT: 2021/XX/13: VOE dated within 10 business days of note for third borrower not provided. *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2018 COMMENT: 2021/XX/13: The verification of employment is not within 10 business days of the Note.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) Missing Final HUD-1 - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/13: Loan is HPML.

*** (OPEN) Missing Final HUD-1
COMMENT: 2021/XX/13: File was missing final closing disclosure executed by Coborrower and Borrower three.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2018). (Final/10/XX/2018)
COMMENT: 2021/XX/13: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of $XXX.  Based on review of Lender's compliance report, Builder Fee was not included in finance charge calculation.
										D	D	Yes	No		FL	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
299340063	XXX	XXX	3	3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/26: Loan is HPML.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2021/XX/26: No Tolerance cure was provided for the Credit report fee on the Final Closing Disclosure.
										B	C	Yes	No		WV	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
298478044	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/13: Provided on 3/27, application dated 2/25

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/13: Disclosure was received 3/XX/2014.
										B	B	Yes	Yes	Final HUD1	LA	3/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298671920	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	No	Yes	Final HUD1	LA	12/XX/2013	Purchase	Primary	XXX	$XXX
298785009	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	WI	10/XX/2012	Refinance	Primary	XXX	$XXX
298881282	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2007	Refinance	Primary	XXX	$XXX
298838161	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	7/XX/2005	Purchase	Primary	XXX	$XXX
299715077	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	WI	2/XX/2005	Refinance	Primary	XXX	$XXX
298838286	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	2/XX/2005	Purchase	Primary	XXX	$XXX
298524099	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	4/XX/2002	Purchase	Primary	XXX	$XXX
299700104	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	VA	5/XX/1996	Purchase	Primary	XXX	$XXX
299428704	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	IL	9/XX/2004	Purchase	Primary	XXX	$XXX
299103711	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2006 - EV2		2	*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2		B	B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
299701749	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
										B	B	Yes	Yes	Final HUD1	VA	4/XX/2012	Refinance	Primary	XXX	$XXX
299033718	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1992 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1992 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	VA	6/XX/1992	Purchase	Primary	XXX	$XXX
299579057	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CT	1/XX/2011	Refinance	Primary	XXX	$XXX
298708874	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
298884097	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	CT	5/XX/2006	Refinance	Primary	XXX	$XXX
299760139	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018 - EV3		2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/10/XX/2019) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
COMMENT: 2022/XX/09: According to the information provided the Finance Charge should be $XXX.
										B	B	Yes	No		NY	11/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299231881	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY - EV3	*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. COMMENT: 2022/XX/10: XXX	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/XX/2018 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2018 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Product Testing: TILA-RESPA Integrated Disclosure - General Information: Final Closing Disclosure provided on 01/XX/2018 disclosed a Product that does not match the actual product for the loan. (Final/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure AIR Table Subsequent Change Frequency: TILA-RESPA Integrated Disclosure - Adjustable Interest Rate Table: Final Closing Disclosure provided on 01/XX/2018 disclosed a Subsequent Changes frequency that does not match the actual subsequent change frequency for the loan. (Final/01/XX/2018)
COMMENT: 2022/XX/10: Final CD does not disclosure the number of changes

*** (OPEN) TRID Final Closing Disclosure Payment Adjusts Every: TILA-RESPA Integrated Disclosure - Loan Terms: Final Closing Disclosure provided on 01/XX/2018 with an increasing payment disclosed the frequency of adjustments that does not match the actual adjustment period for the loan. (Final/01/XX/2018)
COMMENT: 2022/XX/10: Per the Final CD after the 84th month and every 12th month after the first change.
										B	B	Yes	No		NJ	2/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299211283	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/10: Per Deal Notes: Temporary SHQM
										B	C	Yes	No		OR	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
299994801	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2018/XX/27: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	NJ	3/XX/2008	Refinance	Primary	XXX	$XXX
299826291	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Grace Period Testing: New York Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) New York Late Charge Percent Testing: Unable to determine if late charge exceeds state maximum due to missing information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Missing: Truth in Lending Act (HELOC): "Important Terms" disclosure not provided to borrower. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	Yes	No	HELOC Agreement	NY	5/XX/2003	Refinance	UTD	XXX	$XXX
298485496	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007. - EV2
										B	B	No	No	HELOC Agreement	KS	12/XX/2007	Refinance	Primary	XXX	$XXX
298710036	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 10/XX/2007. - EV2
										B	B	No	No	HELOC Agreement	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
299577883	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Impermissible Provision on HELOC Agreement: Truth in Lending Act (HELOC): Agreement contains provision allowing creditor to unilaterally change terms of plan for impermissible circumstances. - EV2
										B	B	No	Yes	HELOC Agreement	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
299965410	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	9/XX/2004	Refinance	Primary	XXX	$XXX
299536739	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/13: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/13: TIL in file indicated to be final. Expected funding date same as disbursement and/or not date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	Yes	Yes	Final HUD1	TX	12/XX/2005	Purchase	Primary	XXX	$XXX
298629126	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/10: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	No	Yes	Final HUD1	VA	2/XX/2007	Purchase	Primary	XXX	$XXX
299810820	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
299692209	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/10: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	No	Yes	Final HUD1	WA	2/XX/2007	Purchase	Primary	XXX	$XXX
299126375	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	10/XX/2007	Purchase	Second Home	XXX	$XXX
299802490	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	No	Missing	NC	6/XX/2001	UTD	Primary	XXX	$XXX
299021785	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	No	Yes	HELOC Agreement	FL	3/XX/2004	Refinance	Primary	XXX	$XXX
298497789	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	No	No	HELOC Agreement	CA	12/XX/2003	Refinance	UTD	XXX	$XXX
299440581	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA HELOC - Billing Rights Disclosure Not Provided Timely: Truth in Lending Act (HELOC): "Billing Rights" disclosure not provided to borrower at time of account opening. - EV2

*** (OPEN) TILA HELOC - Credit Agreement Not Provided Timely: Truth in Lending Act (HELOC): Credit Agreement not provided to borrower at time of account opening. - EV2
										B	B	No	Yes	HELOC Agreement	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
299651832	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	No	Yes	HELOC Agreement	CA	10/XX/2005	Refinance	Primary	XXX	$XXX
298792101	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	Yes	HELOC Agreement	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
298658136	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	No	Missing	TN	11/XX/2003	Refinance	Investment	XXX	$XXX
299803726	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	No	HELOC Agreement	AR	9/XX/2007	Refinance	Primary	XXX	$XXX
299036264	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2010, prior to three (3) business days from transaction date of 10/XX/2010. - EV2
										B	B	No	Yes	HELOC Agreement	CA	10/XX/2010	Refinance	Primary	XXX	$XXX
299392338	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Not Provided Timely: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower at application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
										B	B	No	No	HELOC Agreement	NJ	1/XX/2007	Refinance	Primary	XXX	$XXX
299121029	XXX	XXX	3	3	*** (OPEN) Assets Error: Accounts are missing - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Assets Error: Accounts are missing COMMENT: 2019/XX/05: 1003 application references XXX with $XXX. *** (OPEN) Final Title Policy is missing. No evidence of title in file. COMMENT: 2019/XX/03: No title evidence in the loan file. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2019/XX/03: No paystubs or recnt verification on income. No WVOE either.	3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 61.71372%, LTV/CLTV: 50.50000%/50.50000%, Credit Score: 637, Occupancy: Primary, Purpose: Refinance, Rate/Term - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail. - EV3

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX XXX/Wages) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower’s ability to repay. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7571) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (WAIVED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018) - EV1

*** (WAIVED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers. - EV1

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2019/XX/03: No guidelines in the loan file.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2019/XX/03: Missing paystubs  or WVOE with income

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 61.71372%, LTV/CLTV: 50.50000%/50.50000%, Credit Score: 637, Occupancy: Primary, Purpose: Refinance, Rate/Term
COMMENT: 2019/XX/03: Unable to verify as a result of missing income docs and updated credit report.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2019/XX/03: Unable to verify as a result of missing income docs and updated credit report.

*** (OPEN) Unknown Loan Designation: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation not provided. Due Diligence Loan Designation is ATR Fail.
COMMENT: 2019/XX/03: Loan designation not in the loan file.

*** (OPEN) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014): Wages / W-2 income documentation not sufficient. (XXX XXX/Wages)
COMMENT: 2019/XX/03: Missing pay stubs  or WVOE with income. Missing end of year pay stub both both jobs 2017 due to missing 2017 tax returns per approval notes.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2019/XX/03: No rate lock in the loan file.

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Unable to determine if lender performed analysis of borrower’s ability to repay.
COMMENT: 2019/XX/03: Unable to verify as a result of missing income docs and updated credit report.

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
COMMENT: 2019/XX/03: No Payoff in the loan file,

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2019/XX/03: Final CD  does not match actual for escrow.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2019/XX/03: Counseling list not in the loan file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Employment Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7571)
COMMENT: 2019/XX/03: Completion of loan took considerable time. Verifications pulled multiple times at $XXX per.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2019/XX/03: Fee increased.

*** (WAIVED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/06/XX/2018)
COMMENT: 2019/XX/12: Fee increased.

*** (WAIVED) TRID Settlement Service Provider Status: TILA-RESPA Integrated Disclosure: Borrower not provided with list of service providers.
COMMENT: 2019/XX/12: SSPL not in the loan file.
										C	C	Yes	No		MN	6/XX/2018	Refinance	Primary	XXX	$XXX		UTD	ATR Fail
299392793	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
										B	B	Yes	Yes	Final HUD1	NM	2/XX/2004	Refinance	Primary	XXX	$XXX
299243548	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/26: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan.
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2008	Refinance	Primary	XXX	$XXX
298578379	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: Disclosed payment on Note of $XXX does not correspond with the loan amount, loan term, and interest rate on the loan. Unable to determine fee under disclosure of $XXX due to missing TIL itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	SC	1/XX/2005	Refinance	Primary	XXX	$XXX
299717403	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MA	6/XX/2005	Purchase	Primary	XXX	$XXX
299821988	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File only contains the Security instrument	D	D		No				UTD	UTD	XXX	$XXX
298626743	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3 *** (OPEN) Missing Document: Note - Subject Lien not provided - EV3 *** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File contains only security instrument	D	D		No	Missing			UTD	UTD	XXX	$XXX
298574547	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing note/terms on senior lien. Subject loan is in second position.: Lien Position: 1 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2022/XX/02: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MI	6/XX/2007	Refinance	Primary	XXX	$XXX
299023243	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File only contains the Security instrument	D	D		No						XXX	$XXX
298909475	XXX	XXX	3				3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3	*** (OPEN) (Missing Doc) Incomplete loan images/file COMMENT: 2022/XX/01: File only contains the Security instrument	D	D		No						XXX	$XXX
299558774	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MI	4/XX/2004	UTD	UTD	XXX	$XXX
299451622	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		1			A	A	No	Yes	Final HUD1	MI	6/XX/1996	Purchase	Primary	XXX	$XXX
298820727	XXX	XXX	2	2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/07: 1008 reflects AUS approved.	2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/04: 10% tolerance was exceeded by $XXX due to increase of recording fee.  No valid COC provided, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/04: Transfer Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/04: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/03: Loan Origination Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file.   Provide a post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										B	B	Yes	No		WI	4/XX/2018	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
299957255	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/03: File is missing core documents. Note for 1st and 2nd Note, Final and/or initial 1003. Title Final or Title Preliminary. HUD-1 or Closing Disclosure. Initial Loan Estimate. Upon file review other exceptions may apply.
										D	D		No						XXX	$XXX
299998405	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3

*** (OPEN) Simultaneous Financing reflected on the CD, however supporting documentation was not found in file.: Date Issued: 10/XX/2017 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/04: Missing the guidelines used for approval. 1008 reflects manual underwrite.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/04: Assets used are the EMD, #XXX and #XXX. The final 1003 also reflects these assets used.

*** (OPEN) Missing Document: Note - Subordinate Lien not provided
COMMENT: 2022/XX/04: Missing note/HELOC agreement.

*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2
COMMENT: 2022/XX/04: Missing note/HELOC agreement

*** (OPEN) Simultaneous Financing reflected on the CD, however supporting documentation was not found in file.: Date Issued: 10/XX/2017
COMMENT: 2022/XX/04: Missing note/HELOC agreement

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2022/XX/04: Missing guidelines for manual underwrite.
							3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.84553%, LTV/CLTV: 116.93529%/116.93529%, Credit Score: 670, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017) - EV2

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2022/XX/04: Due to the QM testing waterfall for missing guidelines for the manual underwrite.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 38.84553%, LTV/CLTV: 116.93529%/116.93529%, Credit Score: 670, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2022/XX/04: Due to the QM testing waterfall for missing guidelines for the manual underwrite.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2022/XX/04: Due to the QM testing waterfall for missing guidelines for the manual underwrite.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2017)
COMMENT: 2022/XX/04: Closing disclosure provided to borrower on 10/XX/2017 was not signed by borrower.
										C	C	Yes	No		MI	10/XX/2017	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
299902129	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	8/XX/2008	Refinance	Primary	XXX	$XXX
299112013	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	9/XX/2006	Refinance	Primary	XXX	$XXX
299260198	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2004	Purchase	Primary	XXX	$XXX
298474704	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/21: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/20: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including a Note, Mortgage, initial 1003 or final 1003, an Approval, AUS or 1008 and credit report.
										B	B	Yes	No		GA	5/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM (43-Q)
298982394	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/01: File is missing evidence the borrower's continues to received disability while working full time. There are no updated paystubs and explanation from the employer regarding the continuance of this income.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/01: File is missing evidence the borrower's continues to received disability while working full time. There are no updated paystubs and explanation from the employer regarding the continuance of this income.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2022/XX/01: File is missing evidence the borrower's continues to received disability while working full time. There are no updated paystubs and explanation from the employer regarding the continuance of this income.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/01: The Fraud Report is missing from the loan file.

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2022/XX/12: The loan file does not contain guidelines.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.42094% moderately exceeds the guideline maximum of 43.12%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/01: File is missing evidence the borrower's continues to received disability while working full time. There are no updated paystubs and explanation from the employer regarding the continuance of this income.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of ATR Risk. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 45.42094% moderately exceeds the guideline maximum of 43.12%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/08: Client stated designation does not match the designation of ATR Risk. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/08: Client stated designation does not match the designation of ATR Risk. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2022/XX/08: Client stated designation does not match the designation of ATR Risk. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of ATR Risk. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
COMMENT: 2022/XX/01: The Initial Closing Disclosure issued on 5/XX/2021 was not acknowledged by Borrower at least three business days prior to closing.
										C	C	Yes	No		FL	6/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	ATR Risk
299322492	XXX	XXX	3	3	*** (OPEN) Mismatch of data related to Occupancy.: Borrower: XXX, Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Mismatch of data related to Occupancy.: Borrower: XXX, Borrower: XXX COMMENT: 2022/XX/29: Initial and Final 1003, declarations section, indicate borrowers will occupy the property as a primary residence. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/29: The file is missing a copy of the required fraud report. *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/12: Guidelines are not available for this review.	3
*** (OPEN) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence. - EV3

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2

*** (OPEN) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.
COMMENT: 2022/XX/29: Initial and Final 1003, declarations section, indicate borrowers will occupy the property as a primary residence.

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/08: Investment property not subject to Qualified Mortgage requirements.
										C	C	No	No		CA	6/XX/2021	Refinance	Investment	XXX	$XXX		Safe Harbor QM	N/A
299831933	XXX	XXX	3	3	*** (OPEN) Insurance address does not match Note address. - EV3 *** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021 - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Insurance address does not match Note address.
COMMENT: 2022/XX/02: Insurance address of XXX, CA XXX does not match Note address of XXX, CA XXX.

*** (OPEN) Missing Document: COVID-19 Attestation not provided
COMMENT: 2022/XX/02: Provide missing Covid-19 Attestation.

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/02: Provide missing Fraud Report.

*** (OPEN) Valuation address does not match Note address.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021
COMMENT: 2022/XX/02: Valuation address of XXX, CA XXX does not match Note address of XXX, CA XXX.

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2022/XX/12: Provide Origination guidelines.
							3
*** (OPEN) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence. - EV3

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2

*** (OPEN) Disparity in Occupancy - Not Tested As Primary: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment).  Determination has not been made as to whether the loan would be High Cost and/or HPML if ran as a Primary Residence.
COMMENT: 2022/XX/02: The Initial Loan Application evidences the consumer intends to occupy the subject property as their primary residence

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/05/XX/2021)
COMMENT: 2022/XX/07: Provide evidence the borrower received a copy of all appraisals on or prior to closing.

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/07: Client provided Loan Designation as Safe Harbor QM.
										C	C	No	No		CA	7/XX/2021	Refinance	Investment	XXX	$XXX		Safe Harbor QM	N/A
299553519	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, MN - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/30: The file was missing a copy of the required fraud report including all interested parties to the transaction.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/08: Client stated designation does not match the designation of NON QM. Loan waterfalled to Appendix Q requirements for failing DTI requirements

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/06/XX/2021)
COMMENT: 2022/XX/30: No evidence in the Loan file that the Creditor provided a copy of the Appraisal to the Borrower at least 3 business days to Closing on 07/XX/2021..

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/30: File is missing a valid change of circumstance for the increase in this fee. A portion of this fee was paid by seller. The tolerance cure of $XXX is insufficient to cover all tolerance violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/30: File is missing a valid change of circumstance for the increase in this fee. The tolerance cure of $XXX is insufficient to cover all tolerance violations.
										C	C	Yes	No		MN	7/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Non QM
299797797	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/30: Provide evidence of fraud report. *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/12: Unable to determine if origination guidelines were utilized for this diligence review.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
COMMENT: 2022/XX/30: Provide evidence that the Borrower was provided a copy of the Appraisal 3 days prior to closing.
										B	B	Yes	No		MD	7/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM (43-Q)
299300670	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/30: SitusAMC uses FannieMae's definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, established by the property insurer; or the unpaid principle balance of the mortgage, as long as it at least equals the minimum amount - 80% of the insurable value of the improvements - required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained. here is a shortfall of $XXX.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021) - EV2

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2021)
COMMENT: 2022/XX/30: There is no evidence in loan file of appraisal delivery to borrower, therefore unable to determine if delivered within 3 days prior to loan closing.

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/08: Investment property not subject to Qualified Mortgage requirements.
										B	B	No	No		TX	7/XX/2021	Purchase	Investment	XXX	$XXX		Safe Harbor QM	N/A
299091782	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Credit Exception: COMMENT: 2022/XX/07: Loan Application with Section 4c corrected is required. Rental income was used to qualify the subject.	2	*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2
*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/07: Client Loan Designation reflected Safe Harbor on a Non-Owner Occupied property.
										B	B	No	No		CA	9/XX/2021	Purchase	Investment	XXX	$XXX		Safe Harbor QM	N/A
299058888	XXX	XXX	3	2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2	*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2
*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/07: Loan Originated under Safe Harbor QM.
										B	B	No	No		PA	9/XX/2021	Purchase	Investment	XXX	$XXX		Safe Harbor QM	N/A
298490518	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2		2
*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/21: Mavent compliance report provided in loan file reflects the loan was submitted as Safe Harbor QM. Subject is an investment property.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/20: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including a Note, Mortgage, initial 1003 or final 1003, an Approval, AUS or 1008 and credit report.
										B	B	No	No		CA	9/XX/2021	Refinance	Investment	XXX	$XXX		Safe Harbor QM	N/A
299375362	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/30: Provide evidence of Fraud Report. *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2022/XX/12: Unable to determine if origination guidelines were utilized for this diligence review.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History - Current Job after Gap: Qualified Mortgage (Dodd-Frank 2014): Current Job History post-Gap with LOE, lacking 6 months on current job. (XXX/11744728) - EV3

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/30: Total Debt to Income Ratio of 49.09% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/30: Total Debt to Income Ratio of 49.09% exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.

*** (OPEN) QM Employment History - Current Job after Gap: Qualified Mortgage (Dodd-Frank 2014): Current Job History post-Gap with LOE, lacking 6 months on current job. (XXX/11744728)
COMMENT: 2022/XX/07: Primary Borrower has not been employed for more than 6 months after a gap of greater than 6 months.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2022/XX/30: The Appraisal Fee was last disclosed as $XXX on Loan Estimate dated 07/XX/2021, but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid Change of Circumstance for this fee, sufficient or excessive cure provided at closing.
										C	C	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Non QM
299575145	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2022/XX/05: No evidence of the Initial date Rate was set found in the file.	2	*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements. - EV2
*** (OPEN) Investment Property Submitted as QM: Qualified Mortgage (Dodd-Frank 2014): Improper Originator Loan Designation. Investment property not subject to Qualified Mortgage requirements.
COMMENT: 2022/XX/08: Loan originated under the Safe Harbor QM designation when it should have been N/A.
										B	B	No	No		TX	10/XX/2021	Purchase	Investment	XXX	$XXX		Safe Harbor QM	N/A
298641044	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	8/XX/2005	Purchase	Primary	XXX	$XXX
299210016	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL Itemization did not disclose $XXX Attorney Fee, $XXX Title Courier Fee and $XXX Recording Service Fee as prepaid finance charges.
										B	B	No	Yes	Final HUD1	TX	8/XX/2002	Purchase	Primary	XXX	$XXX
298860658	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/1997 used as disbursement date for compliance testing. - EV2
										B	B	No	Yes	Final HUD1	IN	9/XX/1997	Purchase	Primary	XXX	$XXX
299317685	XXX	XXX	2		*** (OPEN) Security Instrument Error: Invalid MERS Min Number - EV3 *** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2002 - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	TX	4/XX/2002	Purchase	Primary	XXX	$XXX
299698913	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	8/XX/2002	Purchase	Primary	XXX	$XXX
298970811	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2012	Refinance	Primary	XXX	$XXX
299410513	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2004	Refinance	Primary	XXX	$XXX
299958257	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CO	7/XX/2003	Refinance	Investment	XXX	$XXX
298720382	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NC	5/XX/2013	Purchase	Investment	XXX	$XXX
299263166	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	No	Yes	Final HUD1	MS	6/XX/2013	Purchase	Primary	XXX	$XXX
299325917	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	DE	5/XX/2013	Refinance	Primary	XXX	$XXX
298996283	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2008 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	GA	7/XX/2008	Purchase	Second Home	XXX	$XXX
299552749	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	2/XX/2009	Refinance	Primary	XXX	$XXX
299544404	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	PA	11/XX/2011	Purchase	UTD	XXX	$XXX
298845158	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	VA	2/XX/2009	Refinance	Primary	XXX	$XXX
298991273	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
										B	B	No	Yes	Final HUD1	VA	8/XX/2013	Refinance	Second Home	XXX	$XXX
299588748	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/27: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NC	11/XX/2003	Refinance	Primary	XXX	$XXX
298962325	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2002	Refinance	Primary	XXX	$XXX
299430926	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided - EV3		1			A	A	Yes	Yes	Final HUD1	SC	1/XX/2004	Refinance	Primary	XXX	$XXX
298605935	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	9/XX/2012	Refinance	Investment	XXX	$XXX
299389266	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	TX	2/XX/2001	Purchase	Primary	XXX	$XXX
299623836	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2011	Refinance	Primary	XXX	$XXX
299705044	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2008	Refinance	Primary	XXX	$XXX
299935104	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	TX	9/XX/2000	Purchase	UTD	XXX	$XXX
299172357	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2013 - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/01: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	DE	10/XX/2013	Refinance	Primary	XXX	$XXX
298663050	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/31: TIL itemization did not disclose title fees of $XXX as prepaid finance charge.
										B	B	No	Yes	Final HUD1	LA	5/XX/2010	Purchase	Primary	XXX	$XXX
299434237	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/24: Unable to determine under disclosure due to missing Itemization of Amount Financed
										B	B	Yes	Yes	Final HUD1	SC	9/XX/2002	Refinance	Primary	XXX	$XXX
299233432	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	OH	7/XX/2003	Refinance	Primary	XXX	$XXX
298630998	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/28: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2003	Refinance	Primary	XXX	$XXX
299004578	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Unable to determine under disclosure. TIL itemization is missing.
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2013	Refinance	Primary	XXX	$XXX
299728281	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	6/XX/2006	Refinance	Investment	XXX	$XXX
298552602	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2011	Refinance	Primary	XXX	$XXX
299472246	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2007	Purchase	Primary	XXX	$XXX
299109045	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2000 - EV2		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/30: The itemization of amount financed did not include the origination fee of $XXX tax cert fee of $XXX, courier fee of $XXX as prepaid finance charges.
										B	B	No	Yes	Final HUD1	TX	6/XX/2000	Purchase	Primary	XXX	$XXX
299314517	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OR	6/XX/2002	Refinance	Investment	XXX	$XXX
298475746	XXX	XXX	2				2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	9/XX/2011	Refinance	Primary	XXX	$XXX
299220881	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2011	Purchase	Primary	XXX	$XXX
299372852	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/17: Close at Home Loan. Final TIL not signed however, Acknowledgement of Receipt in file signed by borrower.
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2012	Refinance	Primary	XXX	$XXX
299436711	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	Yes	No	Missing	AZ	4/XX/2003	Refinance	Primary	XXX	$XXX
298937332	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	4/XX/2003	Refinance	Primary	XXX	$XXX
298900891	XXX	XXX	2	2	*** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2	*** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete COMMENT: 2019/XX/19: The initial 1003 was not executed by the borrower.	2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562) - EV2

*** (CLEARED) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2018 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/01/XX/2018) - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/XX/2018) - EV1

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2018) - EV1

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
COMMENT: 2019/XX/17: The days for Right to Rescind did not equal 3 business days. The disbursement date was 01/XX/2018 and the Right to Rescind date was 01/XX/2018.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562)
COMMENT: 2019/XX/17: The Title - Closing Protection Letter Fee was collected at closing and was not initially disclosed to the Borrower on the LE. No COC or cure was provided to the borrower for tolerance overages

*** (CLEARED) TRID Final Closing Disclosure Prepaid Interest: TILA-RESPA Integrated Disclosure - Other Costs: Final Closing Disclosure provided on 01/XX/2018 disclosed prepaid interest under Prepaids that does not match calculated figures. (Final/01/XX/2018)
COMMENT: 2022/XX/10: The Prepaid Interest was collected for an additional day including 01/XX/17 up to and including 01/XX/18. The to date should have been 02/XX/2018.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Closing Costs Financed: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 disclosed Closing Costs Financed that does not match actual amount of closing costs financed. (Final/01/XX/2018)
COMMENT: 2022/XX/10: The Closing Costs Financed was incorrect due to the inclusion of the POC's.

*** (CLEARED) TRID Final Closing Disclosure Without Seller - Total Closing Costs Exceeds Limits: TILA-RESPA Integrated Disclosure - Calculating Cash to Close: Final Closing Disclosure provided on 01/XX/2018 disclosed an inaccurate value of the dollar amount by which the Total Closing Costs exceeded the legal limit. (Final/01/XX/2018)
COMMENT: 2022/XX/10: There was no verification of a cure for the additional $XXX fee collected at closing.
										B	B	Yes	No		AZ	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298923262	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73134) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (One Time).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73134)
COMMENT: 2022/XX/31: The file does contain a valid change of circumstances for the tolerance that occured.
										B	B	Yes	No		UT	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298532003	XXX	XXX	1	1			1			A	A	Yes	No		MI	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299265083	XXX	XXX	1	1			1			A	A	Yes	No		GA	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299047677	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 01/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/01/XX/2018)
COMMENT: 2022/XX/18: No Seller paid fees on the Closing Disclosure.
										B	B	Yes	No		GA	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298725359	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Flood Certificate Subject Address does not match Note address. - EV3 *** (OPEN) Insurance address does not match Note address. - EV3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/01: Calculated total cash from borrower includes Application fee $XXX Hazard Insurance Premium $XXX and Attorney's Fees $XXX paid by the borrower outside of closing. Proof of payments for the Application fee and Attorney's fees are not provided.

*** (OPEN) Flood Certificate Subject Address does not match Note address.
COMMENT: 2022/XX/01: Document shows the city as XXX instead of the city of XXX shown on the Note.

*** (OPEN) Insurance address does not match Note address.
COMMENT: 2022/XX/01: Document shows the city as XXX instead of the city of XXX shown on the Note.
							2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/01: Final CD reflects Transfer Taxes $XXX paid by the seller, which was not previously disclosed.
										B	B	Yes	No		NJ	3/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299921996	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Official Check not provided - EV3

*** (OPEN) Valuation Error: Appraiser did not complete analysis of the subject's prior sale and transfer history.: Valuation Type: Appraisal / Valuation Report Date: 11/XX/2016 - EV3
						*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/20: Donor gift funds and EMD not sourced. *** (OPEN) AUS Findings: Available for Closing discrepancy. COMMENT: 2022/XX/20: Donor gift funds and EMD not sourced. *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. COMMENT: 2022/XX/20: Donor gift funds and EMD not sourced. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/20: Donor gift funds and EMD not sourced.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10646135) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/11/XX/2016) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/20: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/20: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/10646135)
COMMENT: 2022/XX/20: Missing asset documentation;  loan is waterfalling to standard QM/ATR documentation requirements.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/24: Missing executed, dated Loan Application.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2016)
COMMENT: 2022/XX/23: Closing Disclosure not provided to Borrower at least 3 business days prior to closing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/24: No valid change of circumstance or cure for borrower provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/23: No valid change of circumstance or cure for borrower provided.
										C	C	Yes	No		TX	10/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298916165	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/02: File is missing final AUS; final 1008 showing AUS was used for review, however there is no AUS recommendation.	2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan.
COMMENT: 2022/XX/02: GFE initial payment is $XXX. The actual payment on the loan is $XXX.

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note.
COMMENT: 2022/XX/02: GFE loan amount is $XXX. Note loan amount is $XXX.
										B	B	Yes	Yes	Final HUD1	NE	3/XX/2015	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
299952780	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2014 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/02: Final GFE was issued on 04/XX/2014, less than 10 business days from closing.

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/02: Signed and Dated initial 1003 for subject refinance transaction is not provided.
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299898528	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2018) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2018 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2018)
COMMENT: 2022/XX/24: Disclosures were sent to the borrower prior to obtaining consent for electronic disclosures. Proof of consent within 3 days of the application date OR proof that the disclosure was sent to the borrower using another method within 3 days of the application was missing from the file.
										B	B	Yes	No		CA	11/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299540925	XXX	XXX	3	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/1997 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/25: Discrepancy of $XXX for taxes and insurance.  Per documents in file monthly taxes are $XXX and Hazard insurance is $XXX

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/25: Discrepancy of $XXX for taxes and insurance.  Per documents in file monthly taxes are $XXX and Hazard insurance is $XXX

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/25: No evidence of early receipt was located in the file

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/25: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/25: No evidence of early receipt was located in the file

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided.
COMMENT: 2022/XX/25: Final GFE reflects $XXX charges for interest rate.  This was not reflected on initial GFE

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information.
COMMENT: 2022/XX/25: Affiliated Business Disclosure is signed but not dated
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299215026	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/27: Missing evidence of payment of the hazard insurance premium of $XXX.	2
*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603) - EV2

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/05/XX/2019)
COMMENT: 2022/XX/27: Discrepancy between disclosed amount financed of $XXX and calculated amount financed at $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
COMMENT: 2022/XX/27: There is a variance of $XXX between finance charge $XXX reflected on final CD and due diligence reviewed finance charge $XXX.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2019 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 05/XX/2019). (Final/05/XX/2019)
COMMENT: 2022/XX/27: Discrepancy between disclosed total of payments of $XXX and final calculated amount of $XXX.  It appears the lender did not include the mortgage insurance premium.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Insurance Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8603)
COMMENT: 2022/XX/27: The mortgage insurance premium fee was initially disclosed at $XXX and increased to $XXX with no valid change of circumstance.  A cure of $XXX was reflected on the Final CD but the total tolerance violation is $XXX.
										B	B	Yes	No		NY	5/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299979971	XXX	XXX	1	1			1			A	A	No	No		GA	2/XX/2020	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299696790	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2022/XX/01: Discrepancy is the absence of evidence the Auto loan has been paid off as required by DU.	2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/21: Exception updated. A cure of $XXX was provided, however is insufficient to cover the total tolerance violations of $XXX. Transfer tax and recording fees are the cause of the tolerance violations.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/21: Exception updated. A cure of $XXX was provided, however is insufficient to cover the total tolerance violations of $XXX. Transfer tax and recording fees are the cause of the tolerance violations.
										B	B	Yes	No		CA	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298842168	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75228) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2022/XX/26: Loan is HPML.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2018)
COMMENT: 2022/XX/26: First lien purchase transaction disclose any seller paid fees/charge on page 2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2018)
COMMENT: 2022/XX/26: Closing disclosure was not provided within time frame.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/26: No cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75228)
COMMENT: 2022/XX/26: No cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/26: No cure was provided to the borrower.
										B	C	Yes	No		TX	5/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
299174708	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2002. - EV2
										B	B	No	Yes	Final HUD1	FL	6/XX/2002	Refinance	Investment	XXX	$XXX
299887484	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	AZ	4/XX/2008	Refinance	Primary	XXX	$XXX
299922116	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
299200494	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
298583305	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	AL	4/XX/2008	Refinance	Primary	XXX	$XXX
299417747	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2023/XX/10: AUS approved Loan with no Assets required, Lender Credits of $XXX was not applied per the AUS.	2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2023/XX/11: CHARM booklet was not provided to the Borrower.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2023/XX/11: Lender Credits of -$XXX disclosed on the Final CD is less than that previously disclosed of -$XXX.
										B	B	Yes	No		AZ	8/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299996446	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS Findings: Available for Closing discrepancy. - EV1 *** (CLEARED) AUS Findings: Available for Reserves discrepancy. - EV1 *** (CLEARED) AUS Findings: Qualifying asset balance discrepancy. - EV1
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/13: The borrower had three gifts that were not properly documented. They were for $XXX $XXX, and 30,000.00.  The file is missing evidence of transfer and source of funds.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: New guides provided calculated reserves of 0 less than 6 months required.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/15: File is short funds for closing, gift funds were not counted as they were not documented correctly.

*** (CLEARED) AUS Findings: Available for Closing discrepancy.
COMMENT: 2023/XX/15: The borrower had three gifts that were not properly documented. They were for $XXX $XXX, and 30,000.00.  The file is missing evidence of transfer and source of funds.

*** (CLEARED) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2023/XX/15: File is short reserves $XXX.  Gift funds do not show evidence of transfer.

*** (CLEARED) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2023/XX/15: File is short funds for closing, gift funds were not counted as they were not documented correctly.
							2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2021) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 10/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/15: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/09/XX/2021)
COMMENT: 2023/XX/18: Evidence of borrower's receipt of the appraisal was not included in the loan file.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of QM (APOR) Risk.
COMMENT: 2023/XX/15: Failure due to missing asset documentation which is causing loan to fail Safe Harbor QM (APOR) and returning a loan designation of QM (APOR) Risk.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The GS Non QM guidelines require Reserves in the amount of six months subject PITI.
										B	B	Yes	No		NY	10/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
299761156	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Combined High loan to value discrepancy. - EV3

*** (OPEN) AUS Findings: Combined loan to value discrepancy. - EV3

*** (OPEN) AUS Findings: Loan to value discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV3

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/11: Verified assets in the amount of $XXX are insufficient to meet reserves requirement of $XXX.

*** (OPEN) AUS Findings: Combined High loan to value discrepancy.
COMMENT: 2023/XX/11: The purchase price is $XXX.  The Appraisal in the file dated before Closing has an appraised value of $XXX.  The purchase price was used for LTV on the AUS which resulted in an approved LTV of 95%.  However, using the required lower appraised value derives a LTV of 97.95% and out of tolerance.

*** (OPEN) AUS Findings: Combined loan to value discrepancy.
COMMENT: 2023/XX/11: The purchase price is $XXX.  The Appraisal in the file dated before Closing has an appraised value of $XXX.  The purchase price was used for LTV on the AUS which resulted in an approved LTV/CLTV of 95%.  However, using the required lower appraised value derives a LTV/CLTV of 97.95% and out of tolerance.

*** (OPEN) AUS Findings: Loan to value discrepancy.
COMMENT: 2023/XX/11: The purchase price is $XXX.  The Appraisal in the file dated before Closing has an appraised value of $XXX.  The purchase price was used for LTV on the AUS which resulted in an approved LTV/CLTV of 95%.  However, using the required lower appraised value derives a LTV/CLTV of 97.95% and out of tolerance.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2023/XX/11: Verified assets in the amount of $XXX are insufficient to meet reserves requirement of $XXX.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/11: The purchase price is $XXX.  The Appraisal in the file dated before Closing has an appraised value of $XXX.  The purchase price was used for LTV on the AUS which resulted in an approved LTV/CLTV of 95%.  However, using the required lower appraised value derives a LTV/CLTV of 97.95% and out of tolerance.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/11: Verified assets in the amount of $XXX are insufficient to meet required asset requirement of $XXX.

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
COMMENT: 2023/XX/11: File is missing the required additional documents for a Non-US Citizen like Visa, Employment Authorization, Permanent Resident Card or Passport.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/11: The provided loan designation is Temporary SHQM, but assets in the amount of $XXX were required to be verified, but only $XXX was verified resulting in a Due Diligence Loan Designation of Safe Harbor QM.

*** (OPEN) TRID Final Closing Disclosure Amount Financed: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an Amount Financed that was not within tolerance of the actual amount financed for the loan. (Final/03/XX/2021)
COMMENT: 2023/XX/11: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
COMMENT: 2023/XX/11: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX  Variance of $XXX.

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 03/XX/2021 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 03/XX/2021). (Final/03/XX/2021)
COMMENT: 2023/XX/11: Disclosure reflects TOP of $XXX but calculated TOP of $XXX.  Variance = $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/11: Transfer Tax Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										B	C	Yes	No		WA	4/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
298928594	XXX	XXX	3	1			2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2021)
COMMENT: 2023/XX/19: The Appraisal was provided after the effective date, but prior to the signature date.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/11: Recording fees were disclosed at $XXX on the initial LE, but increased to $XXX on the final CD.   A valid COC was not provided and a cure was not disclosed.
										B	B	Yes	No		AZ	5/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298968135	XXX	XXX	1	1			1			A	A	Yes	No		LA	3/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
299415437	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2023/XX/19: File is missing final CD to determine required cash to close.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2021) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 10,932.60 on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/XX/20/2021)
COMMENT: 2023/XX/11: We are missing proof when the borrower received a copy of the appraisal.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2023/XX/11: Initial escrow account statement does not match charges on the Final Closing Disclosure.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 10,932.60 on Final Closing Disclosure provided on 04/XX/2021 not accurate. (Final/04/XX/2021)
COMMENT: 2023/XX/11: Amount of Escrowed Property Costs over Year 1 disclosed on Final Closing Disclosure is not accurate due to a discrepancy of $XXX.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 04/XX/2021 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/04/XX/2021)
COMMENT: 2023/XX/11: Monthly Escrow Payment that does not match the actual escrow payment for the loan by $XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/19: Changed circumstances in file are not valid, therefore the file missing a cure. Only received one CD dated  04/XX/2021.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/11: No cure provided to Borrower at closing. No valid Changed of Circumstance in file explaining the reason for the increase.
										B	B	Yes	No		CA	5/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299184972	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA - EV3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/19: Loan was AUS approved with a DTI of 50%. Audit's calculated income for borrower lower for self employed businesses. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/13: Business License is missing. *** (OPEN) REO Documents are missing.: Address: XXX, CA, Address: XXX, CA COMMENT: 2023/XX/13: Mortgage Statement is missing.	2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2021) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/02/XX/2021)
COMMENT: 2023/XX/13: File is missing evidence the borrower was provided and received a copy of appraisal at least 3 business days prior to closing.
										B	B	No	No		CA	3/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
298619199	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2023/XX/13: Zero Percent Fee Tolerance exceeded for Loan Origination Fee. Fee Amount of $XXX exceeds tolerance of $XXX. no cure was provided to the borrower
										B	B	Yes	No		CO	11/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
299092215	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV1

*** (CLEARED) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2021)
COMMENT: 2023/XX/10: File is missing evidence the borrower was provided and received a copy of appraisal at least 3 business days prior to closing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/07: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).

*** (CLEARED) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
COMMENT: 2023/XX/07: Individual Loan Originator not NMLS licensed or registered at time of application.
										B	B	No	No		CA	11/XX/2021	Refinance	Second Home	XXX	$XXX		Safe Harbor QM (43-Q)	Safe Harbor QM (43-Q)
299795658	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/10: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX

*** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/08: Missing valuation report from file.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/10: Originator Loan Designation of Safe Harbor QM (APOR)  failed due DTI exceeding  moderately the guideline maximum of 45.00%.
										B	C	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
299195538	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/10: The loan designation provided by the Seller is Safe Harbor(APOR).  However, the loan failed higher priced testing which resulted in a calculated Due Diligence Loan Designation of Higher Priced QM(APOR).
										B	C	Yes	No		NY	11/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
299298472	XXX	XXX	1	1			1			A	A	Yes	No		MA	3/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299511671	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR). - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 420.00 on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2021, prior to three (3) business days from transaction date of 08/XX/2021. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Higher Priced QM (APOR).
COMMENT: 2023/XX/11: Loan is Compliant High Priced loan and the Loan Designation is Higher Priced QM (APOR).

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 420.00 on Final Closing Disclosure provided on 08/XX/2021 not accurate. (Final/08/XX/2021)
COMMENT: 2023/XX/11: Non Escrowed property Costs over one year disclosed as $XXX on the Final CD is incorrect. The actual amount is $XXX (HOA dues).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/19: Provide evidence of a valid change of circumstance for the increase. Fees changed when the loan lock had not yet expired.

*** (CLEARED) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2023/XX/14: Final CD issued 8/XX/2021 with no signature present, this results in the date received as 08/XX/2021, with rescission through 09/XX/2021 and eligible for disbursement on 09/XX/2021. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery.

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2021, prior to three (3) business days from transaction date of 08/XX/2021.
COMMENT: 2023/XX/14: Final CD issued 8/XX/2021 with no signature present, this results in the date received as 08/XX/2021, with rescission through 09/XX/2021 and eligible for disbursement on 09/XX/2021. Lender to re-open rescission, provide copy of new right to cancel form, copy of letter of explanation sent to borrower, and proof of delivery.
										B	C	Yes	No		AZ	8/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Higher Priced QM (APOR)
299348005	XXX	XXX	2	1	*** (CLEARED) Income documentation requirements not met. - EV1	*** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/06: Third party verification of business existence is missing.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security) - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/19: Insufficient cure by $XXX  was provided to the borrower at closing. No valid Changed of Circumstance in file.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/06: Loan was AUS approved.  AUS required third party verification of Borrower's Schedule C business is missing causing the loan to waterfall through the QM Testing, resulting in a Loan Designation of ATR Risk.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/06: Third party verification of Borrower's Schedule C business existence is missing.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/06: Loan is missing Third Party verification of business existence.

*** (CLEARED) Social Security Documentation: Qualified Mortgage (Dodd-Frank 2014): Social Security income documentation insufficient. (XXX XXX/Social Security)
COMMENT: 2023/XX/06: Loan was AUS approved.  AUS required third party verification of Borrower's Schedule C business is missing and the loan is water falling to ATR/QM standard documentation requirements for the Borrower's additional Social Security income.
										B	B	Yes	No		WV	3/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
299693630	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, TN - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, TN COMMENT: 2023/XX/19: XXX, TN: REO insurance Documents was not provided	1			A	A	Yes	No		GA	6/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299238455	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/08: New Exception: Calculated combined loan to value percentage of 94.18349% exceeds Guideline combined loan to value percentage of 90.00000%. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: New Exception: Calculated PITIA months reserves of 1.24 is less than Guideline PITIA months reserves of 6.00.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing. - EV1

*** (CLEARED) Not Eligible to be GSE Temporary QM: Qualified Mortgage: Loan is not eligible for Temp QM status under GSE requirements (application date is on or after 7/1/21 or loan was purchased/securitized after 8/31/21). - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/08: Client re stated loan designation to Non QM

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Fails Temporary (GSE) QM Testing.
COMMENT: 2023/XX/08: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) failed due to application date being after 07/XX/2021.
										A	B	Yes	No		CA	11/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299633207	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/12/XX/2021)
COMMENT: 2023/XX/19: Waiver was signed 12/XX/21 Doc ID 153 page 479 and closing date is 1/XX/2022.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/19: Loan discount points shows a difference of $XXX and has a 0% tolerance. Cure required is for $XXX and remaining to cure is for $XXX.
										B	B	Yes	No		NY	1/XX/2022	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM (43-Q)
299063735	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, OH - EV3	*** (OPEN) REO Documents are missing.: Address: XXX, OH COMMENT: 2023/XX/14: Provide missing Mortgage Statement on XXX, OH.	2
*** (OPEN) Ohio CSPA Tangible Net Benefit Test: Ohio Consumer Sales Practices Act: Unable to determine if mortgage loan refinanced has a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/13: The file is missing one or more of the core documents required for a review.  Please provide a complete an initial and final 1003.
										B	B	Yes	No		OH	2/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299575244	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/08: New Exception: Calculated combined loan to value percentage of 91.70511% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/08: New Exception: Calculated loan to value percentage of 91.70511% exceeds Guideline loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: New Exception: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/14: New Exception: Non QM guides provided, loan is Failing LTV, CLTV and reserve requirements per guides.
							2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (CLEARED) Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most recent paystub. (XXX XXX/Commission) - EV1

*** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission) - EV1

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/08: Client re stated Loan designation to Non QM provided guidelines

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/24: Document provided and signed at closing

*** (CLEARED) Commission Paystub Timing: Qualified Mortgage (Dodd-Frank 2014): Commission income. Missing date of most recent paystub. (XXX XXX/Commission)
COMMENT: 2023/XX/08: A conventional loan designation was not provided and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) Commission Tax Documentation: Qualified Mortgage (Dodd-Frank 2014): Commission income missing two years consecutive signed tax returns or tax transcripts (XXX XXX/Commission)
COMMENT: 2023/XX/08: A conventional loan designation was not provided and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is Non QM.
COMMENT: 2023/XX/08: A conventional loan designation was not provided by the client and loan tested to a loan designation of Non QM.
										B	B	Yes	No		WA	2/XX/2020	Refinance	Primary	XXX	$XXX		UTD	Non QM
299893592	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2023/XX/24: There is a shortfall of $XXX.	1			A	A	Yes	No		KS	12/XX/2020	Purchase	Primary	XXX	$XXX		Safe Harbor QM	Safe Harbor QM
298822012	XXX	XXX	1	1			1			A	A	Yes	No		NY	12/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298705149	XXX	XXX	3	3
*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) REO Documents are missing.: Address: XXX, CT - EV1

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2023/XX/13: Two-months' bank statements required per guidelines.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/13: Maximum LTV is 85% due to loan-level FICO score of 650.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/13: Maximum LTV is 85% due to loan-level FICO score of 650.

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2023/XX/13: 12 month housing history required per guidelines.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/09: Missing: 2019 W-2 for borrower; lease agreement and tax returns for retained investment property.
							2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2021) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/06/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/08/XX/2021)
COMMENT: 2023/XX/31: Evidence of delivery of appraisal not provided.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Initial/06/XX/2021)
COMMENT: 2023/XX/31: The CD signed at closing reflects 'Date Issued' of 06/XX/2021, which is prior to the issue date of the initial LE (06/XX/2021).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/31: Fee was not disclosed on the initial Loan Estimate.  A valid change of circumstance not provided for disclosure of new fee.  Fee was paid by seller at closing.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/09: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Fail due to the following issue(s): Missing 2019 W-2 for borrower; missing rental income documentation for retained investment property; 2 mo. bank statements required, only one mo. provided.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/09: The Due Diligence Loan Designation is ATR Risk.  The maximum allowable guideline LTV is 85%.

*** (CLEARED) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2023/XX/09: Missing lease agreement and two years tax returns required per guidelines.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/09: Missing 2019 W-2 for borrower; missing rental income documentation for retained investment property; 2 mo. bank statements required, only one mo. provided..

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/09: Missing 2019 W-2 for borrower; missing rental income documentation for retained investment property; 2 mo. bank statements required, only one mo. provided.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/09: Missing 2019 W-2 for borrower; missing rental income documentation for retained investment property; 2 mo. bank statements required, only one mo. provided.
										B	B	Yes	No		CT	8/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299577391	XXX	XXX	2	2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV1	*** (CLEARED) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided COMMENT: 2023/XX/15: Guidelines require a VOR for current rents paid on current residence. VOR not provided in the loan file.	1
*** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV1

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021) - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2023/XX/15: The loan designation was restated to Temporary SHQM by the client.

*** (CLEARED) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/04/XX/2021)
COMMENT: 2023/XX/15: Evidence of receipt and transmittal of the Appraisal report was not provided in the loan file.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2021)
COMMENT: 2023/XX/15: Evidence the final Appraisal was provided to the Borrower within three days prior to closing is missing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304)
COMMENT: 2023/XX/31: Transfer fee was increased from $XXX to $XXX, without a valid change in circumstance, a $XXX lender credit was issued.
										A	A	Yes	No		CA	5/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299977569	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: COVID-19 Attestation not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/31: Calculated combined loan to value percentage of 88.76120% exceeds Guideline combined loan to value percentage of 75.00000%

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/31: Calculated loan to value percentage of 79.00000% exceeds Guideline loan to value percentage of 75.00000%

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/31: Calculated PITIA months reserves of 0.88 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Missing Document: COVID-19 Attestation not provided
COMMENT: 2023/XX/31: Provide missing COVID-19 Attestation.

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller).
COMMENT: 2023/XX/31: Provide missing Origination Guidelines.
							2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2023/XX/31: Provide evidence the Creditor obtained a  signature on Affiliated Business Arrangement Disclosure dated 11/XX/2021.
										B	B	Yes	No		IA	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298854591	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV1 *** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1
*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: Calculated PITIA months reserves of is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/15: Loan was approved with a PIW, not allowed on Non QM guides provided

*** (CLEARED) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/15: The subject property is located in a FEMA Disaster area post-close. The file does not contain an appraisal to verify there was no damage from XXX, end date 10/XX/2003.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: No assets were provided to qualify and guidelines required 6 months reserves.
							1
*** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV1

*** (CLEARED) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2023/XX/15: The loan designation was restated by the client.
										A	A	Yes	No		VA	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298714347	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3 *** (OPEN) Title Error: Title vesting does not concur with deed - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income documentation requirements not met. - EV1
*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/31: Missing YTD balance sheet

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2023/XX/31: 24 mo. housing history required per guidelines.

*** (OPEN) Title Error: Title vesting does not concur with deed
COMMENT: 2023/XX/31: Co-borrower is not reflected on warranty deed.  Final title policy not provided for review.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/13: The Appraisal and was not provided in the loan file

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/13: For co-borrower: missing YTD balance sheet
							2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7743) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Attorney's Fee (Closing Agent Only).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7743)
COMMENT: 2023/XX/31: Seller CD fee provided without a Valid COC or Sufficient Cure

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The Appraisal and YTD Balance Sheet are missing from the file, causing the loan to result in a Loan Designation discrepancy.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: The Appraisal and YTD Balance Sheet are missing from the file, causing the loan to result in a Loan Designation discrepancy.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/13: YTD Balance Sheet not provided in the loan file
										B	B	Yes	No		FL	6/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299177884	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Incomplete Document: 1003 Final is incomplete - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV1

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Missing Document: Appraisal not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV1

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: Sufficient assets were not verified to support 6 months PITI reserves as required by guidelines.

*** (OPEN) Incomplete Document: 1003 Final is incomplete
COMMENT: 2023/XX/31: Final 1003 Incomplete due to missing the Borrower's signature.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/31: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: 100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of  $XXX.

*** (CLEARED) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.  Including the payment in the debt calculation brings the DTI to 46.23% and out of tolerance.

*** (CLEARED) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/02: Calculated PITIA months reserves of 2.92 is less than Guideline PITIA months reserves of 6.00.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/02: MIssing required award letter for pension income.

*** (CLEARED) Missing Document: Appraisal not provided
COMMENT: 2023/XX/07: Provide missing Appraisal.

*** (CLEARED) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/07: Provide missing Fraud Report.
							2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021) - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.52709% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.52709%). - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.42804%, LTV/CLTV: 37.33333%/37.33333%, Credit Score: 753, Occupancy: Primary, Purpose: Refinance, Cash-out - Other - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.42804% moderately exceeds the guideline maximum of 42.08%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.52709% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.52709%). - EV1

*** (CLEARED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7567) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7564) - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/13: The initial Loan Designation provided did not match. However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
COMMENT: 2023/XX/31: Provide evidence the Closing Disclosure (05/XX/2021) was provided to Borrower(s) at least three (3) business days prior to closing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing which resulted in a Due Diligence Loan Designation of ATR Risk.

*** (CLEARED) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.52709% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.52709%).
COMMENT: 2023/XX/02: Points and Fees Test. Points and Fees on subject loan of 4.52709% is in excess of the investor allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.52709%).

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.  Including the payment in the debt calculation brings the DTI to 46.23% and out of tolerance.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 46.42804%, LTV/CLTV: 37.33333%/37.33333%, Credit Score: 753, Occupancy: Primary, Purpose: Refinance, Cash-out - Other
COMMENT: 2023/XX/02: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.  Including this debt in the calculations brings the DTI to 46.43% and out of tolerance.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 46.42804% moderately exceeds the guideline maximum of 42.08%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.  Including the payment in the debt calculation brings the DTI to 46.23% and out of tolerance.  The loan is defaulting to ATR requirements.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.    The loan is defaulting to QM standard documentation requirements.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.52709% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.52709%).
COMMENT: 2023/XX/13: Points and Fees on subject loan of 4.52709% exceed maximum, by $XXX.

*** (CLEARED) Retirement Documentation: Qualified Mortgage (Dodd-Frank 2014): Retirement income documentation insufficient. (XXX XXX/Pension)
COMMENT: 2023/XX/07: The DTI exceeds AUS maximum because XXX installment account was excluded as paid through closing from debt calculation, but was not paid off through closing.    The loan is defaulting to QM standard documentation requirements.
										B	B	Yes	No		FL	5/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
299176723	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1
*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/02: File is missing sufficient assets for 9 months of reserves

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/13: File is missing sufficient assets for 9 months of reserves

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/14: Please provide a 2020 1040 tax return with all schedules including a complete Sch E reflecting the Fair Rental Days for all addresses.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/13: File is missing 2020 1040 with complete Schedule E, and W2 transcripts,
							1
*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Originator Loan Designation of Non QM, does not match the due diligence designation of ATR Risk.  File is missing 2020 1040, completed copy of 2020 Sched E, W2 transcripts, and sufficient assets for 9 months of reserves.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: Originator Loan Designation of Non QM, does not match the due diligence designation of ATR Risk.  File is missing 2020 1040, completed copy of 2020 Sched E, W2 transcripts, and sufficient assets for 9 months of reserves.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/13: Income and asset documentation is missing and the loan is defaulting to ATR documentation requirements.
										A	A	Yes	No		CA	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298967761	XXX	XXX	3	3	*** (OPEN) Missing Document: Subordination Agreement not provided - EV3		1			A	A	Yes	No		MN	2/XX/2022	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
299795206	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX - EV3 *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: AUS not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3
*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Funds from Business Account / Account Number: XXX
COMMENT: 2023/XX/08: Bank Statement provided reflects an end date of 05/XX/2020, which is greater than 120 days from the Note date of 10/XX/2020.

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2023/XX/08: Rental income on an investment property can't be used when an Appraisal Waiver is being used to qualify.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/08: The 1008 reflects loan was AUS approved, but AUS findings are missing.  1008 was used for the loan review. Please provide a copy of the final AUS submission.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2023/XX/08: The 1008 reflects loan was AUS approved, but AUS findings are missing.  1008 was used for the loan review. Please provide a copy of the final AUS submission.
							2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2023/XX/08: The disclosure was provided at closing on 10/XX/2020.
										B	B	No	No		MD	10/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
298664616	XXX	XXX	1	1	*** (CLEARED) Credit Exception: - EV1 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1 *** (CLEARED) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV1	*** (CLEARED) Credit Exception: COMMENT: 2023/XX/02: KNOWN DEFECT: Payoff and close out of debts paid through closing were delayed due to a change in servicing / address for the debtor being paid in full. No other issues. Unable to sell agency due to age of file *** (CLEARED) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. COMMENT: 2023/XX/01: The Lender listed on the Note was not reflected on the Hazard Insurance Policy within the loan file. XXX	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7325) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7325)
COMMENT: 2023/XX/14: The Tolerance Cure for the Loan Origination fee in the amount of $XXX was reflected on the final signed and dated Closing Disclosure.
										A	A	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
298951573	XXX	XXX	1	1	*** (CLEARED) Asset documentation requirements not met. - EV1 *** (CLEARED) AUS Findings: Available for Reserves discrepancy. - EV1 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Missing Document: AUS not provided - EV1
*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2023/XX/15: The AUS reflects $XXX in net proceeds, but the property did not closed prior to closing.  Verification of Reserves in the amount of $XXX ais required.

*** (CLEARED) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2023/XX/15: The AUS reflects $XXX in net proceeds, but the property did not closed prior to closing.  Verification of Reserves in the amount of $XXX ais required.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/01: The 1008 reflects loan was AUS approved, but AUS findings dated prior to the Note date are missing. 1008 was used for the loan review. Please provide a copy of the final AUS submission

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2023/XX/01: The 1008 reflects loan was AUS approved, but AUS findings dated prior to the Note date are missing. 1008 was used for the loan review. Please provide a copy of the final AUS submission
							1			A	A	No	No		UT	3/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299239337	XXX	XXX	2	1			2
*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/02: A valid Change of Circumstance was not found for the increase in the appraisal fee on the Closing Disclosure dated 11/XX.  The change in the file indicates the fee increased as the original appraiser could not do the appraisal and the fee increased with the new provider.  However, the date of the inspection for the appraisal was 11/XX.  Therefore, the change would not have been provided timely to the borrower as the increase in fee should have been apparent on that date.  A tolerance cure is required in the amount of $XXX for this zero tolerance fee.
										B	B	Yes	No		OK	11/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
298793878	XXX	XXX	3	3
*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Verification of Identification not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. - EV2

*** (CLEARED) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV1

*** (CLEARED) FHA Conditional Commitment DE Statement of Appraised Value (92800.5B) is missing.: Disclosure: FHA - Conditional Commitment DE Statement of Appraised Value (92800.5B) (Government Documents) - EV1

*** (CLEARED) FHA Informed  Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV1

*** (CLEARED) FHA Loan Transmittal (92900-LT) is missing.: Disclosure: FHA - Loan Transmittal (92900-LT) (Government Documents) - EV1

*** (CLEARED) Final HUD Addendum 92900-A is missing.: Disclosure: FHA - Final HUD Addendum to the Loan Application 92900-A (Government Documents) - EV1

*** (CLEARED) Important Notice to Homebuyer (92900-B) is missing.: Disclosure: FHA - Important Notice to Homebuyer (92900-B) (Government Documents) - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Initial HUD Addendum 92900-A is missing.: Disclosure: FHA - Initial HUD Addendum to the Loan Application 92900-A (Government Documents) - EV1

*** (CLEARED) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV1

*** (CLEARED) Recent sale within 90 days is not eligible per FHA guidelines.: Valuation Type: Appraisal / Valuation Report Date: 08/XX/2021 - EV1
						*** (WAIVED) Guideline Requirement: Investor qualifying total debt ratio discrepancy. COMMENT: 2023/XX/04: The calculated DTI exceeds the guideline maximum allowable of 50%. *** (CLEARED) Income documentation requirements not met. COMMENT: 2023/XX/04: Required signed and dated 4506T is missing.	2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.96739% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 53.96739% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk. - EV1

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/04: Client restated loan designation to Non QM.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/09: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. No cure was provided to the borrower.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/04: The DTI exceeds the ATR maximum allowable.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/04: The loan was AUS approved, but FHA requirements were not met which resulted in a calculated Due Diligence Loan Designation of ATR Risk.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/17: Loan failed HUD Safe Harbor QM requirements due to missing FHA required disclosures.

*** (CLEARED) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 53.96739% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/04: The DTI exceeds the ATR maximum allowable.

*** (CLEARED) General QM Provision Investor and QM DTIs match and both moderately exceed Guidelines: General QM: The DTI calculated in accordance with the Lenders Guidelines and 1026.43(e) of 53.96739% moderately exceeds the guideline maximum of 50.00%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/04: Loan tested as SHQM (APOR).

*** (CLEARED) General QM Provision Investor Guidelines Violation: General QM: Based on the loan failing one or more guideline components, the loan is at QM risk.
COMMENT: 2023/XX/04: Loan tested as SHQM (APOR).

*** (CLEARED) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2023/XX/27: FHA required Transmittal Summary, Amendatory Clause, Real Estate Certificate, Conditional Commitment, Informed Consumer, Important Notice to the Homebuyer and final Addendum to the Application disclosures are missing.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/17: The loan does not meet all FHA requirements and the loan default tested to standard ATR requirements.

*** (CLEARED) Income/Asset Guideline Deficiency - QM Impact: General QM:  There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/04: Loan tested as SHQM (APOR).

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/17: The loan does not meet all FHA requirements and the loan default tested to standard QM requirements.
										B	B	Yes	No		GA	9/XX/2021	Purchase	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
299345977	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Certificate of Eligibility is missing. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Loan Guaranty Certificate is missing.: Disclosure: VA - Loan Guaranty Certificate (Government Documents) - EV3

*** (OPEN) The veteran did not certify occupancy by checking an appropriate occupancy block in Section III - Veteran's Certifications of the VA - Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) - EV3
						*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/10: VA required Certificate of Eligibility, Loan Guaranty Certificate and Loan Disbursement form are missing. *** (OPEN) The veteran did not certify occupancy by checking an appropriate occupancy block in Section III - Veteran's Certifications of the VA - Loan Disbursement Form 26-1820.: Disclosure: VA - Loan Disbursement Form 26- 1820 (Government Documents) COMMENT: 2023/XX/08: The Borrower failed to complete any of the appropriate occupancy boxes.	3
*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA. - EV3

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM. - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) VA QM Eligibility: VA Qualified Mortgage (Dodd-Frank 2014) – Subject loan is not eligible to be insured or guaranteed by VA.
COMMENT: 2023/XX/10: VA required Certificate of Eligibility, Loan Guaranty Certificate and Loan Disbursement form are missing.

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Safe Harbor QM matches the Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/17: Restated loan designation to SHQM per client request.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of VA Safe Harbor QM does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2023/XX/17: The originator loan designation is VA Safe Harbor QM, but VA required disclosures are missing which resulted in a calculated Due Diligence Loan Designation of Safe Harbor QM.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2023/XX/08: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Sufficient or excess cure was provided to the borrower at Closing.
										C	C	Yes	No		TX	7/XX/2020	Purchase	Primary	XXX	$XXX		VA Safe Harbor QM	Safe Harbor QM
299395864	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1 *** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1 *** (CLEARED) Income documentation requirements not met. - EV1 *** (CLEARED) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV1
*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2023/XX/08: e Hazard Insurance Policy Effective Date is after the later of the note date.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/04: The mortgage insurance certificate is missing as required by the AUS approval.

*** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/31: 4506-C is required for each borrower but not provided.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/31: 4506-C is required for each borrower but not provided.
							2
*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM. - EV2

*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.12225% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .12225%). - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV1

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12194091) - EV1

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.96101% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.96101%). - EV1

*** (OPEN) Check Restated Loan Designation Match - General Ability to Repay: Ability to Repay (Dodd-Frank 2014): The initial Loan Designation provided did not match.  However, the updated Loan Designation of Non QM matches the Due Diligence Loan Designation of Non QM.
COMMENT: 2023/XX/04: Client restated loan designation to Non QM.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/04: The loan was agency approved with an Originator Loan Designation of Temp SHQM; but the file is missing the 4506-C required for each borrower and the mortgage insurance certificate is missing, as required by the AUS approval.  This is causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/31: 4506-C is required for each borrower but not provided and the mortgage insurance certificate is missing, as required by the AUS approval.  This is causing the loan to waterfall through the QM Testing.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/31: 4506-C is required for each borrower but not provided and the mortgage insurance certificate is missing, as required by the AUS approval.  This is causing the loan to waterfall through the QM Testing.

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2023/XX/31: Right to Cancel was not provided.

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus)
COMMENT: 2023/XX/31: 4506-C is required for each borrower but not provided and the mortgage insurance certificate is missing, as required by the AUS approval.  This is causing the loan to waterfall through the QM Testing.

*** (CLEARED) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX/12194091)
COMMENT: 2023/XX/04: 4506-C is required for each borrower but not provided and the mortgage insurance certificate is missing, as required by the AUS approval.  This is causing the loan to waterfall through the QM Testing.

*** (CLEARED) QM Points and Fees 2021: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.96101% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.96101%).
COMMENT: 2023/XX/31: Points and Fees on subject loan of 4.96101% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or 1.96101%).
										B	B	Yes	No		IN	4/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298519380	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NV - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/20: Insufficient Assets provided in the file.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2023/XX/20: The borrower is short verified funds to close the subject transaction.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2023/XX/20: The borrower is short verified assets to close the subject transaction.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/20: The borrower is short verified funds to close the subject transaction.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/20: Missing the lease agreement to verify rental income.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method) - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) General Ability To Repay Provision Income and Assets - REO 25% Method: Ability to Repay (Dodd-Frank 2014): Unable to verify Real Estate Owned income (25% Method) using reasonably reliable third-party records. (XXX/25% Vacancy Method)
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) Rental Income Documentation - 25% Method: Qualified Mortgage (Dodd-Frank 2014): Rental income documentation requirement not met for XXX.  Lease Agreement not provided or % of gross rents used is greater than 75%. (XXX/25% Vacancy Method)
COMMENT: 2023/XX/20: The file is missing asset verification and the lease agreement required by the AUS approval, causing the loan to waterfall through the QM Testing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/20: Zero Percent Fee Tolerance for Loan Discount Points Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower at closing. No vaild change of Circumstance to support the increase.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/22: The file is missing one or more of the core documents required for a review.  Please provide a copy of the fully executed Security Instrument.
										C	C	Yes	No		NV	3/XX/2021	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
299060542	XXX	XXX	2	2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2 *** (CLEARED) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV1	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2023/XX/16: Provide missing Origination Guidelines.	1			A	A	Yes	No		CA	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299522969	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Subject Property ineligible per guidelines: Subject property does not have the following utilities:: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
						*** (OPEN) Subject Property ineligible per guidelines: Subject property does not have the following utilities:: Valuation Type: Appraisal / Valuation Report Date: 01/XX/2018 COMMENT: 2023/XX/20: Gas and Sewer are not checked on the appraisal.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/20: Discount Points Fee was not disclosed on the LE. No valid COC was provided. Cure of $XXX was provided which is insufficient to sure the violation of $XXX.
										B	B	Yes	No		FL	2/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298474542	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, AL - EV3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/20: The property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2020 declared end date.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/20: Income/Asset Guideline Deficiency. Per, guidelines Multiple financed properties require  (9) months reserves plus (2) months reserve for each additional financed property.

*** (OPEN) REO Documents are missing.: Address: XXX, AL
COMMENT: 2023/XX/20: Mortgage Statement and Hazard Insurance for Investment property "XXX" are missing in file.
							1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Taxpayer Identification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7574) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75208) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7505) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
COMMENT: 2023/XX/20: Flood Certification (Life Of Loan) Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Of Taxpayer Identification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7574)
COMMENT: 2023/XX/20: Verification Of Taxpayer Identification Fee was not last disclosed on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Verification Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75208)
COMMENT: 2023/XX/20: Verification Fee was not last disclosed on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2023/XX/20: Credit Report Fee was last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Desk Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7505)
COMMENT: 2023/XX/20: Appraisal Desk Review Fee was not last disclosed on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, cure provided at closing.
										A	A	Yes	No		AL	6/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299597408	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/20: Initial Rate Lock document not available	1			A	A	No	No		OH	3/XX/2021	Purchase	Investment	XXX	$XXX		N/A	N/A
299251482	XXX	XXX	1	1			1			A	A	Yes	No		FL	9/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299912336	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/18: Asset requirements not met. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/18: Insufficient assets verified to meet reserve requirement.	3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 08/XX/2021 - EV2

*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.62366% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.62366%). - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326) - EV2

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2021). (Final/07/XX/2021) - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/18: Insufficient assets verified to meet reserve requirement.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/05: Insufficient assets verified to meet reserve requirement.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/18: Insufficient assets verified to meet reserve requirement.

*** (OPEN) Closing Disclosure: Dates are not in chronological order.: Date Issued: 08/XX/2021
COMMENT: 2023/XX/17: The CD dated 8/XX/21 was signed by the borrower on 7/XX/21.

*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.62366% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.62366%).
COMMENT: 2023/XX/12: Points and Fees on subject loan of 3.64133% is in excess of the investor allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2021). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX and $XXX (2021) (an overage of $XXX or 3.64133%).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/17: Final Closing Disclosure Appraisal fee amount of $XXX exceeds Initial Loan Estimate amount of $XXX. There is a variance of $XXX . Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Originator Compensation.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7326)
COMMENT: 2023/XX/17: Loan Originator Compensation Fee was not disclosed on the Initial Loan Estimate, but disclosed as $XXX on Final Closing Disclosure. There is a variance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 07/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2021). (Final/07/XX/2021)
COMMENT: 2023/XX/12: The final CD reflects finance charge of $XXX, calculated finance charge is $XXX, variance of $XXX.
										C	C	Yes	No		PA	7/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
298868271	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3	*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. COMMENT: 2023/XX/20: Per the guidelines, 6 months reserves plus two additional months PITIA of other financed REO's is required. *** (OPEN) REO Documents are missing.: Address: XXX, FL COMMENT: 2023/XX/18: XXX: Insurance document required.	2
*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019)
COMMENT: 2023/XX/18: Finance Charge disclosed is $XXX.  Calculated finance charge is $XXX.  Variance of -$XXX. TILA Material Disclosure Cure - Provide the following: Letter of Explanation, Proof of Delivery, Refund check for underdisclosed amount, Corrected CD, and Re-open Rescission if Applicable
										B	B	Yes	No		FL	12/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298502243	XXX	XXX	3	3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2023/XX/26: Mortgage Insurance certificate is missing in the file. *** (OPEN) Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing. COMMENT: 2023/XX/26: Mortgage Insurance Certificate and Mortgage Insurance Evidence are missing	2
*** (OPEN) RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75190) - EV2

*** (OPEN) RESPA Disclosure -  List of Homeownership Counseling Organizations Older Than 30 days When Provided to Borrower: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.
COMMENT: 2023/XX/19: List of Homeownership Counseling Organizations was older than 30 days when provided to borrower.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2023/XX/19: The lender credit decreased without a valid COC, insufficient cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Loan Tie-In Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75190)
COMMENT: 2023/XX/19: Fees increased without a valid COC, insufficient cure provided at closing.
										B	B	Yes	No		IN	1/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298818048	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/19: Guidelines discrepancy due to calculated loan to value percentage of 95% exceeds guideline loan to value percentage of 90%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/19: Guidelines discrepancy due to calculated loan to value percentage of 95% exceeds guideline loan to value percentage of 90%. *** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/19: Rate lock agreement is missing.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7325) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/19: Rate lock agreement is missing

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
COMMENT: 2023/XX/19: Notice of Special Flood Hazard Disclosure was not signed by the borrower.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579)
COMMENT: 2023/XX/19: Final Closing Disclosure Flood Certification fee amount of $XXX exceeds Initial Loan Estimate fee $XXX. Sufficient or excess cure was provided to the borrower at Closing.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7325)
COMMENT: 2023/XX/19: Final Closing Disclosure Loan Origination fee amount of $XXX exceeds Initial  Loan Estimate fee of  $XXX. Sufficient or excess cure was provided to the borrower at Closing.
										B	B	Yes	No		TX	6/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298511064	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/18: As per guidelines combined loan to value percentage maximum is 90.00%. *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/18: As per guidelines loan to value percentage maximum is 90.00%. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/18: As per guidelines, required reserve are 6 months.	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,937.21 on Final Closing Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2023/XX/18: The file is missing a copy of the Affiliated Business Arrangement Disclosure.

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 -  October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,937.21 on Final Closing Disclosure provided on 11/XX/2021 not accurate. (Final/11/XX/2021)
COMMENT: 2023/XX/18: The final CD disclosed the Amount of Escrowed Property Costs over Year 1 as $XXX on page 4; however the Property Taxes ($XXX), Insurance ($XXX) total $XXX per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.
										B	B	Yes	No		OH	11/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299651619	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, OH - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/21: The borrower has 2 businesses with a similar name, the LLC is missing the 2019 K-1, the non-LLC is missing the 2020 K-1 and the 2020 1120S. *** (OPEN) REO Documents are missing.: Address: XXX, OH COMMENT: 2023/XX/18: XXX OH REO property required insurance Verification and Tax Verification	1			A	A	No	No		OH	8/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299849244	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/21: Insufficient assets verified to meet closing requirement.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/19: The subject LTV/CLTV of 95% exceeds max allowable LTV/CLTV per guidelines of 90%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/19: The subject LTV/CLTV of 95% exceeds max allowable LTV/CLTV per guidelines of 90%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/19: Insufficient assets verified to meet reserve requirement.
							2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals. - EV2

*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.26341% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .26341%). - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.41620% or Final Disclosure APR of 5.63100% is equal to or greater than the threshold of APOR 3.57% + 1.5%, or 5.07000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Flipped Property - Did Not Obtain 2 Appraisals): TILA HPML Appraisal Rule  (Dodd-Frank 2014): Flipped Property - Creditor did not obtain two (2) written appraisals.
COMMENT: 2023/XX/19: Flipped Property - Creditor did not obtain two (2) written appraisals.
										B	B	Yes	No		CA	3/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299926427	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3		1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2023/XX/19: A $XXX credit was provided to the borrower at closing.
										A	A	Yes	No		NC	9/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299219218	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3		1			A	A	Yes	No		MN	12/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298581409	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/1998	Refinance	Primary	XXX	$XXX
298541638	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2003	Purchase	Primary	XXX	$XXX
299356685	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: TIL Itemization did not disclose an extension fee of $XXX courier fee of $XXX or wire fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2003	Purchase	Primary	XXX	$XXX
298588910	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	No	Yes	Final HUD1	OH	6/XX/2004	Refinance	Investment	XXX	$XXX
298879602	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Investment). - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	No	No	Missing	MD	5/XX/2005	Purchase	Investment	XXX	$XXX
299511744	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	AR	6/XX/2006	Purchase	Primary	XXX	$XXX
299263960	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	8/XX/2006	Refinance	Primary	XXX	$XXX
299034885	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NH	1/XX/2007	Refinance	Primary	XXX	$XXX
298778048	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2007	Purchase	Primary	XXX	$XXX
298617018	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	6/XX/2007	Purchase	Primary	XXX	$XXX
299116275	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	9/XX/2007	Purchase	Primary	XXX	$XXX
299558624	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2007	Refinance	Primary	XXX	$XXX
299328542	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
299597099	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	4/XX/2008	Refinance	Primary	XXX	$XXX
299313077	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	12/XX/2008	Purchase	Primary	XXX	$XXX
298682099	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2
										B	B	Yes	Yes	Final HUD1	LA	8/XX/2010	Refinance	Primary	XXX	$XXX
299461879	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/13: There was a lender credit reflected on page 1 of the HUD-1, however there was not an itemization to reflect which fees that credit was going towards.

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2022/XX/13: The identification number was not provided on any of the loan applications.
										B	B	Yes	Yes	Final HUD1	NH	3/XX/2011	Refinance	Primary	XXX	$XXX
298643614	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	PA	1/XX/2012	Refinance	Primary	XXX	$XXX
299731546	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/30: Under disclosure is due to MI.  The TIL payment stream indicates MI drops off after month 120.  However, the Actual Payment Stream does not have MI dropping off until after month 137.
										B	B	No	Yes	Final HUD1	OK	7/XX/2003	Purchase	Primary	XXX	$XXX
299830838	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	KY	9/XX/2007	Purchase	Primary	XXX	$XXX
299509964	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	TX	11/XX/2013	Purchase	Primary	XXX	$XXX
299522774	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/04: Itemization of amount financed does not include Doc signing fee of $XXX lender insurance of $XXX, endorsements of $XXX and abstract fee of $XXX
										B	B	Yes	Yes	Final HUD1	SC	11/XX/2009	Refinance	Primary	XXX	$XXX
299520982	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	NY	4/XX/2007	Refinance	Investment	XXX	$XXX
299256122	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	MN	11/XX/2004	Refinance	Primary	XXX	$XXX
299176501	XXX	XXX	2				2	*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2		B	B	Yes	Yes	Final HUD1	ID	9/XX/2003	Refinance	Primary	XXX	$XXX
298750648	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WV	4/XX/2006	Refinance	Primary	XXX	$XXX
298899784	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	OR	9/XX/2008	Refinance	Primary	XXX	$XXX
299590338	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299489418	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Official Check not provided - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/22: Documented qualifying Assets for Closing of $XXX is less than Cash From Borrower $XXX.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/07/XX/2017)
COMMENT: 2022/XX/22: Received evidence borrower received the original appraisal on 6/XX/17 however the appraisal signature date is 7/XX/17. Missing proof borrower received the updated appraisal.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2017)
COMMENT: 2022/XX/22: Loan Estimate provided on 07/XX/2017 not received by borrower at least four business days prior to closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/22: Zero Percent Fee Tolerance exceeded for Credit Report Fee. Fee Amount of $XXX exceeds tolerance of $XXX.
										B	B	Yes	No		LA	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299778102	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00586% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00586%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/24: Due to Points and Fees failure.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.00586% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .00586%).
COMMENT: 2022/XX/24: Points and Fees exceed maximum allowable.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/24: Escrow Disclosure monthly amount is $XXX which includes Mortgage Insurance of $XXX and Taxes/Insurance of $XXX.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2017)
COMMENT: 2022/XX/24: No seller fees listed on Seller Closing Disclosure or Borrower Final Closing Disclosure. There is a seller credit listed however it is not detailed what fees this applies to.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2017)
COMMENT: 2022/XX/24: Closing Disclosure in file was provided on 12/XX/17, not 3 days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 12/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/12/XX/2017)
COMMENT: 2022/XX/24: Loan Estimate in file was provided on 12/XX/17, not 4 days prior to closing.
										C	C	Yes	No		CA	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299081577	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/16: Missing asset documentation verifying required 6 mo. reserves.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: Missing asset documentation verifying required 6 mo. reserves.

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/23: No income documentation provided in loan images.  Required documentation: VVOE, paystubs covering 30 day period, 2 prior years' W-2s, and 4506-T for borrower; 4506-T for co-borrower.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/23: No income documentation provided in loan images.

*** (OPEN) Missing Document: Approval not provided
COMMENT: 2023/XX/16: Missing approval document, 1008, or AUS reflecting approved loan terms.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2014
COMMENT: 2023/XX/23: No income documentation provided in loan images.
							3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016) - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Agencies Disclosure Not in File: Maryland HB1399 - No evidence of counseling agencies list per Maryland HB 1399. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2017). (Final/01/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/15: The Originator Loan Designation is Non QM.  However, the Due Diligence Loan Designation is ATR Fail due to the following issue(s): No income or asset documentation provided in loan images.

*** (OPEN) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2023/XX/23: No income documentation provided in loan images.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2023/XX/23: No income documentation provided in loan images.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: No income or asset documentation provided in loan images.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: No income or asset documentation provided in loan images.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2016)
COMMENT: 2023/XX/15: Neither evidence of appraisal delivery nor compliant acknowledgment of receipt signed at closing is provided.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2017). (Final/01/XX/2017)
COMMENT: 2023/XX/15: Final Closing Disclosure provided on 01/XX/2017 disclosed a finance charge of $XXX. calculated finance charge is $XXX, resulting in a variance of -$XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2017)
COMMENT: 2023/XX/15: An initial Closing Disclosure, received at least 3 business days prior to closing, is not found in loan images.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/15: Fee disclosed as $XXX on the Loan Estimate dated 11/XX/2016 but disclosed as $XXX on the Final Closing Disclosure.  A valid change of circumstance not provided for fee increase.
										C	C	Yes	No		MD	1/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
299344451	XXX	XXX	3	3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) Asset Verification Level is less than 4.: Borrower: XXX COMMENT: 2023/XX/15: One month of bank statements per account was provided *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/15: 1040 (2014), 1040 (2015), Balance Sheet, P&L Statement, Transcripts (1040) (2014), Transcripts (1040) (2015) are needed.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	No		NV	2/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
299060503	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3		1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (73133) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (73133)
COMMENT: 2023/XX/11: Tax Service Fee (Life Of Loan) Fee was last disclosed as $XXX on Initial closing disclosure but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, nor evidence of cure in file. Provide a post-close CD disclosing the tolerance cure to include$XXX  , a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										A	A	Yes	No		MA	7/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298909899	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Borrower's own funds percent discrepancy. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/11: Verified liquid assets in the amount of $$XXX are insufficient to meet cash to close of $XXX.  Final 1008 reflects $XXX verified.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/11: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2017 declared end date.

*** (OPEN) Guideline Requirement: Borrower's own funds percent discrepancy.
COMMENT: 2023/XX/11: The required minimum  borrower contribution on a purchase is 3%.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/11: Calculated combined loan to value percentage of 87.41601% exceeds Guideline combined loan to value percentage of 85.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/11: Calculated loan to value percentage of 87.41601% exceeds Guideline loan to value percentage of 85.00000%.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/11: Calculated PITIA months reserves of 0.00 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/11: Initial Rate Lock rate date is not documented in file.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 07/XX/2017 are underdisclosed. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/11: Initial Rate Lock rate date is not documented in file.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2023/XX/11: Appraiser’s Certification is not in file.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 07/XX/2017 are underdisclosed. (Final/07/XX/2017)
COMMENT: 2023/XX/11: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the HOA dues total $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the Escrow Account section on page 4 and Estimated Taxes, Insurance & Assessments on page 1; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017)
COMMENT: 2023/XX/11: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided.
										B	B	Yes	No		FL	7/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298534476	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/11: Calculated PITIA months reserves of 1.12 is less than Guideline PITIA months reserves of 6.00.	2
*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/06/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017)
COMMENT: 2023/XX/11: Initial Closing Disclosure was issued to borrower prior to Revised Loan Estimate. Revised Loan Estimate issued on 07/XX/2017, however Initial Closing Disclosure was issue on 05/XX/2017.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/06/XX/2017)
COMMENT: 2023/XX/11: Initial Closing Disclosure was issued to borrower prior to Revised Loan Estimate. Revised Loan Estimate issued on 06/XX/2017, however Initial Closing Disclosure was issue on 05/XX/2017.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/07/XX/2017)
COMMENT: 2023/XX/11: Initial Closing Disclosure was issued to borrower prior to Revised Loan Estimate. Revised Loan Estimate issued on 07/XX/2017, however Initial Closing Disclosure was issue on 05/XX/2017.
										B	B	Yes	No		GA	7/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299235398	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (CLEARED) Income documentation requirements not met. - EV1

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/12: loan to value percentage of 95.00000% exceeds Guideline combined loan to value percentage of 90.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/12: loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 90.00000%.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/12: Rate lock agreement is missing

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/13: Guideline reserve requirement was not met.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/09: Guidelines require a minimum of 6 months reserves, missing additional assets.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/09: Guidelines require a minimum of 6 months reserves, missing additional assets.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2023/XX/13: per guidelines, Borrower must explain, in writing, any job gaps that span one (1) month or more and Be employed at current job for a minimum of 6 months. There are several gaps of employment over a month with no explanation in file and the borrower has not been employed with the employer for 6 months.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV1

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV1

*** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.10400% on Final Closing Disclosure provided on 08/XX/2017 is under-disclosed from the calculated APR of 3.25231% outside of 0.125% tolerance. (Final/08/XX/2017) - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/12: Rate lock agreement is missing

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017)
COMMENT: 2023/XX/12: Missing the disclosure signed at closing confirming receipt of the appraisal 3 days prior to closing.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017)
COMMENT: 2023/XX/12: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment does not include mortgage insurance

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)
COMMENT: 2023/XX/12: Loan estimate is dated 8/XX/17 and the initial closing disclosure is dated 8/XX/17.

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/08/XX/2017)
COMMENT: 2023/XX/12: Loan estimate is dated 8/XX/17 and the initial closing disclosure is dated 8/XX/17.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017)
COMMENT: 2023/XX/12: The loan estimate dated 8/XX/17 is not signed. Assumed date is 8/XX/17 and closing is 8/XX/17.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2017)
COMMENT: 2023/XX/12: The loan estimate dated 8/XX/17 is not signed. Assumed date is 8/XX/17 and closing is 8/XX/17.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to missing the income documents.

*** (CLEARED) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/13: Based on the loan failing one or more guideline components, the loan is at ATR risk due to missing the income documents.

*** (CLEARED) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/13: Due to missing the income documents.

*** (CLEARED) TRID Final Closing Disclosure APR: TILA-RESPA Integrated Disclosure - Loan Calculations:  APR of 3.10400% on Final Closing Disclosure provided on 08/XX/2017 is under-disclosed from the calculated APR of 3.25231% outside of 0.125% tolerance. (Final/08/XX/2017)
COMMENT: 2023/XX/13: APR of 3.10400% on Final Closing Disclosure provided on 08/XX/2017 is under-disclosed from the calculated APR of 3.25231% outside of 0.125% tolerance, verified

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 08/XX/2017). (Final/08/XX/2017)
COMMENT: 2023/XX/13: Final Closing Disclosure provided on 08/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the file. There is a Debt Payoff amount of $XXX that was captured on page 2 , Section H of the CD.
										B	B	Yes	No		NJ	8/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299575159	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2017 - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/15: W-2 for 2015 needed for the co borrower. *** (OPEN) Missing Document: Approval not provided COMMENT: 2023/XX/15: Approval not provided. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2017 COMMENT: 2023/XX/15: We need VVOE for XXX prior to 10 business days of Note.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/08/XX/2017)
COMMENT: 2023/XX/15: No evidence of AVM being provided to the borrower prior to 3 business days of closing.
										B	B	Yes	No		SD	9/XX/2017	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299467468	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/11: Reserves requirement 2.02 months does not meet per guideline 6.00 months for primary purchase home.	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2018) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/11: List of Homeownership Counseling Organizations issued on 3/XX/2018 which is more than 3 business days of the loan application date 02/XX/2018.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/11: Right to receive Copy Of Appraisal was  issued on 3/XX/2018 which is more than  3 business days of the loan application date 02/XX/2018.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/03/XX/2018)
COMMENT: 2023/XX/11: Initial Loan Estimate issued on 3/XX/2018 which is more than  3 business days of the loan application date 02/XX/2018. There is no evidence of additional LE issued within 3 business days of application date as required by guidelines.
										B	B	Yes	No		IA	4/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299118213	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/15: Reserve requirements of 12 months for investment plus 2 months for each additional financed property not met.	2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2023/XX/13: Application date is 7/XX/2018,initial Loan estimate is 8/XX/18 associated as right to receive a copy of appraisal, due to the timing ,not met the requirements.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Missing Document: Missing Lender's Initial 1003
										B	B	No	No		MO	9/XX/2018	Purchase	Investment	XXX	$XXX		N/A	N/A
299492101	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Co-Op Consent not provided - EV3 *** (OPEN) Missing Document: Co-Op Stock Certificate not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/11: The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required once a declared end date is identified.	2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed $XXX instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:2/2154835) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) TRID Final Closing Disclosure Projected Mortgage Insurance Paystream > 1: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2019 disclosed $XXX instead of a '-' in the payment stream on a loan containing Mortgage Insurance. (ProjSeq:2/2154835)
COMMENT: 2023/XX/11: The final CD issued on 05/XX/2019 disclosed $XXX in the payment stream 2. This is corrected on post closed CD issued on 07/XX/2019.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/11: Credit Report Fee was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, or evidence of cure in file.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/01: Subject is a co-op and the maintenance fee was disclosed as HOA fee on Final CD.

*** (CLEARED) General Ability To Repay Provision Mortgage-Related Obligations: Ability to Repay (Dodd-Frank 2014): Mortgage-related obligations not considered in loan qualification.
COMMENT: 2023/XX/01: Subject is a co-op and the maintenance fee was disclosed as HOA fee on Final CD.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/01: Subject is a co-op and the maintenance fee was disclosed as HOA fee on Final CD.
										B	B	Yes	No		NY	5/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298579276	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/12: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.  There is a shortfall of $XXX.
							2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2023/XX/12: The right to cancel document was on the wrong form.
										B	B	Yes	No		CA	9/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298991465	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/16: Initial Rate Lock rate date not available *** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/08: Verification of guideline required 6 months PITI Reserves is missing. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: Guidelines require six months reserves for primary residence.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 3,903.60 on Final Closing Disclosure provided on 09/XX/2019 are underdisclosed. (Final/09/XX/2019) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Verification of guideline required 6 months PITI Reserves is missing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Guideline required verification of 6 months reserves is missing.

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 3,903.60 on Final Closing Disclosure provided on 09/XX/2019 are underdisclosed. (Final/09/XX/2019)
COMMENT: 2023/XX/16: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however the annual taxes ($XXX) Homeowners insurance ($XXX)and HOA ($XXX) total are $XXX per year. Final CD reflects Estimated Taxes, Insurance & Assessments of $XXX monthly, correct amount is $XXX. Provide a post-close CD correcting the information on page 4; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Guideline required verification of 6 months reserves is missing which resulted in a Due Diligence Loan Designation of ATR Risk.
										B	B	Yes	No		GA	9/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299246565	XXX	XXX	3	3	*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3 *** (OPEN) 1003 Error: Citizenship Source Documentation was not provided: Borrower: XXX - EV2
*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX
COMMENT: 2023/XX/16: As per Final 1003 Borrower is not a US Citizen. The approval states the co-borrower was to provide a copy of form N-400 - Application for Naturalization, however  this is missing from the file.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/16: Verified assets are $XXX  - $XXX EMD -$XXX cash to close. Remaining assets are $XXX. 9 months PITIA required $XXX. Deficiency is $XXX.

*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements.
COMMENT: 2023/XX/16: Provide Hazard Policy reflecting Mortgagee Clause.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/16: Rate lock date has not been provided.

*** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided
COMMENT: 2023/XX/16: As per final 1003 Borrower is not a US Citizen. Approval indicates borrower to provide N-400, Application for Naturalization, document is missing.

*** (OPEN) 1003 Error: Citizenship Source Documentation  was not provided: Borrower: XXX
COMMENT: 2023/XX/16: As per 1003 C0-Borrower is a Permanent Resident Alien. Per guidelines the file must contain evidence of lawful permanent residency.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2019) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Provide Rate Lock.

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
COMMENT: 2023/XX/16: Need Note to reflect 2% rate of interest for NY state.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/16: Provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/16: Provide proof of appraisal being sent to borrower 3 days prior to closing.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 12/XX/2019). (Final/12/XX/2019)
COMMENT: 2023/XX/16: Closing Disclosure reflects Finance Charge of $XXX. Calculated Finance Charge is $XXX. Variance = -$XXX. Missing Final Itemization of fees to determine cause of underdisclosure. Lender to provide corrected CD, refund to borrower and copy of letter sent to borrower explaining changes.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/07/XX/2019)
COMMENT: 2023/XX/16: Evidence of earlier receipt not in file.
										B	B	Yes	No		NY	12/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299457820	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. - EV3	*** (OPEN) Refi Purpose reflects Rate/Term and cash out greater than the lesser of 2% of the loan amount or $XXX. COMMENT: 2023/XX/11: Refi Purpose reflects Rate/Term and cash out to Borrower is $XXX and paying a collection debt off $XXX.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/11: Zero Percent 0% Fee Tolerance exceeded. Total amount of $XXX (Credit Report Fee on Loan Estimate is $XXX and on Final Closing Disclosure it is $XXX, Transfer Tax on Loan estimate is $XXX and Final Closing Disclosure it is $XXX.00, Loan discount point on Loan estimate is $XXX and Final Closing Disclosure it is $XXX, exceeds tolerance of $XXX as 0% tolerance. No cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2023/XX/11: Zero Percent 0% Fee Tolerance exceeded. Total amount of $XXX (Credit Report Fee on Loan Estimate is $XXX and on Final Closing Disclosure it is $XXX, Transfer Tax on Loan estimate is $XXX and Final Closing Disclosure it is $XXX.00, Loan discount point on Loan estimate is $XXX and Final Closing Disclosure it is $XXX, exceeds tolerance of $XXX as 0% tolerance. No cure provided.
										B	B	Yes	No		AL	2/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299688381	XXX	XXX	3	3
*** (OPEN) E-sign Consent Agreement is missing. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) E-sign Consent Agreement is missing.
COMMENT: 2023/XX/12: E-sign Consent Agreement is missing in file.

*** (OPEN) Final Title Policy is missing. No evidence of title in file.
COMMENT: 2023/XX/12: Title Policy is Preliminary or Commitment, and not a Final Title Policy.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete an no further exception activity is required.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/12: Appraisal is missing from file.

*** (OPEN) Missing Document: Flood Certificate not provided
COMMENT: 2023/XX/12: Missing Document: Flood certificate document missing

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/08: Loan is reviewed to Non QM guidelines which require 6 months of Reserves

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/08: Loan is reviewed to Non QM guidelines and an Appraisal is required, Appraisal was not provided in the loan documents.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: Loan is reviewed to Non QM guidelines which require 6 months of Reserves
							3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: Loan is reviewed to Non QM guidelines and Reserves and an Appraisal are required but not provided in the loan file.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Loan is reviewed to Non QM guidelines and Reserves and an Appraisal are required but not provided in the loan file.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Loan is reviewed to Non QM guidelines and Reserves and an Appraisal are required but not provided in the loan file.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/12: Missing Lender's Initial 1003 document with signature.

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
COMMENT: 2023/XX/12: Provide a copy of payoff statement document which was mentioned in final Closing Disclosure

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2023/XX/12: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)
COMMENT: 2023/XX/12: Initial Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing
										C	C	Yes	No		GA	2/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
298789604	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	No		MO	2/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298516642	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/01: The property is located in FEMA Disaster area. Provide a post-disaster inspection verifying there was no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 declared end date.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)
COMMENT: 2023/XX/01: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing. (Interim/02/XX/2020)
COMMENT: 2023/XX/01: Revised Loan Estimate provided on 02/XX/2020 not received by borrower at least four (4) business days prior to closing.
										B	B	Yes	No		NJ	3/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299011885	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/11: Guidelines required 6 months reserves. Assets were not provided.	1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Judgement Affidavit Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75225) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75181) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2023/XX/11: 10% tolerance was exceeded by $XXX due to addition of Recording  fees.  No valid COC provided, nor evidence of cure in file.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75181)
COMMENT: 2023/XX/11: Fee was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure .
										A	A	Yes	No		WI	3/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298782867	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3		2
*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal - Did Not Physically Visit): TILA HPML Appraisal Rule (Dodd-Frank 2014): Appraisal not obtained by physical visit to property. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Appraisal Not Obtained Timely): Unable to determine compliance with timely delivery of valuation to borrower due to missing information. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 5.56999% or Final Disclosure APR of 5.57100% is equal to or greater than the threshold of APOR 3.35% + 1.5%, or 4.85000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit)
COMMENT: 2023/XX/14: File is missing the preliminary title to determine prior origination lender.

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings.
COMMENT: 2023/XX/14: Missing mortgage payoff statement.
										B	B	Yes	No		GA	3/XX/2020	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299747883	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3	*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. COMMENT: 2023/XX/05: Borrower funds of $XXX is insufficient to meet guidelines requirement of $XXX (12 months for subject property plus 2 additional months for financed REO).	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2023/XX/01: Initial loan application is not available in the file.	B	B	No	No		WI	3/XX/2020	Refinance	Second Home	XXX	$XXX		Non QM	Non QM
299139139	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/08: The file is missing verification of 6 months PITI reserves as required by the GS Non Prime guidelines. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: Calculated PITIA months reserves of 3.17 is less than Guideline required PITIA months reserves of 6.00.	2
*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Verification of 6 months PITI reserves as required by the GS Non Prime guidelines is missing.  The loan default tested to ATR requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Verification of 6 months PITI reserves as required by the GS Non Prime guidelines is missing.  The loan default tested to ATR requirements.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The provided loan designation is Non QM.  However,  verification of 6 months PITI reserves as required by the GS Non Prime guidelines is missing which resulted in a calculated Due Diligence Loan Designation of ATR Risk.
										B	B	Yes	No		GA	4/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298787277	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/05: Missing 12 month VOR required per guidelines.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/01: Most recent property inspection report dated 02/XX/2021 is after the FEMA disaster (.XXX) dated 02/XX/2021 but before the disaster end date of 04/XX/2020. File is missing a property inspection dated after the disaster declaration end date, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/01: Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 85.00000%.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/01: Calculated loan to value percentage of 95.00000% exceeds Guideline loan to value percentage of 85.00000%.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/01: The file is missing a copy of the Rate Lock.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/01: Shortfall of $XXX. No Replacement Cost Estimator in file.

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
COMMENT: 2023/XX/05: Missing VOR for most recent 12 months required per guidelines.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2170544) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2170545) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/01: The file is missing a copy of the Initial 1003.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a mortgage insurance payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/2170544)
COMMENT: 2023/XX/01: MIssing MI certificate to verify monthly MI payment and terms.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 04/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2170545)
COMMENT: 2023/XX/01: MIssing MI certificate to verify monthly MI payment and terms.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/01: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/05: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including Title Insurance.
										B	B	Yes	No		TX	4/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299920543	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/13: Most Recent Valuation Inspection Date: 09/XX/2020 Disaster End Date: 09/XX/2021 Disaster Name: XXX Disaster Declaration Date: 09/XX/2021 Need post disaster property inspection report showing no damage to subject property.	2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2020). (Final/10/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2020 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2020). (Final/10/XX/2020)
COMMENT: 2023/XX/13: Closing Disclosure reflects Finance Charge of $XXX  but calculated Finance Charge of $XXX. Variance = -$XXX. Lender to provide corrected CD and copy of letter sent to borrower explaining changes.
										B	B	Yes	No		NY	10/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299833707	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/01: Most recent inspection date not provided	2
*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 11/XX/2020 are underdisclosed. (Final/11/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75203) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2020)
COMMENT: 2023/XX/01: Closing Disclosure not provided to Borrower at least three (3) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75203)
COMMENT: 2023/XX/01: Valid COC or Sufficient cure not provided

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2023/XX/01: Valid COC or Sufficient cure not provided

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including Title Insurance.
										B	B	Yes	No		NJ	11/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299400162	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Desk Review not provided - EV3 *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/15: Rate lock date not provided in file. *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete COMMENT: 2023/XX/15: Missing signed initial 1003.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2020) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2020) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/15: List of Homeownership Counseling Organization was provided on 10/XX/2020, not within 3 business days of application date of 10/XX/2020.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/15: Appraisal Disclosure was provided on 10/XX/2020, not within 3 business days of application date of 10/XX/2020.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2020)
COMMENT: 2023/XX/15: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/XX/20/2020)
COMMENT: 2023/XX/15: Initial LE was provided on 10/XX/2020, not within 3 business days of application date of 10/XX/2020.
										B	B	Yes	No		AL	11/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298801166	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/15: Guideline required verification of six months PITI reserves is missing.	2
*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2020) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2020) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/02: Guideline required verification of six months PITI reserves are missing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/02: Verification of guideline required six months PITI reserves is missing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/01: The file was missing a copy of the Homeownership Counseling  disclosure or proof of the borrower's receipt within 3 days of originator application date.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/01: The file was missing the Right To Receive Copy of Appraisal disclosure or proof of the borrower's receipt within 3 days of originator application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/12/XX/2020)
COMMENT: 2023/XX/01: Initial Closing Disclosure was issued 12/XX/2020 which was within 6 days of closing date of 12/XX/2020.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2020)
COMMENT: 2023/XX/01: Earliest Loan Estimate in file is dated 10/XX/2020 which is more than 3 business days after initial application date of 09/XX/2020.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: Verification of guideline required six months PITI reserves is missing which resulted in a calculated Due Diligence Loan Designation of ATR Risk.
										B	B	Yes	No		NJ	12/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298803964	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/01: Rate lock documentation is missing *** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/14: Insufficient assets verified to meet reserve requirement. *** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/14: Missing appraisal.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/02: Missing the appraisal and evidence of sufficient funds to meet the reserve requirement.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/02: The appraisal is missing and insufficient assets verified to meet reserve requirement.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335)
COMMENT: 2023/XX/01: Zero Percent Fee Tolerance exceeded for Rate Lock Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/02: The file is missing one or more of the core documents required for a review.  Please provide a complete closing package including an Approval, AUS or 1008, Loan Estimate(s), asset documentation  and Title Insurance.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: The appraisal is missing and insufficient assets verified to meet reserve requirement.
										B	B	Yes	No		NY	1/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298562676	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/01: A full appraisal was not found in the file as required per Lender's Guidelines.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2023/XX/01: A signed and dated e-sign consent was not found.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/01: The subject property is located in a FEMA disaster area. A post disaster inspection verifying there was no damage to the subject property is required.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/01: A full appraisal is required per Lender Guidelines.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
									*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2023/XX/01: A signed and dated initial loan application was missing.	B	B	Yes	No		AL	1/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299629551	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/03: File is missing sufficient asset documentation to meet guideline reserve requirements.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: Calculated PITIA months reserves of 3.90 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.
							3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2021) - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: File is missing sufficient asset documentation to meet guideline reserve requirements.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: There are guideline deficiencies related to income and asset documentation requirements. See individual exceptions.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2021)
COMMENT: 2023/XX/13: Initial Closing Disclosure dated 2/XX/2021 was not deemed received by the borrower until 2/XX/2021 and the note date is 2/XX/2021. Verification that the borrower received the initial Closing Disclosure at least 3 business days prior to the note date was not provided.
										C	C	Yes	No		FL	2/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
299138174	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/26: The borrower has an additional financed property, which required the 12 months PITIA of the subject second home and 2 months PITIA of the additional property. Insufficient assets were verified in the loan file.

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy.
COMMENT: 2023/XX/15: The borrower has an additional financed property, which required the 12 months PITIA of the subject second home and 2 months PITIA of the additional property. Insufficient assets were verified in the loan file.

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/26: Unable to verify income due to missing W-2 and paystubs and the W-2 transcripts required by guidelines on all wage earner income.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/26: Paystubs and W-2 missing for primary borrower and the W-2 transcripts required by guidelines on all wage earner sources of income.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/15: Initial Rate lock documentation is missing from file.
							3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/15: The file is missing income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verify income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2023/XX/26: The file is missing income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The file is missing income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: The file is missing income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Rate Lock documentation is missing from file.
										C	C	No	No		MO	3/XX/2021	Refinance	Second Home	XXX	$XXX		Non QM	ATR Fail
299823833	XXX	XXX	3	3
*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX, Borrower: XXX - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) Borrower(s) is not a U.S. Citizen, and the guideline required documentation was not provided.: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/13: Borrower & Co-borrower both are not a US Citizen. Please provide VISA or Passport.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/13: The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 07/XX/2019 declared end date.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/13: Initial Rate Lock Document is missing

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/13: Hazard Insurance Policy is missing

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/13: The borrower has insufficient verified assets for the 6 month reserves required by guidelines.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/13: The file is missing the appraisal required by guidelines.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: Calculated PITIA months reserves of 1.27 is less than Guideline PITIA months reserves of 6.00. Please provide more assets document

*** (OPEN) Income Docs Missing:: Borrower: XXX, Borrower: XXX
COMMENT: 2023/XX/13: The guidelines require W-2 transcripts on all wage earner income.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/13: The guidelines require W-2 transcripts on all wage earner income.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 03/XX/2021 are underdisclosed. (Final/03/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/13: Rate lock is not updated, Please provide

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The file is missing the appraisal, income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: The file is missing the appraisal, income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) TRID Final Closing Disclosure Non Escrow Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Non Escrowed Property Costs over Year 1 of 0.00 on Final Closing Disclosure provided on 03/XX/2021 are underdisclosed. (Final/03/XX/2021)
COMMENT: 2023/XX/13: The Non Escrow Costs Year 1 were not disclosed to the borrower.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/15: Insufficient cure provided on final Closing Disclosure and no valid change of circumstance.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The file is missing the appraisal, income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.
										B	B	Yes	No		NE	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299223242	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/01: Assets were not provided in the file to meet the minimum reserve requirement of 6 months. *** (OPEN) Missing Document: Appraisal not provided COMMENT: 2023/XX/02: Full appraisal required per the guidelines and was not provided in the file. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/01: File is missing Hazard insurance policy document	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/01: File is missing signed and dated Initial 1003; application date sourced from alternate documentation.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/01: 10% tolerance was exceeded by $XXX due to increase of recording fee.  No valid COC provided, and the cure provided is insufficient. Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made.
										B	B	Yes	No		ME	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298539326	XXX	XXX	3	3
*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2009 - EV2

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2023/XX/12: E-sign Consent Agreement not in file.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/12: Rate lock document missing from file.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: File is missing sufficient assets to cover the reserve requirements as reflected in the lender guides.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/13: Failure due to missing required income docs.

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2009
COMMENT: 2023/XX/13: Verification is not within the 10 calendar days prior to the note date.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/12: Initial Rate lock document missing.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: ATR Risk

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/14: Failure due to missing required income documents

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/12: Initial 1003 is missing.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Failure due to missing required income documents
										B	B	Yes	No		PA	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298640538	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3
*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.
COMMENT: 2023/XX/15: FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: Calculated PITIA months reserves of 1.00 is less than Guideline PITIA months reserves of 6.00.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2023/XX/15: Hazard Insurance Policy & Replacement Cost Estimator is missing in loan file.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/15: Hazard Policy is missing
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/04/XX/2021)
COMMENT: 2023/XX/15: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/15: initial 1003 not executed by lender or loan officer
										B	B	Yes	No		CA	5/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299915464	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: Number of units discrepancy. - EV3

*** (OPEN) Guideline Requirement: Property type discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided - EV3

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2020 - EV3

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/14: File is missing income documents and the appraisal.

*** (OPEN) Guideline Requirement: Number of units discrepancy.
COMMENT: 2023/XX/12: Unable to verify as appraisal is missing.

*** (OPEN) Guideline Requirement: Property type discrepancy.
COMMENT: 2023/XX/12: Unable to verify as appraisal is missing.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/28: borrower paystub is missing from file

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/28: Failure due to missing paystub and Verification of employment within 10 calendar dates prior to note date.

*** (OPEN) Missing Document: Verification of Rent (VOR) / Verification of Mortgage (VOM) not provided
COMMENT: 2023/XX/28: File is missing borrowers recent 12 month rental payment history prior to the note date as required by lender guides.

*** (OPEN) Verification(s) of employment is not within 10 calendar days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2020
COMMENT: 2023/XX/28: TWN provided is not dated within 10 calendar days prior to the note date for the current employment.
							3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/14: Failure due to missing income documents and appraisal

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: ATR Risk

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/14: Failure due to missing income documents and appraisal

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/12: Missing rate lock documentation.

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted.
COMMENT: 2023/XX/12: Unable to verify as appraisal is missing.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/12: List of Homeownership Counseling Organizations not provided to applicant within three  business days of application.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/12: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
COMMENT: 2023/XX/12: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
COMMENT: 2023/XX/12: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/04/XX/2021)
										C	C	Yes	No		NE	5/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
298540421	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2023/XX/12: : E-sign Consent Agreement is missing.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/13: The borrower has insufficient verified assets for the 6 month reserves required by guidelines.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/13: The file is missing the appraisal required by guidelines.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: The borrower has insufficient verified assets for the 6 month reserves required by guidelines.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The file is missing the appraisal and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: The file is missing the appraisal and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2023/XX/12: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The file is missing the appraisal and asset documents required by guidelines, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.
										B	B	Yes	No		GA	5/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299868371	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2 *** (OPEN) Income documentation requirements not met. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/13: Rate Lock document missing

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/03: The borrower has insufficient verified assets for the 6 month reserves required by guidelines.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: Guideline required reserves of 6 months was not met

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The file is missing income and asset documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: The file is missing income and asset documents, causing the loan to waterfall through the QM Testing.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Initial 1003 document missing.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The file is missing income and asset documents, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021)
COMMENT: 2023/XX/05: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2023/XX/13: Appraisal fee was last disclosed as $XXXon Loan Estimate but disclosed as $XXX Buyer Before closing/ $XXX t closing on Final Closing Disclosure. File does not contain a valid change of circumstance for this fee, no cure provided.
										B	B	Yes	No		GA	5/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
298953759	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV2 *** (OPEN) Income documentation requirements not met. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/15: Initial Rate Lock document is missing from the file. Please provide. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/15: Hazard Insurance Policy is missing in file, Please provide. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/13: The guidelines require W-2 transcripts on all wage earner income. *** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/13: The guidelines require W-2 transcripts on all wage earner income.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Initial Rate Lock document is missing from the file.  Please provide.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: The file is missing income documents, causing the loan to waterfall through the QM Testing, resulting in a Loan Designation discrepancy.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/05/XX/2021)
COMMENT: 2023/XX/15: Closing Disclosure issued on 05/XX/2021 was not received by Borrower(s) at least three (3) business days prior to closing on 05/XX/2021.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/15: 10% tolerance was exceeded by $XXX due to addition of Endorsement, Courier, Sub Escrow, and Wire fees.  No valid COC provided and insufficient cure provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2023/XX/15: Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee, and insufficient cure provided at closing.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: The file is missing income documents required by guidelines, causing the loan to waterfall through the QM Testing.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2021). (Final/05/XX/2021)
COMMENT: 2023/XX/05: Disclosure reflects a Finance Charge of $XXX but the calculated Finance Charge is $XXX, which is a variance of $XXX.  Lender to provide corrected CD and copy of the change of circumstance letter sent to borrower explaining the changes.
										B	B	Yes	No		AL	5/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299616813	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) Missing Document: Appraisal not provided - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/13: Post Disaster Inspection report is not provided Disaster end date 07/XX/2019.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/13: Missing asset documentation for the required 6 months minimum reserves.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: Missing asset documentation for the required 6 months minimum reserves.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/13: Appraisal report is not provided.
							2
*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Based on the loan failing one or more guideline components, the loan is at ATR risk due to missing asset documentation for the required 6 months minimum reserves.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Due to missing asset documentation for the required 6 months minimum reserves.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Lender Initial 1003 is not provided.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to missing asset documentation for the required 6 months minimum reserves.
										B	B	Yes	No		NE	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298495878	XXX	XXX	3	1			2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Initial 1003 for both the borrowers is missing

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater.
COMMENT: 2023/XX/13: State Compliance

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/13: LE dated 5/XX/2021 indicates Title-settlement fee, Lenders title and recording service fee increased to amount of $XXX which increased 10% tolerance or exceeded the limit of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Closing Protection Letter Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7562)
COMMENT: 2023/XX/13: Title- Closing protection letter fee increased on 6/XX/2021 CD
										B	B	Yes	No		MS	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298609587	XXX	XXX	3	3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2020 - EV3 *** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3
*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2020
COMMENT: 2023/XX/15: Provide Supporting document to verify Start & End date of Previous Employment to complete 2 yrs Employment History.

*** (OPEN) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/15: As per Matrix for Purchase Investment max LTV is 80% & calculated LTV exceeds threshold limit.

*** (OPEN) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/15: As per Matrix for Purchase Investment max LTV is 80% & calculated LTV exceeds threshold limit.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/15: Provide signed & dated Rate Lock Agreement.
							2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2023/XX/15: Provide Right To Receive Appraisal Disclosure signed with 3 business days of application.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/15: Provide Initial 1003's of both borrowers.
										B	B	No	No		GA	7/XX/2021	Purchase	Investment	XXX	$XXX		N/A	N/A
298621370	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete - EV2	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required. *** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required. *** (OPEN) Incomplete Document: 1003 Initial - Lender's is incomplete COMMENT: 2023/XX/15: Provided Initial Lender's 1003 is not signed and dated by the Borrower and Loan originator.	3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2021 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/07/XX/2021) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2021) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: Loan Designation discrepancy due to missing tax transcripts. See individual exceptions.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: ATR impacted due to missing tax transcripts

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: ATR Impact due to missing tax transcripts. See individual exceptions.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 07/XX/2021 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/07/XX/2021)
COMMENT: 2023/XX/15: Closing Disclosure estimated to be provided on 07/XX/2021 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2021)
COMMENT: 2023/XX/15: There is no evidence the borrower received the initial Closing Disclosure timely due to missing signature date.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2023/XX/15: Closing Disclosure provided on or after 07/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2023/XX/15: Zero Percent Fee Tolerance exceeded for Appraisal Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Sufficient or excess cure was provided to the borrower at Closing.
										C	C	No	No		GA	7/XX/2021	Purchase	Second Home	XXX	$XXX		Non QM	ATR Risk
299809226	XXX	XXX	3	3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2020 - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2020 COMMENT: 2023/XX/13: Prior Employment VVOE missing in file *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/13: Reserves is less than the Guideline PITIA months reserves.	2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204) - EV2

*** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Wire / Funding / Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77204)
COMMENT: 2023/XX/13: The Wire Funding fee amount of the Final CD of $XXX was not disclosed on the LE and a valid COC or sufficient cure was not provide in the file.

*** (CLEARED) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
COMMENT: 2023/XX/06: Individual Loan Originator NMLS no Active
										B	B	Yes	No		GA	7/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298685734	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Credit Exception: - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/03: Insufficient assets for reserves.

*** (OPEN) Credit Exception:
COMMENT: 2023/XX/15: After a gap of employment, the borrower is required to employed at their current job for 6 months. The borrower has only been employed at their current place of work for 2.64 months after a gap of 1 year.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/15: Insufficient assets for reserves.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.
							3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,646.27 on Final Closing Disclosure provided on 07/XX/2021 are underdisclosed (Final/07/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2021, prior to three (3) business days from transaction date of 07/XX/2021. - EV1

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: Loan Designation discrepancy due to missing income documentation, missing 2 year employment history and insufficient assets. See individual exceptions.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: ATR is impacted due to missing income documentation, missing 2 year employment history and insufficient assets as required by Guidelines. See individual exceptions.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: There is an ATR impact due to missing income documentation, missing 2 year employment history and insufficient assets. See individual exceptions.

*** (OPEN) TRID Final Closing Disclosure Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 7,646.27 on Final Closing Disclosure provided on 07/XX/2021 are underdisclosed (Final/07/XX/2021)
COMMENT: 2023/XX/13: Annual property costs on page 4 of the CD are $XXX, and should be $XXX.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/13: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/13: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
										C	C	Yes	No		GA	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
299120174	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2023/XX/15: E-Sign Consent Agreement is not provided. *** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/15: Initial Rate Lock document is not provided. *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2023/XX/15: Hazard Insurance Policy is not provided for subject property. *** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/15: Hazard Insurance Policy is not provided for subject property.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75181) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/15: Lender's Initial 1003 is not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2021)
COMMENT: 2023/XX/15: Initial Closing Disclosure dated 07/XX/2021 is not signed and dated.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Wire /Funding/ Disbursement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75206)
COMMENT: 2023/XX/15: File does not contain a valid COC for this fee, cure not provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Recording Service Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75197)
COMMENT: 2023/XX/15: File does not contain a valid COC for this fee, cure not provided at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Attorney Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75181)
COMMENT: 2023/XX/15: File does not contain a valid COC for this fee, cure not provided at closing.
										B	B	Yes	No		GA	7/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299435734	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/16: Loan amounts < $XXX require a secondary valuation product.	2
*** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.: Date Issued: 08/XX/2021 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	No		CA	8/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299681960	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Subject Property is greater than 10 acres.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2021 - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/15: Evidence of Rate Lock date was not provided.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/15: Hazard Insurance Policy was not provided for subject property.

*** (OPEN) Subject Property  is greater than 10 acres.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2021
COMMENT: 2023/XX/15: Guidelines allow for properties up to 20 acres, the subject property is 38.7 acres.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/08: Guidelines require reserves of 6 months of PITIA. There were no assets verified.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: Guidelines require reserves of 6 months of PITIA. There were no assets verified.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2021) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Guidelines require reserves of 6 months of PITIA. There were no assets verified.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Guidelines require reserves of 6 months of PITIA. There were no assets verified.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2021)
COMMENT: 2023/XX/15: The Loan Estimate provided 8/XX/2021 was not signed or dated by the borrower. Unable to confirm that the borrower received the Loan Estimate provided 8/XX/2021 at least four business days prior to the closing date of 8/XX/2021.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Guidelines require reserves of 6 months of PITIA. There were no assets verified.
										B	B	Yes	No		KS	8/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299615743	XXX	XXX	3	3
*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3

*** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 8354.00 - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2
						*** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/13: Calculated reserves are insufficient to meet the guidelines reserve requirement for this loan type. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/13: Calculated reserves are insufficient to meet the guidelines reserve requirement for this loan type. *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2023/XX/13: Loan file missing W2 transcripts. *** (OPEN) Income documentation requirements not met. COMMENT: 2023/XX/13: Loan file missing W2 transcripts.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Loan file is missing W2 transcripts and assets required by the guidelines to fulfil the reserves requirements, causing the loan to waterfall through the QM testing.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Loan file is missing W2 transcripts and assets required by the guidelines to fulfil the reserves requirements, causing the loan to waterfall through the QM testing.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Loan file is missing W2 transcripts and assets required by the guidelines to fulfil the reserves requirements, causing the loan to waterfall through the QM testing resulting in a Loan Designation discrepancy.
										B	B	Yes	No		GA	9/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299646176	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/03: Asset documentation requirements not met due to missing evidence of cash from Borrower of $XXX and evidence of 12 months PITIA Reserves.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/15: All conditions were not met due to missing Appraisal.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement
COMMENT: 2023/XX/15: Provide missing E-sign Consent Agreement.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/15: Provide missing Initial Rate Lock date.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/15: Provide missing Appraisal.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: Calculated PITIA months reserves of 0.00 months is less than Guideline PITIA 12.00 months reserves.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/03: Client has advised that review is complete and no further exception activity is required.
							3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/15: Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk due to missing evidence of Cash From Borrower, 12 months Reserves, and missing Social Security Awards Letter.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Based on the loan failing the income and asset guideline components, the loan is at ATR risk.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: There are guideline deficiencies related to income and asset doc requirements which could result in a risk to the borrower's ability to repay.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Provide missing Last Rate Set and Initial Rate Lock Date.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2023/XX/15: Provide missing fully executed Affiliated Business Arrangement Disclosure evidencing receipt by the Borrower within three business days of loan application.
										C	C	Yes	No		CA	9/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Risk
299623021	XXX	XXX	3	1			1			A	A	Yes	No		SD	10/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299374624	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3 *** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2
*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2023/XX/15: The Asset Statement within the loan file is over 120 days from Note date.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/15: The guidelines require 12 Months reserves on Subject for an Investment Property, along with 2 months each Financed Property.

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy.
COMMENT: 2023/XX/15: The guidelines require 12 Months reserves on Subject for an Investment Property, along with 2 months each Financed Property.

*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date.
COMMENT: 2023/XX/15: The Hazard Insurance Declaration page within the loan file reflects a policy end date of 12/XX/2021 within 90 days of Note date.
							1			A	A	No	No		WI	10/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299130814	XXX	XXX	3	3	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021 - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3	*** (OPEN) Aged document: Primary Valuation is older than guidelines permit: Valuation Type: Appraisal / Valuation Report Date: 05/XX/2021 COMMENT: 2023/XX/15: 1025 is required to be within 120 days from the note date.	2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2	*** (OPEN) Missing Document: Missing Lender's Initial 1003 COMMENT: 2023/XX/15: Initial 1003 signed by the originator not provided.	B	B	No	No		WI	10/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299480245	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Missing Document: Appraisal not provided - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (CLEARED) Guideline Requirement: Combined loan to value discrepancy. - EV1

*** (CLEARED) Guideline Requirement: Loan to value discrepancy. - EV1

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/16: Subject property has not been inspected however the FEMA disaster (XXX) dated 10/XX/2016 through  10/XX/2016.  File is missing a property inspection dated after the disaster, or the lender's Rep and Warranty attestation along with visible confirmation that the subject property was not damaged.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/16: Hazard Insurance Policy not provided.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/08: Sufficient asset documentation is missing to support the required reserves.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: Sufficient asset documentation is missing to support the required reserves.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/08: File is missing a complete interior/exterior appraisal.

*** (CLEARED) Guideline Requirement: Combined loan to value discrepancy.
COMMENT: 2023/XX/08: Missing appraisal

*** (CLEARED) Guideline Requirement: Loan to value discrepancy.
COMMENT: 2023/XX/08: Missing appraisal
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Initial rate lock is missing

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Failure due to missing asset and appraisals.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Failure due to missing assets, appraisal and secondary appraisal

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/16: Lender's Initial 1003 missing.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2023/XX/16: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Failure due to missing assets, appraisal and secondary appraisal
										B	B	Yes	No		GA	10/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299464555	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/15: Six months reserves required.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Rate Lock document not located in file.

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower.
COMMENT: 2023/XX/15: Signed and Dated Arm Disclosure not located in file.

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower.
COMMENT: 2023/XX/15: Charm booklet not located in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Rate Lock Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7335)
COMMENT: 2023/XX/15: Final Closing Disclosure reflects Rate Access fee is $XXX
										B	B	Yes	No		ME	10/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299462900	XXX	XXX	3	3	*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Initial Rate Lock rate date is not documented in file. COMMENT: 2023/XX/15: Provide evidence of rate lock with rate lock date present. *** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/08: Provide two months most recent bank statements to support verification of 6 months reserves as required by Investor guidelines. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: Guidelines require six months of reserves for this transaction. Lender failed to obtain statements to verify two month average of six months reserves.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561) - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Provide evidence of rate lock with rate lock date present.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: Loan fails ATR due to missing verification of six months reserves as required by Investor Guidelines.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: Loan fails ATR due to missing verification of six months reserves as required by Investor Guidelines.

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
COMMENT: 2023/XX/15: Note late charge percent of 5.00000% exceeds the state maximum of 2%..

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2023/XX/15: Insufficient or no cure was provided to the borrower. File is missing a valid changed in circumstance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2023/XX/15: Insufficient or no cure was provided to the borrower. File is missing a valid changed in circumstance.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7561)
COMMENT: 2023/XX/15: Insufficient or no cure was provided to the borrower. File is missing a valid changed in circumstance.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Loan fails ATR due to missing verification of six months reserves as required by Investor Guidelines.
										B	B	Yes	No		NY	11/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299572653	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV2

*** (OPEN) Income documentation requirements not met. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2020 - EV2

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/16: The Property is located in a FEMA disaster area. Provide a post-disaster inspection verifying there were no damage. The inspection must include exterior photos and the property must be re-inspected on or after 09/XX/2021 declared end date.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/13: Insufficient reserves.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/13: Asset documentation requirements not met. As per Guideline we need 6 months Reserves.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/13: Missing or unacceptable income documentation. See individual exceptions.
							2
*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate.: Date Issued: 11/XX/2021 - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Guidelines violations cause by missing or unacceptable income documentation and insufficient assets. See individual exceptions.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: ATR impact caused by missing or unacceptable income documentation and insufficient assets. See individual exceptions.

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%.
COMMENT: 2023/XX/16: New York Late Charge: Note late charge percent of 5% exceeds the state maximum of 2%.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Loan Designation discrepancy due to missing or unacceptable income documentation and insufficient assets. See individual exceptions.
										B	B	Yes	No		NY	11/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298842832	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Missing Document: Hazard Insurance Policy not provided COMMENT: 2023/XX/10: Hazard Insurance policy is missing in this loan file.	2
*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/10: Initial 1003 is missing in this loan file.

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater.
COMMENT: 2023/XX/10: Note late charge of 5% exceeds state maximum of 4% or $XXX.
										B	B	Yes	No		MS	12/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299097277	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2021) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2021) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2023/XX/15: Homeownership Counseling Organizations not provided to borrower within 3 days of the loan application date.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/15: Right to receive a copy of the appraisal disclosure not provided to borrower within 3 days of the loan application date.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2021)
COMMENT: 2023/XX/15: Waiver not on file

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2021)
COMMENT: 2023/XX/15: Initial Loan Estimate not provided to borrower within 3 days of the loan application date.
										B	B	Yes	No		MO	12/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298817798	XXX	XXX	3	3
*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3

*** (OPEN) Asset documentation requirements not met. - EV2

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV2

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV2

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2

*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/16: Provide evidence of rate lock date.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/16: Provide evidence of the Homeowners Insurance Policy effective at time of closing with sufficient coverage.

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/08: Missing 2 months bank statements and short reserves.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX
COMMENT: 2023/XX/08: Only 1 month provided.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2023/XX/08: Only 1 month provided.

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/08: Provide evidence of two months bank statements to support verification of six months reserves for subject property as required by guidelines.
							3
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
COMMENT: 2023/XX/16: Provide evidence that Borrower was provided the South Carolina Compliant Agency Disclosure.

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Provide evidence of rate lock date.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/16: Missing 2 months bank statements and short reserves.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/16: Missing 2 months bank statements and short reserves.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/16: Provide evidence of dated original initial loan application.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: Missing 2 months bank statements and short reserves.
										C	C	Yes	No		SC	12/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299996283	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX - EV3 *** (OPEN) Missing Document: Account Statements - Personal not provided - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2023/XX/16: File is missing 2 consecutive months for all bank accounts. Only 1 month was provided.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/16: Failure due to missing secondary valuation.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX, Financial Institution: XXX // Account Type: Savings / Account Number: XXX, Financial Institution: XXX // Account Type: Individual Retirement Account (IRA) / Account Number: XXX, Financial Institution: XXX // Account Type: Stocks / Account Number: XXX
COMMENT: 2023/XX/16: File is missing 2 consecutive months for all bank accounts. Only 1 month was provided.

*** (OPEN) Missing Document: Account Statements - Personal not provided
COMMENT: 2023/XX/16: File is missing 2 consecutive months for all bank accounts. Only 1 month was provided.
							1			A	A	No	No		CA	12/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299939988	XXX	XXX	1	1			1			A	A	No	No		AZ	1/XX/2022	Purchase	Investment	XXX	$XXX		N/A	N/A
299617261	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Approval not provided - EV3	*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/15: Loan amounts < $XXX require a secondary valuation product. *** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2023/XX/15: The E-Sign Consent Agreement is missing for subject transaction. There is a E-sign Consent found in the file date 11/XX/2016. *** (OPEN) Missing Document: Approval not provided COMMENT: 2023/XX/12: Approval is Missing	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2021)
COMMENT: 2023/XX/12: There is no evidence the borrower received a copy of the valuation report.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2023/XX/12: Zero Percent Fee Tolerance exceeded for Survey Fee. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
										B	B	Yes	No		FL	1/XX/2022	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299899018	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3 *** (OPEN) Asset documentation requirements not met. - EV2 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV2 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2023/XX/15: The file does not contain an appraisal or inspection. *** (OPEN) Asset documentation requirements not met. COMMENT: 2023/XX/08: File does not contain any asset documentation and guidelines require verification of 6 months reserves. *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/08: File does not contain any asset documentation and guidelines require verification of 6 months reserves.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV2

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV1

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/15: ATR failure due to insufficient asset documentation.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/15: ATR failure is due to insufficient asset documentation to verify guidelines requirement of verification of 6 months reserves.

*** (CLEARED) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2023/XX/13: ATR failure is due to missing asset documentation.
										B	B	Yes	No		ME	2/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299580425	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/16: Loan is reviewed to Non QM guidelines and an Appraisal is required but not provided in the loan file.

*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date.
COMMENT: 2023/XX/16: The subject property located in disaster area and recent Disaster declaration was updated 4/XX/2023 however no end date provided.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/16: Required Initial rate lock document which is missing from the file.

*** (OPEN) Missing Document: Hazard Insurance Policy not provided
COMMENT: 2023/XX/16: Required Hazard Insurance Policy document which is missing from the file.
							2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/16: Required Initial Rate Lock document which is missing from the file.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/16: Required Initial 1003 document which is missing from thee file.
										B	B	Yes	No		CA	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299009542	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan. - EV1

*** (CLEARED) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 4.21662% or Final Disclosure APR of 4.21700% is equal to or greater than the threshold of APOR 2.40% + 1.5%, or 3.90000%.  Non-Compliant Higher Priced Mortgage Loan. - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2021 which is 3 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1

*** (CLEARED) TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2022) - EV1

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2023/XX/15: Rate lock date has not been confirmed from COC deal notes and rate agreement.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2023/XX/15: No cure or valid COC provided

*** (CLEARED) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan (2013): Mandatory escrow account not established on 1st lien mortgage loan.
COMMENT: 2023/XX/06: Escrow established for HOI but borrower is exempt from paying taxes.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2023/XX/06: Missing application date, unable to confirm compliance.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/06: Missing application date.

*** (CLEARED) TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2023/XX/06: Missing application date.

*** (CLEARED) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/02/XX/2022)
COMMENT: 2023/XX/06: Missing application date.
										B	B	Yes	No		NE	3/XX/2022	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298679451	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2023/XX/12: The file is missing one or more of the core documents required for a review.  Please provide an initial, Approval, 1008 or AUS, income veriifcation, asset verification and an origination credit report.
										D	D		No		FL	12/XX/2021	Purchase	Investment	XXX	$XXX		N/A
298950641	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/11: Guidelines require 6 months reserves.	2
*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 4.09774% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or 1.09774%). - EV2
										B	B	Yes	No		CA	12/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298757634	XXX	XXX	3	3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement COMMENT: 2023/XX/11: E-sign Consent Agreement is missing. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2023/XX/11: Fraud report is missing *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX COMMENT: 2023/XX/11: Fraud report is missing .	1			A	A	No	No		CA	11/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299965812	XXX	XXX	3	3
*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Incomplete Document: 1003 Final is incomplete - EV3

*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, MA - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, FL XXX - EV3

*** (OPEN) The Flood Insurance Policy effective date is after the Note Date. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2023/XX/12: Assets are insufficient for closing and reserves. Bank statements are missing for assets stated in 1003

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy.
COMMENT: 2023/XX/12: Assets of $XXX is required for reserves.

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2023/XX/12: Third Party Verification is missing for XXX and XXX reflecting dates of operation and verifying business were operational at the time of closing.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/12: File is missing the following income documents: Signed/dated 2020/2019 1040's, XXX - Signed/dated 1120's, 2019 K1, year to date P&L/Balance Sheet and a 3rd party verification reflecting the dates of operation and business is still operational at closing. XXX - signed/dated 2020/2019 1120's, 2019 K1, year to date P&L/Balance Sheet and a 3rd party verification reflecting the dates of operation and business is still operational at closing.

*** (OPEN) Incomplete Document: 1003 Final is incomplete
COMMENT: 2023/XX/12: Final 1003 for borrower(XXX) in file however final 1003 for co-borrower(XXX - the second person who signed the note) is missing in file.

*** (OPEN) Initial Rate Lock rate date is not documented in file.
COMMENT: 2023/XX/12: Rate lock is missing in file

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/12: Appraisal report is missing in file for subject property.

*** (OPEN) Missing Document: Credit Report not provided
COMMENT: 2023/XX/12: Credit report is missing for XXX.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2023/XX/12: Fraud report is missing for both borrowers.

*** (OPEN) REO Documents are missing.: Address: XXX, MA
COMMENT: 2023/XX/12: REO documents are missing for primary property.

*** (OPEN) REO Documents are missing.: Address: XXX, FL XXX
COMMENT: 2023/XX/12: 1007 is missing for subject property

*** (OPEN) The Flood Insurance Policy effective date is after the Note Date.
COMMENT: 2023/XX/12: Flood insurance policy effective date is after note date.
							2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2023/XX/12: Right to Receive a Copy of appraisal is missing in file.

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/12: Initial 1003 is missing for both borrowers

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2023/XX/12: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
										B	B	No	No		FL	11/XX/2021	Purchase	Investment	XXX	$XXX		N/A	N/A
298617003	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) E-sign Consent Agreement is missing.: Disclosure: E-Sign Consent Agreement - EV3

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3

*** (OPEN) Guideline Requirement: Available for Reserves discrepancy. - EV3

*** (OPEN) Missing Document: Appraisal not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, WA - EV3
						*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2023/XX/11: REO documents were not provided to verify the debt ratio.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2021) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109) - EV2

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021) - EV1

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2021)
COMMENT: 2023/XX/11: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Mortgage Broker Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73109)
COMMENT: 2023/XX/11: The Mortgage Broker fee amount of the Final CD of $XXX was not disclosed on the LE and a valid COC or sufficient cure was not provide din the loan file.

*** (CLEARED) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 09/XX/2021 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 09/XX/2021). (Final/09/XX/2021)
COMMENT: 2023/XX/28: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.
										B	B	Yes	No		WA	9/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298464069	XXX	XXX	3	3	*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3
*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2023/XX/12: The required Appraisal was not provided in the loan file

*** (OPEN) Guideline Requirement: PITIA reserves months discrepancy.
COMMENT: 2023/XX/12: Guideline required reserves of 9 months was not met

*** (OPEN) Missing Document: Fraud Report not provided
COMMENT: 2023/XX/12: The file was missing a copy of the required fraud report including all interested parties to the transaction.  Provide a fraud report to include the borrowers, seller, listing and selling agents, the appraiser, and the loan originator, as required by the guidelines.

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX
COMMENT: 2023/XX/12: The file was missing a copy of the required fraud report including all interested parties to the transaction.  Provide a fraud report to include the borrowers, seller, listing and selling agents, the appraiser, and the loan originator, as required by the guidelines.
							1
*** (CLEARED) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV1

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 06/XX/2021. - EV1

*** (CLEARED) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s).
COMMENT: 2023/XX/13: Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 06/XX/2021 on right to cancel document. RTC disclosed incorrect transaction and/or expiration date.

*** (CLEARED) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 06/XX/2021.
COMMENT: 2023/XX/13: Subject loan transaction disbursed on 06/XX/2021, prior to three (3) business days from transaction date of 06/XX/2021 on right to cancel document.
										A	A	Yes	No		CO	6/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299474565	XXX	XXX	3	3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: Loan to value discrepancy. - EV3 *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. - EV3	*** (OPEN) Guideline Requirement: Combined loan to value discrepancy. COMMENT: 2023/XX/11: CLTV of 101.00952% exceeds the guideline maximum of 90% *** (OPEN) Guideline Requirement: Loan to value discrepancy. COMMENT: 2023/XX/11: LTV of 101.00952% exceeds the guideline maximum of 90% *** (OPEN) Guideline Requirement: PITIA reserves months discrepancy. COMMENT: 2023/XX/11: Verified assets eligible for reserves are less than the 6 months coverage required.	2
*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2021) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2021 not received by borrower at least four (4) business days prior to closing. (Interim/03/XX/2021)
COMMENT: 2023/XX/11: The file does not contain evidence the LE dated 3/XX/2021 was received by borrower at least 4 business days prior to closing
										B	B	Yes	No		MO	3/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299182983	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3
*** (OPEN) Credit Exception:
COMMENT: 2023/XX/12: Known Loan Defect:  The mortgage file lacked the following required documentation: *Origination credit report with identification number ending -XXX *Evidence the Borrower's social security income is 100% non-taxable *Additional year's tax returns - Desktop Underwriter condition 13 required two years' tax returns to document the self-employment income (Schedule C). Only the 2016 tax return was in file. *Evidence the Borrower is not obligated on the installment debt with XXX for $XXX per month as shown on the Borrower's bank statements.

*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected.
COMMENT: 2023/XX/13: The subject property is located in a FEMA Disaster area post-close.  A post-disaster inspection verifying there was no damage to the subject property is required.

*** (OPEN) Missing Document: Appraisal not provided
COMMENT: 2023/XX/13: File is missing appraisal report.
							1			A	A	Yes	No		FL	12/XX/2017	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298734283	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/12: 2018 Tax return was not signed. Missing verification of employment. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/14: The subject property is located in a FEMA Disaster area post-close. A post-disaster inspection verifying there was no damage to the subject property is required.	1			A	A	Yes	No		FL	6/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Non QM
299918208	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3
*** (OPEN) Credit Exception:
COMMENT: 2023/XX/12: Known defect:  Tape S&D Defect Description: 1) The stability of the Borrower's income was not established. 2) The mortgage file submitted for quality control review lacked the following required documentation: a) Purchase contract for the subject transaction reflecting a sales price of $XXX per the Closing Disclosure was not found in the file b) Satisfactory verification of the existence of the Borrower's business (XXX) within 30 days of closing
Comment Type
Internal

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/14: The subject property is located in XXX which is in a FEMA disaster area that does not have a declared end date.  The appraisal was performed after the FEMA declaration start date but prior to the declared end date.

*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided
COMMENT: 2023/XX/25: Mortgage Insurance Certificate missing in the file.
							1			A	A	Yes	No		NY	7/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
298689021	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Other not provided - EV3
*** (OPEN) Credit Exception:
COMMENT: 2023/XX/12: Known defect:  The Borrower does not have sufficient income to support the total monthly obligations. *The mortgage file lacked the following required documentation: Mortgage Insurance (MI) Certificate. *The Borrower's capacity to repay the subject mortgage and all other monthly obligations was not established.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/13: No post disaster inspection provided for subject property validating property was not affected by disaster ending on 11/XX/2020.  Appraisal was completed. 04/XX/2019.

*** (OPEN) Missing Document: Other not provided
COMMENT: 2023/XX/18: The addendum to the final Closing Disclosure is missing that verified the debts to be paid off at closing.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2019) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2019) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003
COMMENT: 2023/XX/13: Initial 1003 application is missing in file.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/05/XX/2019)
COMMENT: 2023/XX/13: Mortgage insurance is escrowed and HOA is not.
										B	B	Yes	No		CA	5/XX/2019	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299383694	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2023/XX/13: Calculated Available for Reserves of $XXX is less than AUS Available for Reserves of $XXX.as  XXX Retirement document not  provided for $XXX for borrower as per AUS

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2023/XX/13: Calculated qualifying asset balance of $XXX is less than AUS qualifying asset balance of $XXX. Retirement document not  provided for $XXX for borrower as per AUS

*** (OPEN) Credit Exception:
COMMENT: 2023/XX/12: Retirement account was not provided.  And negative rental income was higher then lender accounted for.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/13: The subject property is located in a FEMA Disaster area. A post disaster inspection verifying  there was no damage to the subject  property is required
							2
*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2018) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold. (Final/08/XX/2018)
COMMENT: 2023/XX/13: Final Closing Disclosure provided on 08/XX/2018 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 08/XX/2018).  The disclosed Total of Payments in the amount of $XXX is under disclosed by $XXX compared to the calculated total of payments of $XXX which exceeds the $XXX threshold.
										B	B	Yes	No		FL	8/XX/2018	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299831626	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/12: Known defect: 1) Evidence of Subordination or Release of Existing Lien Not Provided. 2) Undisclosed Liability *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2023/XX/14: No post disaster inspection provided with photos validating subject property was not affected by disaster ending on 08/XX/2021.	3
*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX/Schedule C) - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2021) - EV2

*** (OPEN) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/20: Appendix Q requires most recent prior two years tax returns.  However, only one year was provided.which resulted in a Due Diligence Loan Designation of ATR Fail.

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX/Schedule C)
COMMENT: 2023/XX/20: Appendix Q requires most recent prior two years tax returns.  However, only one year was provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/03/XX/2021)
COMMENT: 2023/XX/14: Initial CD Issued less than 6 days prior to closing and received by the borrower less than 3 business days prior to closing.
										C	C	Yes	No		CA	3/XX/2021	Refinance	Primary	XXX	$XXX		Non QM	ATR Fail
299173531	XXX	XXX	3	3	*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2021 - EV3 *** (OPEN) Credit Exception: - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3
*** (OPEN) Borrower has been on current job less than 2 years, and prior employment history was not documented as required.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2021
COMMENT: 2023/XX/13: Borrower has been on current job less than 2 years, and prior employment history was not documented as required.

*** (OPEN) Credit Exception:
COMMENT: 2023/XX/12: Self-employment was not documented per guidelines.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2023/XX/13: No post disaster inspection provided with photos to validate subject property was not affected.  Appraisal was completed on 05/XX/2021.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/05/XX/2021) - EV2

*** (OPEN) Fannie Mae 2014 - 3% Points and Fees: Fannie Mae 2014 3% Points and Fees Test.  Points and Fees on subject loan of 3.08925% is in excess of the investor allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an investor allowable total of $XXX (an overage of $XXX or .08925%). - EV2
										B	B	Yes	No		FL	6/XX/2021	Purchase	Primary	XXX	$XXX		Non QM	Non QM
299457360	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/19: Under disclosure is due to the lender utilizing an index value of 1.605% per the audit checklist, however the lowest index value available in the lookback period is 1.8338%.
										B	B	No	Yes	Final HUD1	OH	8/XX/2004	Purchase	Primary	XXX	$XXX
299968392	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	8/XX/2005	Purchase	Primary	XXX	$XXX
299465600	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018 - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017 - EV3
*** (OPEN) Income documentation requirements not met.
COMMENT: 2023/XX/14: VVOE is not dated within 10 business days of the note for borrower, third party verification that verifies start date for co-borrower is not provided and most recent 1040 is not dated.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2018
COMMENT: 2023/XX/14: Verification of employment is not within 10 business days of the Note

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2017
COMMENT: 2023/XX/14: Verification of employment is not within 10 business days of the Note
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12603799) - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41262% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41262%). - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure. - EV2

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12603800) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/14: The calculated DTI of 43.185% exceeds the maximum guideline requirement of 43.%

*** (OPEN) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/14: Unable to verify Sole Proprietorship income using reasonably reliable third-party records as start date is not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2023/XX/14: VVOE is not dated within 10 business days of the note for borrower, third party verification that verifies start date for co-borrower is missing and most recent 1040 is not dated, causing the loan to have a ATR risk.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2023/XX/14: VVOE is not dated within 10 business days of the note for borrower, third party verification that verifies start date for co-borrower is missing and most recent 1040 is not dated

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2023/XX/14: The calculated DTI of 43.185% exceeds the maximum guideline requirement of 43.%

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/12603799)
COMMENT: 2023/XX/14: 2 years employment history not met.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41262% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41262%).
COMMENT: 2023/XX/14: Points and Fees on subject loan of 3.41262% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2023/XX/14: Missing third party verification that verifies start date and most recent 1040 is not dated.

*** (OPEN) Acknowledgement of Borrower Receipt of Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not retain record of borrower's receipt of Notice of Special Flood Hazard Disclosure.
COMMENT: 2023/XX/14: Notice of Special Flood Hazard Disclosure is not signed by the borrower

*** (OPEN) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/12603800)
COMMENT: 2023/XX/14: Missing third party verification start date to verify employment history.
										C	C	Yes	No		NY	5/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
299431795	XXX	XXX	3	3	*** (OPEN) Credit Exception: - EV3	*** (OPEN) Credit Exception: COMMENT: 2023/XX/15: Relationship was not provided for $XXX gift.	2
*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 2,212.32 on Final Closing Disclosure provided on 10/XX/2019 are underdisclosed. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 Underdisclosed - October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Escrowed Property Costs over Year 1 of 2,212.32 on Final Closing Disclosure provided on 10/XX/2019 are underdisclosed. (Final/10/XX/2019)
COMMENT: 2023/XX/14: Escrow amounts are not reflected on final Closing Disclosure page 1 and page 2 item G.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 10/XX/2019 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/10/XX/2019)
COMMENT: 2023/XX/14: Seller Closing Disclosure did not reflect any seller paid fees.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/10/XX/2019)
COMMENT: 2023/XX/14: Page 4 of final Closing Disclosure box marked loan will have an escrow account however pages 1 & 2 are not completed with the escrow amounts.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019)
COMMENT: 2023/XX/14: Page 4 of final Closing Disclosure box marked loan will have an escrow account however pages 1 & 2 are not completed with the escrow amounts.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019)
COMMENT: 2023/XX/14: Page 4 of final Closing Disclosure box marked loan will have an escrow account however pages 1 & 2 are not completed with the escrow amounts.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2023/XX/14: The amount of Lender Credit was reduced to  -$XXX on the Initial Closing Disclosure from the amount of binding Lender Credit previously disclosed in the amount of -$XXX on Initial Loan Estimate.  The loan file did not contain a valid Change of Circumstance for the reduced credit or evidence of a tolerance cure.
										B	B	Yes	No		MI	10/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299541382	XXX	XXX	1	1			1			A	A	Yes	No		PA	8/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299299887	XXX	XXX	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010 - EV3

*** (OPEN) Title Error: Title vesting does not concur with deed - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010 - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2021/XX/23: Missing final AUS.  Unable to determine if all conditions were met.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/23: Missing inspection following FEMA declared disaster, XXX, with an end date of, 10/XX/2017.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2021/XX/23: Missing AUS with all pages, early check results used for review

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010
COMMENT: 2021/XX/24: NA for previous employment

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010
COMMENT: 2021/XX/23: 2 years employment history was verified.  Prior employment dates were not confirmed.

*** (OPEN) Title Error: Title vesting does not concur with deed
COMMENT: 2021/XX/23: Spouse is not on mortgage.

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2010
COMMENT: 2021/XX/24: NA for previous employment
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7778) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/24: File is missing the AUS, loan is waterfalling to standard ATR/QM documentation requirements

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/23: LFile is missing the required AUS required.  Loan is waterfalling to standard ATR/QM documentation and max DTI requirements of 43%

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/23: Missing a valid change of circumstance.  No cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Courier / Express Mail / Messenger Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7778)
COMMENT: 2021/XX/23: Missing a valid change of circumstance.  No cure was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7723)
COMMENT: 2021/XX/23: Missing a valid change of circumstance.  No cure was provided.
										C	C	No	No		FL	9/XX/2017	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298649507	XXX	XXX	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3
						*** (OPEN) AUS/Guideline Findings: All conditions were not met COMMENT: 2021/XX/23: Unable to determine since AUS is missing. *** (OPEN) Missing Document: AUS not provided COMMENT: 2021/XX/23: Missing AUS with all pages, early check results used for review	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8982202) - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Architectural And Engineering Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7748) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/23: File is missing the required AUS with all pages, loan is defaulting to standard ATR/QM documentation requirements.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/8982202)
COMMENT: 2021/XX/23: File missing gap letter and confirmation of employment dates from previous job to complete 2 year employment history.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for 203K Architectural And Engineering Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7748)
COMMENT: 2021/XX/23: Engineering Report Fee of $XXX paid by the Seller at Closing was not disclosed on Loan Estimate.
										C	C	Yes	No		TX	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299843969	XXX	XXX	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3

*** (OPEN) The Total Bank Statement Period months provided is less than the required # Months of Bank Statements required.: Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: <empty> - EV3

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file. - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/27: The bank statement provided is in the non-borrowing spouse's name only and there is no letter in file to indicate the borrower has unrestricted use of those assets.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/24: Chase bank statement provided is in the non-borrowing spouse's name only with no indication of joint ownership.  Therefore, these assets are excluded.  No gift letter or other explanation or documentation in file to source funds.  The loan approval indicates business assets are not acceptable to use for reserves and closing costs.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2021/XX/27: The loan approval required twelve months of bank statements to verify income.  Only two months of business bank statements were provided.

*** (OPEN) The Total Bank Statement Period months provided is less than the required # Months of Bank Statements required.: Borrower: XXX // Employment Type: Employment / Income Type: Bank Statements / Start Date: <empty>
COMMENT: 2021/XX/24: The borrower's business start date is not verified in file.  Only two months of business bank statements were provided.

*** (OPEN) The Verification of Rent (VOR) / Verification of Mortgage (VOM) is required and was not found in file.
COMMENT: 2021/XX/27: The loan approval required a VOR/VOM.  The loan application indicated the borrower had rented the current resident for one month and owned XXX for 18 years.  However, the most recent housing payment history last reported 5/2015 and there is not a verification of mortgage in the file.  6 months cancelled checks provided from Non-Borrowing spouse.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV3

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXX XXX/Bank Statements) - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 52.23453%, LTV/CLTV: 79.50000%/79.50000%, Credit Score: 657, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Other Income - Not to be used for qualifying: Qualified Mortgage (Dodd-Frank 2014): Income used to qualify borrower(s) not permitted for use under Appendix Q. (XXX XXX/Bank Statements) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2021/XX/24: Compliance report indicates loan designation to be Temp SHQM.

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2021/XX/27: There is no AUS in file and no guidelines.  Therefore, unable to determine the investor DTI ratio guideline.  1008 reflects Lender exception approved for DTI.

*** (OPEN) General Ability To Repay Provision Employment - Bank Statements: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current employment status using reasonably reliable third-party records. (XXX XXX/Bank Statements)
COMMENT: 2021/XX/27: There is no verification of employment in file; no third party verification or business license or business entity.  There is a secretary of state verification for a business name XXX; however, this no indication that the borrower has ownership and this does not match the name of the business listed on the loan application of XXX.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 52.23453%, LTV/CLTV: 79.50000%/79.50000%, Credit Score: 657, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2021/XX/27: There is not an AUS in file and no guidelines available.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/27: 1008 reflects Lender exception for DTI.  Missing Lender exception.

*** (OPEN) TIL Higher Priced Mortgage Loan Safe Harbor Test: TILA HPML appraisal Rule (Dodd-Frank 2014): Safe Harbor requirements not satisfied.
COMMENT: 2021/XX/24: Loan is waterfalling.  Compliance report indicates Temp SHQM is loan designation.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 11/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 11/XX/2019). (Final/11/XX/2019)
COMMENT: 2021/XX/27: Disclosure reflects Finance Charges of $XXX however calculated Finance Charges reflects $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2021/XX/27: Missing Valid COC and no evidence of cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/27: The only cure provided for the loan was $XXX , leaving $XXX left to be cured, or $XXX for the transfer fee.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2021/XX/27: The only cure provided for the loan was $XXX , leaving $XXX left to be cured, or $XXX for the loan discount points fee.
										C	C	Yes	No		FL	11/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Fail
299345263	XXX	XXX	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) AUS Findings: Borrower's own funds discrepancy. - EV3

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3

*** (OPEN) FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required. - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2018 - EV3

*** (OPEN) FHA requires that 1040 be signed by borrower(s).: Borrower: XXX // Document: 1040 / Tax Year: 2017 - EV3

*** (OPEN) Missing Document: Flood Insurance Policy not provided - EV3

*** (OPEN) Missing Document: Gift Letter not provided - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2021/XX/24: Per final 1003 and AUS shows gift funds of $XXX.  Unable to document proof of cash deposit on Sales contract total of  $XXX only $XXX of that amount is documented. Please provided gift letter and donor funds

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2021/XX/24: Per final 1003 and AUS shows gift funds of $XXX.  Unable to document proof of cash deposit on Sales contract total of  $XXX only $XXX of that amount is documented.

*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents)
COMMENT: 2021/XX/24: Real estate broker signature not provided not required as this was a new home by builder.

*** (OPEN) FHA Minimum Required Investment was not met.  Borrower's MRI is below minimum required.
COMMENT: 2021/XX/24: Per final 1003 and AUS shows gift funds of $XXX.  Unable to document proof of cash deposit on Sales contract total of  $XXX only $XXX of that amount is documented. Please provided gift letter and donor funds

*** (OPEN) Missing Document: Flood Insurance Policy not provided
COMMENT: 2021/XX/24: Flood application received not binder.  Application does not have dwelling coverage.

*** (OPEN) Missing Document: Gift Letter not provided
COMMENT: 2021/XX/24: Per final 1003 and AUS shows gift funds of $XXX.  Unable to document proof of cash deposit on Sales contract total of  $XXX only $XXX of that amount is documented. Please provided fully executed gift letter and donor funds.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of HUD Safe Harbor QM does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/24: File is missing the required minimum statutory investment requirement of assets verification required. Loan is waterfalling to standard ATR/QM documentation and max DTI requirements of 43%

*** (OPEN) HUD QM AU Finding Fail: HUD Qualified Mortgage (Dodd-Frank 2014): Subject loan is not eligible to be insured or guaranteed by FHA.
COMMENT: 2021/XX/24: File is missing the required minimum statutory investment requirement of assets verification required. Loan is waterfalling to standard ATR/QM documentation and max DTI requirements of 43%

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2021/XX/24: File is missing the required minimum statutory investment requirement of assets verification required. Loan is waterfalling to standard ATR/QM documentation and max DTI requirements of 43%

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2021/XX/24: Missing signature on most recent 2 yrs Signed and Dated Personal Tax returns (with Sched C)

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2021/XX/24: Notice provided date 2/XX/2020 and should not be less than 02/XX/2020

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/24: Missing valid coc or cure to borrower
										C	C	Yes	No		FL	2/XX/2020	Purchase	Primary	XXX	$XXX		HUD Safe Harbor QM	Non QM
298902128	XXX	XXX	3
*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2017 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2015 - EV3
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM (GSE/Agency Eligible).
COMMENT: 2021/XX/24: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Temporary HPQM

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/24: Transfer Tax Fee of $XXX paid by the Seller reflected on the Seller CD was not disclosed on Loan Estimate.
										B	C	No	No		SC	9/XX/2019	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary HPQM (GSE/Agency Eligible)
299965234	XXX	XXX	1				1			A	A	No	No		NV	3/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
298680999	XXX	XXX	1		*** (OPEN) AUS Findings: Property type discrepancy. - EV3 *** (OPEN) Credit Exception: - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 1073/465 used for incorrect Subject property type.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2020 - EV2	*** (OPEN) Credit Exception: COMMENT: 2021/XX/23: Missing documents are located in loan number XXX and need to be added to this loan for property XXX,	1			A	A	No	No		NV	3/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
299633256	XXX	XXX	2				2
*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/06/XX/2020)
COMMENT: 2021/XX/25: Final Closing Disclosure provided on 06/XX/2020 did not disclose the required  Lender Contact Information Contact NMLS ID missing
										B	B	Yes	No		PA	6/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298647830	XXX	XXX	1		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		TX	7/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299119780	XXX	XXX	1		*** (OPEN) AUS Findings: Property type discrepancy. - EV3	*** (OPEN) AUS Findings: Property type discrepancy. COMMENT: 2022/XX/14: Appraisal does not indicate that the property is a PUD.	1			A	A	No	No		CA	10/XX/2020	Refinance	Investment	XXX	$XXX		N/A	N/A
299867326	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Fee increased without a valid COC, no cure provided.
										B	B	Yes	No		LA	12/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299809842	XXX	XXX	2				2
*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 09/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Loan Origination fee was last disclosed as 3,984.00 on LE but disclosed as $XXX on Final Closing Disclosure. File does not contain a valid COC for this fee, nor evidence of cure in file.
										B	B	Yes	No		NC	9/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
299461699	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,469.73 on Final Closing Disclosure provided on 08/XX/2020 not accurate. (Final/08/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1916281) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Final Closing Disclosure Escrowed Property Costs Year 1 -  October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,469.73 on Final Closing Disclosure provided on 08/XX/2020 not accurate. (Final/08/XX/2020)
COMMENT: 2022/XX/19: The difference is due to the monthly hazard insurance reflected on the final CD of $XXX and the actual monthly insurance payment verified from the policy of $XXX.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2020 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1916281)
COMMENT: 2022/XX/19: The difference is due to the monthly hazard insurance reflected on the final CD of $XXX and the actual monthly insurance payment verified from the policy of $XXX.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/14: Final Lender Credit of $XXX is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX, no COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Fee Amount of $XXX exceeds tolerance of $XXX, no COC or cure was provided to the borrower.
										B	B	Yes	No		CA	8/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298559213	XXX	XXX	1				1			A	A	No	No		TN	9/XX/2021	Refinance	Investment	XXX	$XXX		N/A	N/A
299346344	XXX	XXX	3				3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM (APOR) Threshold Fail: Qualified Mortgage: QM APR on subject loan of 5.01460% is equal to or greater than the threshold of  4.69000%. - EV3

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 08/XX/2021 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/14: Originator Loan Designation of Safe Harbor QM (APOR) does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 06/XX/2021 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/06/XX/2021)
COMMENT: 2022/XX/14: E-sign consent is dated 08/XX/2021.
										C	C	Yes	No		CA	8/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Non QM
298497347	XXX	XXX	2		*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/14: Missing third party verifications dated within 120 days of the Note date for self employment income used to qualify.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/03/XX/2020)
COMMENT: 2022/XX/14: Missing initial CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Loan Discount Points disclosed as $XXX on LE dated 02/XX/20, but disclosed as $XXX on Final Closing Disclosure. Insufficient or no cure was provided to the borrower.
										B	B	Yes	No		CA	4/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299334592	XXX	XXX	2		*** (OPEN) AUS Findings: Property type discrepancy. - EV3	*** (OPEN) AUS Findings: Property type discrepancy. COMMENT: 2022/XX/14: AUS reflects Site Built.	2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2021) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2021)
COMMENT: 2022/XX/14: Missing initial CD.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/14: Missing valid COC and insufficient cure of $XXX was provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/14: Missing valid COC and insufficient cure of $XXX was provided.
										B	B	Yes	No		IL	12/XX/2021	Refinance	Primary	XXX	$XXX		Safe Harbor QM (APOR)	Safe Harbor QM (APOR)
298891810	XXX	XXX	3		*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) Missing Document: Evidence of Access to Funds not provided - EV3 *** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/28: Missing evidence of access to funds.

*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/28: Provide supporting document for Schedule C income used to qualify of $XXX. Cash Flow analysis in file reflects $XXX.

*** (OPEN) Missing Document: Evidence of Access to Funds not provided
COMMENT: 2022/XX/28: Personal bank statement in file verifies second account holder and per 1003 borrower is unmarried.  Need letter to access funds.

*** (OPEN) The Hazard Insurance Policy Effective Date is after closing.
COMMENT: 2022/XX/28: Provide insurance policy with effective date 3.19.2020 or 3.24.2020.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/17: DTI exceeds AUS, income documentation missing, access to funds letter required.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 32.51350% moderately exceeds the guideline maximum of 31.08%. (DTI Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,110.49 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/28: All other loan conditions were not met and DTI exceeds allowable. Loan Designation no longer TempSHQM.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2022/XX/28: Provide supporting document on schedule C with income of $XXX.

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both moderately exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 32.51350% moderately exceeds the guideline maximum of 31.08%. (DTI Exception is eligible to be regraded with compensating factors.)
COMMENT: 2022/XX/28: Provide supporting document on schedule C with income of $XXX.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: QM requirements for qualification not met. Loan does not have sufficient income documentation for requirements. Unable to use 2 year average to qualify.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Loan meets DU approval requirements of one year personal and business tax returns with all schedules on self employment with cash flow analysis, however QM requirements of 2 years income and employment verification not met. All other loan conditions were not met, loan reviewed as manual.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/28: Loan meets DU approval requirements of one year personal and business tax returns with all schedules on self employment with cash flow analysis, however QM requirements of 2 years income and employment verification not met. All other loan conditions were not met, loan reviewed as manual.

*** (OPEN) TRID Final Closing Disclosure did not disclose Total Property Costs Year 1 - October 2018 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 5,110.49 on Final Closing Disclosure provided on 03/XX/2020 not accurate. (Final/03/XX/2020)
COMMENT: 2022/XX/28: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however HOI monthly amount is $XXX and property tax monthly amount is $XXX which is a total amount of $XXX and a total $XXX per year.  Provide a post-close CD correcting the Amount of Non-Escrowed Property Costs over Year 1 section on page 4; and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/28: Lender credit Fee was last disclosed as -$XXX on LE but disclosed as -$XXX on Final Closing Disclosure.  Provide a post-close CD disclosing the tolerance cure to include $XXX, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changed made or VCC.
										C	C	Yes	No		IL	3/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
298648446	XXX	XXX	2	1			2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/21: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower
										B	B	Yes	No		VA	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299860565	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.61591% significantly exceeds the guideline maximum of 44.08%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.) - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 07/XX/2017 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/07/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2022/XX/01: Missing required 2 years of personal tax returns for Schedule C SE borrower

*** (OPEN) General ATR Provision Investor and Non QM DTIs match and both significantly exceed Guidelines: Ability to Repay (Dodd-Frank 2014): The DTI calculated in accordance with the Lenders Guidelines and 1026.43(c)(5) of 51.61591% significantly exceeds the guideline maximum of 44.08%. (DTI Exception requires compelling compensating factors to consider regrading to EV2-B.)
COMMENT: 2022/XX/14: Missing 2015 signed/dated 1040's

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
COMMENT: 2022/XX/14: Missing 2015 signed/dated 1040's

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/14: Missing 2015 signed/dated 1040's

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/01: Missing required 2 years of personal tax returns for Schedule C SE borrower

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/01: Missing required 2 years of personal tax returns for Schedule C SE borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/01: Seller paid fee.  A valid CIC or cure was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/01: A $XXX cure was provided at closing for this under disclosed fee, however amount is insufficient to cover all fee tolerance violations.
										C	C	Yes	No		CA	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	ATR Risk
299028080	XXX	XXX	3	3	*** (OPEN) Tax Return end date is more than 90 days prior to note date. P&L was not found in file. (GSE COVID-19): Borrower: XXX // Employment Type: Employment / Income Type: Sole Proprietor / Start Date: 10/XX/2014 - EV3		1			A	A	Yes	No		CA	7/XX/2021	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299799202	XXX	XXX	2	1			2
*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible). - EV2

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (OPEN) Check Restated Loan Designation Match - QM / ATR: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): The initial Loan Designation provided did not match, however, the updated Loan Designation of Temporary SHQM (GSE/Agency Eligible) matches the Due Diligence Loan Designation of Temporary SHQM (GSE/Agency Eligible).
COMMENT: 2023/XX/30: Exception has been cleared.  The client requested to restate the loan designation to Temp SHQM.

*** (CLEARED) Check Loan Designation Match - ATR: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2023/XX/30: The loan was AUS approved and meets the AUS requirements, but the provided originator loan designation is Non QM which results in ATR testing.  The Sole Proprietor income verification does not meet ATR requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2023/XX/30: The loan was AUS approved and meets the AUS requirements, but the provided originator loan designation is Non QM which results in ATR testing.  The Sole Proprietor income verification does not meet ATR requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2023/XX/30: The loan was AUS approved and meets the AUS requirements, but the provided originator loan designation is Non QM which results in ATR testing.  The Sole Proprietor income verification does not meet ATR requirements.
										A	B	Yes	No		DC	5/XX/2019	Refinance	Primary	XXX	$XXX		Non QM	Temporary SHQM (GSE/Agency Eligible)
298768999	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
298694954	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
299575416	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	2/XX/2007	Purchase	Investment	XXX	$XXX
299491964	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	5/XX/2007	Refinance	Investment	XXX	$XXX
299573979	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MD	6/XX/2005	Purchase	Primary	XXX	$XXX
298615836	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2008, prior to three (3) business days from transaction date of 8/XX/2008 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	8/XX/2008	Refinance	Primary	XXX	$XXX
299285850	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/05: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/01: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	8/XX/2005	Purchase	Primary	XXX	$XXX
298583825	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	MD	10/XX/2007	Purchase	Primary	XXX	$XXX
299000761	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MO	12/XX/2006	Purchase	Primary	XXX	$XXX
299016442	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2024/XX/01: HUD-1 is marked Final but has Estimated Settlement Date and is not signed by the borrower.
										D	D	No	Yes	Estimated HUD1	OH	1/XX/2007	Purchase	Primary	XXX	$XXX
299211091	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 2/XX/2006 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	MO	2/XX/2006	Refinance	Primary	XXX	$XXX
299489794	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/29: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: Itemization did not disclose the $XXX Post Closing Fee as a prepaid finance charge.
										B	B	No	Yes	Final HUD1	FL	5/XX/2008	Purchase	Primary	XXX	$XXX
299616799	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	4/XX/2007	Purchase	Primary	XXX	$XXX
299958727	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 11.95000%. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	IL	6/XX/2004	Purchase	Primary	XXX	$XXX
299080083	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 10/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2002	Purchase	Primary	XXX	$XXX
298497235	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	IN	7/XX/2002	Purchase	Primary	XXX	$XXX
299263331	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	PA	2/XX/2007	Refinance	UTD	XXX	$XXX
299385072	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2
										B	B	No	Yes	Final HUD1	OH	4/XX/2005	Refinance	Investment	XXX	$XXX
298938763	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
										B	B	No	Yes	Final HUD1	DE	9/XX/2009	Purchase	Primary	XXX	$XXX
299249886	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	IL	8/XX/1996	Purchase	UTD	XXX	$XXX
299816621	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
										B	B	No	Yes	Final HUD1	TN	10/XX/2007	Purchase	Primary	XXX	$XXX
298503583	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	OH	4/XX/2007	Purchase	Primary	XXX	$XXX
298845216	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CO	6/XX/2003	UTD	UTD	XXX	$XXX
299280712	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2006	Purchase	Primary	XXX	$XXX
299661973	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	No	HELOC Agreement	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
298956149	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Georgia Home Loan (Arbitration Clause): Georgia Home Loan: Mortgage loan contains an unfair or oppressive arbitration clause. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	12/XX/2006	Refinance	Primary	XXX	$XXX
299644920	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2006	Purchase	Primary	XXX	$XXX
299174841	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	AR	2/XX/2007	Purchase	Primary	XXX	$XXX
299213382	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	12/XX/2005	Purchase	Primary	XXX	$XXX
299078193	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/29: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	LA	1/XX/2008	Refinance	Primary	XXX	$XXX
298930158	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2005	Purchase	Primary	XXX	$XXX
299791995	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	DC	1/XX/2007	Purchase	Investment	XXX	$XXX
298565817	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/1999 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants) - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/1999, prior to three (3) business days from transaction date of 7/XX/1999 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	OH	7/XX/1999	Refinance	Primary	XXX	$XXX
299942288	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	NY	9/XX/1999	UTD	UTD	XXX	$XXX
299225059	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/1996 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/1996 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	TX	11/XX/1996	Purchase	UTD	XXX	$XXX
299130487	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/25: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
299475865	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	No	Missing	KS	10/XX/2007	Refinance	Primary	XXX	$XXX
299434646	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower at the time of application. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2004	Refinance	Primary	XXX	$XXX
298722819	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2008	Purchase	Primary	XXX	$XXX
299428006	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
299706140	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MO	1/XX/2007	Purchase	Investment	XXX	$XXX
299013108	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	NV	11/XX/2006	Purchase	Primary	XXX	$XXX
299131275	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/05: Appraisal not provided.	2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	VA	4/XX/2007	Refinance	Primary	XXX	$XXX
299791943	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/1998, prior to three (3) business days from transaction date of 3/XX/1998 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/1998	Refinance	Primary	XXX	$XXX
299282231	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	OH	12/XX/2006	Purchase	Investment	XXX	$XXX
299267460	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/05: Appraisal not provided	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
299019635	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV3

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.94390% or Final Disclosure APR of 10.95100% is equal to or greater than the threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.08000% + 1.75%, or 7.83000%.  Non-Compliant Rate Spread Home Loan. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) (State HPML Provision) North Carolina Rate Spread Home Loan (Ability to Repay Requirements Not Met): North Carolina Rate Spread Home Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2024/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval, income worksheet).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) North Carolina Rate Spread Threshold Test Non-Compliant: North Carolina Rate Spread Home Loan: APR on subject loan of 10.94390% or Final Disclosure APR of 10.95100% is equal to or greater than the threshold of US Treasury 4.5600% + 3%, or 7.56000% and Conventional Mortgage Rate 6.08000% + 1.75%, or 7.83000%.  Non-Compliant Rate Spread Home Loan.
COMMENT: 2024/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification (paystubs) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval, income worksheet).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
										C	C	Yes	Yes	Final HUD1	NC	6/XX/2008	Refinance	Primary	XXX	$XXX
298550401	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	OH	5/XX/2003	UTD	UTD	XXX	$XXX
299482680	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MD	10/XX/2005	UTD	UTD	XXX	$XXX
298892128	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	DC	5/XX/2004	Refinance	Investment	XXX	$XXX
299784807	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MI	11/XX/2005	UTD	UTD	XXX	$XXX
298628803	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/25: The fee portion go the variance is due to the itemization disclosing a $XXX Lender's Inspection as a prepaid finance charge but did not disclose the $XXX Developers Fee. The payment portion of the variance is due to the TIL indicating MI would end after the 65th payment but the review determined MI would not end until after the 82nd payment.
										B	B	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
299489508	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 01/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/01: TIL itemization did not disclose Attorney fee (Closing Agent only) of $XXX  as prepaid finance charges.
										B	B	No	Yes	Final HUD1	DE	1/XX/2001	Purchase	Primary	XXX	$XXX
298613536	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
299517339	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (1st Lien, Escrow Not Established): Federal Higher-Priced Mortgage Loan: Mandatory escrow account not established on 1st lien mortgage loan. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - ‘No guarantee to Refinance’ Statement Missing: Truth in Lending Act (MDIA 2011): Final TIL does not contain required ‘No guarantee to Refinance’ statement. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36949% or Final Disclosure APR of 8.37500% is equal to or greater than the threshold of APOR 4.55% + 1.5%, or 6.05000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2011 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Mississippi Late Charge Percent and Amount Testing > $XXX: Mississippi Late Charge: Note late charge of 5.00000% exceeds state maximum of 4% or $XXX whichever is greater. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2024/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification (paystub and W2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval, income worksheet).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.36949% or Final Disclosure APR of 8.37500% is equal to or greater than the threshold of APOR 4.55% + 1.5%, or 6.05000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/01: The loan file contains the following third-party documentation:  1) income/asset verification (paystub and W2) 2) debts/liabilities verification and other mortgage obligations (credit report) 3) underwriting documentation/repayment ability analysis (approval, income worksheet).  Although the aforementioned documents are in file, unable to conclusively ascertain compliance with HPML ability to repay provision.
										D	D	No	No	Missing	MS	6/XX/2011	Purchase	Primary	XXX	$XXX
298678645	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024/XX/01: High Cost testing complete - Premium and terms documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	4/XX/2009	Purchase	Primary	XXX	$XXX
298736362	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Maryland Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2007, prior to three (3) business days from transaction date of 12/XX/2007 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	MD	12/XX/2007	Refinance	Primary	XXX	$XXX
299797219	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	LA	12/XX/2004	Purchase	Primary	XXX	$XXX
298479459	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	PA	7/XX/2005	Purchase	UTD	XXX	$XXX
299596722	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	OH	1/XX/2007	Refinance	Investment	XXX	$XXX
298920494	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/25: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	PA	2/XX/2007	Purchase	Primary	XXX	$XXX
299006454	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										D	D	No	No	Missing	TN	1/XX/2006	Purchase	Primary	XXX	$XXX
298699760	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	8/XX/2005	Refinance	UTD	XXX	$XXX
299906238	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	OH	1/XX/2007	Purchase	Primary	XXX	$XXX
299262741	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
299925028	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Valuation: - EV3	*** (OPEN) Missing Valuation: COMMENT: 2024/XX/05: Appraisal not provided.	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Right of Rescission Timing HELOC - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements.
COMMENT: 2024/XX/02: RTC signature date not mentioned on the document
										D	D	No	No	Missing	FL	12/XX/2005	Refinance	Primary	XXX	$XXX
299913760	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/05: High Cost testing not complete - Premium and terms were not documented in file	2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IL	2/XX/2007	Purchase	Second Home	XXX	$XXX
299236810	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	AZ	1/XX/2007	Purchase	Second Home	XXX	$XXX
299065788	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
298965078	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Iowa Prepayment Penalty: Iowa Prepayment Penalty: A prepayment penalty is not permitted per state law.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IA	7/XX/2005	Purchase	Primary	XXX	$XXX
299895266	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	OK	12/XX/2005	Purchase	Primary	XXX	$XXX
299046473	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	NV	12/XX/2006	Purchase	UTD	XXX	$XXX
299349901	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/01: Unable to determine under disclosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	No	Yes	Final HUD1	WI	5/XX/2003	Purchase	Primary	XXX	$XXX
299730451	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	6/XX/2007	UTD	UTD	XXX	$XXX
298999038	XXX	XXX	3	3	*** (OPEN) The Hazard Insurance Policy Effective Date is after closing. - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/03: Guidelines were not provided..	3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.60100%, LTV/CLTV: 95.66185%/101.22358%, Credit Score: 621, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities. - EV2

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/03: Guidelines reflecting the allowable loan terms were not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 36.60100%, LTV/CLTV: 95.66185%/101.22358%, Credit Score: 621, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2024/XX/03: Guidelines reflecting the allowable loan terms were not provided.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2024/XX/03: A Loan Designation and underwriting guidelines were not provided.

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities.
COMMENT: 2024/XX/03: Loan Originator not found on NMLS site.

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not licensed to conduct loan origination activities.
COMMENT: 2024/XX/03: Loan Originator not found on NMLS site.
										C	C	Yes	Yes	Final HUD1	PA	6/XX/2014	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
299339911	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.59651% or Final Disclosure APR of 8.52700% is equal to or greater than the threshold of APOR 3.25% + 2.5%, or 5.75000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2015 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/11/XX/2015) - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2015 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/12/XX/2015) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2016). (Final/12/XX/2015) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2015 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application.
COMMENT: 2024/XX/03: ARM loan program disclosure not provided to the borrower within three (3) days of application.

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 8.59651% or Final Disclosure APR of 8.52700% is equal to or greater than the threshold of APOR 3.25% + 2.5%, or 5.75000%.  Non-Compliant Higher Priced Mortgage Loan.
COMMENT: 2024/XX/03: APR on subject loan of 8.59651% or Final Disclosure APR of 8.52700% is equal to or greater than the threshold of APOR 3.25% + 2.5%, or 5.75000%. No changed circumstance nor cure provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2024/XX/03: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2024/XX/03: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Appraisal Disclosure - HPML Timing: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2024/XX/03: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 11/XX/2015 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/11/XX/2015)
COMMENT: 2024/XX/03: Closing disclosure does not have date issued.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 12/XX/2015 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Interim/12/XX/2015)
COMMENT: 2024/XX/03: Closing disclosure does not have date issued.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2015 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan.  The disclosed Finance Charge in the amount of $XXX is under disclosed by $XXX compared to the calculated Finance Charge of $XXX which exceeds the $XXX threshold (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2016). (Final/12/XX/2015)
COMMENT: 2024/XX/03: Final Disclosure disclosed a Finance Charges are $XXX . Due Diligence Finance Charges are $XXX . There is a variance of $XXX .

*** (OPEN) TRID Interim Closing Disclosure Timing Irregular Transactions Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 12/XX/2015 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2024/XX/03: Closing Disclosure provided on or after 12/XX/2015 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/11/XX/2015)
COMMENT: 2024/XX/03: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/03: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX. No changed circumstance nor cure provided.
										B	B	Yes	No		PA	12/XX/2015	Refinance	Primary	XXX	$XXX		Non QM	Non QM
298584533	XXX	XXX	3	1			3	*** (OPEN) (Missing Doc) Incomplete loan images/file - EV3
*** (OPEN) (Missing Doc) Incomplete loan images/file
COMMENT: 2024/XX/01: The file is missing one or more of the core documents required for a review.  Please provide a complete loan package including an initial 1003, an AUS, Approval or 1008, income verification, asset verification, an origination credit report, and all issued LE's and CD's.
										D	D		No						XXX	$XXX
299834835	XXX	XXX	3	2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). COMMENT: 2024/XX/03: Guidelines were not provided.	3
*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.73773%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 636, Occupancy: Primary, Purpose: Purchase, - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk. - EV3

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2016) - EV2

*** (OPEN) General Ability To Repay - Missing Investor Guideline Qualifying Total Debt Ratio: Unable to complete ATR testing due to missing investor guideline qualifying total debt ratio.
COMMENT: 2024/XX/03: Guidelines reflecting allowable loan terms were not provided.

*** (OPEN) General Ability To Repay Provision Investor Guidelines Not Provided: Ability to Repay (Dodd-Frank 2014): Unable to determine ability to repay due to missing guidelines. Loan characteristics are DTI: 40.73773%, LTV/CLTV: 80.00000%/80.00000%, Credit Score: 636, Occupancy: Primary, Purpose: Purchase,
COMMENT: 2024/XX/03: Guidelines reflecting allowable loan terms were not provided.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2024/XX/03: An Originator Loan Designation and guidelines reflecting allowable loan terms were not provided.

*** (OPEN) Unknown Loan Designation Test: Ability to Repay / Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation not provided. Loan tested as Non-QM.  Due Diligence Loan Designation is ATR Risk.
COMMENT: 2024/XX/03: An Originator Loan Designation and guidelines reflecting allowable loan terms were not provided.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 08/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/08/XX/2016)
COMMENT: 2024/XX/03: Loan Estimate not delivered to Borrower(s) within three (3) business days of application.
										C	C	Yes	No		GA	8/XX/2016	Purchase	Primary	XXX	$XXX		UTD	ATR Risk
299391072	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) The origination guidelines are not available. Due diligence review based on non-origination guidelines (i.e. aggregator, seller). - EV2	*** (OPEN) Income documentation requirements not met. COMMENT: 2024/XX/08: 2019 Tax return was provided. The guidelines do not allow use of the Bank Statement program if tax returns were provided. *** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2024/XX/03: Fraud report is missing in file.	3
*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk. - EV3

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk. - EV3

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.) - EV3

*** (OPEN) Federal HPML 2014 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 7.52730% or Final Disclosure APR of 7.53800% is equal to or greater than the threshold of APOR 3.57% + 2.5%, or 6.07000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2020 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/02/XX/2020) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2020) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020) - EV2

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355) - EV2

*** (OPEN) Check Loan Designation Match - ATR Risk: Ability to Repay (Dodd-Frank 2014): Originator Loan Designation of Non QM does not match Due Diligence Loan Designation of ATR Risk.
COMMENT: 2024/XX/08: 2019 Tax return was provided. The guidelines do not allow use of the Bank Statement program if tax returns were provided.  This resulted in a Due Diligence Loan Designation of ATR risk.

*** (OPEN) General Ability To Repay Provision Investor Guidelines: Ability to Repay (Dodd-Frank 2014): Based on the loan failing one or more guideline components, the loan is at ATR risk.
COMMENT: 2024/XX/08: 2019 Tax return was provided. The guidelines do not allow use of the Bank Statement program if tax returns were provided.

*** (OPEN) Income/Asset Guideline Deficiency - ATR Impact: Ability to Repay (Dodd-Frank 2014): There are guideline deficiencies related to income and/or asset doc requirements which could result in a risk to the borrower's ability to repay.  (Exception is eligible to be regraded with compensating factors.)
COMMENT: 2024/XX/08: 2019 Tax return was provided. The guidelines do not allow use of the Bank Statement program if tax returns were provided.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2024/XX/03: Creditor did not provide List of Homeownership Counseling Organizations to borrower.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2024/XX/03: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Appraisal Disclosure - HPML Status: HPML - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2024/XX/03: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Closing Disclosure Issue Date Not Provided: TILA-RESPA Integrated Disclosure: Closing Disclosure estimated to be provided on 02/XX/2020 did not disclose the actual Date Issued. Compliance testing may be unreliable using an estimated Date Issued based on best information available. (Initial/02/XX/2020)
COMMENT: 2024/XX/03: Closing Disclosure estimated to be provided on 02/XX/2020 did not disclose the actual Date Issued.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2020)
COMMENT: 2024/XX/03: Final Closing Disclosure 02/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2020)
COMMENT: 2024/XX/03: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Interim Closing Disclosure Timing Test: TILA-RESPA Integrated Disclosure – Corrected Closing Disclosure provided on or after 02/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation
COMMENT: 2024/XX/03: Closing Disclosure provided on or after 02/XX/2020 contains a change in APR and was not received by borrower at least three (3) business days prior to consummation

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Field Review Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7508)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Administration Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7355)
COMMENT: 2024/XX/03: Loan Estimate is missing in file.
										C	C	Yes	No		GA	2/XX/2020	Purchase	Primary	XXX	$XXX		Non QM	ATR Risk
299254032	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	Yes	Yes	Final HUD1	MD	11/XX/2005	Refinance	Primary	XXX	$XXX
298967390	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	3/XX/2006	Refinance	UTD	XXX	$XXX
299228575	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
299317469	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
299801605	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Stamped Title Company Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Stamped Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 3/XX/2007 12:00:00 AM. - EV2
										D	D	Yes	Yes	Stamped Title Co. Closing Statement	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
298862664	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: TIL Itemization did not disclose $XXX Architectural and $XXX Notice of settlement but did disclose $XXX Email fee and listed the Courier as $XXX where the HUD disclosed courier as only $XXX as prepaid finance charges.
										B	B	No	Yes	Final HUD1	NJ	6/XX/2007	Purchase	Primary	XXX	$XXX
298554132	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2004, prior to three (3) business days from transaction date of 4/XX/2004 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2004	Refinance	Primary	XXX	$XXX
299780849	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 03/XX/2003 used as disbursement date for compliance testing. - EV2
										B	B	No	Yes	Final HUD1	CA	3/XX/2003	Purchase	Primary	XXX	$XXX
299217857	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 9/XX/2006 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/26: TIL itemization disclosed a $XXX estimated closing agent fee as a p[repaid finance charge whereas the HUD indicated a total of $XXX for Attorney, Pick-up and Courier paid to the settlement agent. In addition, line 1112 listed $XXX as 2nd Qtr Taxes & Escrow Service Fee paid to the settlement agent but there was no evidence of the amount that was taxes so the entire fee was included as a prepaid finance charge for testing purposes.
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
298724939	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CO	12/XX/2001	Refinance	UTD	XXX	$XXX
298837742	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 4/XX/2002 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	OH	4/XX/2002	Refinance	Primary	XXX	$XXX
298753553	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Testing: Wisconsin Prepayment Penalty: A prepayment penalty is not permissible on a first lien adjustable rate loan.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										D	D	Yes	No	Missing	WI	10/XX/2005	UTD	UTD	XXX	$XXX
299653263	XXX	XXX	1		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3	*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided COMMENT: 2024/XX/26: High Cost testing complete - Premium and terms documented in file	1			A	A	No	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
299718281	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 05/XX/2006 used as disbursement date for compliance testing. - EV2
										B	B	No	Yes	Final HUD1	VA	5/XX/2006	Purchase	Primary	XXX	$XXX
299988467	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2001, prior to three (3) business days from transaction date of 11/XX/2001 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/27: TIL itemization did not disclose a Notice of settlement of $XXX and Courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2001	Refinance	Primary	XXX	$XXX
299459300	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	7/XX/2007	Refinance	Primary	XXX	$XXX
298881486	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2004, prior to three (3) business days from transaction date of 3/XX/2004 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2004	Refinance	Primary	XXX	$XXX
299846044	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Tennessee Prepayment Penalty Test: Tennessee Prepayment Penalty: Loan contains prepayment penalty which is not disclosed on the Note in bold language separated from other language by bold dividing lines. - EV2
										B	B	No	Yes	Final HUD1	TN	1/XX/2005	Purchase	Primary	XXX	$XXX
298674247	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	MD	1/XX/2007	Refinance	Primary	XXX	$XXX
299528862	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 5/XX/2003 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
299605703	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 4/XX/2006 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2006	Refinance	Primary	XXX	$XXX
298913044	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 6/XX/2005 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	MO	6/XX/2005	Refinance	Primary	XXX	$XXX
299863607	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2016) - EV2

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) TRID Esign Consent Agreement Status: ESIGN Act – Missing esign consent.  TRID disclosures provided electronically will not be used to set or rebaseline fees for tolerance purposes.  Disclosures sent electronically may result in a fee tolerance violation of up to $XXX and disclosure timing violations.
COMMENT: 2019/XX/21: Disclosure is missing. Initial CD signed electronically

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 02/XX/2016 disclosed a Finance Charge that does not match the actual finance charge for the loan. (Final/02/XX/2016)
COMMENT: 2019/XX/21: Final CD shows a finance charge of $XXX

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2016)
COMMENT: 2019/XX/21: No Seller CD was found in file.

*** (OPEN) TRID Home Loan Toolkit Provided: Truth in Lending Act (2015): Creditor or broker did not provide Your Home Loan Toolkit Disclosure to applicant.
COMMENT: 2019/XX/21: Did not find Home Loan Toolkit in file.

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2019/XX/21: Lender provided cure for tolerance violation
										B	B	Yes	No		MO	2/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298917451	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met according to Decision System Input. - EV3 *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Asset documentation requirements not met according to Decision System Input. COMMENT: 2021/XX/08: Missing verification of earnest money and additional gift of $XXX. *** (OPEN) AUS Findings: Available for Reserves discrepancy. COMMENT: 2021/XX/08: File is missing evidence of additional gift funds of $XXX and earnest money deposit of $XXX. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2021/XX/08: Missing proof of earnest money deposit	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership) - EV3

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/08: File is failing reserve requirement per AUS, loan is water falling to standard ATR/QM documentation requirements

*** (OPEN) Partnership Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Partnership). (XXX XXX/Partnership)
COMMENT: 2021/XX/08: File is failing reserve requirement per AUS, loan is water falling to standard ATR/QM documentation requirements
										C	C	Yes	Yes	Final HUD1	TX	7/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299100862	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,752.74 on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/09/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,752.74 on Final Closing Disclosure provided on 09/XX/2016 not accurate. (Final/09/XX/2016)
COMMENT: 2021/XX/04: Amount of Non-Escrowed Property Costs over Year 1 on the Final Closing Disclosure provided on 09/XX/2016 is shown as $XXX and monthly $XXX. Final CD shows the taxes are escrowed the the HOI is not escrowed. 1008 and AUS shows the monthly HOI as $XXX and yearly $XXX. Final Loan Application shows the HOI as $XXX.  HOI does not show the premium.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2021/XX/04: TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided = Transfer Tax Fee increased from $XXX to $XXX without a valid change of circumstance of proof of cure. Please provide a Change of Circumstance showing why the fee amount increased.
										B	B	Yes	No		TN	9/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298851421	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3		1			A	A	Yes	No		ME	3/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298508600	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	NM	10/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299986693	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	No	Yes	Final HUD1	UT	11/XX/2015	Refinance	Investment	XXX	$XXX		N/A	N/A
298758079	XXX	XXX	3	3	*** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Missing Document: Approval not provided COMMENT: 2021/XX/11: Missing Final Approval and/or 1008 reflecting correct loan amount.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
									*** (OPEN) (Doc Error) Initial GFE not provided COMMENT: 2021/XX/07: There are no GFE's in the file.	B	B	Yes	Yes	Final HUD1	TN	9/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299813887	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application.
COMMENT: 2020/XX/22: Missing evidence of Idaho licensing for the April, 2015 time period.

*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities.
COMMENT: 2020/XX/30: Missing evidence of Idaho licensing for the April, 2015 time period.
										B	B	Yes	Yes	Final HUD1	ID	5/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298826091	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										B	B	Yes	Yes	Final HUD1	VA	12/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299015298	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	CA	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298761503	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	PA	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299711372	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017)
COMMENT: 2021/XX/05: No proof initial CD was provided to the borrower at least 3 business days prior to closing.
										B	B	Yes	No		IL	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298973488	XXX	XXX	3	3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017 - EV3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2017 COMMENT: 2021/XX/12: VOE is dated 08/XX/2017	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 09/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/09/XX/2017)
COMMENT: 2021/XX/04: Missing the Lenders Contact Name and NMLS ID.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2021/XX/12: Fee disclosed as $XXX on LE dated 08/XX/2017, but disclosed as $XXX on Final Closing Disclosure.
										B	B	Yes	No		MI	9/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299173031	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Gift Funds reflected on the CD, however supporting documentation was not found in file.: Date Issued: 07/XX/2017 - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Donor Check not provided - EV3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2021/XX/11: The property is located in XXX, TX.  Provide a post-disaster inspection verifying there was no damage from XXX.  The inspection must include exterior photos and the property must be re-inspected on or after 02/XX/2021.

*** (OPEN) Gift Funds reflected on the CD, however supporting documentation was not found in file.: Date Issued: 07/XX/2017
COMMENT: 2021/XX/11: Missing evidence of gift funds reflected on Final CD

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2021/XX/03: Dwelling coverage is sufficient to cover loan amount.  Missing Replacement Cost Estimator to determine lenders value.
							2
*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 335.64 on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Not Provided at or Before Closing (3-Day Waiver In File): ECOA Valuations Rule (Dodd-Frank 2014): Borrower waived right to receive a copy of the appraisal at least three (3) business days prior to closing, and appraisal was not provided at or before closing. (Type:Primary/06/XX/2017)
COMMENT: 2021/XX/03: Missing evidence of the appraisal being sent to the borrower three (3) days prior to closing.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 335.64 on Final Closing Disclosure provided on 07/XX/2017 not accurate. (Final/07/XX/2017)
COMMENT: 2021/XX/03: The final CD disclosed the Amount of Non-Escrowed Property Costs over Year 1 as $XXX on page 4; however there are no other expenses reflected as $XXX per year.  Provide a post-close CD correcting the Escrow Account section and a copy of the letter of explanation letter sent to the borrower disclosing the changes made.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for TX Guaranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77222)
COMMENT: 2021/XX/03: Fee disclosed as $XXX on LE dated 05/XX/2017, but disclosed as $XXX on Final Closing Disclosure.  Missing evidence of cure.
										B	B	Yes	No		TX	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299554641	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2021/XX/19: Appraisal inspection was dated prior to the FEMA disaster date and no other inspections done after disaster date.	1			A	A	Yes	No		IN	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298876767	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2021/XX/19: The property is located in XXX, Ca. Provide a post-disaster inspection verifying there was no damage from Wild Fires. The inspection must include exterior photos and the property must be re-inspected on or after 10/XX/2020 declared end date.	2
*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2016 did not disclouse Amount of Non-Escrowed Property Costs over Year 1 (Final/10/XX/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2021/XX/19: Lender Credit Fee disclosed was  last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure.  File does not contain a valid COC for this fee or sufficient cure provided at closing.
										B	B	Yes	No		CA	10/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299077324	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	WI	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299077480	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	VA	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299585726	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	No	Yes	Final HUD1	MD	3/XX/2014	Refinance	Investment	XXX	$XXX		N/A	N/A
299026062	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2021/XX/01: Ernest Money Deposit which was to be held by Attorney has not cleared the borrower's checking account. Cannot use this towards the funds needed to close.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/11/XX/2017)
COMMENT: 2021/XX/28: Disclosure provided 11/XX/2017, signed 11/XX/2017, and closing date of 11/XX/2017.
										B	B	Yes	No		NJ	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298576707	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2021/XX/25: The good faith estimate was not  provided within 10 business days.

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2021/XX/25: The HUD Settlement Cost Booklet was not provided

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2021/XX/24: Disclosure not provided.

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan.
COMMENT: 2021/XX/24: Disclosure not provided.
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298978178	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. - EV2	*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270: Borrower’s ability to repay not verified with reliable documentation. COMMENT: 2021/XX/25: Stated income and asset Refi Plus loan	B	B	Yes	No		MD	1/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299224435	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298717918	XXX	XXX	3	3	*** (OPEN) Missing Document: Official Check not provided - EV3	*** (OPEN) Missing Document: Official Check not provided COMMENT: 2021/XX/03: Missing EMD $XXX	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.98099% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2018). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2018) (an overage of $XXX or 4.98099%). - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2021/XX/31: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 4.98099% is in excess of the allowable maximum of the greater of .00000% of the Federal Total Loan Amount and $XXX (2018). Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2018) (an overage of $XXX or 4.98099%).
COMMENT: 2021/XX/31: Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2018) (an overage of $XXX or 4.98099%
										C	C	Yes	No		FL	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298746038	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower.
COMMENT: 2021/XX/19: The loan did not contain a Affiliated Business Arrangement Disclosure.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 06/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/06/XX/2016)
COMMENT: 2021/XX/19: TIL was not received by the borrowers four days prior to closing.
										B	B	Yes	No		OR	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299361866	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2021/XX/02: Missing valid COC and no evidence of cure provided
										B	B	Yes	No		GA	2/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299869551	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3		1			A	A	Yes	Yes	Final HUD1	NC	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299952312	XXX	XXX	3	1			1			A	A	Yes	No		AZ	12/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298572207	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2		B	B	Yes	No		SC	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299317166	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2018) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (8304) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1
										B	B	Yes	No		FL	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299106205	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2021/XX/24: Initial loan estimate shows Lender's Title Insurance fee of $XXX; Final Closing Disclosure shows Lender's Title Insurance fee of $XXX.
										B	B	Yes	No		NJ	3/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299084356	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The subject property is located in a FEMA disaster that does not have a declared end date. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/19: Insurance short fall of $XXX.	1			A	A	Yes	Yes	Final HUD1	LA	11/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299976040	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
COMMENT: 2021/XX/16: The mortgage is missing the Notary date.
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299031695	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2021/XX/25: Missing Replacement Cost Estimator to determine Lender's value.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/04/XX/2017)
COMMENT: 2021/XX/25: Property was inspected 04/XX/2017, report was signed 04/XX/2017 and the report was provided to the borrower on 04/XX/2017.

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 05/XX/2017 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/05/XX/2017)
COMMENT: 2021/XX/26: The final Closing Disclosure did not reflect Seller paid fees.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2021/XX/26: Missing valid COC and no evidence of cure was provided.
										B	B	Yes	No		GA	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298689901	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	No	No		MD	5/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
298560797	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	No	No		NY	3/XX/2018	Refinance	Investment	XXX	$XXX		N/A	N/A
299289168	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	ME	11/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299496329	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/12/XX/2017) - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7506)
COMMENT: 2021/XX/01: A $XXX cure was disclosed.
										B	B	Yes	No		UT	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299314672	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2021/XX/26: No cure found for a $XXX Tolerance violation.
										B	B	Yes	No		CO	8/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299813941	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		3
*** (OPEN) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2016 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final Closing Disclosure Received Date. Unable to determine compliance with rescission timing requirements. - EV2
										C	C	Yes	No		IL	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299868074	XXX	XXX	1	1			1			A	A	Yes	No		CA	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298866265	XXX	XXX	3	3	*** (OPEN) HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 02/XX/2018 - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) HOA Dues amount was not evidenced in the file, and has not been included in the calculated debt ratio.: Valuation Type: Stated / Valuation Report Date: 02/XX/2018 COMMENT: 2022/XX/03: Appraisal documentation not found on file.	2
*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/02/XX/2018)
COMMENT: 2022/XX/03: Evidence of actual receipt date of initial CD, issued on 02/XX/2018, is not provided.  Default receipt date is 02/XX/2018, which is < 3 business days prior to the closing date (02/XX/2018).

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/03: A valid COC for increased on Transfer Tax on 12/XX/2017 was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/03: A valid COC for increased on Loan Discount Points on 12/XX/2017 was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
										B	B	Yes	No		FL	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298835563	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,800.00 on Final Closing Disclosure provided on 06/XX/2017 not accurate. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan allows for Partial Payments. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Partial Payments: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 06/XX/2017 incorrectly disclosed whether the loan allows for Partial Payments. (Final/06/XX/2017)
COMMENT: 2022/XX/03: Final Closing Disclosure provided on 06/XX/2017 did not  disclose whether the loan allows for Partial Payments.

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/03: TRID Ten Percent Fee Tolerance Violation with no cure was provided to the borrower at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/03: TRID Zero Percent Fee Tolerance Violation  for Transfer Tax  with no cure provided to the borrower at closing.
										B	B	Yes	No		WA	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299276720	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		CA	7/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298477408	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	No	No		CT	2/XX/2016	Refinance	Investment	XXX	$XXX		N/A	N/A
298835645	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	TN	4/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299752738	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	AL	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298750371	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Power of Attorney (POA) not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Required Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73104) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/09: No evidence of receipt was located in the file

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/09/XX/2017)
COMMENT: 2022/XX/09: Note date is 09/XX/2017 Final disclosure provided 09/XX/2017.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Lender Required Survey Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (73104)
COMMENT: 2022/XX/09: No COC or cure was provided to the borrower for tolerance overages
										B	B	Yes	No		PA	9/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299316793	XXX	XXX	2	1			2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/09: 10% tolerance was exceeded by $XXX due to Wire  fee.  No valid COC provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/09: Transfer Tax was not disclosed on Loan Estimate.  File does not contain a valid COC for this fee, nor evidence of cure.
										B	B	Yes	No		CA	6/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299934575	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, IL - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/09: Lender Credit of $XXX last disclosed on LE but disclosed as $XXX on Final Closing Disclosure . File does not contain a valid change circumstance nor evidence of cure in file

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/09: Loan Discount Point fee disclosed as $XXX on LE dated 5/XX/19 and  disclosed as $XXX on Final Closing Disclosure. File contains valid change circumstance D0066

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/09: Appraisal fee last disclosed as $XXX on LE but disclosed as $XXX on Final Closing Disclosure .File does not contain a valid COC for this fee, nor evidence of cure in file.
										B	B	Yes	No		IL	6/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298839411	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019 - EV3

*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019
COMMENT: 2022/XX/09: Employment verified 09/XX/2019,  not verified within 10 business days of the note date.

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/09: HOI Insurance is insufficient by $XXX.  Provide verification of policy with sufficient coverage OR provide copy of Insurer's Replacement Cost Estimate supporting current coverage amount.

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2019
COMMENT: 2022/XX/09: Verification not obtained within 10 days of Closing
							2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Assessment of Funds needed to close purchase.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2019 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2019). (Final/10/XX/2019)
COMMENT: 2022/XX/09: No compliance report in file to determine fees included in Finance charge.

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019)
COMMENT: 2022/XX/09: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account.

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow Account: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2019)
COMMENT: 2022/XX/09: Final Closing Disclosure provided on 10/XX/2019 incorrectly disclosed whether the loan will have an escrow account.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2019)
COMMENT: 2022/XX/09: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 10/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/10/XX/2019)
COMMENT: 2022/XX/09: Loan Estimate provided on 10/XX/2019 not received by borrower at least four (4) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/09: Transfer Tax Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Assessment of Funds needed to close purchase.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)
COMMENT: 2022/XX/09: Zero Percent Fee Tolerance exceeded for Assessment of Funds needed to close purchase. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
										B	B	Yes	No		CA	10/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299972660	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/09: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC and no cure was provided to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/09: Zero Percent Fee Tolerance exceeded for Loan Discount Points. Fee Amount of $XXX exceeds tolerance of $XXX. No valid COC and no cure was provided to the borrower.
										B	B	Yes	No		MN	4/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299197679	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/09: Transfer tax was last disclosed as $XXX on the LE, but was disclosed as $XXX on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/09: Credit report fee was last disclosed as $XXX on the LE, but was disclosed as $XXX on the final CD. No valid COC was in the file for this change, nor evidence of cure at closing.
										B	B	Yes	No		OK	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299530828	XXX	XXX	2	1			2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2016)
COMMENT: 2022/XX/09: Verification of earlier borrower receipt was missing from the file.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 08/XX/2016 not received by borrower at least four (4) business days prior to closing. (Interim/08/XX/2016)
COMMENT: 2022/XX/09: Verification of earlier borrower receipt was missing from the file.
										B	B	Yes	No		MN	8/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298928437	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Missing Document: Fraud Report not provided COMMENT: 2022/XX/10: Required Fraud report is missing from file.	1			A	A	Yes	No		LA	10/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298789891	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) Credit report shows credit payments as currently delinquent. - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE.
COMMENT: 2022/XX/10: The GFE provided lists $XXX in Recording charges and page 3 of the HUD lists $XXX in recording charges.
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299669024	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012 - EV3 *** (OPEN) Title Policy Coverage is less than Original Loan Amount. - EV2	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2012 COMMENT: 2022/XX/11: The VOE provided was verified on 9/XX/2018.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018) - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2018) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/09/XX/2018)
COMMENT: 2022/XX/11: The appraisal was provided 10/XX/2018 and a waiver was not provided in the loan file.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/11: Unable to locate disclosure in the loan file.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/10/XX/2018)
COMMENT: 2022/XX/11: The CD provided in the loan file was issued 10/XX/2018.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/10/XX/2018)
COMMENT: 2022/XX/11: The LE provided in the loan file was issued 10/XX/2018.
										B	B	Yes	No		TX	11/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298691288	XXX	XXX	3	3	*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXX, NY - EV3 *** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3
*** (OPEN) AUS Findings: Investor qualifying total debt ratio discrepancy.
COMMENT: 2022/XX/14: Using best of income both borrowers have income that varies so need to average.  Debts not paid off thru closing.  XXX paid off thru refi of primary residence for XXX per CD page 74.

*** (OPEN) REO Documents are missing.: Address: XXX, NY, Address: XXX, NY
COMMENT: 2022/XX/14: Missing insurance and taxes for primary residences

*** (OPEN) There are red flags on the fraud report that have not been addressed: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX
COMMENT: 2022/XX/14: Fraud report should be corrected and re-run
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2020)
COMMENT: 2022/XX/14: File is missing a copy of Receipt of Appraisal valuation to applicant 3 business days prior to consummation.
										B	B	No	No		NY	2/XX/2020	Purchase	Investment	XXX	$XXX		N/A	N/A
298942169	XXX	XXX	1	1			1			A	A	Yes	No		CO	1/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299800416	XXX	XXX	1	1			1			A	A	Yes	No		AZ	3/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298790928	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2019) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/21: 10% tolerance was exceeded by $XXX due to increase of Homeowners Insurance Premium  fee.  No valid COC provided, nor evidence of cure in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/21: The Transfer Tax fee was disclosed on Seller Closing Disclosure as $XXX as a Seller paid fee, but not on Borrower Closing Disclosure. No change of circumstance in loan file.
										B	B	Yes	No		CA	9/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298604529	XXX	XXX	3	3
*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2011 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2011 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010 - EV3
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/01/XX/2018)
COMMENT: 2022/XX/21: No evidence in loan file to prove Creditor provided a copy of each valuation to applicant three (3) business days prior to consummation.
										B	B	Yes	No		IN	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298701231	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		CA	1/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298989507	XXX	XXX	3	3	*** (OPEN) Missing Document: Currency Converter/Exchange (Asset) not provided - EV3	*** (OPEN) Missing Document: Currency Converter/Exchange (Asset) not provided COMMENT: 2022/XX/16: Large deposits are being transferred into the XXX #XXX from the non-borrowing spouses foreign bank account and there are no currency converters in the file to verify the amounts.	2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/16: File is missing a valid change of circumstance and no cure showing on Final CD.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/16: File is missing a valid change of circumstance and no cure showing on Final CD.
										B	B	Yes	No		FL	9/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299701239	XXX	XXX	3	3	*** (OPEN) Missing Document: Tax Certificate not provided - EV3		2
*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Re-Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75103)
COMMENT: 2022/XX/17: Appraisal Re-Inspection Fee increased from $XXX to $XXX at final Closing without a valid change of circumstance or cure.
										B	B	Yes	No		VA	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299535270	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/15: Missing 2015 and 2016 4506T from file as required by DU.	2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 did not disclose the mortgage insurance payment for payment stream 1. (ProjSeq:1/1880301) - EV2

*** (OPEN) TRID Final Closing Disclosure Other Includes Insurance Costs: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 disclosed whether Homeowners insurance is included in escrow in incorrect section.  Creditor disclosed insurance to consumer in “Other” section where regulation requires disclosure under “Homeowner’s Insurance” section of Projected Payments table.  Disclosure requirement met, non-material exception for incorrect format/placement. (Final/06/XX/2016) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/26: Per Disclosure Summary, the presumed received date is 04/XX/2016.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 06/XX/2016 did not disclose the mortgage insurance payment for payment stream 1. (ProjSeq:1/1880301)
COMMENT: 2022/XX/15: Mortgage Insurance is not required per AUS.
										B	B	Yes	No		CA	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299682431	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/18: 10% fee violation due to an increase in the title fees. No valid COC was provided for these changes, nor evidence of cure for the $XXX violation at closing.
										B	B	Yes	No		AZ	7/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298667505	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016) - EV2

*** (OPEN) TRID Final Closing Disclosure Total Of Payments: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2016 disclosed an inaccurate Total of Payments on page 5 that does not match the actual total of payments for the loan (fee amounts included in TOP calculation are based on Closing Disclosure dated 06/XX/2016). (Final/06/XX/2016)
COMMENT: 2022/XX/28: File contains a post closing disclosure with the corrected TOP

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/06/XX/2016)
COMMENT: 2022/XX/28: Missing proof of timely receipt of the initial CD dated 06/XX/2016
										B	B	Yes	No		FL	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298991316	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2016 - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/25: Provide updated policy with sufficient coverage or a replacement cost estimator to verify current coverage is sufficient.	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The initial application date was noted as 05/XX/2017 but all disclosures in file were dated in 09/2017.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: The initial application date was noted as 05/XX/2017 but all disclosures in file were dated in 09/2017.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/18: The initial application date was noted as 05/XX/2017 but all disclosures in file were dated in 09/2017.

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/09/XX/2017)
COMMENT: 2022/XX/18: The initial application date was noted as 05/XX/2017 but all disclosures/LE in file were dated in 09/2017.
										B	B	Yes	No		MT	11/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299013615	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2011 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2011 - EV3		2
*** (OPEN) TILA NMLSR - Individual Originator License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TILA NMLSR - Originator Company License Status Not Approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/15: A valid COC for increased on Loan Discount Points on 01/XX/2017 was not found in file. An updated post-close CD disclosing the tolerance cure, a copy of refund check, proof of delivery, and a copy of the letter of explanation sent to the borrower disclosing the changes made was not provided.
										B	B	Yes	No		NC	3/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299201075	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Source of Funds/Deposit not provided - EV3 *** (OPEN) Credit Report Error: Months Reported was not provided: Credit Report: Original // Liability Type: Student Loans / Current Balance: $XXX / Line Limit: <empty> - EV2 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Charge-offs / Balance: 4395.00, Credit Report: Original // Public Record Type: Charge-offs / Balance: 840.00 - EV2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/18: There is a shortfall of -$XXX that is needed for closing cost, a large deposit of $XXX had to be excluded because there is no source provided.	1			A	A	Yes	No		GA	5/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299261948	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	NY	7/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298470532	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	No		MI	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299630618	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/15: Verified assets of $XXX is less than cash from borrower in the amount of $XXX, short funds to close in the amount of $XXX	2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/15: The variance is Title-Owner Policy.
										B	B	Yes	No		TX	9/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299650227	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/28: A valid change circumstance was not provided for a reduction in lender credits.
										B	B	Yes	No		GA	2/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299032357	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) Missing Document: Verification of Non-US Citizen Status not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	No		CO	7/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299227503	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	No	No		PA	7/XX/2019	Refinance	Investment	XXX	$XXX		N/A	N/A
299674858	XXX	XXX	3	3	*** (OPEN) Missing Document: Divorce Decree / Child Support not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	No	Yes	Final HUD1	IL	3/XX/2014	Refinance	Investment	XXX	$XXX		N/A	N/A
299011015	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	Yes	Final HUD1	IL	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299105388	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2010 - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2010 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2010 - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/22: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
							2
*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/22: The file is missing a copy of the Servicing Disclosure or proof of the borrower’s receipt within 3 days of originator application date.
										B	B	Yes	Yes	Final HUD1	CO	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299819456	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NV	2/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298760479	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: Unable to determine HUD Settlement Booklet was provided due to missing information.
COMMENT: 2022/XX/05: Hud Settlement Booklet missing delivery date.
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299459038	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299500145	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/15: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three  business days of application or determination of first lien status.

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement.
COMMENT: 2022/XX/15: Provide disclosure issued within 3 business days of application.

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR.
COMMENT: 2022/XX/15: Originator not located in NMLS database.
										B	B	Yes	Yes	Final HUD1	CT	5/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299885513	XXX	XXX	3	3
*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2015 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Hazard Insurance Error: Missing HO-6 policy, blanket hazard insurance policy provided does not contain unit interior coverage. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2015 - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 02/XX/2015 - EV3

*** (OPEN) Hazard Insurance Policy expires within 90 days of the Note Date. - EV2
							2
*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2016) - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 01/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/01/XX/2016) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Final Closing Disclosure Property Taxes Included In Escrow: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 05/XX/2016 incorrectly disclosed whether property taxes are included in escrow. (Final/05/XX/2016)
COMMENT: 2022/XX/22: Final CD does not indicate if taxes were included in escrow or not.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/22: No valid COC or cure provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/22: Fee increased with no valid change of circumstance or cure.
										B	B	Yes	No		CT	5/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299019581	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017) - EV2
										B	B	Yes	No		AZ	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298659591	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 717.00 - EV2		2
*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0) - EV2

*** (OPEN) TRID Ten Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Insufficient or no cure was provided to the borrower. (0)
COMMENT: 2022/XX/23: Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX without sufficient cure provided to the borrower.
										B	B	Yes	No		MI	9/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299846068	XXX	XXX	1	1			1			A	A	Yes	Yes	Final HUD1	MO	6/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298760570	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX - EV3 *** (OPEN) Reported liability reflects the borrower as an Authorized User. This debt has been excluded from QM qualification.: Credit Report: Original // Liability Type: Revolving / Current Balance: $XXX / Line Limit: $XXX - EV2	*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Checking / Account Number: XXX COMMENT: 2022/XX/11: File contains just one monthly statement dated 4/XX/15 to 5/XX/15 and then there is a break in dates and then a bank history printout that picks up 6/XX/15 to 7/XX/15. AUS required 2 consecutive monthly statements.	2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule:  HUD Settlement Cost Booklet not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/02: Hud Settlement Cost Booklet was not provided to applicant within time frame of application.
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298906417	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Hazard Insurance Policy not provided - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/03: The file is missing a Hazard Insurance Policy.	2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2016). (Final/01/XX/2016) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 01/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 02/XX/2016). (Final/01/XX/2016)
COMMENT: 2022/XX/03: Amount Financed on the Itemization of Fees does not match the Amount Financed on the Final CD. Unable to determine how origination calculated the Amount Financed. Please provide updated Itemization or Closing Compliance Report.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/01/XX/2016)
COMMENT: 2022/XX/03: There is not evidence in the file that the borrower was provided with the Closing Disclosure at least three (3) business days prior to closing.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/03: Zero Percent Fee Tolerance exceeded for Transfer Tax. Fee Amount of $XXX exceeds tolerance of $XXX. Insufficient or no cure was provided to the borrower.
										B	B	Yes	No		LA	1/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299055526	XXX	XXX	3	1			2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/03: Initial Rate Lock Date and documentation  not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/03: Tax Service Fee (Life Of Loan). Fee Amount of $XXX exceeds tolerance of $XXX, No cure or valid change of circumstances was provided
										B	B	Yes	No		WI	4/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298968189	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2020) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 04/XX/2020 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/04/XX/2020)
COMMENT: 2022/XX/03: File is missing Seller Closing Disclosure

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/03: Fee increased without a valid COC, no cure provided.
										B	B	Yes	No		MD	4/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299710394	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	Yes	Yes	Final HUD1	CT	10/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299490852	XXX	XXX	3	3	*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3	*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/28: The file was missing a copy of the Profit and Loss statement for borrower *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX COMMENT: 2022/XX/28: The file is missing a copy of the required fraud report including all the interested parties to the transaction	2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/28: File is missing an updated Initial Escrow deposit disclosure, which is causing the fees to mismatch
										B	B	Yes	No		AZ	9/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299028937	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3 *** (OPEN) Missing Document: Tax Certificate not provided - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp) - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/28: Loan is not agency salable. Primary borrower's primary source of income does not meet agency guides due to 0 distributions and substantial reduction in income.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Loan is not agency salable. Primary borrower's primary source of income does not meet agency guides due to 0 distributions and substantial reduction in income.

*** (OPEN) Self Employed Financial Strength: Qualified Mortgage (Dodd-Frank 2014): Financial strength of self-employed business reflects annual earnings that significantly decline over the analysis period. (XXX XXX/S-Corp)
COMMENT: 2022/XX/28: Loan is not agency salable. Primary borrower's primary source of income does not meet agency guides due to 0 distributions and substantial reduction in income.

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/28: Loan is not agency salable. Primary borrower's primary source of income does not meet agency guides due to 0 distributions and substantial reduction in income.
										C	C	Yes	No		CA	8/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299147591	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.22895% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .22895%). - EV3

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2017) - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/22: Loan fails testing due to excessive points & fees

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.22895% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .22895%).
COMMENT: 2022/XX/22: Provide documentation to verify Bona Fide points & fees
										C	C	Yes	No		CA	4/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299673450	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/20/2017) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 03/XX/2017 not received by borrower at least four (4) business days prior to closing. (Interim/XX/20/2017)
COMMENT: 2022/XX/28: Proof of delivery not provided. Three day mail-away date used for compliance testing
										B	B	Yes	No		CA	3/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298951371	XXX	XXX	3	3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3
*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/28: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following:
100% of the insurable value of the improvements, as established by the property insurer; or the unpaid principal balance of the mortgage, as long as it at least equals the minimum amount—80% of the insurable value of the improvements—required to compensate for damage or loss on a replacement cost basis. If it does not, then coverage that does provide the minimum required amount must be obtained.
							2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Reconveyance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75196) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0)
COMMENT: 2022/XX/28: The 10% tolerance fee exceeds the tolerance of $XXX.
The total recording fee charged was $XXX.
Sufficient cure was provided to the borrower.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Reconveyance Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75196)
COMMENT: 2022/XX/28: The - Title Reconveyance Fee of $XXX exceeds the tolerance of $XXX.   This fee was not previously disclosed to the borrower.
Sufficient cure was provided.
										B	B	Yes	No		WA	2/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299166510	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) REO Documents are missing.: Address: XXX, AL - EV3 *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 77.00 - EV2	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/29: please provide 2 months consecutive bank statements for XXX account ending in XXX. *** (OPEN) REO Documents are missing.: Address: XXX, AL COMMENT: 2022/XX/29: missing tax verification and insurance verification for XXX, AL Please provide *** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Collections / Balance: 77.00 COMMENT: 2022/XX/29: collection account in dispute, please pull credit supplement showing removed from credit or paid in full	2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements
COMMENT: 2022/XX/29: please fill out PRR section on Note for consummation purposes and compliance testing
										B	B	Yes	No		GA	5/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299333293	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/19: The AUS reflects $XXX in Gift Funds.  However, a required Gift Letter is missing.

*** (OPEN) AUS Findings: Available for Closing discrepancy.
COMMENT: 2022/XX/22: Gift Funds in the amount of $XXX are listed on the AUS, but a Gift Letter is missing.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2022/XX/25: Gift Funds in the amount of $XXX are listed on the AUS, but a Gift Letter is missing.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/22: Gift Funds in the amount of $XXX are listed on the AUS, but a Gift Letter is missing.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) Tip Income History: Qualified Mortgage (Dodd-Frank 2014): Tip income earned for less than two (2) years is not permitted. (XXX XXX/Tip) - EV3

*** (OPEN) Tip Income History: Qualified Mortgage (Dodd-Frank 2014): Tip income earned for less than two (2) years is not permitted. (XXX XXX/Tip) - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2017) - EV2

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX XXX/11137432) - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,561.90 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1989569) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1989568) - EV2

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/25: The loan is AUS approved with the Loan Designation selected as Temp SHQM.  However, verification of Gift Funds as required by the AUS is missing resulting in a Due Diligence Loan Designation of Non QM.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/25: Verification of Gift Funds as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Tip Income History: Qualified Mortgage (Dodd-Frank 2014): Tip income earned for less than two (2) years is not permitted. (XXX XXX/Tip)
COMMENT: 2022/XX/22: Verification of Gift Funds as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Tip Income History: Qualified Mortgage (Dodd-Frank 2014): Tip income earned for less than two (2) years is not permitted. (XXX XXX/Tip)
COMMENT: 2022/XX/22: Verification of Gift Funds as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM Employment History - Current and/or Previous Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years employment history for current and/or prior employment. (XXX XXX/11137432)
COMMENT: 2022/XX/25: Verification of Gift Funds as required by the AUS is missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: An initial LE was not provided to the Borrower.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: The file did not provide the disclosure stating the right to receive a copy of the appraisal or a Loan Estimate with the verbiage referencing a caopy of the appraisal.

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 2,561.90 on Final Closing Disclosure provided on 08/XX/2017 not accurate. (Final/08/XX/2017)
COMMENT: 2022/XX/22: The total annual insurance premium is $XXX, but the Lender collected $XXX.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/1989569)
COMMENT: 2022/XX/22: The total annual insurance premium is $XXX, but the Lender collected $XXX.

*** (OPEN) TRID Final Closing Disclosure Estimated Escrow Payment Under Disclosed: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 08/XX/2017 disclosed an escrow payment for payment stream 1 that does not match the actual payment for the loan. (ProjSeq:1/1989568)
COMMENT: 2022/XX/22: The total annual insurance premium is $XXX, but the Lender collected $XXX.

*** (CURED) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Overdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 08/XX/2017 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/08/XX/2017)
COMMENT: 2022/XX/25: The total annual insurance premium is $XXX, but the Lender collected $XXX.
										C	C	Yes	No		AZ	8/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299603077	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017) - EV2

*** (OPEN) TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (Initial/09/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/10/XX/2017)
COMMENT: 2022/XX/28: Verification appraisal was delivered to borrower was not provided.

*** (OPEN) TRID Loan Estimate Seven Day Waiting Period: TILA-RESPA Integrated Disclosure: Loan Estimate was not delivered or placed in the mail to the borrower at least seven (7) business days prior to closing. (Initial/09/XX/2017)
COMMENT: 2022/XX/28: Initial loan estimate was delivered 09/XX/2017 which is at least 7 business days prior to note date of 10/XX/2017. This exception is due to weekend days.
										B	B	Yes	No		GA	10/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298871674	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3		1			A	A	Yes	No		CA	9/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299159551	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 02/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/02/XX/2018)
COMMENT: 2022/XX/29: TRID Final Closing Disclosure 02/XX/2018 on a first lien purchase transaction did not disclose any Seller paid fees/charges.
										B	B	Yes	No		VA	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299889143	XXX	XXX	3	1			3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.14851% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .14851%). - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/12/XX/2018) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/26: The Loan designation does not match due to the undiscounted/par rate price. that was not provided on file to solve the QM point and fees.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.14851% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .14851%).
COMMENT: 2022/XX/26: There was no evidence and no document provided on file to verify the undiscounted/par rate price.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 12/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 01/XX/2019). (Final/12/XX/2018)
COMMENT: 2022/XX/26: The seller paid cost was included in the finance charge calculation

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Monthly Escrow Payment Underdisclosed: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 12/XX/2018 disclosed the Monthly Escrow Payment that does not match the actual escrow payment for the loan. (Final/12/XX/2018)
COMMENT: 2022/XX/26: The real estate tax is XXX multiply by 12 month which is $XXX and $XXX was recorded on file which reflect a slightly $XXX difference.
										C	C	Yes	No		GA	12/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299008715	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV2

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,560.22 on Final Closing Disclosure provided on 04/XX/2019 not accurate. (Final/04/XX/2019) - EV2

*** (OPEN) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/25: The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing. Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.

*** (OPEN) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/25: File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.

*** (OPEN) TRID Final Closing Disclosure Total Property Costs Year 1 - October 2018 Testing: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Estimated Property Costs over Year 1 of 10,560.22 on Final Closing Disclosure provided on 04/XX/2019 not accurate. (Final/04/XX/2019)
COMMENT: 2022/XX/25: Estimated monthly escrow of $XXX equates to $$XXX not $XXX disclosed on final CD.
										B	B	Yes	No		CA	4/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298934594	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/25: SitusAMC uses FannieMae’s definition of acceptable coverage. Fannie Mae requires coverage equal to the lesser of the following: Property insurance coverage of $XXX is sufficient to cover the loan amount of $XXX however is insufficient to cover 80% of the market value of $XXX x 80% = $XXX.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.43980% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .43980%). - EV3

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/25: Failure due to points and fees exceeds maximum allowed.

*** (OPEN) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.43980% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .43980%).
COMMENT: 2022/XX/25: Point and fees exceed allowable limit. Processing fee of $XXX in section B of Borrowers Final Disclosure is paid to a lender affiliate.

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used.
COMMENT: 2022/XX/25: Per title commitment XXX is the Lender for prior and current mortgage. The H-9 form should have been used for Notice of Right to Cancel.
										C	C	Yes	No		OK	10/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299238803	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		NY	2/XX/2020	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298672363	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/10: Most Recent Valuation Inspection Date: 08/XX/2015 Disaster End Date: 09/XX/2021 Disaster Name: XXX Disaster Declaration Date: 08/XX/2021	2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	LA	9/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298878721	XXX	XXX	2	2	*** (OPEN) Public Record Issue:: Credit Report: Original // Public Record Type: Judgments / Balance: 2382.00 - EV2		2
*** (OPEN) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TRID Initial Loan Estimate Timing Electronically Provided: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered to Borrower(s) within three (3) business days of application. Initial Loan Estimate dated 11/XX/2016 was electronically provided without or prior to borrower's consent to receive electronic disclosures. Failure to comply with the provisions of the E-Sign Act and failure to provide good faith estimate of fees timely may result in additional fee tolerance violations. (Initial/11/XX/2016) - EV2

*** (OPEN) TRID Revised Loan Estimate Issue and Received Date >  Closing Disclosure Issue and Received Date: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on or after the date the Closing Disclosure was provided. (The Revised Loan Estimate was received on or after the Closing Disclosure.) (Interim/01/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lenders Coverage Premium.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75244)
COMMENT: 2022/XX/10: Title-Lenders coverage fee increased from $XXX to $XXX at final closing with no valid change of circumstance provided for the increase.
										B	B	Yes	No		CO	1/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299489557	XXX	XXX	2	1			2	*** (OPEN) RESPA - Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/15: The final CD reflects monthly escrow payment of $XXX, the initial escrow disclosure reflects $XXX, which includes the monthly MI.
										B	B	Yes	No		CO	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299256507	XXX	XXX	2	2	*** (OPEN) The Preliminary title policy is within CA or NV and does not reflect a coverage amount (no final title policy in file). Unable to determine if appropriate coverage is provided. - EV2		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015) - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing
COMMENT: 2022/XX/14: A copy of the Rate Lock is needed to show rate was locked prior to closing.

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2015)
COMMENT: 2022/XX/14: Verification appraisal was delivered to borrower was not provided

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges.
COMMENT: 2022/XX/14: Good Faith Estimate needs at least 10 business days available for estimate of charges and terms for all other settlement charges lender to provide

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application.
COMMENT: 2022/XX/14: Lender to provide borrower a copy of the Servicing Disclosure Statement. Proof of delivery is needed for file that borrower received.

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing.
COMMENT: 2022/XX/14: Lender to provide borrower with Corrected TIL for APR. Proof of delivery is need for file that borrower received copy of Til.
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2015	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298518860	XXX	XXX	2	1			2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet.
COMMENT: 2022/XX/14: Receipt of hud settlement cost booklet pg 1590 delivered  2/XX/2015
										B	B	Yes	Yes	Final HUD1	CO	3/XX/2015	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299590531	XXX	XXX	3	3	*** (OPEN) Asset documentation requirements not met. - EV3 *** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3
*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/18: Total verified assets $XXX is less than $XXX required per DU approval. Verification for $XXX gift funds submitted for DU approval and verification of source of $XXX EMD are not provided.

*** (OPEN) AUS Findings: Available for Reserves discrepancy.
COMMENT: 2022/XX/18: Verification document for $XXX gift funds submitted for DU approval are not provided.

*** (OPEN) AUS Findings: Qualifying asset balance discrepancy.
COMMENT: 2022/XX/18: Total verified assets $XXX is less than $XXX required per DU approval. Verification document for $XXX gift funds submitted for DU approval are not provided.

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/18: Total verified assets $XXX is less than $XXX funds Required to Close per DU approval. Verification for $XXX gift funds submitted for DU approval are not provided.
							3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/18: Loan was AUS approved but is missing sufficient assets and asset documents and is waterfalling to a Due Diligence Loan Designation of Non QM.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/18: Loan was AUS approved with a DTI of $XXX%, but the loan is missing sufficient assets and asset documents, and is waterfalling to standard ATR?QM requirement of 43%.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 05/XX/2016 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 05/XX/2016). (Final/05/XX/2016)
COMMENT: 2022/XX/14: Disclosed Finance Charges are $XXX. Due Diligence Finance Charges are $XXX. There is a variance of $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75215)
COMMENT: 2022/XX/14: Evidence of valid CoC or cure is not provided for the $XXX HOA fee on final CD that was not initially disclosed to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75178)
COMMENT: 2022/XX/14: Evidence of valid CoC or cure is not provided for the $XXX Title - Chain of Title fee on final CD that was not initially disclosed to the borrower.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Pest Inspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75155)
COMMENT: 2022/XX/14: Evidence of valid CoC or cure is not provided for the $XXX Pest Inspection Fee on final CD that was not initially disclosed to the borrower.
										C	C	Yes	No		KS	5/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298584177	XXX	XXX	1	1			1			A	A	Yes	No		MD	6/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298979076	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	Yes	No		TX	7/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299496585	XXX	XXX	3	3	*** (OPEN) AUS Findings: Available for Closing discrepancy. - EV3 *** (OPEN) AUS Findings: Qualifying asset balance discrepancy. - EV3 *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) AUS Findings: Available for Closing discrepancy. COMMENT: 2022/XX/15: Gift funds were already deposited into borrower's account, borrower is short funds to close. *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/15: Most Recent Valuation Inspection Date: 10/XX/2016 Disaster End Date: 09/XX/2021 Disaster Name: XXX Disaster Declaration Date: 09/XX/2021	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp) - EV3

*** (OPEN) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp) - EV3

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,375.00 on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/15: Loan is missing  sufficient assets for closing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/S-Corp)
COMMENT: 2022/XX/15: Loan is missing  sufficient assets for closing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) K-1 Documentation: Qualified Mortgage (Dodd-Frank 2014): Required K-1s or signed tax returns/transcripts not provided for K-1 (Less than 25% Ownership) income. (XXX XXX/Schedule K-1 less than 25 Percent)
COMMENT: 2022/XX/15: Loan is missing  sufficient assets for closing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/15: Loan was AUS approved with a DTI of 45%, calculated DTI is 43.50%. Loan is water falling to ATR/QM standard requirements which allows maximum dti of 43%.

*** (OPEN) S-Corp Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (S-Corp). (XXX XXX/S-Corp)
COMMENT: 2022/XX/15: Loan is missing  sufficient assets for closing and is water falling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Final Closing Disclosure Non Escrowed Property Costs Year 1 Test: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 1,375.00 on Final Closing Disclosure provided on 11/XX/2016 not accurate. (Final/11/XX/2016)
COMMENT: 2022/XX/15: Page 4 of Borrowers Disclosure shows a non- escrowed property cost over Year 1 as $XXX for HOA dues. However, the 1004  Valuation in file shows HOA dues are $XXX.
										C	C	Yes	No		NY	12/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298666974	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has been affected by the disaster. - EV3 *** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		FL	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299990696	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/22: The income and employment history does not demonstrate stability. Borrower has had 4 jobs within three years prior to subject loan.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX XXX/11106935) - EV3

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/22: The was agency approved with an Originator Loan Designation of Temp SHQM, but employment history does not meet FNMA guideline requirements and the resulting Due Diligence Loan Designation is Non QM.

*** (OPEN) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX XXX/11106935)
COMMENT: 2022/XX/22: The borrower does not have a consistent history of employment.  Although the Borrower has been on second job more than 12 months, he has not demonstrated job stability.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2022/XX/18: Credit report fee increased from $XXX to $XXX due to an updated credit report needing to be pulled. The fee increased by $XXX and the Lender provided sufficient cure of $XXX at closing as listed on the Final Closing Disclosure.
										C	C	Yes	No		WI	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299508503	XXX	XXX	3	3	*** (OPEN) Income documentation requirements not met. - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3 *** (CLEARED) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV1	*** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/15: Verification of employment is not within 10 days of the Note.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV3

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV3

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/15: Loan was AUS approved but is missing VOE within 10 days prior to the note date and is waterfalling to a Due Designation Loan Designation of Non QM

*** (OPEN) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus)
COMMENT: 2022/XX/15: Overtime/bonus documented per AUS.  Loan waterfalls to QM requirements due to missing VVOE within 10 days of Note.

*** (OPEN) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/15: Loan was AUS approved with a DTI of 43.95, but the loan is missing VOE within 10 days prior to the Note date and is waterfalling to ATR/QM standard DTI requirement of maximum 43%.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Endorsement Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7726)
COMMENT: 2022/XX/15: No COC or cure was provided to the borrower for tolerance overages
										C	C	Yes	No		FL	9/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
298625622	XXX	XXX	3	3	*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3	*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. COMMENT: 2022/XX/15: Disaster Name: XXX Disaster Declaration Date: 04/XX/2011 Disaster End Date: 04/XX/2011	1			A	A	Yes	No		GA	1/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299549031	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3	*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. COMMENT: 2022/XX/15: Hazard Insurance Coverage Amount is insufficient with a coverage shortfall of $XXX.	1
*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520)
COMMENT: 2022/XX/15: A cure of $XXX was provided to the borrower.
										A	A	Yes	No		TX	3/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299445464	XXX	XXX	2	1			2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	No		VA	4/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299717211	XXX	XXX	1	1
*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Missing Final 1003 - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2015 - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2007 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 11/XX/2015 - EV1
						*** (CLEARED) AUS/Guideline Findings: All conditions were not met COMMENT: 2022/XX/14: The file is missing a copy of; Title, Credit report, Fraud report, 4506-T (2014), 4506-T (2015), Paystubs, VVOE - Employment Only, W-2 (2015). *** (CLEARED) Income documentation requirements not met. COMMENT: 2022/XX/14: File is missing 4506-T (2017), 4506-T (2018), Paystubs, VVOE - Employment Only, WVOE - Includes Income *** (CLEARED) Missing Document: AUS not provided COMMENT: 2022/XX/14: File is missing final AUS; final 1008 showing AUS approved was used for review	1
*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2016) - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV1

*** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Bonus) - EV1

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV1

*** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167157) - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167157)
COMMENT: 2022/XX/14: A DU Approval, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/14: The file is missing a copy of the Loan Estimate.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016)
COMMENT: 2022/XX/14: Evidence of earlier borrower receipt was not found in file.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/14: A DU Approval, income, asset and credit verification documentation are missing and the loan is water falling to ATR/QM standard documentation requirements.
										A	A	Yes	No		AZ	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299836839	XXX	XXX	3	3
*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Guideline Requirement: Combined High loan to value discrepancy. - EV1

*** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CLEARED) Purchase contract date not provided. - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2014 - EV1

*** (CLEARED) Unable to Determine if Subject Property is  Real Estate Owned due to missing Appraisal and Title documentation. - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 12/XX/2014 - EV1

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/15: Fraud Report was not provided.  Appraisal reflects Attached Rowhouse and the AUS reflects Detached SFR.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/13: No asset documentation for down payment was provided.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/13: Asset documentation not provided.

*** (CLEARED) Guideline Requirement: Combined High loan to value discrepancy.
COMMENT: 2022/XX/13: HLTV of 97% exceeds maximum allowable of 95%. Unable to determine from documentation in file if loan would qualify for the 97% HLTV program.

*** (CLEARED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2022/XX/13: No credit report was provided.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/13: No income documents were provided.
							2
*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2016) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2016 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11166964) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11166964) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) TRID Final Closing Disclosure No Seller Paid Fees Primary Residence First Lien: TRID Final Closing Disclosure 12/XX/2016 on a first lien purchase transaction did not disclose any Seller paid fees/charges on page 2. (Points and Fees testing limited to Borrower paid fees.) (Final/12/XX/2016)
COMMENT: 2022/XX/15: No seller paid fees were indicated on the final CD.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. Multiple guidelines exceptions due to missing documentation, which includes Credit report, Appraisal, Income and assets.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. A credit report was not provided.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. No evidence of income was provided. W-2's, paystubs, WVOE.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. No evidence of income was provided. W-2's, paystubs, WVOE.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. Income and credit documentation missing.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11166964)
COMMENT: 2022/XX/13: Loan is waterfalling to QM/ATR requirements. Two years verification of employment history was not provided.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/13: A Loan Estimate was not provided.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/13: No evidence the borrower was provided a right to receive a copy of the appraisal. No evidence of appraisal receipt or waiver.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/13: File is missing all income documents. Paystubs, W2's, WVOE, VVOE, 4506 and all other income documentation required per AUS.
										B	B	Yes	No		PA	12/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299612444	XXX	XXX	2	1
*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Official Check not provided - EV1

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2007 - EV1

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/16: Missing Bank statements or copy of check to source $XXX EMD and bank statements to verify required funds for closing in the amount of $XXX was sufficient.

*** (CLEARED) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/16: Loan file is missing Credit Report.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/16: File is missing final AUS; final 1008 showing AUS approved was used for review.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/16: Missing bank statements to verify required funds for closing in the amount of $XXX was sufficient.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/16: Loan is missing Income documentation.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/16: Loan is missing Income documentation.

*** (CLEARED) Missing Document: Account Statements - Personal not provided
COMMENT: 2022/XX/16: Missing Bank statements or copy of check to source $XXX EMD and bank statements to verify required funds for closing in the amount of $XXX was sufficient.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/16: File is missing final AUS; final 1008 showing AUS approved was used for review.

*** (CLEARED) Missing Document: Official Check not provided
COMMENT: 2022/XX/16: Missing Bank statements or copy of check to source $XXX EMD.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2007
COMMENT: 2022/XX/16: Loan file is missing VVOE to verify employment dates.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/02/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2017 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167047) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167047) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) TRID Closing Disclosure Status Test: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided or Closing Disclosure not provided prior to closing. Any applicable Federal, State or Local compliance testing is unreliable or not performed. Loan is subject to high cost testing. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/16: A cure was not disclosed and evidence that a valid COC was provided to the Borrower is missing.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Loan is missing AUS Approval, Income, Asset and Credit documentation and is waterfalling to a Due Diligence Loan Designation of ATR Fail.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/16: Loan is missing Credit Report and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Loan is missing VVOE and Income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Assets: Ability to Repay (Dodd-Frank 2014): Unable to verify assets using reasonably reliable third-party records. (XXX/Checking)
COMMENT: 2022/XX/16: Loan is missing bank statements and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Loan is missing VVOE and Income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/16: ATR failure due to insufficient income documentation.  This exception will be cleared once all ATR specific exceptions have been cured/cleared.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/16: Loan was AUS approved with a DTI of 43.718%, but the loan file is missing AUS, Income, Asset and Credit documentation and is waterfalling to ATR/QM standard DTI requirement of 43%.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11167047)
COMMENT: 2022/XX/16: Loan is missing VVOE and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11167047)
COMMENT: 2022/XX/16: Loan is missing Credit Report and is waterfalling to ATR/QM standard documentation requirements.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/16: Evidence of earlier borrower receipt was not provided.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/16: Evidence of earlier borrower receipt was not provided.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Loan is missing VVOE and Income documentation and is waterfalling to ATR/QM standard documentation requirements.
										B	B	Yes	No		CA	2/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299890613	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) AUS Findings: Property type discrepancy. - EV1 *** (CLEARED) Missing Document: HUD/CD (Asset) not provided - EV1	*** (CLEARED) Missing Document: HUD/CD (Asset) not provided COMMENT: 2022/XX/16: Closing statement for the sale of the departing residence located at XXX. is not signed and dated. Unable to accurately determine if the closing statement is the Final.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/21: AUS reflects property is a PUD, appraisal reflect PUD attached.
										B	C	Yes	No		VA	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
299890687	XXX	XXX	3	3
*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Approval not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Flood Certificate not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2009 - EV3
						*** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/08: Missing all 4506-T and Voe. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/08: MIssing 4506T and voe. *** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2009 COMMENT: 2022/XX/08: The Verification of Employment Required on XXX was not Provided.	2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	No		VA	5/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
299617882	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS/Guideline Findings: All conditions were not met - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income Docs Missing:: Borrower: XXX - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Account Statements - Business not provided - EV3

*** (OPEN) Missing Document: Account Statements - Personal not provided - EV3

*** (OPEN) Missing Document: AUS not provided - EV3

*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) REO Documents are missing.: Address: XXX, NJ, Address: XXX, NJ - EV3

*** (OPEN) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2013 - EV3

*** (OPEN) Asset documentation requirements not met.
COMMENT: 2022/XX/22: Missing asset documentation.

*** (OPEN) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/22: Loan File is missing the AUS, 1008, Credit Report, Fraud Report and all Income and Asset verification documents needed for Audit.

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/22: Most Recent Valuation Inspection Date: 06/XX/2017
Disaster End Date: 09/XX/2021
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2021

*** (OPEN) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/22: Missing all income documentation.

*** (OPEN) Income documentation requirements not met.
COMMENT: 2022/XX/22: Missing income documentation.

*** (OPEN) Missing Document: AUS not provided
COMMENT: 2022/XX/22: File is missing final AUS; final 1008 showing AUS approved was used for review.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/07/XX/2017) - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Missing: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to consumer. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/22: Loan file is missing evidence of Initial Loan Application date.
										B	B	No	No		NJ	7/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
299916007	XXX	XXX	3	1	*** (CLEARED) Missing Document: Approval not provided - EV1 *** (CLEARED) Missing Document: Fraud Report not provided - EV1 *** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1		3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM. - EV3

*** (OPEN) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV3

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/06/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2017) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Non QM.
COMMENT: 2022/XX/08: Due Diligence Loan Designation of Non QM due top missing income and asset documentation.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Lender: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 07/XX/2017 did not disclose the required  Lender Contact Information (Lender Name, Lender NMLS ID, Contact Name, Contact NMLS ID). (Final/07/XX/2017)
COMMENT: 2022/XX/08: Lender information was not disclosed on final closing disclosure dated 07/XX/2017

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/21: Loan estimate was not provided. A tolerance cure of $XXX may be required depending on when rate was locked

*** (CLEARED) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/21: Appraisal Disclosure was not provided to borrower at least 3 days before closing date
										C	C	Yes	No		NJ	7/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Non QM
299232085	XXX	XXX	2	2
*** (OPEN) Title Policy Coverage is less than Original Loan Amount. - EV2

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Guideline Requirement: Representative FICO score discrepancy. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX, Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Approval not provided - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV1

*** (CLEARED) Missing Document: Tax Certificate not provided - EV1

*** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2016 - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2007 - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2007, Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 05/XX/2016 - EV1

*** (OPEN) Title Policy Coverage is less than Original Loan Amount.
COMMENT: 2022/XX/21: Title commitment policy amount is XXX which is less than the note amount of XXX.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/21: The file contains no asset documentation.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/21: The AUS is missing from the file therefore all conditions were not met.

*** (CLEARED) Guideline Requirement: Representative FICO score discrepancy.
COMMENT: 2022/XX/21: The file does not contain a credit report.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/21: The file is missing the income documents.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2007
COMMENT: 2022/XX/21: The file does not contain a verification of income.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice. - EV1

*** (CLEARED) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation. - EV1

*** (CLEARED) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document). - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11228064) - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11228063) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11228064) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11228063) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (75108) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/XX/20/2017)
COMMENT: 2022/XX/23: The file does not contain documentation to evidence the borrower received a copy of the appraisal within 3 days of closing.

*** (OPEN) TRID Final Closing Disclosure Contact Information - Broker: TILA-RESPA Integrated Disclosure - Contact Information: Final Closing Disclosure provided on 10/XX/2017 did not disclose the required  Broker  Contact Information (Broker Name, Broker NMLS ID, Contact Name, Contact NMLS ID). (Final/10/XX/2017)
COMMENT: 2022/XX/23: The final closing disclosure did not have the mortgage broker NMLS number on page 5.

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 10/XX/2017 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 10/XX/2017). (Final/10/XX/2017)
COMMENT: 2022/XX/23: The finance charge is under disclosed by $XXX. It appears the Loan Review Report fee was not included in the prepaid finance charges.

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/21: The file does not contain a rate lock.

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/21: The loan designation is failing the qualified mortgage testing due to the missing income, assets and credit documents,  the  Ability to Repay conditions has not been met therefore the loan designation has failed testing.

*** (CLEARED) Colorado Consumer Credit Code (First Lien Refinance Notice Not Provided): Colorado Consumer Credit Code: Borrower not provided First Lien Refinance Notice.
COMMENT: 2022/XX/21: The Colorado First Lien Notice is not in the file.

*** (CLEARED) Colorado Home Loan (Ability to Repay not Verified): Colorado Home Loan (HB1322):  Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2022/XX/21: The Colorado HG 1322 is not in the loan file.

*** (CLEARED) Colorado Home Loan (Tangible Net Benefit Disclosure Not Provided): Colorado Home Loan (HB1322):  Loan file does not contain a Tangible Net Benefit Disclosure (or similar document).
COMMENT: 2022/XX/21: The Colorado  Net Tangible Benefit Disclosure is not in the loan file.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/21: Failure due to missing credit report

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/21: The file is missing the income documents required to evaluate the borrowers ability to repay the loan.
Paystubs, W2, 3rd party verification of the employer is not in the loan file.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/21: The file is missing the income documents required to evaluate the borrowers ability to repay the loan.
Paystubs, W2, 3rd party verification of the employer is not in the loan file.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/21: The file is missing the income documents required to evaluate the borrowers ability to repay the loan.
Paystubs, W2, 3rd party verification of the employer is not in the loan file.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/21: The file is missing the income documents required to evaluate the borrowers ability to repay the loan.
Paystubs, W2, 3rd party verification of the employer is not in the loan file.

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/21: The file does not contain the initial lender loan application.

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/21: The NMLS compliance test could not be completed because the initial loan application is not in the file.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/21: The file is missing the income documents required to evaluate the borrowers ability to repay the loan.
Paystubs, W2, 3rd party verification of the employer is not in the loan file.

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2022/XX/21: The file does not contain the Notice of Rights to Cancel.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/21: The DTI of 44% exceed the ratio tolerance of 43%.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11228064)
COMMENT: 2022/XX/21: Appendix Q is failing because the file does not contain any income documents to validate the borrowers employment.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11228063)
COMMENT: 2022/XX/21: Appendix Q is failing because the file does not contain any income documents to validate the borrowers employment.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11228064)
COMMENT: 2022/XX/21: The credit report is not in the file.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11228063)
COMMENT: 2022/XX/21: The credit report is not in the file.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/21: The Homeownership Counseling Organization is not in the file.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/21: File is missing initial application from lender.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/3/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $5,946.57 may be required.
COMMENT: 2022/XX/21: The file does not contain the loan estimate.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/21: The file does not contain the Right to Receive A  Copy of the Appraisal disclosure.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/10/XX/2017)
COMMENT: 2022/XX/21: The final closing disclosure was not received by the borrower within 3 business days prior to closing.
CD Issued 10/3/2017
Closing Date 10/6/2017

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Compliance Audit / Quality Control Fee.  Fee Amount of $XXX exceeds tolerance of $0.00.  Insufficient or no cure was provided to the borrower. (75108)
COMMENT: 2022/XX/21: Compliance Audit/Quality Control fee of 40.43 exceeds tolerance of 0.00.  File is missing a valid changed circumstance for this fee.  Cure is from lender credit of 1097.20.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/21: Appendix Q is failing because the file does not contain any income documents to validate the borrowers employment.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/21: Appendix Q is failing because the file does not contain any income documents to validate the borrowers employment.
										B	B	Yes	No		CO	10/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299751745	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of -$XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/08: rate lock changed from float to lock. Lender applied $XXX

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Reinspection Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7552)
COMMENT: 2022/XX/08: Reinspection Fee increased from the tolerance amount of $XXX to the amount of $XXX. No cure was provided to borrower

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Appraisal Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7506)
COMMENT: 2022/XX/08: Appraisal Fee tolerance amount of $XXX to the amount of $XXX. No cure was provided to borrower at the day of closing
										B	B	Yes	No		CA	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299251476	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient. - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Tax Certificate not provided - EV1

*** (CLEARED) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2012 - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 - EV1

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 - EV1

*** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1

*** (CLEARED) Verification(s) of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017 - EV1

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/22: Most Recent Valuation Inspection Date: 01/XX/2018
Disaster End Date: 12/XX/2021
Disaster Name: XXX
Disaster Declaration Date: 01/XX/2022

*** (OPEN) Insufficient Coverage: Hazard insurance coverage amount is insufficient.
COMMENT: 2022/XX/22: Source document Hazard Insurance reflects a shortfall in coverage in the amount of $XXX; coverage amount is $XXX Appraised value of the property is $XXX.

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/16: Asset documentation was not provided in the loan file.

*** (CLEARED) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/16: Source document credit report is missing from the loan file.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/16: Source documentation credit report, fraud report, verification of income and assets are not included in the loan file.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/16: Income documentation was not provided in the loan file.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/16: Source document AUS was not provided in the loan file. Source document Loan Underwriting and Transmital Summary 1008 was used in lieu of Missing AUS.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2012
COMMENT: 2022/XX/16: Verification of employment for the borrower was not provided in the loan file.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017
COMMENT: 2022/XX/16: Verification of employment for the borrower was not provided in the loan file.

*** (CLEARED) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2017
COMMENT: 2022/XX/16: Verification of employment for the borrower was not provided in the loan file.
							1
*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV1

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11169667) - EV1

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41134% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41134%). - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11169667) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7579) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/16: Will be resolved with sufficient income asset and credit documentation being provided.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/16: Source document Credit Report was not included in the loan file.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Source documentation verification of employment, reasonable third party verification and or W-2 were not provided in the loan file.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/16: Source documentation W-2, Paystub, LES, ETS or WVOE is missing from the loan file.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/16: General Ability-to-Repay requirements not satisfied due to missing income asset and credit documentation.

*** (CLEARED) QM Employment History: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met. (XXX/11169667)
COMMENT: 2022/XX/16: Qualified Mortgage (Dodd-Frank 2014): Employment history requirement not met due to unsatisfactory employment history requirements. Exception will be resolved with sufficient verification of employment, W-2 and or paycheck stubs.

*** (CLEARED) QM Points and Fees: Qualified Mortgage (Dodd Frank 2014): Points and Fees on subject loan of 3.41134% is in excess of the allowable maximum of  3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .41134%).
COMMENT: 2022/XX/16: Points and Fees on subject loan of 3.41134% is in excess of the allowable maximum of 3.00000% of the Federal Total Loan Amount. Points and Fees total $XXX on a Federal Total Loan Amount of $XXX vs. an allowable total of $XXX. Provide evidence of bona fide discount points if applicable.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/16: Source document Loan Estimate was not provided to the Borrower.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/16: Borrower was provided with the right to receive a copy of the Appraisal Disclosure.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Flood Certification (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7579)
COMMENT: 2022/XX/16: Flood Certification (Life Of Loan) Fee in the amount of $XXX reflected on Final CD exceeds tolerance of $XXX without COC being provided to the Borrower.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Lender's Title Insurance.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7567)
COMMENT: 2022/XX/16: Title - Lender's Title Insurance Fee in the amount of $XXX reflected on the Final CD exceeds tolerance of $XXX without COC being provided to the Borrower.
										A	A	Yes	No		TN	2/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298591753	XXX	XXX	3	3	*** (OPEN) Employment was not verified within 10 days of the note date.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2001 - EV3 *** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2001 - EV3	*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2001 COMMENT: 2022/XX/12: The file does not contain a VOE dated within 10 business days of the application date.	2
*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2017) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163) - EV1

*** (OPEN) ECOA Appraisal - Appraisal Provided Prior to Date Performed: ECOA Valuations Rule (Dodd-Frank 2014): Date valuation provided to applicant is prior to the date when valuation was performed.  Unable to determine compliance with appraisal timing requirements. (Type:Primary/12/XX/2017)
COMMENT: 2022/XX/12: The valuation was received by the borrower on 12/XX/2017 and the appraisal report date is 12/XX/2017.

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/09: The file is missing one or more of the core documents required for a review. Please provide a complete closing package including the Note, an initial 1003 and a final 1003.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Abstract / Title Search.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (77163)
COMMENT: 2022/XX/20: The Title Abstact/Title fee was not previously disclosed to the borrower and the cure provided was not sufficient.
Cure remaing:  $XXX.
										B	B	Yes	No		FL	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299778026	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1 *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1	*** (CLEARED) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/21: Missing within 10 days prior to the note.	2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date. - EV2

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2017) - EV2

*** (CLEARED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/01/XX/2018) - EV1

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation.
COMMENT: 2022/XX/22: Due to missing initial application.

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2017 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/22: Missing initial signed application.

*** (OPEN) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/22: Due to missing initial signed application.

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information.
COMMENT: 2022/XX/21: Missing initial application date to verify.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/02: A signed and dated initial application is missing.

*** (OPEN) TRID Appraisal Disclosure - ECOA Timing: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure within 3 days of the loan application date.
COMMENT: 2022/XX/02: Unable to determine delivery timing due to missing initial application.

*** (OPEN) TRID Loan Estimate Timing: TILA-RESPA Integrated Disclosure: Loan Estimate not delivered or placed in the mail to Borrower(s) within three (3) business days of application. (Initial/12/XX/2017)
COMMENT: 2022/XX/02: Missing signed initial loan estimate.

*** (CLEARED) TRID Seller Closing Disclosure Fees Lesser than Final Closing Disclosure Seller Paid Fees: TILA-RESPA Integrated Disclosure:  Fees disclosed on the Seller's Closing Disclosure are less than the Seller Paid fees disclosed on the Consumer's Final Closing Disclosure. (Final/01/XX/2018)
COMMENT: 2022/XX/21: The Seller Closing Disclosure disclosed the Appraisal fee of $XXX (paid by seller) and the Final Closing Disclosure disclosed the Appraisal fee of $XXX (paid by seller) and Recording fees of $XXX (Seller CD) and $XXX (Final CD).
										B	B	Yes	No		MN	1/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299595452	XXX	XXX	3	3	*** (OPEN) Missing Document: Rider - Other not provided - EV3 *** (CLEARED) Missing Document: Fraud Report not provided - EV1 *** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1 *** (CLEARED) Missing Document: Rider - Condo not provided - EV1		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 1,959.32 on Final Closing Disclosure provided on 04/XX/2018 not accurate. (Final/04/XX/2018) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for HOA/Condo Questionnaire.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (75215) - EV1

*** (CLEARED) Unable to Combine Appraisal and Appraisal Management Company Fee for Tolerance Testing: Unable to combine Appraisal Fee and Appraisal Management Company Fee for purposes of tolerance testing. - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2018)
COMMENT: 2022/XX/23: Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/23: List of 10 counseling organizations provided to the borrower is missing from the file
										B	B	Yes	No		GA	4/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298530088	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Final Title Policy is missing. No evidence of title in file. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Purchase Agreement / Sales Contract not provided - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2014 - EV1

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/23: Most Recent Valuation Inspection Date: 08/XX/2018
Disaster End Date: 09/XX/2020
Disaster Name: XXX
Disaster Declaration Date: 08/XX/2020

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/21: Borrower is missing bank statement and other asset documentations in file.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/21: File is missing AUS, initial 1003 (application date), credit report, LE's and all income/asset documentation. Loan is non agency salable.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/21: Missing all asset documentation.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/21: Borrower is missing paystubs, W-2s, 4506Ts and tax returns in file.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/21: File is missing final AUS; final 1008 showing AUS approved was used for review

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 06/XX/2014
COMMENT: 2022/XX/21: Verification of employment required but not provided in file.
							1
*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/08/XX/2018) - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2018 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Overtime Bonus 2Yr Calc: Qualified Mortgage (Dodd-Frank 2014): Use of Overtime/Bonus income for less than two (2) years not justified or documented in writing. (XXX XXX/Bonus) - EV1

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Bonus) - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11169874) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11169874) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018) - EV1

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/21: File is missing AUS, initial 1003 (application date), credit report, LE's and all income/asset documentation. Loan is non agency salable.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/21: Borrower has no credit report in file to verify debt obligations.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/21: Borrower has no paystubs or W-2s in file to verify current wages.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/21: Borrower has no paystubs, W-2s or written verification of employment in file to verify income.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/21: Borrower is missing income and asset documentations in file to satisfy his ability to repay requirements.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/21: File is missing AUS, initial 1003 (application date), credit report, LE's and all income/asset documentation. Loan is non agency salable.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11169874)
COMMENT: 2022/XX/21: Borrower has no verification of employment in file to verify two years current employment.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/21: Borrower was not provided with homeownership counseling list.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/21: No loan estimate was provided to borrower on file.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/21: Right to receive copy of appraisal was not provided to borrower.

*** (CLEARED) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/08/XX/2018)
COMMENT: 2022/XX/21: Evidence of borrower's earlier receipt was not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Origination Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7325)
COMMENT: 2022/XX/21: The loan origination fee was not disclosed on any loan estimates but was added to the initial closing disclosure dated 8/XX/2018 without any evidence of changed circumstance or cure.
										A	A	Yes	No		CA	8/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299530314	XXX	XXX	3	3	*** (OPEN) Incomplete Document: 1003 Final is incomplete - EV3	*** (OPEN) Incomplete Document: 1003 Final is incomplete COMMENT: 2022/XX/08: The Final 1003 provided is not signed.	2
*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,491.07 on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Escrowed Property Costs over Year 1 - Pre October 2018: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Escrowed Property Costs over Year 1 of 3,491.07 on Final Closing Disclosure provided on 09/XX/2018 not accurate. (Final/09/XX/2018)
COMMENT: 2022/XX/08: Discrepancy is with the hazard insurance premium.  The lender used an annual premium of $XXX or $XXX/month, amount from policy is $XXX for $XXX/month.
										B	B	Yes	No		VA	9/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298826401	XXX	XXX	3	3	*** (OPEN) Hazard Insurance policy does not list Lender or Servicer and its successors and assigns, per guideline requirements. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Not Have Escrow -  Reason: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 10/XX/2018 incorrectly disclosed whether the loan will have an escrow account. (Final/10/XX/2018)
COMMENT: 2022/XX/05: Page 4 of the final closing disclosure dated 10/XX/2018 discloses the loan will not have an escrow account but it does not discloses if it was declined or if the lender does not offer one.
										B	B	Yes	No		TN	10/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299418688	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		1			A	A	Yes	No		FL	11/XX/2018	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299344553	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure did not disclose Amount of Non-Escrowed Property Costs over Year 1: TILA-RESPA Integrated Disclosure - Loan Disclosures: Amount of Non-Escrowed Property Costs over Year 1 of 727.21 on Final Closing Disclosure provided on 01/XX/2019 not accurate. (Final/01/XX/2019) - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file
COMMENT: 2022/XX/09: The file is missing one or more of the core documents required for a review. Please provide a complete closing package including the Note, an initial 1003, and a final 1003.
										B	B	Yes	No		CO	1/XX/2019	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299222160	XXX	XXX	1	1
*** (CLEARED) Asset documentation requirements not met. - EV1

*** (CLEARED) AUS Findings: Qualifying asset balance discrepancy. - EV1

*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower. - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: Account Statements - Personal not provided - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) Missing Document: Gift Letter not provided - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2003 - EV1

*** (CLEARED) Asset documentation requirements not met.
COMMENT: 2022/XX/20: File is Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/20: All conditions have not been met as the loan file is missing all Income, Asset and Credit          verification documents as required.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/20: Loan is missing Income, Asset, Credit, fraud report  and Employment verification Documentations.

*** (CLEARED) Available for Closing is insufficient to cover Cash From Borrower.
COMMENT: 2022/XX/20: Loan is missing Income, Asset, Credit, fraud report  and Employment verification Documentations.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/20: Loan is missing Income, Asset, Credit, fraud report  and Employment verification Documentations.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/20: File is Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/20: File is missing final AUS; final 1008 showing AUS approved was used for review.
							1
*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV1

*** (CLEARED) Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX XXX/Schedule F) - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule F: Ability to Repay (Dodd-Frank 2014): Unable to verify Farming income using reasonably reliable third-party records. (XXX XXX/Schedule F) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule F) - EV1

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C) - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency. - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11170319) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11170319) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C) - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/20: Missing rate lock

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/20: Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.

*** (CLEARED) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
COMMENT: 2022/XX/20: File is Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) Farming Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Farming Income). (XXX XXX/Schedule F)
COMMENT: 2022/XX/20: Unable to determine what calculation method was used due to missing income documentations

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) General Ability To Repay Provision Employment - Schedule C Test: Ability-to-Repay (Dodd-Frank 2014): Unable to verify current Sole Proprietorship status using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule C: Ability to Repay (Dodd-Frank 2014): Unable to verify Sole Proprietorship income using reasonably reliable third-party records. (XXX XXX/Schedule C)
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Schedule F: Ability to Repay (Dodd-Frank 2014): Unable to verify Farming income using reasonably reliable third-party records. (XXX XXX/Schedule F)
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule F)
COMMENT: 2022/XX/20: Unable to determine what calculation method was used due to missing income documentations

*** (CLEARED) Income Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): The Method used to calculate the qualifying monthly income is not supported by the earnings history/trend. (XXX XXX/Schedule C)
COMMENT: 2022/XX/20: Unable to determine what calculation method was used due to missing income documentations

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/20: Missing initial 1003

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/20: Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) QM DTI: Qualified Mortgage (Dodd-Frank 2014): Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.
COMMENT: 2022/XX/20: Total Debt to Income Ratio exceeds 43% and the images do not provide evidence loan is eligible for purchase, guarantee or insurance by the appropriate agency.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11170319)
COMMENT: 2022/XX/20: Required income documentation to calculate and support the borrower’s monthly income were not provided in file. File is missing Income documents such as VOE, 4506, paystubs, etc. all missing from the loan file.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11170319)
COMMENT: 2022/XX/20: Missing Credit Report

*** (CLEARED) Sole Proprietorship Income Documentation Test: Qualified Mortgage (Dodd-Frank 2014): Self-employed income documentation not sufficient (Sole Proprietorship). (XXX XXX/Schedule C)
COMMENT: 2022/XX/20: File is Missing Income, Asset, Credit, fraud report and Employment verification Documentations.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/20: Missing LE

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/20: Missing right to receive a copy of the Appraisal Disclosure. No waiver on file.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: File is Missing Income, Asset, Credit, fraud report and Employment verification Documentations.
										A	A	Yes	No		CA	3/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298667171	XXX	XXX	2	1
*** (CLEARED) AUS Findings: Representative FICO score discrepancy. - EV1

*** (CLEARED) AUS/Guideline Findings: All conditions were not met - EV1

*** (CLEARED) Income Docs Missing:: Borrower: XXX - EV1

*** (CLEARED) Income documentation requirements not met. - EV1

*** (CLEARED) Missing Document: AUS not provided - EV1

*** (CLEARED) Missing Document: Credit Report not provided - EV1

*** (CLEARED) Missing Document: Fraud Report not provided - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016 - EV1

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2013 - EV1

*** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1

*** (CLEARED) AUS Findings: Representative FICO score discrepancy.
COMMENT: 2022/XX/20: The final 1008 reflects borrowers credit score as 636 however, the credit report is missing from the loan file.

*** (CLEARED) AUS/Guideline Findings: All conditions were not met
COMMENT: 2022/XX/20: All conditions have not been met as the loan file is missing all Income, Asset and Credit          verification documents as required.

*** (CLEARED) Income Docs Missing:: Borrower: XXX
COMMENT: 2022/XX/20: The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Income documentation requirements not met.
COMMENT: 2022/XX/20: The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Missing Document: AUS not provided
COMMENT: 2022/XX/20: File is missing final AUS; final 1008 showing AUS approved was used for review.

*** (CLEARED) Missing Document: Credit Report not provided
COMMENT: 2022/XX/20: The CD indicates a charge for credit report however, the credit report is missing from the file.

*** (CLEARED) Missing Document: Fraud Report not provided
COMMENT: 2022/XX/20: The Fraud report is required and is missing from the loan file.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 08/XX/2016
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 03/XX/2013
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy.
COMMENT: 2022/XX/20: The Final Title Policy is missing from the loan file.
							2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019) - EV2

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV1

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail. - EV1

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV1

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records. - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV1

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV1

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied. - EV1

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV1

*** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime) - EV1

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime) - EV1

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11226781) - EV1

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11226781) - EV1

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV1

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required. - EV1

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure. - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages) - EV1

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/03/XX/2019)
COMMENT: 2022/XX/23: The file is missing proof of appraisal delivery to the Borrower.

*** (CLEARED) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing.
COMMENT: 2022/XX/20: The Rate lock documentation is missing from the loan file

*** (CLEARED) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of ATR Fail.
COMMENT: 2022/XX/20: The loan is waterfalling to an ATR failure due to missing AUS, income, and credit documentation.

*** (CLEARED) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure.
COMMENT: 2022/XX/20: The FACTA disclosure is missing from the loan file.

*** (CLEARED) General Ability To Repay Provision Credit History: Ability to Repay (Dodd-Frank 2014): Unable to verify debt obligations using reasonably reliable third-party records.
COMMENT: 2022/XX/20: The final 1008 is reflecting credit score of 636 however, the credit report is missing from the loan file.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) General Ability To Repay Provision Employment - W-2: Ability to Repay (Dodd-Frank 2014): Unable to verify current Wages/W-2 employment status using reasonably reliable third-party records. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) General Ability To Repay Provision Income and Assets - Wages: Ability to Repay (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Missing Document: Missing Lender's Initial 1003
COMMENT: 2022/XX/20: The initial loan application to verify the borrowers application date is missing from the loan file.

*** (CLEARED) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2019 which is 1 months prior to consummation. A lookback was performed to determine this application date.
COMMENT: 2022/XX/20: The initial 1003 is missing from the loan file to verify borrowers application date.

*** (CLEARED) NMLS - Missing Evidence of Initial Loan Application Date: Truth in Lending Act (NMLSR Dodd- Frank 2014): Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date.
COMMENT: 2022/XX/20: We are unable to determine compliance with NMLSR timing requirements due to the initial 1003 is missing from the loan file to verify borrowers application date.

*** (CLEARED) NonQM ATR: Ability-to-Repay (Dodd-Frank 2014): General Ability-to-Repay requirements not satisfied.
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided.
COMMENT: 2022/XX/20: The Notice of right to cancel is missing from the laon file.

*** (CLEARED) Overtime Bonus Declining: Qualified Mortgage (Dodd-Frank 2014): Use of continual decline in income for Overtime/Bonus not justified or documented. (XXX XXX/Overtime)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Overtime Bonus Method of Calculation: Qualified Mortgage (Dodd-Frank 2014): Significant income variation requires a period of more than two (2) years when calculating the average Overtime/Bonus income. (XXX XXX/Overtime)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) QM Employment History - Current Employment Documentation lacks Date Info: Qualified Mortgage (Dodd-Frank 2014): Missing Employment Dates to verify two years current employment. (XXX/11226781)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) QM Required Credit Report Not Provided to Evidence Debts: Qualified Mortgage (Dodd-Frank 2014): The loan file does not contain a Credit report to evidence the consumers outstanding liabilities. (XXX/11226781)
COMMENT: 2022/XX/20: The final 1008 is reflecting credit score of 636 however, the credit report is missing from the loan file.

*** (CLEARED) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower.
COMMENT: 2022/XX/20: Proof that the Homeownership Counseling Organization's list was delivered to the borrower is missing from the loan file.

*** (CLEARED) TILA-RESPA Integrated Disclosure: application date on or after 10/XX/2015, no Loan Estimates in the Loan File: TILA-RESPA Integrated Disclosure: Loan Estimate not provided within loan images to evidence delivery to the Borrower(s).  The earliest Closing Disclosure provided in the loan file was used as the estimated baseline for Tolerance Testing.  Depending on the actual values on the initial Loan Estimate, a fee tolerance cure of up to $XXX may be required.
COMMENT: 2022/XX/20: The Loan Estimate is missing from the loan file.

*** (CLEARED) TRID Appraisal Disclosure - ECOA Status: ECOA - File does not evidence the consumer was provided with the right to receive a copy of the Appraisal Disclosure.
COMMENT: 2022/XX/20: The file is missing the right to receive copy of appraisal.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.

*** (CLEARED) Wages Documentation: Qualified Mortgage (Dodd-Frank 2014):  Unable to verity income due to, missing  W-2, Paystub, LES, ETS or WVOE. (XXX XXX/Wages)
COMMENT: 2022/XX/20: The borrower is reflecting 2 current employers. The file is missing income documentation and verification to support two years of employment history for the borrower. A signed 4506T, two years of W-2's, paystubs, and employment verification are required.
										B	B	Yes	No		NJ	3/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298600687	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Income Docs Missing:: Borrower: XXX - EV3 *** (OPEN) Income documentation requirements not met. - EV3 *** (CLEARED) Title Policy is Preliminary or Commitment, and not a Final Title Policy. - EV1	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2022/XX/05: Most Recent Valuation Inspection Date: 06/XX/2019 Disaster End Date: 10/XX/2021 Disaster Name: XXX Disaster Declaration Date: 12/XX/2021 *** (OPEN) Income Docs Missing:: Borrower: XXX COMMENT: 2022/XX/05: Missing 4506-T which is required per the AUS. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/24: Loan is missing executed 4506-T documentation and is waterfalling to ATR/QM standard documentation requirements.	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2019) - EV2

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2019) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/24: Loan is missing income documentation and is waterfalling to ATR/QM standard documentation requirements.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/07/XX/2019)
COMMENT: 2022/XX/20: Please provide evidence the borrower received a copy of the Initial CD at least 3 days prior to closing.

*** (OPEN) TRID Revised Loan Estimate Timing Before Closing: TILA-RESPA Integrated Disclosure: Revised Loan Estimate provided on 07/XX/2019 not received by borrower at least four (4) business days prior to closing. (Interim/07/XX/2019)
COMMENT: 2022/XX/05: Evidence of earlier borrower receipt was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Transfer Tax.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (8304)
COMMENT: 2022/XX/05: A valid COC for the increase in the transfer tax was not provided. Fee Amount of $XXX exceeds tolerance of $XXX. No cure or valid change of circumstances was provided. COC in file did not provide an explanation of the change.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/05: A valid COC for the increase in the Loan Discount Points was not provided. Fee Amount of $XXX exceeds tolerance of $XXX. No cure or valid change of circumstances was provided. COC in file did not provide an explanation of the change.
										B	C	Yes	No		AL	7/XX/2019	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
299609356	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1
*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7561) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7522) - EV1

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75127) - EV1

*** (CURED) TRID Ten Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Ten Percent Fee Tolerance exceeded. Total amount of $XXX exceeds tolerance of $XXX plus 10% or $XXX.  Sufficient or excess cure was provided to the borrower. (0)
COMMENT: 2022/XX/12: Missing evidence of valid change of circumstance letter or cure to support increase in 10% tolerance fee exceeding tolerance of $XXX

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Title - Settlement / Closing / Escrow Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7561)
COMMENT: 2022/XX/12: Missing evidence of valid change of circumstance letter or cure to support increase in 0% tolerance fee for Title - Settlement/Closing/Escrow fee from $XXX to $XXX.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Document Preparation Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (7522)
COMMENT: 2022/XX/12: Missing evidence of valid change of circumstance letter or cure to support increase in 0% tolerance fee for Document Preparation fee from $XXX to $XXX.

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure - 1026.19(f)(2) Cure: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Funding Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower. (75127)
COMMENT: 2022/XX/12: Missing evidence of valid change of circumstance letter or cure to support increase in 0% tolerance fee for Funding fee from $XXX to $XXX.
										A	A	Yes	No		TX	7/XX/2016	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298471792	XXX	XXX	3	3
*** (OPEN) Asset documentation requirements not met. - EV3

*** (OPEN) AUS Findings: Available for Reserves discrepancy. - EV3

*** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Income documentation requirements not met. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Tax Certificate not provided - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 04/XX/2007 - EV3

*** (OPEN) The verification of employment is not within 10 business days of the Note.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/1998 - EV3
						*** (OPEN) Asset documentation requirements not met. COMMENT: 2022/XX/15: Unable to source (Bank statements/ asset documentation) Earnest Money Deposit. *** (OPEN) AUS Findings: Available for Reserves discrepancy. COMMENT: 2022/XX/12: Source of Earnest Money Deposit was not provided. *** (OPEN) Available for Closing is insufficient to cover Cash From Borrower. COMMENT: 2022/XX/15: Receipt of EMD was provided however unable to source funds through bank statements. *** (OPEN) Income documentation requirements not met. COMMENT: 2022/XX/19: B2 VVOE not provided in the loan file	3
*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (CURED) TRID Zero Percent Tolerance Violation With Sufficient Cure Provided At Closing: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Sufficient or excess cure was provided to the borrower at Closing. (7520) - EV1

*** (OPEN) Check Loan Designation Match - QM: Qualified Mortgage (Dodd-Frank 2014): Originator Loan Designation of Temporary SHQM (GSE/Agency Eligible) does not match Due Diligence Loan Designation of Safe Harbor QM.
COMMENT: 2022/XX/15: File is missing Earnest Money Deposit sourcing.  Asset conditions were not met.
										B	C	No	No		FL	4/XX/2016	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Safe Harbor QM
299702161	XXX	XXX	3	3	*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3 *** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX - EV3
*** (OPEN) Aged document: Asset Account date is more than 90 days prior to Closing.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2022/XX/18: Although only $XXX must be verified for this loan. According to FNMA sellers guide, If the latest bank statement is more than 45 days earlier than the date of the loan application, the lender should ask the borrower to provide a more recent, supplemental, bank-generated form that shows at least the last four digits of the account number, balance, and date.

*** (OPEN) Guideline Issue:Insufficient asset documentation.: Financial Institution: XXX // Account Type: Savings / Account Number: XXX
COMMENT: 2022/XX/17: Per AUS document, 2 months bank statement verification is required for loan file.
							1			A	A	No	No		MD	1/XX/2017	Refinance	Investment	XXX	$XXX		N/A	N/A
299274638	XXX	XXX	2	1			2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520) - EV1

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest.
COMMENT: 2022/XX/15: Worksheet not provided.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/12/XX/2016)
COMMENT: 2022/XX/15: Evidence of earlier borrower receipt was not provided.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/15: Exceeds zero percent fee tolerance, please provide cure.  A valid COC for the fee addition was not provided.

*** (CLEARED) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Credit Report Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7520)
COMMENT: 2022/XX/31: Exceeds zero percent fee tolerance, please provide cure
										B	B	Yes	No		MA	12/XX/2016	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298741916	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Warranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712) - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017)
COMMENT: 2022/XX/15: Evidence that appraisal dated 4/XX/2017 was delivered to borrower 3 days before closing not in file.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Home Warranty Fee.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7712)
COMMENT: 2022/XX/15: Home warranty fee increased from $XXX to $XXX at final CD with no valid change of the circumstance provided for the increase.
										B	B	No	No		FL	4/XX/2017	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298923968	XXX	XXX	2	1			2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/04/XX/2017) - EV2

*** (OPEN) TRID Final Closing Disclosure Will Have Escrow -  Initial Escrow Payment By All Parties: TILA-RESPA Integrated Disclosure - Loan Disclosures: Final Closing Disclosure provided on 05/XX/2017 disclosed an Initial Escrow Payment that includes both borrower and non-borrower paid amounts. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/05/XX/2017)
COMMENT: 2022/XX/15: MIssing initial CD.
										B	B	Yes	No		GA	5/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298701169	XXX	XXX	2	1			2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2017) - EV2

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300) - EV2

*** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure. - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580) - EV2

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2017)
COMMENT: 2022/XX/18: Closing Disclosure not provided to Borrower(s) 6/XX/17 which was not at least three (3) business days prior to closing 6/XX/17.

*** (OPEN) TRID Lender Credit Tolerance Violation: TILA-RESPA Integrated Disclosure: Zero Percent Tolerance exceeded for Lender Credits. Final Lender Credit of $XXX  is less than amount of binding Lender Credit previously disclosed in the amount of -$XXX. (9300)
COMMENT: 2022/XX/18: Lender’s Credit Fee was previously disclosed as -$XXX however, it was disclosed as $XXX on Final CD with total Cure remaining $XXX

*** (OPEN) TRID non-compliant: Fees were not reflected in the correct section of the disclosure.
COMMENT: 2022/XX/28: Title fees are disclosed in Section B when they should be disclosed in Section C due to the Service Provider List reflects a different Provider indicating the borrower selected their own Provider.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Tax Service Fee (Life Of Loan).  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7580)
COMMENT: 2022/XX/18: Tax Service Fee was last disclosed as $XXX on LE; however, it was disclosed as $XXX on Final Closing Disclosure with total Cure remaining $XXX.

*** (OPEN) TRID Zero Percent Tolerance Violation Without Sufficient Cure Provided: TILA-RESPA Integrated Disclosure: Zero Percent Fee Tolerance exceeded for Loan Discount Points.  Fee Amount of $XXX exceeds tolerance of $XXX.  Insufficient or no cure was provided to the borrower. (7200)
COMMENT: 2022/XX/18: Discount Point Fee was last disclosed as $XXX on LE; however, it was disclosed as $XXX on Final Closing Disclosure with total Cure remaining $XXX.
										B	B	Yes	No		MD	6/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299761004	XXX	XXX	2	1			2
*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018) - EV2

*** (OPEN) TRID Final Closing Disclosure Finance Charge: TILA-RESPA Integrated Disclosure - Loan Calculations: Final Closing Disclosure provided on 06/XX/2018 disclosed an inaccurate Finance Charge on page 5 that does not match the actual Finance Charge for the loan (fee amounts included in Finance Charge calculation are based on Closing Disclosure dated 06/XX/2018). (Final/06/XX/2018)
COMMENT: 2022/XX/16: The final CD reflects finance charge of $XXX, calculated finance charge is $XXX, variance of $XXX.

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Final/06/XX/2018)
COMMENT: 2022/XX/16: Missing initial CD.
										B	B	No	No		GA	6/XX/2018	Purchase	Second Home	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299793294	XXX	XXX	3	3	*** (OPEN) REO Documents are missing.: Address: XXX, FL - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 - EV3 *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010 - EV3	*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 07/XX/2016 COMMENT: 2022/XX/15: Missing vvoe from previous employment with XXX to verify two year complete employment history. *** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 01/XX/2010 COMMENT: 2022/XX/15: Missing vvoe from previous employment with XXX to verify two year complete employment history.	2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Primary/11/XX/2017) - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
										B	B	Yes	No		FL	11/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298940566	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	No		PA	12/XX/2017	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298521534	XXX	XXX	2	1			2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure.
COMMENT: 2022/XX/15: Affiliate Business disclosure was unsigned.
										B	B	Yes	No		IL	5/XX/2018	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298752620	XXX	XXX	2	1			2
*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017) - EV2

*** (OPEN) TRID Initial Closing Disclosure Timing without Waiver: TILA-RESPA Integrated Disclosure: Closing Disclosure not provided to Borrower(s) at least three (3) business days prior to closing. (Initial/11/XX/2017)
COMMENT: 2022/XX/15: Missing evidence of Initial Closing Disclosure receipt to borrower
										B	B	Yes	No		VT	12/XX/2017	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298640672	XXX	XXX	3	3	*** (OPEN) Aged document: Credit Report is more than 90 days prior to the note date.: Credit Report: Original // Borrower: XXX - EV3 *** (OPEN) Evidence of Taxpayer Consent is Missing, and Taxpayer documentation is present. - EV3 *** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2006955) - EV2

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2006955) - EV2

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2006955) - EV2

*** (OPEN) TRID Final Closing Disclosure Estimated Total Minimum Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed an Estimated Total Monthly Payment for payment stream 2 that does not match the actual total payment for the loan. (ProjSeq:2/2006955)
COMMENT: 2022/XX/17: The Final CD did not disclosed the MI payment premium listed in the MI Certificate in the file showing $XXX a month.

*** (OPEN) TRID Final Closing Disclosure Mortgage Insurance Payment: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 did not disclose the mortgage insurance payment for payment stream 2. (ProjSeq:2/2006955)
COMMENT: 2022/XX/17: The Final CD did not disclosed the MI payment premium listed in the MI Certificate in the file showing $XXX a month.

*** (OPEN) TRID Final Closing Disclosure Projected P&I Min Payment Fixed Rate Subsequent Payments: TILA-RESPA Integrated Disclosure - Projected Payments: Final Closing Disclosure provided on 02/XX/2020 disclosed a periodic principal and interest payment for payment stream 2 that does not match the actual payment for the loan. (ProjSeq:2/2006955)
COMMENT: 2022/XX/17: The Final CD did not disclosed the MI payment premium listed in the MI Certificate in the file showing $XXX a month.
										B	B	Yes	No		TX	2/XX/2020	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298628410	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	PA	5/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299967773	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		1			A	A	Yes	Yes	Final HUD1	PA	10/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298972136	XXX	XXX	2	1			2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/01: Calculated monthly escrow payment is $XXX, the final TIL reflects monthly escrow of  $XXX.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/01: Calculated monthly escrow payment is $XXX, the final TIL reflects monthly escrow of  $XXX.

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure.
COMMENT: 2022/XX/01: Calculated monthly escrow payment is $XXX, the final TIL reflects monthly escrow of  $XXX.
										B	B	Yes	Yes	Final HUD1	KY	8/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298594750	XXX	XXX	2	1			2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/02: Provide lender's calculations for the monthly taxes on the subject property. 1.25% of purchase price for CA property used in review.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/02: Provide lender's calculations for monthly taxes.
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299592096	XXX	XXX	3	3
*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3

*** (OPEN) Missing Document: Fraud Report not provided - EV3

*** (OPEN) Missing Document: Note - Subordinate Lien not provided - EV3

*** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX, Credit Report: Original // Borrower: XXX - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2012 - EV3

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2011 - EV3

*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster.
COMMENT: 2022/XX/12: Most Recent Valuation Inspection Date: 05/XX/2014
Disaster End Date: 09/XX/2021
Disaster Name: XXX
Disaster Declaration Date: 09/XX/2021

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 10/XX/2012
COMMENT: 2022/XX/12: Missing vvoe from previous employment with XXX.

*** (OPEN) The verification of employment is required and was not found in file.: Borrower: XXX // Employment Type: Employment / Income Type: Wages / Start Date: 09/XX/2011
COMMENT: 2022/XX/12: Missing vvoe from previous employment with XXX.
							2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299883547	XXX	XXX	3	3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299841637	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TILA NMLSR - Individual Originator NMLS information on documents does not match NMLS website: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/18: The hazard insurance premium reflected on the policy does not match the premium reflected on the Hud.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/18: The hazard insurance premium reflected on the policy does not match the premium reflected on the Hud.

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule (Dodd-Frank 2014): List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.
COMMENT: 2022/XX/18: List of Homeownership Counseling Organizations not provided to applicant within three (3) business days of application.

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date.
COMMENT: 2022/XX/18: Initial TIL was not sent within three (3) business days of the creditor application date.
										B	B	Yes	Yes	Final HUD1	OH	8/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299636770	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3		2
*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/11/XX/2014) - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) ECOA Appraisal - Copy of Appraisal Not Provided 3 Business Days Prior to Consummation: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide a copy of each valuation to applicant three (3) business days prior to consummation. (Type:Secondary/11/XX/2014)
COMMENT: 2022/XX/19: Unable to determine Receipt of Appraisal was provided to borrower for secondary valuation dated 11/XX/2014.
										B	B	Yes	Yes	Final HUD1	PA	11/XX/2014	Purchase	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
298811850	XXX	XXX	3	3	*** (OPEN) Missing Document: Fraud Report not provided - EV3 *** (OPEN) No evidence of fraud report in file: Credit Report: Original // Borrower: XXX - EV3		2
*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status. - EV2

*** (OPEN) ECOA Appraisal - Right to Receive Copy of Appraisal Disclosure Not Provided Timely: ECOA Valuations Rule (Dodd-Frank 2014): Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
COMMENT: 2022/XX/19: Creditor did not provide "Right to Receive a Copy" appraisal disclosure to applicant within three (3) business days of application or determination of first lien status.
										B	B	No	Yes	Final HUD1	WA	3/XX/2014	Refinance	Investment	XXX	$XXX		N/A	N/A
299662027	XXX	XXX	3	3	*** (OPEN) Missing Document: Bankruptcy Documents not provided - EV3	*** (OPEN) Missing Document: Bankruptcy Documents not provided COMMENT: 2022/XX/24: Missing BK papers from 2009.	2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Federal Loan Originator Compensation - Individual LO Not NMLS Licensed at Time of Application: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) RESPA Disclosure - List of Homeownership Counseling Organizations Missing: RESPA Disclosure Rule (Dodd-Frank 2014): Creditor did not provide List of Homeownership Counseling Organizations to borrower. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan.
COMMENT: 2022/XX/19: Missing hazard insurance policy premum.

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan.
COMMENT: 2022/XX/19: Missing hazard insurance policy premum.
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2014	Refinance	Primary	XXX	$XXX		Temporary SHQM (GSE/Agency Eligible)	Temporary SHQM (GSE/Agency Eligible)
299924212	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	MI	2/XX/2014	Refinance	Primary	XXX	$XXX
298537216	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MT	2/XX/2014	Refinance	Primary	XXX	$XXX
299931402	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: Itemization of amount financed did not include the MH Verification fee of $XXX or the Settlement fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	TX	1/XX/2014	Refinance	Primary	XXX	$XXX
299878339	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2014 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2014	Refinance	Primary	XXX	$XXX
299993608	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	12/XX/2013	Refinance	Primary	XXX	$XXX
299566332	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
										B	B	Yes	Yes	Final HUD1	TN	11/XX/2013	Refinance	Primary	XXX	$XXX
298672305	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 - EV3		1			A	A	Yes	Yes	Final HUD1	IL	10/XX/2013	Refinance	Primary	XXX	$XXX
299616190	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	TN	8/XX/2013	Refinance	Investment	XXX	$XXX
299137157	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	8/XX/2013	Refinance	Primary	XXX	$XXX
299547410	XXX	XXX	2				2
*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2013, prior to three (3) business days from transaction date of 08/XX/2013. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2013	Refinance	Primary	XXX	$XXX
299587304	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	CT	8/XX/2013	Refinance	Primary	XXX	$XXX
299034691	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX.
										B	B	Yes	Yes	Final HUD1	TX	8/XX/2013	Refinance	Primary	XXX	$XXX
299481524	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2013	Refinance	Primary	XXX	$XXX
298765702	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/20: Unable to determine under disclosure, due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2013	Refinance	Primary	XXX	$XXX
299418877	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	PA	12/XX/2011	Purchase	Primary	XXX	$XXX
299972087	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2011	Refinance	Primary	XXX	$XXX
299564949	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										B	B	No	Yes	Final HUD1	TX	10/XX/2010	Purchase	Primary	XXX	$XXX
299887214	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CA	12/XX/2009	Refinance	UTD	XXX	$XXX
298927554	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2009	Refinance	Primary	XXX	$XXX
299749972	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2009	Refinance	Primary	XXX	$XXX
299580358	XXX	XXX	1		*** (OPEN) Missing Document: Credit Report not provided - EV3		1			A	A	Yes	Yes	Final HUD1	IL	8/XX/2009	Refinance	Primary	XXX	$XXX
299672076	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/21: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/19: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2009	Refinance	Primary	XXX	$XXX
299648271	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2009	Purchase	Primary	XXX	$XXX
299929938	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	3/XX/2009	Refinance	Primary	XXX	$XXX
299650358	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	OR	2/XX/2009	Refinance	Primary	XXX	$XXX
298570990	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) High Cost Indicator Test: Loan does not exceed any high cost thresholds, however, documentation indicating loan was originated as a high cost loan found in file. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	SC	12/XX/2008	Refinance	Primary	XXX	$XXX
298493790	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	Title Co. Closing Statement	CA	12/XX/2008	Purchase	Primary	XXX	$XXX
299669611	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2008	Purchase	Primary	XXX	$XXX
299550014	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2008	Purchase	Primary	XXX	$XXX
299026917	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
298622734	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	1/XX/2008	UTD	UTD	XXX	$XXX
299384842	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IN	1/XX/2008	Refinance	Primary	XXX	$XXX
299612107	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	Yes	Title Co. Closing Statement	CA	1/XX/2008	Refinance	Primary	XXX	$XXX
299982650	XXX	XXX	2				2
*** (OPEN) Alabama Late Charge Percent and Amount Testing: Alabama Late Charge: Note late charge amount of $XXX exceeds the state maximum of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	AL	12/XX/2007	Refinance	Primary	XXX	$XXX
299141395	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
299106211	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	11/XX/2007	Refinance	Primary	XXX	$XXX
298673032	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	VT	11/XX/2007	Refinance	Primary	XXX	$XXX
298997993	XXX	XXX	2				2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	10/XX/2007	Refinance	Primary	XXX	$XXX
299989544	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	VA	9/XX/2007	Refinance	Primary	XXX	$XXX
298865594	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2007 - EV2		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	Yes	Yes	Final HUD1	IL	8/XX/2007	Purchase	Primary	XXX	$XXX
299868194	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	8/XX/2007	Refinance	Primary	XXX	$XXX
299941429	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	7/XX/2007	Refinance	Primary	XXX	$XXX
299107654	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Purchase	Primary	XXX	$XXX
299122119	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	6/XX/2007	Purchase	Primary	XXX	$XXX
298645943	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MD	5/XX/2007	Refinance	Primary	XXX	$XXX
299779652	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
299862543	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/22: Under disclosure due to HUD reflects attorney fee of $XXX and itemization reflects $XXX. Itemization does not reflect $XXX courier fee as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2007	Purchase	Primary	XXX	$XXX
299315461	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
299884752	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
298983205	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	2/XX/2007	Purchase	Primary	XXX	$XXX
299150895	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	VA	2/XX/2007	Refinance	Primary	XXX	$XXX
299099645	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MA	1/XX/2007	Purchase	Primary	XXX	$XXX
299174799	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	1/XX/2007	Refinance	Primary	XXX	$XXX
298864485	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
299058039	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
299692049	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
299425489	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
298832495	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	AZ	9/XX/2006	Refinance	Primary	XXX	$XXX
299250795	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	9/XX/2006	Refinance	Primary	XXX	$XXX
299465447	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2006	Refinance	Primary	XXX	$XXX
298612102	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	8/XX/2006	Purchase	Primary	XXX	$XXX
298630824	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	7/XX/2006	Refinance	Primary	XXX	$XXX
299404822	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2006	Refinance	Primary	XXX	$XXX
298762835	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	PA	6/XX/2006	Refinance	Primary	XXX	$XXX
299783450	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
298930474	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NC	5/XX/2006	Purchase	Primary	XXX	$XXX
299112787	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NH	5/XX/2006	Purchase	Second Home	XXX	$XXX
299606201	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CT	5/XX/2006	Refinance	Primary	XXX	$XXX
299592126	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
298924124	XXX	XXX	2				2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2006	Refinance	Primary	XXX	$XXX
299909755	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	NJ	1/XX/2006	Refinance	Primary	XXX	$XXX
299022673	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	CA	12/XX/2005	Purchase	Primary	XXX	$XXX
299270403	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	OR	12/XX/2005	Refinance	Primary	XXX	$XXX
299900671	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: TIL Itemization did not disclose $XXX Recording Service Fee as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	WA	11/XX/2005	Refinance	Primary	XXX	$XXX
299450306	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	Title Co. Closing Statement	CA	11/XX/2005	Refinance	Primary	XXX	$XXX
298864013	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IN	11/XX/2005	Purchase	Primary	XXX	$XXX
299015593	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	MA	10/XX/2005	Refinance	Primary	XXX	$XXX
299188420	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	10/XX/2005	Purchase	Primary	XXX	$XXX
299854602	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	PA	10/XX/2005	Refinance	Primary	XXX	$XXX
299681669	XXX	XXX	3		*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	Illegible HUD1	CA	9/XX/2005	Purchase	Primary	XXX	$XXX
299886654	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	8/XX/2005	Purchase	Primary	XXX	$XXX
299057977	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
299866887	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NH	8/XX/2005	Refinance	Primary	XXX	$XXX
299031535	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2005	Refinance	Primary	XXX	$XXX
298524645	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: Under disclosure is due to Til Itemization not disclosing Closing Service Letter fee of $XXX Email/Edoc fee of $XXX Wire Fee of $XXX and courier fee of $XXX as pre paid finance charges.
										B	B	No	Yes	Final HUD1	PA	6/XX/2005	Purchase	Primary	XXX	$XXX
299719649	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2005	Refinance	Primary	XXX	$XXX
299635791	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	4/XX/2005	UTD	Primary	XXX	$XXX
298586490	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2005	Refinance	Primary	XXX	$XXX
299566416	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	RI	1/XX/2005	Purchase	Primary	XXX	$XXX
298882242	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	OR	12/XX/2004	Purchase	Primary	XXX	$XXX
298958642	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	No	No	Missing	CA	12/XX/2004	Refinance	Investment	XXX	$XXX
299322595	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	11/XX/2004	Refinance	Primary	XXX	$XXX
298708479	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	10/XX/2004	Purchase	Primary	XXX	$XXX
298950704	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: TIL itemization did not disclose an Attorney fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2004	Purchase	Primary	XXX	$XXX
299749641	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2004	Refinance	Primary	XXX	$XXX
299633322	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
298471878	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: Under-disclosure is fee related. Itemization of Amount Financed did not disclose the escrow fee of $XXX loan tie-in fee of $XXX title courier fee of $XXX nor the title settlement fees of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2004	Purchase	Primary	XXX	$XXX
299011312	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	4/XX/2004	Refinance	Primary	XXX	$XXX
299023537	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2004	Refinance	Primary	XXX	$XXX
299031755	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	CO	1/XX/2004	Refinance	Primary	XXX	$XXX
299040512	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	12/XX/2003	Refinance	Primary	XXX	$XXX
298807240	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	IL	11/XX/2003	Purchase	Primary	XXX	$XXX
299161285	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	10/XX/2003	Refinance	Primary	XXX	$XXX
298468265	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MI	9/XX/2003	Refinance	Primary	XXX	$XXX
299006345	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
299279099	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	LA	7/XX/2003	Refinance	Primary	XXX	$XXX
298667813	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2003	Refinance	Primary	XXX	$XXX
298719945	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	7/XX/2003	Refinance	Primary	XXX	$XXX
299389813	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	CA	6/XX/2003	Purchase	Primary	XXX	$XXX
299586935	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	VA	6/XX/2003	Purchase	Primary	XXX	$XXX
299953289	XXX	XXX	2				2
*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
299031624	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to verify under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2003	Purchase	Primary	XXX	$XXX
299419014	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2003	Refinance	Primary	XXX	$XXX
299993578	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	5/XX/2003	Refinance	Primary	XXX	$XXX
299519473	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	WA	5/XX/2003	Refinance	Primary	XXX	$XXX
298723584	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	LA	5/XX/2003	Refinance	Primary	XXX	$XXX
299634100	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2003	Refinance	Primary	XXX	$XXX
299288139	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CA	3/XX/2003	Refinance	Primary	XXX	$XXX
298974702	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	UT	3/XX/2003	Refinance	Primary	XXX	$XXX
299747762	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2		B	B	No	Yes	Final HUD1	FL	11/XX/2002	Purchase	Primary	XXX	$XXX
299831051	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to determine under disclosure due to missing itemization if amount financed.
										B	B	Yes	Yes	Final HUD1	OH	4/XX/2002	Refinance	Primary	XXX	$XXX
298671565	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	OH	9/XX/2001	Refinance	Primary	XXX	$XXX
299697000	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 5/XX/2006.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	No	Missing	MI	11/XX/2006	Refinance	Primary	XXX	$XXX
298913807	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	ID	9/XX/2006	Refinance	Primary	XXX	$XXX
298531337	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	MI	11/XX/2002	Refinance	Primary	XXX	$XXX
299930146	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	1/XX/2006	Refinance	Primary	XXX	$XXX
299761002	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	OH	8/XX/2007	Refinance	Primary	XXX	$XXX
298631087	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Missing Document: Flood Certificate not provided COMMENT: 2018/XX/15: The imaged flood certificate is dated 11/XX/2016 (post loan consummation).	1			A	A	Yes	Yes	Final HUD1	MN	6/XX/2004	Refinance	Primary	XXX	$XXX
298893933	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: Property is located in a FEMA Disaster area and has not been inspected. - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/17: TIL itemization over discloses a settlement / closing  fee by $XXX and does not disclose an MIP Refund to borrower in the amount of ( -$XXX ) as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2009	Refinance	Primary	XXX	$XXX
298650152	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2
									*** (OPEN) New York Late Charge Percent Testing: Note late charge exceeds maximum per state. COMMENT: 2018/XX/21: Note late charge of 5% exceeds maximum of 2% per state of NY guidelines.	B	B	Yes	Yes	Final HUD1	NY	6/XX/2005	Refinance	Primary	XXX	$XXX
298974143	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
299221450	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	TX	12/XX/2006	Purchase	Primary	XXX	$XXX
299572427	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/13: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/08: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	VA	2/XX/2007	Purchase	Primary	XXX	$XXX
299648989	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/15: Unable to determine under disclosure due to missing Itemization of Amount Financed.  Appears to be payment stream related.
										B	B	Yes	Yes	Final HUD1	MA	12/XX/2004	Refinance	Primary	XXX	$XXX
299024833	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/15: Approval indicates the Index used was 3.240%, the lowest rate in the look back is 3.46%.
										B	B	Yes	Yes	Final HUD1	TX	2/XX/2006	Purchase	Primary	XXX	$XXX
299229767	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
298761480	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IN	4/XX/2008	Refinance	Primary	XXX	$XXX
298713098	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
299421830	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	AR	6/XX/2012	Refinance	Primary	XXX	$XXX
298676902	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2010 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina Home Loan (No Tangible Net Benefit): South Carolina Home Loan: Mortgage loan refinanced within 42 months of previous loan without a tangible net benefit to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	SC	1/XX/2010	Refinance	Primary	XXX	$XXX
299329553	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/23: Itemization disclosed the prepaid interest as $XXX whereas the HUD disclosed as $XXX. Itemization disclosed a notary fee of $XXX as prepaid finance charges whereas the HUD fee does not hit APR.
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
299912490	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MO	3/XX/2007	Purchase	Primary	XXX	$XXX
299747604	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
298823367	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2004 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	IL	8/XX/2004	Refinance	Primary	XXX	$XXX
298755105	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/11: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	SC	2/XX/2001	Refinance	Primary	XXX	$XXX
299321213	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2013	Purchase	Primary	XXX	$XXX
299159189	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2012	Purchase	Primary	XXX	$XXX
299377535	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2012	Refinance	Primary	XXX	$XXX
299915616	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  A lookback period was not able to be performed.  Compliance tests were run using an application date of 07/XX/2009 which is one month prior to consummation. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	8/XX/2009	Purchase	Primary	XXX	$XXX
299631183	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	AR	4/XX/2008	Refinance	Primary	XXX	$XXX
298798358	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
										B	B	No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
298834042	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	SD	4/XX/2007	Refinance	Primary	XXX	$XXX
299582994	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	1/XX/2007	Purchase	Primary	XXX	$XXX
298883387	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	ME	12/XX/2006	Purchase	Primary	XXX	$XXX
298684877	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2006	Refinance	Primary	XXX	$XXX
298581954	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	NE	5/XX/2005	Purchase	Primary	XXX	$XXX
299025596	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2005	Refinance	Primary	XXX	$XXX
299555159	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2011	Refinance	Primary	XXX	$XXX
299313265	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Purchase	Primary	XXX	$XXX
299904389	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	5/XX/2007	Purchase	Primary	XXX	$XXX
298990960	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	3/XX/2008	UTD	Primary	XXX	$XXX
299299966	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	4/XX/2007	Purchase	Primary	XXX	$XXX
298547660	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MN	9/XX/2005	Purchase	Primary	XXX	$XXX
298749793	XXX	XXX	2				2
*** (OPEN) (Doc Error) RTC Error:  Right to Cancel expiration date is blank. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Unable to test RTC expiration date due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	AL	12/XX/2005	Refinance	Primary	XXX	$XXX
299429205	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	AZ	8/XX/2006	Refinance	Primary	XXX	$XXX
299538067	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/19: TIL appears to be final but not signed or dated by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2006	Purchase	Primary	XXX	$XXX
298542807	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WI	5/XX/2007	Refinance	Primary	XXX	$XXX
299333784	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/22: TIL in ffe appears to be

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	7/XX/2007	Purchase	Primary	XXX	$XXX
298837480	XXX	XXX	2				2
*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2009, prior to three (3) business days from transaction date of 01/XX/2009. - EV2
										B	B	Yes	Yes	Final HUD1	MD	1/XX/2009	Refinance	Primary	XXX	$XXX
298510363	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties. - EV2
										B	B	Yes	Yes	Final HUD1	WI	9/XX/2006	Refinance	Primary	XXX	$XXX
298625694	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	IN	10/XX/2004	Refinance	Primary	XXX	$XXX
298785294	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		1			A	A	Yes	Yes	Final HUD1	NY	12/XX/2001	Refinance	Primary	XXX	$XXX
299984621	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	OH	1/XX/2004	Refinance	Primary	XXX	$XXX
299681743	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	11/XX/2007	Purchase	Primary	XXX	$XXX
299652303	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	NY	6/XX/2004	Purchase	Primary	XXX	$XXX
299304163	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MD	8/XX/2005	Refinance	Primary	XXX	$XXX
298478460	XXX	XXX	2				2
*** (OPEN) Connecticut Prepayment Penalty Test: Connecticut Prepayment Penalty: A prepayment penalty is not permissible under the Mortgage Lenders, Correspondent Lenders, Brokers and Loan Originators Act.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2006, prior to three (3) business days from transaction date of 01/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CT	1/XX/2006	Refinance	Primary	XXX	$XXX
298799741	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	NC	6/XX/2007	Refinance	Primary	XXX	$XXX
299337777	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IN	6/XX/2007	Refinance	Investment	XXX	$XXX
299404680	XXX	XXX	3				3
*** (OPEN) Escrow Option Clause is required and was not provided. Property is located in a flood zone and is not impounded for flood insurance. - EV3

*** (OPEN) Notice of Special Flood Hazard Disclosure Missing: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure for property located in a flood zone. - EV2
										C	C	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
298553908	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. HELOC Fee Agreement also not in file or does not disclose fees, any applicable Federal, State or Local compliance testing impacted by points and fees is unreliable. - EV3

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	AZ	5/XX/2005	UTD	UTD	XXX	$XXX
299790425	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/17: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										D	D	No	Yes	HUD1, not signed or stamped	VA	10/XX/2006	Purchase	Primary	XXX	$XXX
299539134	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										B	B	Yes	Yes	Final HUD1	DE	9/XX/2006	Refinance	Primary	XXX	$XXX
298619073	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	OH	9/XX/2003	Refinance	Primary	XXX	$XXX
299118435	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2007, prior to three (3) business days from transaction date of 03/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
299571703	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	No	Yes	Final HUD1	AZ	5/XX/2007	Purchase	Primary	XXX	$XXX
298940108	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
299743564	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	VA	7/XX/2007	Refinance	Primary	XXX	$XXX
299783457	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/11: Finance charges are under disclosed due to payment stream calculated with PMI.  TIL reflects PMI renewal option payment plan as Step Level; however, PMI Certificate reflects Declining.
										B	B	Yes	Yes	Final HUD1	GA	4/XX/2005	Purchase	Primary	XXX	$XXX
299813991	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	LA	8/XX/2004	Purchase	Primary	XXX	$XXX
299819769	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	OR	1/XX/2003	Refinance	Primary	XXX	$XXX
298734998	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	7/XX/2013	Refinance	Primary	XXX	$XXX
299817426	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	5/XX/2013	Refinance	Primary	XXX	$XXX
299550460	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MD	1/XX/2013	Refinance	Primary	XXX	$XXX
299244129	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	MD	11/XX/2012	Refinance	Investment	XXX	$XXX
299681305	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	MS	3/XX/2012	Refinance	Primary	XXX	$XXX
298898607	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	WA	7/XX/2010	Refinance	Primary	XXX	$XXX
299746217	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2009 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2021/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm date borrower received.
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2009	Refinance	Primary	XXX	$XXX
299558037	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	KY	8/XX/2009	Refinance	Primary	XXX	$XXX
299237071	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	WI	1/XX/2009	Refinance	Primary	XXX	$XXX
299115764	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CT	7/XX/2008	Refinance	Primary	XXX	$XXX
299422252	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/23: Under disclosed because the Itemization does not reflect Application Fee $XXX paid to Lender, which was charged to borrower on the HUD.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2008	Refinance	Primary	XXX	$XXX
299442764	XXX	XXX	2				2
*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	DC	4/XX/2008	Refinance	Primary	XXX	$XXX
299796405	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2008	Refinance	Primary	XXX	$XXX
299142095	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2007	Purchase	Primary	XXX	$XXX
299238847	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2007	Purchase	Primary	XXX	$XXX
299906629	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
298767565	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Purchase	Primary	XXX	$XXX
298682492	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	WI	9/XX/2007	Refinance	Primary	XXX	$XXX
299606524	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: Til Itemization did not disclose the prepaid interest fee for $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
299694603	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2 months interest calculated on 2/3 of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
299879375	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2007	Purchase	Primary	XXX	$XXX
299906483	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2007	Purchase	Primary	XXX	$XXX
299782732	XXX	XXX	2				2
*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299776309	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	5/XX/2007	Purchase	Second Home	XXX	$XXX
299470418	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
299130771	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MO	6/XX/2007	Purchase	Primary	XXX	$XXX
298532206	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	OR	5/XX/2007	Purchase	Primary	XXX	$XXX
299141469	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	4/XX/2007	Refinance	Second Home	XXX	$XXX
299775376	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/02: Unable to determine reason for under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	AL	4/XX/2007	Refinance	Primary	XXX	$XXX
299400129	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NH	3/XX/2007	Refinance	Primary	XXX	$XXX
299173120	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2007	Refinance	Primary	XXX	$XXX
299869756	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	2/XX/2007	Purchase	Primary	XXX	$XXX
299768088	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2006	Refinance	Primary	XXX	$XXX
299790802	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
298939283	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Purchase	Primary	XXX	$XXX
298879995	XXX	XXX	2				2
*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	OH	11/XX/2006	Refinance	Primary	XXX	$XXX
298933988	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2006	Refinance	Primary	XXX	$XXX
298909362	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	MS	5/XX/2006	Refinance	Primary	XXX	$XXX
299052502	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	No	Yes	HUD1, not signed or stamped	AZ	5/XX/2006	Purchase	Primary	XXX	$XXX
299073282	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Purchase	Primary	XXX	$XXX
299497492	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2006	Refinance	Primary	XXX	$XXX
299462076	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IA	2/XX/2006	Refinance	Primary	XXX	$XXX
298643906	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	3/XX/2006	Purchase	Primary	XXX	$XXX
298551289	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	Estimated HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
298483198	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	PA	3/XX/2006	Refinance	Primary	XXX	$XXX
299345862	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/18: TIL Itemization did not disclose the escrow service fee of $XXX or the courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2005	Refinance	Primary	XXX	$XXX
299960376	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	ID	8/XX/2005	Purchase	Primary	XXX	$XXX
299523587	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: Fees are under disclosed $XXX and fees match the HUD.  Itemization reflects Prepaid Interest as -$XXX, but HUD reflects a charge of $XXX.
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
299853837	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	MI	7/XX/2005	Purchase	Primary	XXX	$XXX
298855918	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	CA	8/XX/2005	Purchase	Primary	XXX	$XXX
298528842	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/11: TIL Itemization did not disclose $XXX Title Courier Fee as a Prepaid Finance Charge.
										B	B	Yes	Yes	Final HUD1	VA	3/XX/2005	Refinance	Primary	XXX	$XXX
298845127	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MO	3/XX/2005	Purchase	Primary	XXX	$XXX
299048032	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/07: TIL Itemization did not disclose Courier Fee of $XXX Funding Fee of $XXX and only disclosed Settlement charge as $XXX when actual was $XXX
										B	B	Yes	Yes	Final HUD1	MO	1/XX/2005	Refinance	Primary	XXX	$XXX
299989209	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	11/XX/2004	Purchase	Primary	XXX	$XXX
299386687	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	MI	6/XX/2004	Purchase	Primary	XXX	$XXX
299691363	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2004	Purchase	Primary	XXX	$XXX
298518970	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MO	12/XX/2003	Refinance	Primary	XXX	$XXX
299315308	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 07/XX/2003 - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/02: Unable to determine reason for under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MA	10/XX/2003	Refinance	Primary	XXX	$XXX
299152525	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MI	7/XX/2003	Refinance	Primary	XXX	$XXX
299532677	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	WA	6/XX/2003	Refinance	Primary	XXX	$XXX
298662018	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/15: The TIL itemization did not disclose a recording fee of $XXX or courier fee of $XXX but did indicate a settlement fee for $XXX while the HUD indicated $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	MN	8/XX/2000	Refinance	Primary	XXX	$XXX
299831808	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	5/XX/2008	Refinance	Primary	XXX	$XXX
299578707	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not provided to borrower within 3 business days of the loan application.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2009	Refinance	Primary	XXX	$XXX
298946012	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	2/XX/2009	Purchase	Primary	XXX	$XXX
298990129	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Not Provided Prior to Closing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2008	Purchase	Primary	XXX	$XXX
299450880	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) Initial TIL not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	NJ	7/XX/2003	Purchase	Primary	XXX	$XXX
299832008	XXX	XXX	2				2	*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	NJ	6/XX/2003	Purchase	Primary	XXX	$XXX
299994002	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on  5/XX/2010, prior to three (3) business days from transaction date of 4/XX/2010. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/08: Unable to verify under-disclosure due to no Itemization in file.
										B	B	Yes	Yes	Final HUD1	IN	4/XX/2010	Refinance	Primary	XXX	$XXX
299995359	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Title: Evidence of title is missing - EV3	*** (OPEN) Title: Evidence of title is missing COMMENT: 2017/XX/01: File does not contain either Preliminary or Final Title.	3
*** (OPEN) Federal HELOC Itemization of Final Costs and Fees Not Provided: Truth in Lending Act (HELOC): Itemization of Final Costs and Fees at Account Opening not in file. Unable to validate accuracy of and compliance with fee disclosure requirements. HELOC Fee Agreement also not in file, unable to perform compliance points and fees tests. - EV3

*** (OPEN) Costs and Fees Not Disclosed In HELOC Agreement: Truth in Lending Act (HELOC): HELOC Fee Agreement did not disclose the Costs and Fees at Account opening. Unable to validate accuracy of and compliance with fee disclosure requirements. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA HELOC - HELOC Brochure Missing: Truth in Lending Act (HELOC): HELOC Brochure not provided to borrower. - EV2

*** (OPEN) TILA HELOC - Important Terms Disclosure Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										D	D	No	No	Missing	PA	12/XX/2002	Refinance	Primary	XXX	$XXX
298883346	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 04/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	FL	10/XX/2001	Purchase	UTD	XXX	$XXX
299539293	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined.  Any applicable Federal, State or Local compliance testing is unreliable. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2005	Refinance	Primary	XXX	$XXX
299599579	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/23: TIL itemization did not disclose a flood cert fee of $XXX, a tax service fee of $XXX and a courier fee of $XXX as prepaid finance charges.
										B	B	No	Yes	Final HUD1	PA	4/XX/2006	Purchase	Primary	XXX	$XXX
299144892	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2004	Purchase	Primary	XXX	$XXX
298982695	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	OH	1/XX/2003	Refinance	Primary	XXX	$XXX
299527465	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	UT	3/XX/2008	Refinance	Primary	XXX	$XXX
299642314	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	VA	5/XX/2008	Construction-Permanent	Primary	XXX	$XXX
298860584	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	AL	5/XX/2011	Refinance	Primary	XXX	$XXX
299160465	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	MI	2/XX/2003	Refinance	Primary	XXX	$XXX
299299643	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	MD	11/XX/2004	Refinance	Primary	XXX	$XXX
299451710	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/29: Under-disclosure is fee related. Unable to determine under-disclosure due to the Final TIL Itemization is missing from the file.
										B	B	Yes	Yes	Final HUD1	OH	6/XX/2011	Refinance	Primary	XXX	$XXX
299574954	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2003. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2003	Purchase	Primary	XXX	$XXX
299465631	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
298627660	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
298985875	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
298964425	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2006 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not signed by borrower(s). - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CO	2/XX/2006	Refinance	Primary	XXX	$XXX
299790324	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NC	7/XX/2007	Purchase	Primary	XXX	$XXX
299025179	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2006, prior to three (3) business days from transaction date of 09/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
299289833	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.42357% is in excess of the allowable maximum of  5.00000% of the Original Loan Amount. FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX (an overage of $XXX or .42357%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2006. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2006, prior to three (3) business days from transaction date of 03/XX/2006. - EV2
									*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2019/XX/04: 10 day grace period is less than the 15 day minimum per PA	B	B	Yes	Yes	Final HUD1	PA	3/XX/2006	Refinance	Primary	XXX	$XXX
298882247	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.31293% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2008). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2008) (an overage of $XXX or .31293%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2008. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
									*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. COMMENT: 2019/XX/06: NA	B	B	Yes	Yes	Final HUD1	PA	2/XX/2008	Refinance	Primary	XXX	$XXX
299262379	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
299237348	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	NY	4/XX/2008	Refinance	Primary	XXX	$XXX
299308668	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2008. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	UT	12/XX/2008	Refinance	Primary	XXX	$XXX
299049467	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
298988491	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	AZ	6/XX/2007	Refinance	Investment	XXX	$XXX
298811912	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provded.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2010.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	4/XX/2010	Refinance	Primary	XXX	$XXX
299635334	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2006	Refinance	Primary	XXX	$XXX
299481305	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
299312513	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2
										B	B	No	Yes	Final HUD1	MI	11/XX/2001	Construction-Permanent	Primary	XXX	$XXX
299209761	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
299164080	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	VA	12/XX/2004	Refinance	Primary	XXX	$XXX
299101319	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NM	12/XX/2006	Purchase	Primary	XXX	$XXX
299469458	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	10/XX/2006	Purchase	Primary	XXX	$XXX
299253937	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	VT	2/XX/2008	UTD	UTD	XXX	$XXX
298500851	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	MD	3/XX/2008	Refinance	Primary	XXX	$XXX
299509961	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Document: Note - Subject Lien not provided - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2002. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	Final HUD1	FL	9/XX/2002	Refinance	Primary	XXX	$XXX
298601831	XXX	XXX	2				2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
										B	B	Yes	Yes	Final HUD1	MA	10/XX/2007	Refinance	Primary	XXX	$XXX
299734768	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	6/XX/2003	Refinance	Primary	XXX	$XXX
299325705	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 4.62500% is underdisclosed from calculated APR of 4.75446% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	No	Yes	Final HUD1	AL	1/XX/2013	Purchase	Primary	XXX	$XXX
299635928	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	No	Missing	IL	7/XX/2007	UTD	Primary	XXX	$XXX
298868083	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	PA	7/XX/2004	Purchase	Primary	XXX	$XXX
299313341	XXX	XXX	2		*** (CLEARED) Title: Evidence of title is missing - EV1	*** (CLEARED) Title: Evidence of title is missing COMMENT: 2016/XX/05: File does not contain either Preliminary or Final Title.	2
*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 3/XX/2004 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 4/XX/2004, prior to three (3) business days from transaction date of 4/XX/2004. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Final HUD-1 - EV1
									*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2016/XX/05: File only contains Note and Mortgage. Insufficient documents to complete compliance	B	B	Yes	Yes	Final HUD1	NC	4/XX/2004	Refinance	Primary	XXX	$XXX
299365332	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NC	5/XX/2005	Purchase	Primary	XXX	$XXX
298712428	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2009	Refinance	Primary	XXX	$XXX
299260426	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	PA	5/XX/2004	Purchase	Primary	XXX	$XXX
299018984	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2015/XX/08: TIL in file presumed to be the Final TIL and is dated the same as the note funding  date and is unsigned.
										B	B	No	Yes	Final HUD1	MO	2/XX/2007	Purchase	Primary	XXX	$XXX
298613157	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 01/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	NV	7/XX/2004	Purchase	Primary	XXX	$XXX
299949078	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Refinance	Primary	XXX	$XXX
298516549	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	PA	7/XX/2004	Refinance	Primary	XXX	$XXX
299495584	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
299397559	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	9/XX/2006	Purchase	Primary	XXX	$XXX
299000482	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List Timing): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower at the time of application. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MI	6/XX/2004	Refinance	Primary	XXX	$XXX
299344271	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	DE	10/XX/2010	Refinance	Primary	XXX	$XXX
299875354	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
299912933	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	2/XX/2008	Purchase	Primary	XXX	$XXX
298574433	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
299210471	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MO	5/XX/2001	Purchase	Primary	XXX	$XXX
299126725	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2009	Purchase	Second Home	XXX	$XXX
299345129	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2004	Refinance	Primary	XXX	$XXX
299077989	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
299952285	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2010	Purchase	Primary	XXX	$XXX
298586733	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MO	5/XX/2005	Refinance	Primary	XXX	$XXX
298501835	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2004. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2004, prior to three (3) business days from transaction date of 12/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	OH	12/XX/2004	Refinance	Primary	XXX	$XXX
299322565	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	GA	4/XX/2008	Refinance	Primary	XXX	$XXX
299745722	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2007 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2019/XX/03: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	AR	12/XX/2007	Purchase	Primary	XXX	$XXX
299853609	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/29: TIL itemization did not disclose a closing letter fee of $XXX or a Notice of settlement fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2006	Refinance	Primary	XXX	$XXX
299075577	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2004. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2005	Purchase	Primary	XXX	$XXX
299298675	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2004. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	MI	1/XX/2005	Refinance	Primary	XXX	$XXX
298862582	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WA	5/XX/2005	Refinance	Primary	XXX	$XXX
299709443	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	IN	6/XX/2003	Refinance	Primary	XXX	$XXX
299161069	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of  8/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 7/XX/2009. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	LA	9/XX/2009	Refinance	Primary	XXX	$XXX
299429164	XXX	XXX	2		*** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2 *** (OPEN) FHA - Real Estate Certification was provided at or after closing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV2		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/02: There is a Seller credit on page one of HUD for $XXX which is not itemized therefore excluded.
										B	B	Yes	Yes	Final HUD1	ME	4/XX/2011	Purchase	Primary	XXX	$XXX
299722804	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2008	Purchase	Primary	XXX	$XXX
299915642	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/19: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
299731916	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	TX	10/XX/2013	Purchase	Primary	XXX	$XXX
299396721	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2013	Refinance	Primary	XXX	$XXX
298728977	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	MA	8/XX/2013	Refinance	Primary	XXX	$XXX
299896029	XXX	XXX	2				2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Unable to test Loan Originator Organization match due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	OH	7/XX/2013	Refinance	Primary	XXX	$XXX
298758574	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Counseling Disclosure Not Compliant: Maryland HB1399 - Counseling disclosure not compliant per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/22: TIL itemization did not disclose a Settlement/Closing fee of $XXX and a Flood Cert fee of $XXX as prepaid finance charges.

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	MD	8/XX/2013	Refinance	Primary	XXX	$XXX
299875030	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	6/XX/2013	Refinance	Primary	XXX	$XXX
299849801	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	CA	6/XX/2013	Refinance	Investment	XXX	$XXX
298713688	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/04: Unable to determine reason for under dislcosure due to missing itemization of amount financed. Under disclosure appears to be fee related.
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2013	Refinance	Primary	XXX	$XXX
298596364	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/22: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2013	Refinance	Primary	XXX	$XXX
299319625	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	5/XX/2013	Refinance	Investment	XXX	$XXX
299335280	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										B	B	No	Yes	Final HUD1	TX	5/XX/2013	Purchase	Primary	XXX	$XXX
299403347	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	IA	5/XX/2013	Refinance	Primary	XXX	$XXX
299994176	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CA	4/XX/2013	UTD	UTD	XXX	$XXX
298484391	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 3.86100% is underdisclosed from calculated APR of 4.03706% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: Unable to determine the reason for the under disclosure due to missing breakdown of fees on  the itemization of amount financed. Appears to be fee related
										B	B	Yes	Yes	Final HUD1	SC	2/XX/2013	Refinance	Primary	XXX	$XXX
299035222	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2013	Refinance	Primary	XXX	$XXX
298878636	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	NJ	1/XX/2013	Refinance	Investment	XXX	$XXX
299097620	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	12/XX/2012	Refinance	Investment	XXX	$XXX
299815129	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2012	Refinance	Primary	XXX	$XXX
299913223	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	11/XX/2012	Refinance	Primary	XXX	$XXX
299775891	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2012 - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	AR	10/XX/2012	Refinance	Primary	XXX	$XXX
299567027	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
299660629	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2
										B	B	Yes	Yes	Final HUD1	WI	9/XX/2012	Refinance	Primary	XXX	$XXX
299911182	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2012 - EV3		1			A	A	Yes	Yes	Final HUD1	CA	9/XX/2012	Refinance	Primary	XXX	$XXX
299457386	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: Unable to determine FACTA Credit Score Disclosure was provided due to missing information. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Unable to determine if a prepayment penalty was included in the pay-off due to missing information. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: Unable to determine if the HUD-1 column on page 3 of the Final HUD-1 is accurate as compared to the charges on page 2 of the disclosure due to missing information. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2012	Refinance	Primary	XXX	$XXX
299231620	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information.
COMMENT: 2021/XX/23: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information.
COMMENT: 2021/XX/23: NMLS website is offline at time of review.

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information.
COMMENT: 2021/XX/23: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2012	Refinance	Primary	XXX	$XXX
299481040	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2012, prior to three (3) business days from transaction date of 08/XX/2012. - EV2
										B	B	Yes	Yes	Final HUD1	MO	8/XX/2012	Refinance	Primary	XXX	$XXX
299114012	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/23: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	TN	6/XX/2012	Refinance	Primary	XXX	$XXX
299817283	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	5/XX/2012	Refinance	Primary	XXX	$XXX
299365067	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: TIL itemization disclosed a Settlement/Closing fee for $XXX and the final HUD reflects this charge for $XXX as a prepaid finance charge.
										B	B	No	Yes	Final HUD1	FL	5/XX/2012	Purchase	Primary	XXX	$XXX
299379995	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Unable to test Individual Loan Originator NMLSR status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2012	Refinance	Primary	XXX	$XXX
298703540	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application.
COMMENT: 2021/XX/23: NMLS website is offline at time of review.
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2012	Refinance	Primary	XXX	$XXX
298498771	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2012	Refinance	Primary	XXX	$XXX
298957848	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) With Cure: RESPA (2010): 0% tolerance violation for 801 fee with  evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2012	Refinance	Primary	XXX	$XXX
298746119	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	No	Yes	Final HUD1	CA	12/XX/2011	Purchase	Second Home	XXX	$XXX
299790127	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AL	10/XX/2011	Refinance	Investment	XXX	$XXX
299473107	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: TIL Itemization  disclosed credit  origination -XXX   as prepaid charges, however, final HUD  does not reflect  credit  origination -XXX fees as prepaid charges.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2011	Refinance	Primary	XXX	$XXX
298579468	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	No	Yes	Final HUD1	PA	3/XX/2011	Purchase	Primary	XXX	$XXX
298836467	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NC	3/XX/2011	Purchase	Primary	XXX	$XXX
299289166	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2011 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: TIL Itemization only disclosed origination charges in the amount of $XXX and final HUD reflects $XXX
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2011	Purchase	Primary	XXX	$XXX
299055091	XXX	XXX	2				2
*** (OPEN) (Doc Error) HUD Error:  Interest rate on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan amount on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Loan term on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error:  Principal, interest and MI payment on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Balloon term question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your interest rate rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your loan balance rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Can your monthly payment amount owed rise question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Escrow question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Doc Error) HUD Error: Prepayment penalty question on page 3 of the  final HUD was not provided. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 indicates the loan contains an escrow payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual payment due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual interest rate due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Amount due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final HUD-1 Inaccurate: Unable to determine if the Final HUD-1 reflects the actual Loan Term due to missing information. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2011, prior to three (3) business days from transaction date of 01/XX/2011. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: The TIL itemization did not disclose a title services fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2011	Refinance	Primary	XXX	$XXX
299088432	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MD	12/XX/2010	Refinance	UTD	XXX	$XXX
298836840	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2010 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Disclosure of Taxes and Insurance Not Provided): Maryland Mortgage Lending Regulations: Borrower did not receive disclosure on responsibility for payment of taxes and insurance. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2010 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MD	12/XX/2010	UTD	UTD	XXX	$XXX
299890586	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MD	12/XX/2010	Refinance	Primary	XXX	$XXX
298970950	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	8/XX/2003	Purchase	Primary	XXX	$XXX
299204406	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2010	Purchase	Primary	XXX	$XXX
299545086	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2010 - EV3		1			A	A	No	Yes	Final HUD1	TN	4/XX/2010	Refinance	Investment	XXX	$XXX
299832863	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2010 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2010	Refinance	Primary	XXX	$XXX
298896738	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	AR	2/XX/2010	Refinance	Primary	XXX	$XXX
299041043	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account statement Inaccurate: RESPA: Initial escrow account statement does not match charges on HUD-1/Final Closing Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	KY	2/XX/2010	Purchase	Primary	XXX	$XXX
298887303	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	VA	11/XX/2009	Purchase	Primary	XXX	$XXX
299339144	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	VA	10/XX/2009	Purchase	Primary	XXX	$XXX
299800408	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MN	10/XX/2009	Refinance	Primary	XXX	$XXX
298898846	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	VA	9/XX/2009	Refinance	Primary	XXX	$XXX
298463440	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2009	Refinance	Primary	XXX	$XXX
298907525	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: TIL itemization did not disclose a Service Charge fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	WY	3/XX/2009	Refinance	Primary	XXX	$XXX
299288313	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
										B	B	Yes	Yes	Final HUD1	ME	11/XX/2008	Refinance	Primary	XXX	$XXX
299766089	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: Unable to determine under disclosure, due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2008	Refinance	Primary	XXX	$XXX
299294099	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: TIL Itemization did not disclose a Recording Service Fee for $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	LA	8/XX/2008	Refinance	Primary	XXX	$XXX
298714192	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	5/XX/2008	Purchase	Primary	XXX	$XXX
298533674	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	MN	5/XX/2008	Refinance	Primary	XXX	$XXX
298953901	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
298829905	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2008	Refinance	Primary	XXX	$XXX
299892945	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
299463655	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	FL	2/XX/2008	Purchase	Primary	XXX	$XXX
298876548	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MS	2/XX/2008	Purchase	Primary	XXX	$XXX
298980838	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2008	Purchase	Primary	XXX	$XXX
299649854	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2004	Refinance	Primary	XXX	$XXX
299459568	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
299566839	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2008, prior to three (3) business days from transaction date of 01/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2008	Refinance	Primary	XXX	$XXX
299839471	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	12/XX/2007	Purchase	Primary	XXX	$XXX
298697051	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2007	Purchase	Primary	XXX	$XXX
298595559	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	12/XX/2007	Refinance	Primary	XXX	$XXX
299942233	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	No	No	Missing	VA	12/XX/2007	Purchase	Primary	XXX	$XXX
299787891	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/1987 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/1987 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	No	No	Missing	NY	8/XX/1987	Refinance	Primary	XXX	$XXX
299978877	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NJ	4/XX/1998	Purchase	Primary	XXX	$XXX
298505094	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	AR	5/XX/2001	Purchase	Primary	XXX	$XXX
299179330	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	OH	11/XX/2001	Refinance	Primary	XXX	$XXX
299169905	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	8/XX/2002	Purchase	Primary	XXX	$XXX
298530231	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: Unable to determine as TIL itemization not provided.
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2002	Refinance	Primary	XXX	$XXX
298797736	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MI	1/XX/2003	Refinance	Primary	XXX	$XXX
299705058	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/10: TIL Itemization did not disclosed flood cert fee $XXX , $XXX assignment fee and Escrow service fee Fees $XXX as prepaid charges, however, final HUD reflects  fees as such.
										B	B	Yes	Yes	Final HUD1	MN	1/XX/2003	Refinance	Primary	XXX	$XXX
298776839	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	No	Yes	Final HUD1	MI	3/XX/2003	Purchase	UTD	XXX	$XXX
299372047	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NJ	3/XX/2003	Purchase	Primary	XXX	$XXX
298671379	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2003, prior to three (3) business days from transaction date of 03/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Unable to determine cause of underdisclosure due to missing itemization of maount financed
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2003	Refinance	Primary	XXX	$XXX
299362647	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	MD	3/XX/2003	Refinance	Primary	XXX	$XXX
299857679	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	3/XX/2003	Purchase	Primary	XXX	$XXX
299549571	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2003	Refinance	Primary	XXX	$XXX
299136587	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2003	Refinance	Primary	XXX	$XXX
299204509	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	OH	3/XX/2003	Refinance	UTD	XXX	$XXX
299959009	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 04/XX/2003 - EV2		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Unable to determine the under disclosure due to missing the itemization of amount financed.
										B	B	No	Yes	Final HUD1	NJ	5/XX/2003	Purchase	Primary	XXX	$XXX
298572874	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: TIL reflects a 237 month amortization schedule.  Note reflects a 360 month amortization.
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2003	Refinance	Primary	XXX	$XXX
298848191	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	MO	5/XX/2003	Refinance	Primary	XXX	$XXX
299549459	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2003	Refinance	Primary	XXX	$XXX
299741134	XXX	XXX	2		*** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 03/XX/2003 - EV2		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2003	Purchase	Primary	XXX	$XXX
299843460	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2003, prior to three (3) business days from transaction date of 07/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2003	Refinance	Primary	XXX	$XXX
299083214	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	NJ	7/XX/2003	Purchase	Primary	XXX	$XXX
299362483	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: TIL itemization did not disclose Subordination Fee of $XXX.
										B	B	Yes	Yes	Final HUD1	MI	8/XX/2003	Refinance	Primary	XXX	$XXX
299671586	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AL	9/XX/2003	Purchase	Primary	XXX	$XXX
299740045	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	NJ	11/XX/2003	Purchase	Primary	XXX	$XXX
299337390	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/13: Unable to determine under disclosure, due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2003	Refinance	Primary	XXX	$XXX
299043233	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2004	Refinance	Primary	XXX	$XXX
298977667	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 5.60430% is underdisclosed from calculated APR of 5.98620% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/14: Unable to determine cause of under disclosure due to missing amortization schedule.
										B	B	No	Yes	Final HUD1	OH	1/XX/2004	Purchase	Primary	XXX	$XXX
298643332	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	FL	2/XX/2004	Purchase	Primary	XXX	$XXX
299608836	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MN	2/XX/2004	Refinance	Primary	XXX	$XXX
299627485	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	OH	2/XX/2004	Refinance	Primary	XXX	$XXX
299362862	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2004	Purchase	Primary	XXX	$XXX
299855940	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2004	Purchase	Primary	XXX	$XXX
299016792	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	3/XX/2004	Refinance	Primary	XXX	$XXX
298850553	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	FL	3/XX/2004	Purchase	Primary	XXX	$XXX
298702911	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2004	Refinance	Primary	XXX	$XXX
298739181	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
298838087	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	NV	4/XX/2004	Refinance	Primary	XXX	$XXX
298748452	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2004	Refinance	Primary	XXX	$XXX
299093912	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2004	Purchase	Primary	XXX	$XXX
299230422	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	5/XX/2004	Refinance	Primary	XXX	$XXX
298577671	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	PA	6/XX/2004	Purchase	Primary	XXX	$XXX
298888689	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2004	Refinance	Primary	XXX	$XXX
298721299	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	8/XX/2004	Purchase	Primary	XXX	$XXX
299207432	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	RI	8/XX/2004	Refinance	Primary	XXX	$XXX
298637398	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
298675057	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
299055309	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	8/XX/2004	Refinance	Primary	XXX	$XXX
299367578	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	8/XX/2004	Refinance	Primary	XXX	$XXX
299371180	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/17: The TIL itemization did not disclose an attorney fee of $XXX but did include an application fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2004	Purchase	Primary	XXX	$XXX
299862990	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MD	10/XX/2004	UTD	Primary	XXX	$XXX
298954973	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2004	Refinance	Primary	XXX	$XXX
298532851	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	11/XX/2004	Refinance	Primary	XXX	$XXX
299261696	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MS	11/XX/2004	Purchase	Primary	XXX	$XXX
299004010	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MN	12/XX/2004	Purchase	Primary	XXX	$XXX
299722234	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	12/XX/2004	Purchase	Primary	XXX	$XXX
299537181	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2004 used as disbursement date for compliance testing. - EV2
										D	D	No	No	Missing	NV	12/XX/2004	Purchase	Primary	XXX	$XXX
298834002	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2005	Refinance	Primary	XXX	$XXX
299183646	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	AZ	3/XX/2005	Refinance	Primary	XXX	$XXX
299957333	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	4/XX/2005	Refinance	Primary	XXX	$XXX
298768889	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	5/XX/2005	Refinance	Investment	XXX	$XXX
299373129	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CO	5/XX/2005	Purchase	Primary	XXX	$XXX
299036127	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	SC	5/XX/2005	Purchase	Investment	XXX	$XXX
298697997	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Investment	XXX	$XXX
298997687	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	6/XX/2005	Purchase	Primary	XXX	$XXX
298533941	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	VT	6/XX/2005	Purchase	Investment	XXX	$XXX
299002687	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	VA	6/XX/2005	Refinance	Primary	XXX	$XXX
299844632	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	6/XX/2005	Purchase	Primary	XXX	$XXX
299934810	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
299053640	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	8/XX/2005	Purchase	Primary	XXX	$XXX
298557241	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	8/XX/2005	Refinance	Primary	XXX	$XXX
299599864	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
298829553	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) California Prepayment Penalty ARM Test: California Prepayment Penalty:  Interest rate increase may be invalid due to borrower not being permitted to prepay the loan without penalty within 90 days of notification of any increase in the interest rate, depending on the lender's license type. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	No	Yes	Estimated HUD1	CA	8/XX/2005	Purchase	Primary	XXX	$XXX
298738176	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	8/XX/2005	Refinance	Investment	XXX	$XXX
298660266	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Valuation Error: Valuation effective date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3 *** (OPEN) Valuation Error: Valuation report date was not provided.: Valuation Type: Appraisal / Valuation Report Date: <empty> - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
299088672	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2005	Refinance	Primary	XXX	$XXX
299830982	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: TIL Itemization does not reflect tax service fee of $XXX courier fee of $XXX wire fee of $XXX as prepaid finance charges
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
299794341	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NV	9/XX/2005	Purchase	Primary	XXX	$XXX
299016375	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	MD	10/XX/2005	Refinance	Primary	XXX	$XXX
299142043	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	11/XX/2005	Purchase	Investment	XXX	$XXX
299159588	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	5/XX/2007	Refinance	Investment	XXX	$XXX
299058195	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	IN	5/XX/2007	Purchase	Primary	XXX	$XXX
298873384	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NV	6/XX/2007	Refinance	Primary	XXX	$XXX
299677649	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/20: Unable to determine under disclosure, due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2007	Refinance	Primary	XXX	$XXX
299651952	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2007	Purchase	Primary	XXX	$XXX
299247878	XXX	XXX	2		*** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2007	Refinance	Primary	XXX	$XXX
298751872	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2007, prior to three (3) business days from transaction date of 07/XX/2007. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/24: The TIL itemization did not disclose a a recording fee of $XXX tracking fee of $XXX or courier fee of $XXX; however, the itemization indicated prepaid interest of $XXX, while the HUD indicated $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	AZ	7/XX/2007	Refinance	Primary	XXX	$XXX
298858166	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TN	7/XX/2007	Purchase	Primary	XXX	$XXX
299571100	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2007	Purchase	Primary	XXX	$XXX
298576143	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	8/XX/2007	UTD	UTD	XXX	$XXX
298917492	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2007	Refinance	Primary	XXX	$XXX
299383559	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
298831829	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
299691888	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Unable to test Consumer Caution notice due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Unable to test Bill of Rights disclosure due to missing information. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/25: TIL itemization did not disclose a flood cert fee of $XXX, processing fee of $XXX tax service fee of $XXX title courier $XXX and wire $XXX as prepaid finance charges.
TIL Itemization disclosed settlement charges in the amount of $XXX and final HUD only reflects $XXX.
										B	B	Yes	Yes	Final HUD1	MI	9/XX/2007	Refinance	Primary	XXX	$XXX
299728601	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	CA	9/XX/2007	Purchase	Primary	XXX	$XXX
298652182	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
299686754	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/23: Unable to determine cause of underdisclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NJ	9/XX/2007	Refinance	Primary	XXX	$XXX
299415341	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	10/XX/2007	Purchase	Primary	XXX	$XXX
299749244	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	10/XX/2007	Purchase	Primary	XXX	$XXX
298629832	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	10/XX/2007	Refinance	Primary	XXX	$XXX
298703334	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
298945803	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2007	Purchase	Primary	XXX	$XXX
298620005	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2005	Refinance	Primary	XXX	$XXX
299523247	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	AZ	12/XX/2005	Refinance	Investment	XXX	$XXX
298978017	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	WI	12/XX/2005	Refinance	Primary	XXX	$XXX
299245243	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
										A	A	Yes	Yes	Final HUD1	MA	12/XX/2005	Refinance	Primary	XXX	$XXX
299779622	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
299681650	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	VA	1/XX/2006	Refinance	Primary	XXX	$XXX
299327665	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	Yes	Yes	Final HUD1	MD	1/XX/2006	Refinance	Primary	XXX	$XXX
299139752	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2006	Purchase	Primary	XXX	$XXX
299601791	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	2/XX/2006	Purchase	Primary	XXX	$XXX
298702695	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: TIL itemization did not disclose a flood cert fee of $XXX and tax service fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2006	Refinance	Primary	XXX	$XXX
298942596	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2021/XX/26: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	GA	3/XX/2006	Purchase	Primary	XXX	$XXX
299116081	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2
										B	B	Yes	Yes	Final HUD1	MA	3/XX/2006	Refinance	Primary	XXX	$XXX
298994563	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	3/XX/2006	Refinance	Primary	XXX	$XXX
298663120	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	OH	4/XX/2006	Purchase	Primary	XXX	$XXX
298609023	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/02: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2006	Refinance	Primary	XXX	$XXX
298463217	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	4/XX/2006	Purchase	Primary	XXX	$XXX
299428360	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2006	Purchase	Primary	XXX	$XXX
299179201	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
299360105	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	IL	6/XX/2006	Purchase	UTD	XXX	$XXX
299153687	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine the reason for the under disclosure due to the itemization of amount financed prepaid charges is missing.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Purchase	Primary	XXX	$XXX
298797578	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	6/XX/2006	Purchase	Primary	XXX	$XXX
299199917	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	KS	6/XX/2006	Refinance	Primary	XXX	$XXX
299508360	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Virginia Prepayment Penalty: Virginia Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for owner-occupied properties of 2% of the prepaid balance $XXX. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	No	Yes	Final HUD1	VA	6/XX/2006	Purchase	Primary	XXX	$XXX
298802417	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2006	Refinance	Primary	XXX	$XXX
299628531	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
299805108	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
299268798	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2006	Refinance	Primary	XXX	$XXX
299913278	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	8/XX/2006	Refinance	Investment	XXX	$XXX
299320955	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/27: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2006	Purchase	Primary	XXX	$XXX
299401007	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	9/XX/2006	Purchase	Primary	XXX	$XXX
299540520	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	PA	9/XX/2006	Purchase	Primary	XXX	$XXX
298909783	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/28: Unable to determine under disclosure due to missing itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	MO	9/XX/2006	Refinance	Primary	XXX	$XXX
299036990	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	10/XX/2006	Refinance	Primary	XXX	$XXX
299286643	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2		B	B	No	Yes	Final HUD1	PA	12/XX/2005	Refinance	Primary	XXX	$XXX
299782704	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/07: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	FL	11/XX/2006	Refinance	Primary	XXX	$XXX
298736787	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MI	11/XX/2006	Purchase	Primary	XXX	$XXX
298641158	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
299502990	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2006	Refinance	Primary	XXX	$XXX
299979446	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: TIL Itemization   did not disclosed home inspection fee $XXX as prepaid charges, however, final HUD reflects courier fees as such.
										B	B	Yes	Yes	Final HUD1	IN	11/XX/2006	Purchase	Primary	XXX	$XXX
299336498	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	AZ	12/XX/2006	Refinance	Primary	XXX	$XXX
298491118	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	12/XX/2006	Refinance	Primary	XXX	$XXX
299496813	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	WA	1/XX/2007	Purchase	Primary	XXX	$XXX
299982114	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 01/XX/2007, prior to three (3) business days from transaction date of 01/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	ME	1/XX/2007	Refinance	Primary	XXX	$XXX
299052522	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	NY	1/XX/2007	Purchase	Primary	XXX	$XXX
298799201	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	PA	2/XX/2007	Purchase	Primary	XXX	$XXX
299898451	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/31: The itemization of amount financed did not include the subordination recording fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
298725182	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
298888424	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2007	Refinance	Primary	XXX	$XXX
299279275	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
299728509	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	SC	2/XX/2007	Refinance	Primary	XXX	$XXX
299529761	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TN	2/XX/2007	Purchase	Primary	XXX	$XXX
299474277	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
299163927	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NH	3/XX/2007	Refinance	Primary	XXX	$XXX
299723993	XXX	XXX	2		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 02/XX/2007 - EV2		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2007	Refinance	Primary	XXX	$XXX
299479479	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	MD	3/XX/2007	Purchase	Primary	XXX	$XXX
299620701	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	IL	3/XX/2007	Refinance	Primary	XXX	$XXX
298789848	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IA	3/XX/2007	Purchase	Primary	XXX	$XXX
299413358	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	3/XX/2007	Refinance	Primary	XXX	$XXX
299006542	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
299533452	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
299208646	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
298829127	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MD	3/XX/2007	Purchase	Primary	XXX	$XXX
299220509	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
299435555	XXX	XXX	2				2
*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 6.37500% is underdisclosed from calculated APR of 6.51328% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	MD	4/XX/2007	Purchase	Primary	XXX	$XXX
298761786	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	WI	4/XX/2007	Refinance	Investment	XXX	$XXX
299829143	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
298974415	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: TIL Itemization did not disclose a Settlement/Closing fee of $XXX as a prepaid finance charge.  Also,  the TIL Itemization only disclosed Title Courier fee in the amount of $XXX and final HUD reflects $XXX.
										B	B	Yes	Yes	Final HUD1	MT	4/XX/2007	Refinance	Primary	XXX	$XXX
299328504	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed
										D	D	Yes	Yes	Title Co. Closing Statement	CA	4/XX/2007	Refinance	Primary	XXX	$XXX
299589793	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2007	Refinance	Primary	XXX	$XXX
298692629	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	FL	5/XX/2007	Purchase	UTD	XXX	$XXX
299269229	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	PA	5/XX/2007	Refinance	Primary	XXX	$XXX
299834420	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2007	Purchase	Primary	XXX	$XXX
298799607	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2007	Purchase	Primary	XXX	$XXX
299691982	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided Timely: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided Timely): Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MI	5/XX/2007	Refinance	Primary	XXX	$XXX
299622968	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/24: Lender used index of 3.493%, lowest index in lookback period is 3.5988%.
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Purchase	Primary	XXX	$XXX
298580764	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.87300% is underdisclosed from calculated APR of 7.42714% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/06: The lender's TIL disclosed the MI premium at a renewal rate of 0.200% for 156 months. Based on the MI cert, the MI premium is 0.960% for the first 120 payments and then 0.200% for the remaining 36 months.
										B	B	No	Yes	Final HUD1	OK	7/XX/2007	Purchase	Primary	XXX	$XXX
299443006	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	GA	4/XX/2007	Refinance	Primary	XXX	$XXX
299334384	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	TN	8/XX/2006	Purchase	Primary	XXX	$XXX
299733727	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: The Lender's TIL reflects MI dropping off after 118 months, however, the audited TIL indicates MI should drop off after 120 months.
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2007	Purchase	Primary	XXX	$XXX
299795986	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
299614732	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2013 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2012. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/03: Unable to determine under disclosure due to missing itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	VA	5/XX/2013	Refinance	Primary	XXX	$XXX
299641082	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2008	Refinance	Primary	XXX	$XXX
299642145	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
299005717	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	2/XX/2004	Refinance	Primary	XXX	$XXX
299460857	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2005	Purchase	Primary	XXX	$XXX
299577609	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2012 - EV3		2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	No	Yes	Final HUD1	FL	5/XX/2012	Refinance	Investment	XXX	$XXX
298645311	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
299805267	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
298783834	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	9/XX/2007	Refinance	Primary	XXX	$XXX
298937286	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	IL	9/XX/2007	Refinance	UTD	XXX	$XXX
299644733	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	TX	4/XX/2005	Purchase	Primary	XXX	$XXX
298910577	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
299982395	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2006	Refinance	Primary	XXX	$XXX
299524343	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	3/XX/2006	Purchase	Primary	XXX	$XXX
299793198	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	5/XX/2006	Purchase	Primary	XXX	$XXX
299301065	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MD	6/XX/2005	Purchase	Primary	XXX	$XXX
299991474	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	LA	2/XX/2005	Purchase	Primary	XXX	$XXX
299297005	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	FL	10/XX/2004	Purchase	Primary	XXX	$XXX
298692475	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2003	Refinance	Primary	XXX	$XXX
299946781	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CO	1/XX/2003	UTD	Primary	XXX	$XXX
299090251	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2001	Refinance	Primary	XXX	$XXX
299112576	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/06: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2008	Refinance	Primary	XXX	$XXX
299836582	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CO	4/XX/2004	Refinance	Primary	XXX	$XXX
298516206	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/04: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2002	Refinance	Primary	XXX	$XXX
299152953	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
299274643	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013 - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2		B	B	Yes	Yes	Final HUD1	WA	5/XX/2013	Refinance	Primary	XXX	$XXX
299117944	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2011	Refinance	Primary	XXX	$XXX
299736467	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	VA	2/XX/2007	Refinance	Primary	XXX	$XXX
298939932	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
298691998	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/23: TIL itemization did not disclose a settlement fee of $XXX as a prepaid finance charge.
										B	B	No	Yes	Final HUD1	OH	12/XX/2005	Purchase	Primary	XXX	$XXX
299057903	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	OH	7/XX/2003	Refinance	Primary	XXX	$XXX
298877118	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	MO	9/XX/2002	Refinance	Primary	XXX	$XXX
298546794	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	IL	5/XX/2002	Refinance	Primary	XXX	$XXX
299799625	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/09: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	WI	7/XX/2007	Purchase	Primary	XXX	$XXX
299387053	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	8/XX/2006	Purchase	Primary	XXX	$XXX
299417066	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	FL	3/XX/2008	Purchase	Primary	XXX	$XXX
299811283	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2009. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2009 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 02/XX/2009.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2009	Refinance	Primary	XXX	$XXX
299751076	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 06/XX/2007.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/05: Lender  did not include the recording service fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NE	12/XX/2007	Refinance	Primary	XXX	$XXX
299484318	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Third Circuit): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/29: Unable to determine, the itemization of amount financed was not provided.
										B	B	Yes	Yes	Final HUD1	PA	9/XX/2002	Refinance	Primary	XXX	$XXX
298535585	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	1/XX/2003	Purchase	Primary	XXX	$XXX
298910190	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	6/XX/2004	Refinance	Investment	XXX	$XXX
299016581	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2003	Refinance	Primary	XXX	$XXX
298652915	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	VA	2/XX/2013	Refinance	Primary	XXX	$XXX
299057232	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2007	Refinance	Investment	XXX	$XXX
299624340	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	6/XX/2005	Purchase	Primary	XXX	$XXX
298986630	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	ME	1/XX/2004	Refinance	Primary	XXX	$XXX
299300899	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NC	12/XX/2013	Refinance	Primary	XXX	$XXX
299725824	XXX	XXX	2		*** (OPEN) Missing Document: Stated not provided - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	GA	6/XX/2013	Refinance	Primary	XXX	$XXX
299106360	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	IN	9/XX/2012	Refinance	Primary	XXX	$XXX
299622331	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2011	Refinance	Primary	XXX	$XXX
299529179	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2011 - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2011	Refinance	Primary	XXX	$XXX
299493870	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2009	Refinance	Primary	XXX	$XXX
298960315	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	1/XX/2009	Purchase	Primary	XXX	$XXX
298740262	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	12/XX/2008	Refinance	Primary	XXX	$XXX
299356202	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2008	Purchase	Primary	XXX	$XXX
299835419	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2008	Purchase	Primary	XXX	$XXX
299072718	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) County Name Missing: County from the Security Instrument was not provided. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 05/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	5/XX/2008	UTD	UTD	XXX	$XXX
299293882	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TN	4/XX/2008	Refinance	Investment	XXX	$XXX
298488348	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Received Timely): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not received by borrower within five (5) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	OH	6/XX/2008	Refinance	Primary	XXX	$XXX
299572639	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	VA	3/XX/2008	Refinance	Primary	XXX	$XXX
299823300	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	ME	1/XX/2008	Refinance	Primary	XXX	$XXX
299193906	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	1/XX/2008	Refinance	Investment	XXX	$XXX
299223706	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	No	Yes	HUD1, not signed or stamped	CA	12/XX/2007	Refinance	Investment	XXX	$XXX
299000442	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	12/XX/2007	Refinance	Primary	XXX	$XXX
298805075	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	11/XX/2007	Refinance	Primary	XXX	$XXX
299852251	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2007	Refinance	Primary	XXX	$XXX
299135796	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Prepayment Penalty: Ohio Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 1% of the original balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	No	Yes	Final HUD1	OH	11/XX/2007	Purchase	Primary	XXX	$XXX
299024046	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	MD	11/XX/2007	Purchase	Primary	XXX	$XXX
299470941	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	10/XX/2007	Purchase	Primary	XXX	$XXX
298909828	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	10/XX/2007	Purchase	Primary	XXX	$XXX
299052931	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	9/XX/2007	Refinance	Primary	XXX	$XXX
298673490	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	8/XX/2007	Refinance	Primary	XXX	$XXX
298526111	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	IL	6/XX/2007	Refinance	UTD	XXX	$XXX
298709652	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	AZ	5/XX/2007	Purchase	Primary	XXX	$XXX
299490322	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/01: Lender's Final TIL has MI in force for 180 months and the calculated field has MI in force for 173 months. In addition missing final Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	FL	3/XX/2007	Purchase	Primary	XXX	$XXX
299350112	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	CA	3/XX/2007	Purchase	Primary	XXX	$XXX
298810821	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
299275637	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2006 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
299361307	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	NY	10/XX/2006	Purchase	Primary	XXX	$XXX
298864930	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	10/XX/2006	Refinance	Investment	XXX	$XXX
298475811	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	KS	8/XX/2006	Purchase	Primary	XXX	$XXX
298909363	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
299415680	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
298628076	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	4/XX/2006	Refinance	Primary	XXX	$XXX
299603616	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	3/XX/2006	UTD	Primary	XXX	$XXX
299518640	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	11/XX/2005	Purchase	Primary	XXX	$XXX
299811697	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	5/XX/2005	Refinance	Primary	XXX	$XXX
298820283	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	PA	1/XX/2001	Purchase	Primary	XXX	$XXX
298527119	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	FL	12/XX/2002	Refinance	Primary	XXX	$XXX
299017667	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence.  (Compliance testing performed based on the Occupancy Type of Investment) - EV2
										B	B	No	Yes	Final HUD1	SC	2/XX/2003	Purchase	Investment	XXX	$XXX
299138144	XXX	XXX	2				2	*** (OPEN) Initial TIL not provided - EV2		B	B	Yes	Yes	Final HUD1	FL	5/XX/2003	Refinance	Primary	XXX	$XXX
299324632	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2003	Purchase	Primary	XXX	$XXX
298797262	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2004	Refinance	Primary	XXX	$XXX
298749941	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	OH	6/XX/2004	Purchase	Primary	XXX	$XXX
299721412	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Primary	XXX	$XXX
299486072	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2005 used as disbursement date for compliance testing. - EV2
										B	B	No	Yes	Final HUD1	AL	12/XX/2005	Purchase	Primary	XXX	$XXX
299186607	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	MI	4/XX/2006	Refinance	Primary	XXX	$XXX
299445923	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IN	8/XX/2006	Purchase	Primary	XXX	$XXX
299476508	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/23: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2006	Purchase	Primary	XXX	$XXX
298860885	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2006 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WA	11/XX/2006	Refinance	Primary	XXX	$XXX
299121015	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
299937989	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	Yes	Yes	Final HUD1	NY	1/XX/2007	Refinance	Primary	XXX	$XXX
299983798	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MS	6/XX/2007	Refinance	Primary	XXX	$XXX
299942520	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2007 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
299267182	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	TX	4/XX/2008	Purchase	Primary	XXX	$XXX
299758034	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	HI	6/XX/2008	Refinance	Primary	XXX	$XXX
298685293	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/29: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/09: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MA	6/XX/2008	Purchase	Primary	XXX	$XXX
299842362	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/25: There is a Lender credit on line 204 for $XXX which is not itemized therefore excluded.
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2011	Refinance	Primary	XXX	$XXX
298589217	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NJ	10/XX/2012	Refinance	Investment	XXX	$XXX
298694321	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing evidence of lien position on Other Financing.: Lien Position: 2 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL itemization did not disclose a subordination fee of $XXX or an Origination fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2014	Refinance	Primary	XXX	$XXX
299490359	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/21: Final TIL indicates the Index used was 2.111%; however, the closest Index available in our look-back period is.2.1113%.
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
299881433	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2006, prior to three (3) business days from transaction date of 02/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2006	Refinance	Primary	XXX	$XXX
298917367	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Maryland Prepayment Penalty Test: Maryland Prepayment Penalty:  Loan contains an impermissible prepayment penalty of greater than 2 months interest calculated on 2/3 of the original balance. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	11/XX/2006	Refinance	Primary	XXX	$XXX
299430271	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (CLEARED) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV1
										B	B	No	Yes	Final HUD1	PA	10/XX/2007	Purchase	Primary	XXX	$XXX
299250637	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/21: Under disclosure die to fee unable to determine cause due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NC	6/XX/2003	Purchase	Primary	XXX	$XXX
298746083	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AZ	6/XX/2007	Purchase	Primary	XXX	$XXX
299677505	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2003	Refinance	Primary	XXX	$XXX
299028027	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79400% is underdisclosed from calculated APR of 7.08911% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/18: The underdisclosure is due to the lender using 3.36% as the index per the approval. However, 3.40% is the lowest available in look back period.

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 6.79400% is underdisclosed from calculated APR of 7.08911% outside of 0.125% tolerance.
COMMENT: 2018/XX/17: The underdisclosure is due to the lender using 3.36% as the index per the approval. However, 3.40% is the lowest available in look back period.
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2006	Refinance	Primary	XXX	$XXX
299264893	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2004. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2004, prior to three (3) business days from transaction date of 09/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	IA	9/XX/2004	Refinance	Primary	XXX	$XXX
298949122	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/15: Approval indicates the index used was 3.660%. The lowest index available within the look-back period is 3.79%.
										B	B	Yes	Yes	Final HUD1	VA	6/XX/2006	Refinance	Primary	XXX	$XXX
298934117	XXX	XXX	2		*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. - EV3 *** (OPEN) Missing Document: Modification not provided - EV3	*** (OPEN) FEMA Disaster Issue: The most recent valuation inspection is dated prior to the most recent FEMA disaster. COMMENT: 2015/XX/08: Inspection dated after disaster date not found in file *** (OPEN) Missing Document: Modification not provided COMMENT: 2015/XX/08: Tape indicates loan has been modified but no signed Modification Agreement was located in the file	2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2015/XX/10: TIL in file presumed to be the Final TIL is dated the same as the funding date and is unsigned	B	B	Yes	Yes	Final HUD1	GA	4/XX/2006	Refinance	Primary	XXX	$XXX
299509943	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	PA	6/XX/2007	Refinance	Primary	XXX	$XXX
298463658	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: Unable to determine under-disclosure due to missing Itemization of Finance Charges.
										B	B	Yes	Yes	Final HUD1	IN	7/XX/2003	Refinance	Primary	XXX	$XXX
299637070	XXX	XXX	2
*** (OPEN) Missing Document: Credit Report not provided - EV3

*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3

*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3

*** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3

*** (OPEN) Missing Document: Missing Final 1003 - EV3

*** (OPEN) Missing Valuation: - EV3

*** (CLEARED) Amendatory Clause is missing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV1

*** (CLEARED) Real Estate Certification is missing.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV1
						*** (OPEN) Missing Valuation: COMMENT: 2018/XX/17: Appraisal not provided.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing details of FHA UFMIP (ie. financed vs cash portions).  Testing is incomplete. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2005.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TIL APR Tolerance Irregular Transaction: Truth In Lending Act:  Final TIL APR of 7.21700% is underdisclosed from calculated APR of 7.51731% outside of 0.125% tolerance. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/23: Final TIL discloses MI dropping off after 68 months; however, audited MI is dropping off after 69 payments.
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2006	Refinance	Primary	XXX	$XXX
299599715	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) TILA - Final TIL Missing - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) (Missing Doc) Incomplete loan images/file - EV1

*** (CLEARED) Missing Document: Missing Lender's Initial 1003 - EV1

*** (CLEARED) Missing Document: Note - Subject Lien not provided - EV1
									*** (CLEARED) (Missing Doc) Incomplete loan images/file COMMENT: 2021/XX/11: File only contains Mortgage. Insufficient documents to complete compliance.	D	D	Yes	No	Missing	FL	1/XX/2005	UTD	UTD	XXX	$XXX
299928356	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
299971212	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
298811389	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2007	Refinance	Primary	XXX	$XXX
299651747	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.37500% contracts for a prepay term of 24 months, which exceeds max allowable. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2007	Refinance	Primary	XXX	$XXX
299539662	XXX	XXX	2		*** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: Unknown lender index, look back is 3.01917%
										B	B	Yes	Yes	Final HUD1	CA	9/XX/2005	Refinance	Primary	XXX	$XXX
299756547	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: Unable to verify index utilized by the Lender. The lowest index available in our look back period is 2.83250%
										B	B	No	Yes	Final HUD1	CA	10/XX/2005	Purchase	Primary	XXX	$XXX
299070180	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/12: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	VA	3/XX/2012	Refinance	Primary	XXX	$XXX
299884192	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Missing Document: Appraisal not provided - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2008 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) TILA - Final TIL Missing: Missing Final TIL. - EV1
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2008	Refinance	Primary	XXX	$XXX
299387842	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Wisconsin Late Charge Amount Testing First Lien: Wisconsin Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Wisconsin Late Charge Grace Period Testing > $XXX: Wisconsin Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
										B	B	Yes	Yes	Final HUD1	WI	12/XX/2007	Refinance	Primary	XXX	$XXX
299689153	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MD	12/XX/2007	Refinance	Primary	XXX	$XXX
299114242	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2007	Purchase	Primary	XXX	$XXX
299238449	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	IL	3/XX/2007	Purchase	Primary	XXX	$XXX
299634371	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MS	5/XX/2007	Purchase	Primary	XXX	$XXX
298609536	XXX	XXX	2		*** (OPEN) FHA - Informed Consumer Choice Disclosure was not signed by borrower.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/10: TIL in file indicated to be final. Expected funding date same as note date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	No	Yes	Final HUD1	TN	5/XX/2007	Purchase	Primary	XXX	$XXX
299046446	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Note is not on a FNMA/FHLMC form and does not contain the standard Due on Sale clause. - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
298800332	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MA	7/XX/2009	Refinance	Primary	XXX	$XXX
299708074	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2019/XX/20: TIL appears to be final but not signed nor initialed by borrower.	B	B	Yes	Yes	Final HUD1	IL	4/XX/2005	Refinance	Primary	XXX	$XXX
299468382	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	CT	10/XX/2004	Purchase	Primary	XXX	$XXX
298808616	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2009 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2008.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										D	D	Yes	No	Missing	AL	3/XX/2009	Refinance	Primary	XXX	$XXX
299854779	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	VA	11/XX/2006	Purchase	Primary	XXX	$XXX
299257402	XXX	XXX	2		*** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) TIL-MDIA 2009 Three Day Waiting Period Irregular Transaction: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/07: TIL itemization does not include the original fee of $XXX or settlement fee of $XXX in the prepaid amount financed.

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided.
COMMENT: 2018/XX/07: Initial GFE dated 3/XX/2010, Service provider list dated 4/XX/2010
										B	B	No	Yes	Final HUD1	AL	5/XX/2010	Purchase	Primary	XXX	$XXX
298633495	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	KY	5/XX/2007	Refinance	Primary	XXX	$XXX
298812943	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2007	Refinance	Primary	XXX	$XXX
299671003	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2003. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2004	Refinance	Primary	XXX	$XXX
299728957	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2019/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2006	Refinance	Primary	XXX	$XXX
298730875	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	KY	3/XX/2005	Refinance	Primary	XXX	$XXX
299440905	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2006. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2007, prior to three (3) business days from transaction date of 04/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NV	4/XX/2007	Refinance	Primary	XXX	$XXX
299721349	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/2008	Refinance	Primary	XXX	$XXX
299293766	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2019/XX/19: Flood Notice provided 5/XX/09.
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2009	Refinance	Primary	XXX	$XXX
299187771	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2001. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2002 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2002 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 08/XX/2001.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1

*** (CLEARED) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV1
										B	B	No	Yes	Final HUD1	KY	2/XX/2002	Purchase	Primary	XXX	$XXX
299386224	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IA	7/XX/2009	Refinance	Primary	XXX	$XXX
299032646	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2007. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2019/XX/02: .
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
299655106	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	IL	7/XX/2007	Purchase	Primary	XXX	$XXX
298937739	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/02: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2003	Refinance	Primary	XXX	$XXX
299917712	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	MD	10/XX/2006	Refinance	Primary	XXX	$XXX
299517895	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 07/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2008	Refinance	Primary	XXX	$XXX
299146488	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2005. - EV2
										B	B	No	Yes	Final HUD1	SC	2/XX/2006	Refinance	Investment	XXX	$XXX
299156736	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MS	10/XX/2006	Refinance	Primary	XXX	$XXX
299778138	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/20: HUD reflects payment for Record/Rundown Fee to third party in the amount of $XXX, and Release Tracking Fee to third party in the amount of $XXX.  Neither fee is reflected on the Itemization.
										B	B	Yes	Yes	Final HUD1	CT	8/XX/2005	Refinance	Primary	XXX	$XXX
298518499	XXX	XXX	2		*** (OPEN) Missing Document: Subordination Agreement not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) ARM Disclosure Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/23: Unable to determine the reason for the under disclosure due to missing the itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2005	Refinance	Primary	XXX	$XXX
299325278	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	IL	1/XX/2007	Refinance	Primary	XXX	$XXX
298850162	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	2/XX/2013	Refinance	Primary	XXX	$XXX
299842360	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2003	Purchase	Primary	XXX	$XXX
298571228	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date : Last Date Rate Set was not provided.  In order to determine Average Prime Offer Rate (APOR), the worst case scenario was used between Application Date and Transaction Date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2009	Refinance	Primary	XXX	$XXX
298915948	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FNMA Points and Fees : FNMA Points and Fees on subject loan of 5.90999% is in excess of the allowable maximum of the greater of 5.00000% of the Original Loan Amount and $XXX (2007). FNMA Finance Charge total $XXX on a Original Loan Amount of $XXX vs. an allowable total of $XXX and $XXX (2007) (an overage of $XXX or .90999%). - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 01/XX/2007. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2
										B	B	Yes	Yes	Final HUD1	PA	7/XX/2007	Refinance	Primary	XXX	$XXX
299230756	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	7/XX/2008	Refinance	Investment	XXX	$XXX
299215547	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
299029806	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
299525147	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	12/XX/2005	Purchase	Primary	XXX	$XXX
298722414	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/15: The under disclosure appears to be fee related however unable to determine the details as the itemization of amounts financed is missing from the file.
										B	B	No	Yes	Final HUD1	NE	12/XX/2007	Purchase	Primary	XXX	$XXX
299643468	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NV	11/XX/2007	Purchase	Primary	XXX	$XXX
299706139	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Standard Prepayment Penalty SMLA: Ohio Prepayment Penalty: Prepayment penalty not permissible on a refinance. (applies only to Second Mortgage Loan Act registrants)  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	OH	11/XX/2005	Refinance	Primary	XXX	$XXX
299615015	XXX	XXX	1		*** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
298984948	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Refinance	Primary	XXX	$XXX
299963220	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/06: Under-disclosure is payment stream related. Discrepancy is caused by the calculation of payments versus reflection of payments within the Final TIL due to DSI Loan.
										B	B	Yes	Yes	Final HUD1	AL	7/XX/2007	Refinance	Primary	XXX	$XXX
299207244	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	11/XX/2007	Purchase	Primary	XXX	$XXX
299278341	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WI	1/XX/2008	Refinance	Primary	XXX	$XXX
298837297	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	VA	1/XX/2008	Refinance	Primary	XXX	$XXX
299838855	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2008, prior to three (3) business days from transaction date of 03/XX/2008. - EV2

*** (CLEARED) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV1

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/05: TIL itemization does not include attorney Fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	SC	3/XX/2008	Refinance	Primary	XXX	$XXX
299039474	XXX	XXX	2		*** (OPEN) Missing Document: FHA Case Number Assignment not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: HUD/VA 92900-A not provided - EV3		2
*** (OPEN) FHA Case Number Assignment Date Missing: FHA Case # Assignment Date missing.  Creditor application date used as FHA case # assignment date for purposes of any applicable compliance testing. - EV2
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2007	Refinance	Primary	XXX	$XXX
298822367	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	WA	1/XX/2008	Refinance	Primary	XXX	$XXX
299437162	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
299872564	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2004 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										B	B	Yes	Yes	Final HUD1	UT	5/XX/2004	Purchase	UTD	XXX	$XXX
299684986	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	MD	2/XX/2006	Refinance	Primary	XXX	$XXX
298885847	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	Yes	Yes	Final HUD1	DC	9/XX/2010	Refinance	Primary	XXX	$XXX
299463059	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2
										B	B	No	Yes	Final HUD1	DC	3/XX/2013	Purchase	Primary	XXX	$XXX
299505204	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	3/XX/2008	Refinance	Primary	XXX	$XXX
299634478	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2010	Refinance	Primary	XXX	$XXX
299663036	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2005, prior to three (3) business days from transaction date of 02/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	TN	2/XX/2005	Refinance	Primary	XXX	$XXX
298928535	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/10: The TIL itemization did not disclose an attorney fee of $XXX courier fee of $XXX or wire fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	GA	2/XX/2004	Refinance	Primary	XXX	$XXX
299356373	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Interest Rate on GFE Inaccurate: RESPA (2010): Interest Rate on GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) -  Loan Term on Final GFE Inaccurate: RESPA (2010): Loan Term on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	WI	10/XX/2012	Refinance	Primary	XXX	$XXX
299933318	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	PA	6/XX/2013	Refinance	Primary	XXX	$XXX
299125677	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2012	Refinance	Primary	XXX	$XXX
298833932	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2008	Purchase	Primary	XXX	$XXX
299891577	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	8/XX/2008	Refinance	Primary	XXX	$XXX
299524216	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	AK	9/XX/2007	Refinance	Primary	XXX	$XXX
299751116	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WA	8/XX/2007	Refinance	Primary	XXX	$XXX
299562768	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MI	5/XX/2007	Refinance	Primary	XXX	$XXX
299276406	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/28: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MD	2/XX/2007	Refinance	Primary	XXX	$XXX
298913971	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	CA	7/XX/2005	Purchase	Primary	XXX	$XXX
299878321	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act: Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2		B	B	Yes	Yes	Final HUD1	AZ	8/XX/2005	Refinance	Primary	XXX	$XXX
299463645	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/18: TIL itemization did not disclose $XXX assignment recording fee, $XXX settlement fee or $XXX courier fee as prepaid finance charge
										B	B	No	Yes	Final HUD1	IL	4/XX/2005	Purchase	Primary	XXX	$XXX
298494770	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2004	Purchase	Primary	XXX	$XXX
299201387	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2003	Refinance	Primary	XXX	$XXX
298474871	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
298736184	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2004	Purchase	Primary	XXX	$XXX
299748168	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2013	Refinance	Primary	XXX	$XXX
299986809	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
299755510	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2004	Purchase	Primary	XXX	$XXX
299554448	XXX	XXX	2				2	*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2		B	B	Yes	Yes	Final HUD1	MO	4/XX/2008	Refinance	Primary	XXX	$XXX
298552958	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CO	12/XX/2007	Refinance	Primary	XXX	$XXX
298733808	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/06: Lenders Final TIL represents 100 monthly payments of MI. Whereas audited finance charge reflects 170 monthly payments of MI and a fall-off after approximately 78% LTV.
										B	B	Yes	Yes	Final HUD1	PA	10/XX/2004	Refinance	Primary	XXX	$XXX
298928338	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2007	Refinance	Primary	XXX	$XXX
299176315	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	No	No	Missing	FL	5/XX/2003	Purchase	UTD	XXX	$XXX
299530674	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2
										D	D	No	Yes	HUD1, not signed or stamped	NV	4/XX/2008	Purchase	Primary	XXX	$XXX
298586922	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CA	4/XX/2013	Purchase	UTD	XXX	$XXX
299774173	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	CA	6/XX/2003	Purchase	Primary	XXX	$XXX
299490752	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	PA	5/XX/2006	Purchase	Primary	XXX	$XXX
299081022	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	8/XX/2004	Purchase	Primary	XXX	$XXX
299367305	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2009	Purchase	Primary	XXX	$XXX
298564621	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
299626422	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WA	2/XX/2008	Refinance	Primary	XXX	$XXX
299703225	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2007	Purchase	Primary	XXX	$XXX
299756115	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	1/XX/2008	Refinance	Primary	XXX	$XXX
298656051	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
299036485	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Unable to determine the cause of the under disclosure due to missing the amortization schedule however it appears that the lender used an index lower than 2.28% which is the lowest available in the lookback period.
										B	B	No	Yes	Final HUD1	MO	10/XX/2004	Purchase	Primary	XXX	$XXX
299253950	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/08: Unable to determine reason for under disclosure due to missing Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	MN	10/XX/1998	Purchase	Primary	XXX	$XXX
298807834	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2006	Refinance	Primary	XXX	$XXX
299618935	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										D	D	No	Yes	Estimated HUD1	MI	8/XX/2005	Purchase	Primary	XXX	$XXX
299144957	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2005	Refinance	Primary	XXX	$XXX
298837537	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MA	6/XX/2006	Purchase	Primary	XXX	$XXX
298831525	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missouri Prepayment Penalty: Missouri Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum of 2% of the prepaid balance ($XXX). - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MO	10/XX/2006	Refinance	Primary	XXX	$XXX
299044752	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	12/XX/2005	Purchase	Primary	XXX	$XXX
299657933	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	AR	3/XX/2004	Purchase	Primary	XXX	$XXX
299937173	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 6.41216% or Final Disclosure APR of 6.38300% is in excess of allowable threshold of APOR 3.38% + 1.5%, or 4.88000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	FL	1/XX/2013	Refinance	Primary	XXX	$XXX
299522816	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 10/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	MD	10/XX/1998	Purchase	Primary	XXX	$XXX
299502042	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/11: Unable to determine the under disclosure due to missing the itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	OR	11/XX/2005	Refinance	Primary	XXX	$XXX
299644813	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MO	6/XX/2004	Purchase	Primary	XXX	$XXX
299344287	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2005, prior to three (3) business days from transaction date of 08/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	NM	8/XX/2005	Refinance	Primary	XXX	$XXX
299502692	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2013 - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Incorrect GFE Form Used: RESPA (2010) - Good Faith Estimate not on the proper 2010 GFE form. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA - Incorrect HUD-1 Form Used: RESPA (2010) - Final HUD-1 Settlement Statement is not on the proper 2010 form. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	8/XX/2013	Refinance	Primary	XXX	$XXX
299066636	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	IL	4/XX/2005	Refinance	Primary	XXX	$XXX
299091424	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2013 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2013 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	KS	7/XX/2013	Refinance	UTD	XXX	$XXX
299887211	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2007, prior to three (3) business days from transaction date of 09/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2007	Refinance	Primary	XXX	$XXX
298606011	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	VA	11/XX/2004	Refinance	Primary	XXX	$XXX
298598328	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2005	Purchase	Primary	XXX	$XXX
299710173	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	TX	9/XX/2013	Refinance	Primary	XXX	$XXX
299401523	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	UT	6/XX/2007	Purchase	Primary	XXX	$XXX
299896909	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TX	4/XX/2007	Purchase	Investment	XXX	$XXX
298993613	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2005, prior to three (3) business days from transaction date of 06/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2005	Refinance	Primary	XXX	$XXX
299863951	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
298464189	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/13: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/13: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	5/XX/2007	Purchase	Primary	XXX	$XXX
298589081	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2013 - EV3		2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2013	Refinance	Primary	XXX	$XXX
299001540	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/09: TIL underdisclosure due to courier fee of $XXX not disclosed as prepaid finance charge on TIL itemization.
										B	B	Yes	Yes	Final HUD1	CT	11/XX/2001	Purchase	Primary	XXX	$XXX
298885245	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	IL	12/XX/2008	Purchase	Primary	XXX	$XXX
299944034	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
298514742	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2004	Refinance	Primary	XXX	$XXX
299090537	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2005 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Third Circuit): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 3rd circuit) - EV2

*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: Unable to determine if loan file contains CHARM Booklet due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/16: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2005	Refinance	Primary	XXX	$XXX
298757409	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	CA	2/XX/2012	Refinance	Primary	XXX	$XXX
299952831	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/15: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	SC	7/XX/2006	Refinance	Primary	XXX	$XXX
299817787	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2005	Purchase	Primary	XXX	$XXX
298696843	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	MA	6/XX/2013	Refinance	Primary	XXX	$XXX
298551863	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	12/XX/2007	Refinance	Primary	XXX	$XXX
299376361	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2005	Purchase	Primary	XXX	$XXX
299532443	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TN	8/XX/2003	Purchase	Primary	XXX	$XXX
299399797	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2007	Refinance	Primary	XXX	$XXX
299068997	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2004	Refinance	Primary	XXX	$XXX
299797362	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MD	6/XX/2006	Refinance	Primary	XXX	$XXX
299070245	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/1998 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/1998 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	TX	4/XX/1998	Purchase	Primary	XXX	$XXX
299335798	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/19: TIL itemization did not disclose a loan dicount fee of $XXX or a courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	MI	2/XX/2003	Refinance	Primary	XXX	$XXX
299460055	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	IN	11/XX/2004	Refinance	Investment	XXX	$XXX
298920709	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	OH	7/XX/2004	Purchase	Second Home	XXX	$XXX
298865343	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	NJ	1/XX/2004	Refinance	Primary	XXX	$XXX
299425095	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2004	Purchase	Primary	XXX	$XXX
299627153	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	WI	11/XX/2007	Purchase	Primary	XXX	$XXX
299260619	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	11/XX/2005	Purchase	Primary	XXX	$XXX
298715735	XXX	XXX	2		*** (OPEN) Missing Document: Purchase Agreement / Sales Contract not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	MO	8/XX/2006	Purchase	Primary	XXX	$XXX
298484298	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	12/XX/2006	Purchase	Primary	XXX	$XXX
299921969	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/15: TIL itemization did not disclose a courier fee of $XXX as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NM	7/XX/2008	Refinance	Primary	XXX	$XXX
299992886	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2000 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2000 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CT	7/XX/2000	UTD	Primary	XXX	$XXX
298856919	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	VA	5/XX/2005	Purchase	Primary	XXX	$XXX
299564779	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CA	8/XX/2006	Refinance	Second Home	XXX	$XXX
299788896	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TIL APR Tolerance Irregular Transaction: Truth In Lending Act: Final TIL APR of 4.16400% is underdisclosed from calculated APR of 4.81887% outside of 0.250% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/04: It appears a lower Index was used at origination than the 2.2488% Index available within the look-back period.
										B	B	No	Yes	Final HUD1	CA	8/XX/2004	Purchase	Primary	XXX	$XXX
299872277	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2008	Purchase	Primary	XXX	$XXX
298466331	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2006, prior to three (3) business days from transaction date of 04/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2006	Refinance	Primary	XXX	$XXX
299954696	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	4/XX/2004	Refinance	Primary	XXX	$XXX
299316412	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CT	3/XX/2004	Refinance	Primary	XXX	$XXX
298877576	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2005	Refinance	Primary	XXX	$XXX
299717581	XXX	XXX	2				2	*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2		B	B	No	Yes	Final HUD1	WA	6/XX/2006	Purchase	Primary	XXX	$XXX
299360570	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	2/XX/2007	Refinance	Primary	XXX	$XXX
298742306	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	6/XX/2007	Purchase	Primary	XXX	$XXX
299231108	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	6/XX/2007	Refinance	Primary	XXX	$XXX
298471793	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2008 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2008	Refinance	Primary	XXX	$XXX
299350955	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	8/XX/2008	Refinance	Investment	XXX	$XXX
298703614	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2010	Refinance	Primary	XXX	$XXX
299067281	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TX	8/XX/2009	Purchase	Investment	XXX	$XXX
299323487	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2009 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	TN	8/XX/2009	Refinance	Primary	XXX	$XXX
299263015	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	10/XX/2010	Refinance	Primary	XXX	$XXX
299824973	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	GA	12/XX/2010	Purchase	Investment	XXX	$XXX
298811549	XXX	XXX	2				2
*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
										B	B	Yes	Yes	Final HUD1	MA	2/XX/2011	Refinance	Primary	XXX	$XXX
298711127	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2011	Purchase	Primary	XXX	$XXX
299243718	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/03: TIL itemization did not disclose the assignment fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2012	Refinance	Primary	XXX	$XXX
299566497	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2012 - EV3		2	*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2		B	B	Yes	Yes	Final HUD1	FL	11/XX/2012	Refinance	Primary	XXX	$XXX
298918207	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	No	Yes	Final HUD1	OR	11/XX/2012	Refinance	Second Home	XXX	$XXX
299242182	XXX	XXX	2				2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	CA	12/XX/2012	Refinance	Primary	XXX	$XXX
299828025	XXX	XXX	2				2
*** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 03/XX/2013, prior to three (3) business days from transaction date of 03/XX/2013. - EV2
										B	B	Yes	Yes	Final HUD1	NV	3/XX/2013	Refinance	Primary	XXX	$XXX
299458742	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	NC	12/XX/2009	Refinance	Investment	XXX	$XXX
299074244	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 08/XX/2008 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/30: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	MD	8/XX/2008	Purchase	Primary	XXX	$XXX
298989081	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/29: Unable to determine due to missing itemization of amount financed

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/30: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	12/XX/2007	Purchase	Primary	XXX	$XXX
299611436	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing itemization of amount financed
										B	B	Yes	Yes	Final HUD1	CA	4/XX/2004	Refinance	Primary	XXX	$XXX
298799702	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2021/XX/06: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2021/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
										B	B	Yes	Yes	Final HUD1	TX	6/XX/2006	Purchase	Primary	XXX	$XXX
299662552	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	VA	4/XX/2005	Purchase	Primary	XXX	$XXX
299165577	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/30: Unable to determine under disclosure due to missing Itemization of Amount Financed
										B	B	Yes	Yes	Final HUD1	MA	4/XX/2009	Purchase	Primary	XXX	$XXX
298548555	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2003	Refinance	Primary	XXX	$XXX
299946368	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WI	4/XX/2003	Refinance	Primary	XXX	$XXX
299332035	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CO	11/XX/2003	Purchase	Primary	XXX	$XXX
299916521	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	5/XX/2004	Refinance	Primary	XXX	$XXX
298921437	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/06: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
										B	B	No	Yes	Final HUD1	FL	5/XX/2005	Purchase	Primary	XXX	$XXX
298983653	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided Timely): Idaho Residential Mortgage Practices Act: Float Disclosure not provided to borrower within three (3) business days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										D	D	Yes	Yes	Estimated HUD1	ID	5/XX/2005	Refinance	Primary	XXX	$XXX
299130919	XXX	XXX	2				2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	MD	5/XX/2005	Purchase	Primary	XXX	$XXX
299153346	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	11/XX/2005	Purchase	Primary	XXX	$XXX
299445061	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2006, prior to three (3) business days from transaction date of 06/XX/2006. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/24: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/24: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
298870414	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Purchase	Primary	XXX	$XXX
299427794	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299206901	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	KY	9/XX/2007	Purchase	Primary	XXX	$XXX
298625627	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2008	Refinance	Primary	XXX	$XXX
298540928	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	LA	1/XX/2008	Refinance	Primary	XXX	$XXX
298724091	XXX	XXX	2				2
*** (OPEN) Missing Affiliated Business Arrangement Disclosure and fee(s) were paid to affiliate. - EV2

*** (OPEN) Nevada Home Loan (Ability to Repay not Verified): Nevada Home Loan:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment. - EV2
										B	B	Yes	Yes	Final HUD1	NV	3/XX/2009	Refinance	Primary	XXX	$XXX
298551144	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) Minnesota Tangible Net Benefit Test: Minnesota Residential Mortgage Originator and Servicer Licensing Act: Unable to determine if mortgage loan provides a tangible net benefit to the borrower due to missing prior loan information. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/02: Unable to determine underdisclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MN	10/XX/2012	Refinance	Primary	XXX	$XXX
299625664	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	GA	1/XX/2013	Refinance	Primary	XXX	$XXX
299218996	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NC	1/XX/2004	Purchase	Primary	XXX	$XXX
299960067	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2
										B	B	Yes	Yes	Final HUD1	MA	9/XX/2005	Refinance	Primary	XXX	$XXX
298790314	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Compliant Test: TIL variable rate disclosure: ARM loan program disclosure does not match terms of loan. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	IA	12/XX/2005	Purchase	Primary	XXX	$XXX
299855844	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	GA	3/XX/2008	Refinance	Primary	XXX	$XXX
299238327	XXX	XXX	2		*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) - EV3 *** (OPEN) FHA - Amendatory Clause was provided at or after closing.: Disclosure: FHA - Amendatory Clause (Government Documents) - EV2	*** (OPEN) FHA - Real Estate Certification is not compliant.: Disclosure: FHA - Real Estate Certification (Government Documents) COMMENT: 2018/XX/29: Document is not signed by the seller or real estate broker.	2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2008. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	7/XX/2008	Purchase	Primary	XXX	$XXX
299403764	XXX	XXX	1		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	CO	10/XX/2005	Refinance	Primary	XXX	$XXX
298795935	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2003. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2003	Purchase	Primary	XXX	$XXX
298575819	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	MD	6/XX/2007	Purchase	Primary	XXX	$XXX
299277744	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	No	Yes	Final HUD1	MD	4/XX/2007	Purchase	Primary	XXX	$XXX
298737032	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) (Doc Error) Initial GFE not provided - EV1

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1

*** (CLEARED) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 10/XX/2004.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV1
										B	B	No	Yes	Final HUD1	NJ	4/XX/2005	Purchase	Second Home	XXX	$XXX
299093063	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: Note late charge exceeds maximum per state. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (CLEARED) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2005 used as disbursement date for compliance testing. - EV1

*** (CLEARED) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV1
										B	B	Yes	Yes	Final HUD1	NC	2/XX/2005	Refinance	Primary	XXX	$XXX
299932242	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		1			A	A	Yes	Yes	Final HUD1	TX	12/XX/2005	Refinance	Primary	XXX	$XXX
299527579	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
299575396	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	IL	6/XX/2007	Purchase	Primary	XXX	$XXX
299517855	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	OR	12/XX/2007	Refinance	Primary	XXX	$XXX
299558438	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2012	Refinance	Primary	XXX	$XXX
299942522	XXX	XXX	2				2
*** (OPEN_UNABLE_TO_CLEAR) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN_UNABLE_TO_CLEAR) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	Yes	Yes	Final HUD1	MD	11/XX/2006	Refinance	Primary	XXX	$XXX
299811327	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 12/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2004	Purchase	Primary	XXX	$XXX
299261621	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	8/XX/2007	Refinance	Primary	XXX	$XXX
299595330	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/26: Unable to determine under disclosure due to missing itemization of amount financed
										B	B	Yes	Yes	Final HUD1	CT	3/XX/2007	Purchase	Primary	XXX	$XXX
299950164	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/29: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	GA	10/XX/2006	Purchase	Primary	XXX	$XXX
299221818	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2003, prior to three (3) business days from transaction date of 05/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	PA	5/XX/2003	Refinance	Primary	XXX	$XXX
299461177	XXX	XXX	2		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	2/XX/2009	Refinance	Primary	XXX	$XXX
299791771	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/19: TIL Itemization did not disclose a Recon Tracking Fee of $XXX as a prepaid finance charges.  Additionally, TIL Itemization disclosed disclosed a Doc Prep Fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NV	2/XX/2007	Refinance	Primary	XXX	$XXX
299494720	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Date of 06/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NC	6/XX/2006	UTD	Primary	XXX	$XXX
299119463	XXX	XXX	3		*** (OPEN) Missing Document: Flood Certificate not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 7-day Waiting Period - Initial TIL Less than 7 days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Initial TIL was not delivered to the borrower at least seven (7) business days prior to note date. - EV2

*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing.
COMMENT: 2020/XX/06: Close at Home Loan.  Final HUD-1 not signed by borrower however, Acknowledgment of Receipt is in file signed by borrower.  This unsigned HUD was used for compliance testing.

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/06: Close at Home Loan.  Final TIL not signed however, Acknowledgment of Receipt in file signed by borrower.
										D	D	Yes	Yes	HUD1, not signed or stamped	PA	12/XX/2009	Refinance	Primary	XXX	$XXX
299592217	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NV	11/XX/2005	Refinance	Investment	XXX	$XXX
298790481	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing. - EV2

*** (OPEN) Notice of Special Flood Hazard Disclosure Not Provided Timely: FDPA Notification Rule: Creditor did not provide a Notice of Special Flood Hazard Disclosure within a reasonable time prior to closing.
COMMENT: 2020/XX/31: Missing
										B	B	No	Yes	Final HUD1	FL	4/XX/2008	Purchase	Primary	XXX	$XXX
299937358	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MN	2/XX/2008	Refinance	Primary	XXX	$XXX
298530481	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/24: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	CA	2/XX/2014	Refinance	Primary	XXX	$XXX
299125156	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	UT	1/XX/2005	Refinance	Primary	XXX	$XXX
299668080	XXX	XXX	2				2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	10/XX/2006	Refinance	Primary	XXX	$XXX
299844286	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2
										B	B	Yes	Yes	Final HUD1	MD	6/XX/2007	Refinance	Primary	XXX	$XXX
299464731	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	TX	4/XX/2012	Refinance	Primary	XXX	$XXX
298606123	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2003	Refinance	Primary	XXX	$XXX
299132356	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2009 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	CT	10/XX/2009	Refinance	Primary	XXX	$XXX
299741005	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/22: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/22: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	ME	11/XX/2006	Refinance	Primary	XXX	$XXX
299014605	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MA	11/XX/2009	Refinance	Investment	XXX	$XXX
299769984	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	4/XX/2008	Refinance	Primary	XXX	$XXX
298634000	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	2/XX/2003	Refinance	Primary	XXX	$XXX
299796888	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
298888404	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NC	5/XX/2004	Purchase	Primary	XXX	$XXX
299157007	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	11/XX/2007	Refinance	Investment	XXX	$XXX
299772063	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2009	Refinance	Primary	XXX	$XXX
298809418	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2012 - EV3		1			A	A	Yes	Yes	Final HUD1	CA	3/XX/2012	Refinance	Primary	XXX	$XXX
299970495	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	OH	5/XX/2004	Refinance	Primary	XXX	$XXX
299233775	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/2012	Refinance	Primary	XXX	$XXX
298992867	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WA	10/XX/2013	Refinance	Primary	XXX	$XXX
299427348	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
299357656	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2013	Refinance	Primary	XXX	$XXX
298942445	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/1999 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/1999 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	FL	6/XX/1999	UTD	Primary	XXX	$XXX
298749986	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	TX	11/XX/2012	Refinance	Primary	XXX	$XXX
299898378	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	8/XX/2007	Refinance	Primary	XXX	$XXX
299714507	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	WA	12/XX/2008	Refinance	Primary	XXX	$XXX
299103091	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/18: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2006	Refinance	Primary	XXX	$XXX
299639503	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	VA	8/XX/2013	Refinance	Primary	XXX	$XXX
299621323	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	5/XX/2004	Refinance	Second Home	XXX	$XXX
298864598	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	SC	5/XX/2006	Refinance	Primary	XXX	$XXX
299923270	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	WA	7/XX/2004	Refinance	Primary	XXX	$XXX
298960238	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	KS	3/XX/2009	Refinance	Primary	XXX	$XXX
299927215	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2003	Purchase	Primary	XXX	$XXX
299859473	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final GFE Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final GFE does not match actual terms. - EV2

*** (OPEN) RESPA (2010) -  Existence of Escrow Account on Final HUD-1 Inaccurate: RESPA (2010): Existence of escrow account disclosed on Final HUD-1 does not match actual terms. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2010	Refinance	Primary	XXX	$XXX
299314349	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	CA	1/XX/2005	Purchase	Primary	XXX	$XXX
299817715	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2 *** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2005	Purchase	Primary	XXX	$XXX
298805248	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	7/XX/2009	Refinance	Primary	XXX	$XXX
299056092	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IN	9/XX/2006	Purchase	Primary	XXX	$XXX
298526554	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2010	Refinance	Primary	XXX	$XXX
299213862	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2
										B	B	Yes	Yes	Final HUD1	MN	4/XX/2011	Refinance	Primary	XXX	$XXX
299820443	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2005 - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Idaho Residential Mortgage Practices Act (Rate Lock Agreement Not Provided): Idaho Residential Mortgage Practices Act: Rate Lock-In/Float Disclosure not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	Estimated HUD1	ID	6/XX/2005	Refinance	Primary	XXX	$XXX
299497424	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	KS	9/XX/2004	Refinance	Primary	XXX	$XXX
298496411	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	NC	10/XX/2012	Refinance	Primary	XXX	$XXX
299167225	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2004	Purchase	Primary	XXX	$XXX
299755506	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 11/XX/2005 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/24: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	AZ	11/XX/2005	Refinance	Primary	XXX	$XXX
299037891	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	8/XX/2007	Refinance	Primary	XXX	$XXX
299576945	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NH	12/XX/2009	Refinance	Primary	XXX	$XXX
298566969	XXX	XXX	3		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		3	*** (OPEN) Missing Final HUD-1: Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		D	D	No	Yes	Estimated HUD1	ID	6/XX/2008	Purchase	Primary	XXX	$XXX
298757104	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/25: TIL appears to be final but not signed or dated by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/28: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
299718881	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	GA	7/XX/2004	Purchase	Second Home	XXX	$XXX
299526614	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	MD	3/XX/2004	Purchase	Primary	XXX	$XXX
298696796	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	IL	2/XX/2009	Refinance	Primary	XXX	$XXX
299417547	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2006, prior to three (3) business days from transaction date of 05/XX/2006. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	DC	5/XX/2006	Refinance	Primary	XXX	$XXX
298477403	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Massachusetts Home Loan - Borrower's Interest Tangible Net Benefit Worksheet Not in File: Massachusetts Home Loan: No evidence in loan file of document or worksheet indicating how the lender determined that the home loan is in the borrower's interest. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Massachusetts Mortgage Lender and Broker Regulation (Ability to Repay not Verified): Massachusetts Mortgage Lender and Broker Regulation:  File does not contain evidence that analysis of borrower’s ability to repay was performed based on verified income, obligations, assets, and/or employment using PITI payment based on fully indexed rate and fully amortizing payment, if applicable - EV2

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date and RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/28: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/31: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MA	5/XX/2009	Refinance	Primary	XXX	$XXX
298603327	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/01: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2004	Refinance	Primary	XXX	$XXX
299653779	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	Yes	Estimated HUD1	AZ	7/XX/2007	Purchase	Primary	XXX	$XXX
299832374	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2008, prior to three (3) business days from transaction date of 02/XX/2008. - EV2
										D	D	Yes	Yes	Illegible HUD1	CA	2/XX/2008	Refinance	Primary	XXX	$XXX
299160161	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	2/XX/2003	Purchase	Primary	XXX	$XXX
299483532	XXX	XXX	2		*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I - EV3	*** (OPEN) (Missing Doc) Missing Note Addendum: Note P&I does not match calculated P&I COMMENT: 2022/XX/06: Terms of note do not equal P&I listed on the note.	2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	No	Yes	Final HUD1	FL	2/XX/2007	Refinance	Primary	XXX	$XXX
299047082	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	NV	10/XX/2003	Purchase	Second Home	XXX	$XXX
298893462	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NC	12/XX/2002	Refinance	Primary	XXX	$XXX
299491856	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/25: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2005	Refinance	Primary	XXX	$XXX
298906103	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	CO	11/XX/2002	Refinance	Primary	XXX	$XXX
298849415	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	10/XX/2013	Refinance	Investment	XXX	$XXX
299374918	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2000 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: TIL itemization did not disclose an attorneys fee of $XXX or a courier fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NC	4/XX/2000	Refinance	Primary	XXX	$XXX
299351083	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2003	Purchase	Primary	XXX	$XXX
299373719	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/05: TIL appears to be final but not signed nor initialed by borrower

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/05: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received
										B	B	Yes	Yes	Final HUD1	TX	3/XX/2008	Purchase	Primary	XXX	$XXX
299903180	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MI	10/XX/2003	Refinance	Primary	XXX	$XXX
299755173	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	LA	11/XX/2010	Refinance	Primary	XXX	$XXX
299692919	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2022/XX/25: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	9/XX/2007	Purchase	Primary	XXX	$XXX
299899483	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2009	Refinance	Primary	XXX	$XXX
299845750	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	PA	9/XX/2009	Refinance	Primary	XXX	$XXX
298794930	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/24: Unable to determine under dislcosure due to missing itemization of amount financed.
										B	B	No	Yes	Final HUD1	AZ	7/XX/2006	Purchase	Primary	XXX	$XXX
299711215	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2002	Purchase	Primary	XXX	$XXX
299377834	XXX	XXX	2				2	*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2		B	B	Yes	Yes	Final HUD1	ME	3/XX/2008	Refinance	Primary	XXX	$XXX
299338782	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CO	5/XX/2009	Refinance	Primary	XXX	$XXX
299656581	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	TN	2/XX/2003	Purchase	Primary	XXX	$XXX
299060161	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
298738008	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	PA	4/XX/2002	Purchase	Primary	XXX	$XXX
299194413	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/19: TIL Itemization did not dicsclose an Attorney Fee of $XXX a Quality Control Fee of $XXX and a Subordination Recording Fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2003	Refinance	Primary	XXX	$XXX
299883985	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Document: HUD-1 Addendum not provided - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missing Document: HUD-1 Addendum not provided
COMMENT: 2022/XX/07: HUD line 1305 reflects an additional exhibit but the exhibit was not located.  The $XXX lump sum has been included in high cost testing.
										D	D	No	Yes	Final HUD1	PA	7/XX/2005	Purchase	Investment	XXX	$XXX
298511555	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	CO	5/XX/2007	Refinance	Primary	XXX	$XXX
298839655	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Incorrect Appraisal Form type: Appraisal Form 2055 (Exterior Only) used for incorrect Subject property type.: Valuation Type: Drive By / Valuation Report Date: 02/XX/2004 - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CA	2/XX/2004	Refinance	Primary	XXX	$XXX
299209390	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	Yes	Illegible HUD1	VA	2/XX/2008	Refinance	Primary	XXX	$XXX
298553664	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2013	Refinance	Primary	XXX	$XXX
299767879	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2013 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/19: TIL Itemization did not disclose the $XXX Subordination Fee in the Prepaid Finance Charges.
										B	B	Yes	Yes	Final HUD1	IL	2/XX/2013	Refinance	Primary	XXX	$XXX
299263474	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	7/XX/2007	Refinance	Primary	XXX	$XXX
299824451	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2007	Refinance	Primary	XXX	$XXX
299792559	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	7/XX/2003	Purchase	Primary	XXX	$XXX
299475748	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	FL	1/XX/2013	Refinance	Primary	XXX	$XXX
299535312	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 07/XX/2010 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA (2010) -  Cure for 0% tolerance Provided Outside of 30 Days.: Unable to determine if the Cure was made more than 30 days after Note Date due to missing information. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on Final HUD-1 Inaccurate: RESPA (2010): Initial payment on Final HUD-1 does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final HUD-1 Inaccurate: RESPA (2010): Loan Amount on Final HUD-1 does not match Note. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: TIL itemization did not disclose a subordination recording fee of $XXX: as prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	WA	7/XX/2010	Refinance	Primary	XXX	$XXX
299057827	XXX	XXX	2				2	*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2		B	B	Yes	Yes	Final HUD1	HI	12/XX/2010	Refinance	Primary	XXX	$XXX
298832129	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	11/XX/2003	Purchase	Primary	XXX	$XXX
298617755	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: Unable to determine if the initial escrow account statement is compliant based on missing information. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	NM	9/XX/2012	Purchase	Primary	XXX	$XXX
298575795	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	11/XX/2013	Refinance	Investment	XXX	$XXX
298876907	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	ME	12/XX/2004	Refinance	Primary	XXX	$XXX
299933814	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	OH	6/XX/2005	Purchase	Primary	XXX	$XXX
299407445	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/12: Lump sum seller credit of $XXX reflected on HUD-1, however the loan file does not itemize which fees this credit is applied to so it has not been included in testing.
										B	B	No	Yes	Final HUD1	IA	4/XX/2007	Purchase	Primary	XXX	$XXX
298855137	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: AVM / Valuation Report Date: 06/XX/2003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	7/XX/2003	Refinance	Primary	XXX	$XXX
299897544	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	AZ	7/XX/2005	Refinance	Primary	XXX	$XXX
298953319	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2010 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: TIL Itemization did not disclose the $XXX Recording Service Fee paid to Title, and the $XXX Subordination Recording Fee in the Prepaid Finance Charges.
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2011	Refinance	Primary	XXX	$XXX
299461918	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2011	Refinance	Primary	XXX	$XXX
299703343	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 01/XX/2012 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	1/XX/2012	Refinance	Primary	XXX	$XXX
299959280	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	CA	11/XX/2010	Refinance	Primary	XXX	$XXX
299674602	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	PA	10/XX/2003	Refinance	Primary	XXX	$XXX
299573730	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2007	Purchase	Primary	XXX	$XXX
298783212	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 801) Without Cure: RESPA (2010): 0% tolerance violation for 801 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	HI	10/XX/2010	Refinance	Primary	XXX	$XXX
299358473	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2
										D	D	No	Yes	Estimated HUD1	OH	6/XX/2011	Purchase	Primary	XXX	$XXX
298584620	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: TIL itemization did not disclose an Attorneys fee of $XXX as a prepaid finance charge.
										B	B	No	Yes	Final HUD1	NY	3/XX/2007	Purchase	Primary	XXX	$XXX
298479643	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 08/XX/2012 - EV3		1			A	A	Yes	Yes	Final HUD1	CA	8/XX/2012	Refinance	Primary	XXX	$XXX
299083077	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	MI	8/XX/2003	UTD	UTD	XXX	$XXX
299649213	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	Yes	Yes	Final HUD1	CA	8/XX/2007	Purchase	Primary	XXX	$XXX
299849639	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/17: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	CA	9/XX/2009	Refinance	Primary	XXX	$XXX
299973418	XXX	XXX	2				2
*** (OPEN) Disparity in Occupancy - Not High Cost and Not Higher Priced: The mortgage loan file contains documenting evidence the consumer intends to occupy the subject property as their primary residence. (Compliance testing performed based on the Occupancy Type of Second Home). - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: RESPA: Initial GFE not provided to Borrower(s) within three (3) business days of Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	No	Yes	Final HUD1	WY	12/XX/2010	Refinance	Second Home	XXX	$XXX
299713164	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Notice of Right To Cancel Not Provided to All Required Parties: Truth in Lending Act: Notice of Right to Cancel was not signed by all parties whose ownership interest is or will be subject to the security interest. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2006, prior to three (3) business days from transaction date of 10/XX/2006. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	HI	10/XX/2006	Refinance	Primary	XXX	$XXX
299384333	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	VT	2/XX/2006	Refinance	Primary	XXX	$XXX
299821280	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/20: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	FL	12/XX/2009	Purchase	Second Home	XXX	$XXX
299123474	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2013	Refinance	Primary	XXX	$XXX
298507977	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	AL	10/XX/2000	Purchase	Primary	XXX	$XXX
299828608	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	WI	11/XX/2005	Refinance	Primary	XXX	$XXX
298724760	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: TIL itemization did not disclose a monthly MI fee of $XXX as prepaid finance charge.
										B	B	No	Yes	Final HUD1	VA	9/XX/2004	Purchase	Primary	XXX	$XXX
298886276	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	KS	2/XX/2008	Purchase	Primary	XXX	$XXX
299371795	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 06/XX/2010 - EV3		2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2010	Refinance	Primary	XXX	$XXX
298646629	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: TIL Itemization did not disclose the $XXX Subordination Recording Fee in prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	WA	5/XX/2009	Refinance	Primary	XXX	$XXX
298581193	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	OR	6/XX/2003	Refinance	Primary	XXX	$XXX
299896405	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2004, prior to three (3) business days from transaction date of 10/XX/2004. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2004	Refinance	Primary	XXX	$XXX
298626646	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2005	Refinance	Primary	XXX	$XXX
298956848	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	OH	1/XX/2008	Refinance	Primary	XXX	$XXX
299473926	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/15: Unable to determine the under disclosure due to missing the itemization of amount financed.
										B	B	No	Yes	Final HUD1	AZ	5/XX/2003	Purchase	Primary	XXX	$XXX
299254596	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NC	3/XX/2004	Refinance	Primary	XXX	$XXX
299641344	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 11/XX/2012, prior to three (3) business days from transaction date of 11/XX/2012. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/19: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	CA	11/XX/2012	Refinance	Primary	XXX	$XXX
299738551	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	OR	1/XX/2012	Refinance	Primary	XXX	$XXX
299899489	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	MO	8/XX/2009	Refinance	Primary	XXX	$XXX
299208496	XXX	XXX	2				2
*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2010	Refinance	Primary	XXX	$XXX
299554233	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	OH	9/XX/2011	Refinance	Investment	XXX	$XXX
299518819	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2004	Refinance	Primary	XXX	$XXX
298599071	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 10/XX/2010 - EV3		2
*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	IN	10/XX/2010	Refinance	Primary	XXX	$XXX
298533462	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	CO	6/XX/2006	Refinance	Primary	XXX	$XXX
299739473	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	FL	8/XX/2006	Purchase	Investment	XXX	$XXX
299602276	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	Yes	Yes	Final HUD1	CA	11/XX/2010	Purchase	Primary	XXX	$XXX
298870353	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2009 - EV3		1			A	A	Yes	Yes	Final HUD1	WI	6/XX/2009	Refinance	Primary	XXX	$XXX
298869258	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) With Cure: RESPA (2010): 0% tolerance violation for 802 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) With Cure: RESPA (2010): 0% tolerance violation for 803 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2011	Refinance	Primary	XXX	$XXX
298848016	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	5/XX/2007	Purchase	Primary	XXX	$XXX
298599867	XXX	XXX	2				2	*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2		B	B	Yes	Yes	Final HUD1	TN	1/XX/2004	Refinance	Primary	XXX	$XXX
299411688	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	6/XX/2004	Purchase	Primary	XXX	$XXX
299594000	XXX	XXX	2				2
*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	No	Yes	Final HUD1	CA	4/XX/2013	Refinance	Second Home	XXX	$XXX
299669417	XXX	XXX	2				2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	FL	3/XX/1999	Purchase	Primary	XXX	$XXX
298601501	XXX	XXX	2		*** (OPEN) Missing Document: Credit Report not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2004	Refinance	Primary	XXX	$XXX
299179553	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/18: Unable to determine due to missing final TIL Itemization
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2005	Purchase	Primary	XXX	$XXX
299938323	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
										B	B	Yes	Yes	Final HUD1	VT	6/XX/2009	Refinance	Primary	XXX	$XXX
299117486	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/06: Itemization of amount financed fails to disclose courier fees $XXX escrow service fee $XXX broker processing fee $XXX Service fee $XXX
										B	B	Yes	Yes	Final HUD1	NY	4/XX/2005	Refinance	Primary	XXX	$XXX
298707005	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	No	Yes	Final HUD1	IL	4/XX/2010	Refinance	Investment	XXX	$XXX
299416549	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/12: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/15: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	10/XX/2007	Refinance	Primary	XXX	$XXX
298993934	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2011	Refinance	Primary	XXX	$XXX
299736987	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	IN	8/XX/2003	Refinance	Primary	XXX	$XXX
298868256	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2018/XX/30: TIL Itemization did not disclose the closing fee of $XXX the escrow service fee of $XXX the recording service fee of $XXX, or the courier fee of $XXX as prepaid finance charges.
										B	B	No	Yes	Final HUD1	WA	10/XX/2003	Purchase	Primary	XXX	$XXX
299296439	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 09/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2005	Refinance	Primary	XXX	$XXX
299379413	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	FL	4/XX/2006	Purchase	Second Home	XXX	$XXX
299688894	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	CA	5/XX/2006	Purchase	Primary	XXX	$XXX
299308501	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2018/XX/06: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is signed or dated by borrower so cannot confirm that borrower received.
										B	B	No	Yes	Final HUD1	AR	10/XX/2007	Purchase	Primary	XXX	$XXX
298828978	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NV	2/XX/2008	Refinance	Investment	XXX	$XXX
299822653	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3
										D	D	No	Yes	HUD1, not signed or stamped	NV	2/XX/2008	Refinance	Investment	XXX	$XXX
298911173	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2005	Refinance	Primary	XXX	$XXX
298531194	XXX	XXX	2				2	*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2		B	B	Yes	Yes	Final HUD1	AZ	12/XX/2013	Refinance	Primary	XXX	$XXX
299560726	XXX	XXX	1		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		1			A	A	Yes	Yes	Final HUD1	IN	12/XX/2013	Refinance	Primary	XXX	$XXX
299383402	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
										B	B	No	Yes	Final HUD1	WA	5/XX/2013	Refinance	Second Home	XXX	$XXX
298626869	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2012	Refinance	Primary	XXX	$XXX
298940207	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2		B	B	Yes	Yes	Final HUD1	MO	9/XX/2009	Refinance	Primary	XXX	$XXX
299791787	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NC	12/XX/2007	Purchase	Primary	XXX	$XXX
299130567	XXX	XXX	1		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		1			A	A	No	Yes	Final HUD1	MD	8/XX/2007	Purchase	Primary	XXX	$XXX
298970277	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/25: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	GA	7/XX/2007	Purchase	Primary	XXX	$XXX
298639347	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	12/XX/2006	Refinance	Primary	XXX	$XXX
299154225	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	9/XX/2006	Refinance	Primary	XXX	$XXX
298766804	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	8/XX/2005	Purchase	Primary	XXX	$XXX
298882697	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MD	8/XX/2005	Purchase	Primary	XXX	$XXX
299345586	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	NJ	5/XX/2003	Purchase	Primary	XXX	$XXX
298943892	XXX	XXX	2				2
*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Payoff Statement Missing: Missing Payoff Statement: Unable to determine if a prepayment penalty was included in the pay-off which may impact high cost findings. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2004, prior to three (3) business days from transaction date of 02/XX/2004. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/22: The itemization of amount financed did not include the attorney fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	NJ	2/XX/2004	Refinance	Primary	XXX	$XXX
299590700	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	IL	12/XX/2006	Purchase	Primary	XXX	$XXX
298754155	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2007	Refinance	Primary	XXX	$XXX
299584655	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2010 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	2/XX/2010	Refinance	Primary	XXX	$XXX
298950713	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	12/XX/2004	Purchase	Primary	XXX	$XXX
299399692	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	GA	4/XX/2009	Purchase	Investment	XXX	$XXX
299525741	XXX	XXX	2		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Security Instrument - Subject Lien not provided - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2005. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2005	Refinance	Primary	XXX	$XXX
299722785	XXX	XXX	1		*** (OPEN) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 10/XX/2007 - EV2		1			A	A	No	Yes	Final HUD1	WI	10/XX/2007	Purchase	Primary	XXX	$XXX
298954596	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2013	Refinance	Primary	XXX	$XXX
299750327	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2006	Refinance	Primary	XXX	$XXX
299752317	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2007	Refinance	Investment	XXX	$XXX
299710852	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	4/XX/2010	Purchase	Investment	XXX	$XXX
299820415	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: TIL Itemization did not disclose the admin fee of $XXX settlement fee of $XXX title courier fee of $XXX or the wire fee of $XXX as prepaid finance charges.
										B	B	Yes	Yes	Final HUD1	OH	5/XX/1999	Refinance	Primary	XXX	$XXX
299608514	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Under disclosure is payment stream related due to the Final TIL disclosing a PMI term of 20 months when the calculated term is 60 months in the 3rd sequence.
										B	B	No	Yes	Final HUD1	OH	4/XX/2001	Refinance	Primary	XXX	$XXX
298976386	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	IL	8/XX/2005	Purchase	Primary	XXX	$XXX
299096588	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Closing Disclosure Not Provided): Ohio Consumer Sales Practices Act:  Consumer did not receive the required Closing Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/03: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	No	Yes	Final HUD1	OH	6/XX/2007	Purchase	Primary	XXX	$XXX
299072990	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: Unable to test Affiliated Business Disclosure due to missing information. - EV2		B	B	No	Yes	Final HUD1	MI	6/XX/2001	Purchase	Primary	XXX	$XXX
299768803	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Prepayment Penalty: New York Prepayment Penalty: Maximum prepay term allowed on a loan with an interest rate greater than 6% is 12 months.  Loan with an interest rate of 7.25000% contracts for a prepay term of 36 months, which exceeds max allowable.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2
										B	B	Yes	Yes	Final HUD1	NY	11/XX/2002	Purchase	Primary	XXX	$XXX
298881822	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	IL	3/XX/2003	Refinance	Primary	XXX	$XXX
299456783	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	3/XX/2003	Purchase	Primary	XXX	$XXX
298833879	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	5/XX/2003	Refinance	Primary	XXX	$XXX
299877603	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2003	Refinance	Primary	XXX	$XXX
299324104	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/20: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	LA	4/XX/2003	Refinance	Primary	XXX	$XXX
298926598	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	No	Yes	Final HUD1	OH	6/XX/2003	Purchase	Primary	XXX	$XXX
299706487	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Michigan Consumer Caution and Home Ownership Counseling Notice Not Provided: Michigan Consumer Mortgage Protection Act:  Consumer Caution and Home Ownership Counseling Notice not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	6/XX/2003	Refinance	Primary	XXX	$XXX
298840432	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	VA	7/XX/2003	Refinance	Primary	XXX	$XXX
299884722	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 06/XX/2003, prior to three (3) business days from transaction date of 06/XX/2003. - EV2
										D	D	Yes	Yes	Estimated HUD1	MD	6/XX/2003	Refinance	Primary	XXX	$XXX
298710626	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  Title Co. Closing Statement Used For Fee Testing Material: Missing Final HUD-1: Title Company Closing Statement used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										D	D	No	Yes	Title Co. Closing Statement	CA	7/XX/2003	Purchase	Investment	XXX	$XXX
299884979	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	NY	9/XX/2003	Purchase	Primary	XXX	$XXX
299701729	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2003	Purchase	Primary	XXX	$XXX
299979215	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2003	Refinance	Primary	XXX	$XXX
299458370	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 01/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	MD	2/XX/2004	Refinance	Primary	XXX	$XXX
299531740	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/22: TIL itemization did not disclose the $XXX admin fee as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2004	Refinance	Primary	XXX	$XXX
299967842	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 03/XX/2004 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	4/XX/2004	Refinance	Primary	XXX	$XXX
299437934	XXX	XXX	2		*** (OPEN) Credit Exception: - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Credit Exception: COMMENT: 2022/XX/22: Origination date is 4/XX/2004; Deed reflects a notary date of 7/XX/2004.	2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Missing: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	MD	4/XX/2004	Refinance	Primary	XXX	$XXX
299989796	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	WI	10/XX/2004	Purchase	Primary	XXX	$XXX
299292170	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2004	Refinance	Primary	XXX	$XXX
299164912	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	WA	11/XX/2004	Refinance	Primary	XXX	$XXX
299378461	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MO	12/XX/2004	Refinance	Primary	XXX	$XXX
298575008	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2005	Refinance	Primary	XXX	$XXX
299616449	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	8/XX/2005	Refinance	Primary	XXX	$XXX
299129688	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2005 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/23: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/23: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	CA	1/XX/2006	Refinance	Primary	XXX	$XXX
298930076	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	HI	2/XX/2006	Refinance	UTD	XXX	$XXX
299709328	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3		2
*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	No	Yes	Final HUD1	MO	12/XX/2005	Purchase	Primary	XXX	$XXX
298876043	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) North Carolina First Lien Late Charge Percent Testing: North Carolina Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 4%. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NC	3/XX/2006	Purchase	UTD	XXX	$XXX
299898954	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	SC	2/XX/2006	Purchase	Primary	XXX	$XXX
299244592	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	OH	6/XX/2006	Purchase	Primary	XXX	$XXX
298740195	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NY	6/XX/2006	Refinance	Primary	XXX	$XXX
299593827	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties. - EV2
										B	B	Yes	Yes	Final HUD1	WI	7/XX/2006	Purchase	Primary	XXX	$XXX
298900519	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
299754681	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	FL	9/XX/2006	Refinance	Primary	XXX	$XXX
299756204	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NC	10/XX/2006	Refinance	Primary	XXX	$XXX
299906607	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	10/XX/2006	Refinance	Primary	XXX	$XXX
298818118	XXX	XXX	2				2
*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	LA	12/XX/2006	Refinance	Primary	XXX	$XXX
299890344	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
298914956	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	NY	6/XX/2006	Refinance	Second Home	XXX	$XXX
298573018	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	FL	11/XX/2006	Purchase	Primary	XXX	$XXX
299366052	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2
										B	B	No	Yes	Final HUD1	MD	11/XX/2006	Refinance	Investment	XXX	$XXX
298585116	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	VA	3/XX/2007	Purchase	Primary	XXX	$XXX
298908386	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 04/XX/2007 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	OK	4/XX/2007	Purchase	Primary	XXX	$XXX
299431230	XXX	XXX	1		*** (OPEN) Missing Document: Missing Final 1003 - EV3		1			A	A	Yes	Yes	Final HUD1	GA	4/XX/2007	Purchase	Primary	XXX	$XXX
298550413	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	KS	5/XX/2007	Purchase	Primary	XXX	$XXX
298545314	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2
										A	A	Yes	Yes	Final HUD1	FL	6/XX/2007	Refinance	Primary	XXX	$XXX
299185036	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/04: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/04: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	FL	4/XX/2007	Refinance	Primary	XXX	$XXX
299381638	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2007	Purchase	Primary	XXX	$XXX
298978708	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	10/XX/2004	Refinance	Primary	XXX	$XXX
299498495	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	9/XX/2007	Refinance	Primary	XXX	$XXX
298878412	XXX	XXX	3				3
*** (OPEN) Missing Final HUD-1:  HUD-1 Not Signed or Stamped Used For Fee Testing Material: Missing Final HUD-1:  HUD-1 Not Signed or Stamped used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
										D	D	Yes	Yes	HUD1, not signed or stamped	NY	6/XX/2007	Refinance	Primary	XXX	$XXX
299955202	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2007	Purchase	Primary	XXX	$XXX
298919382	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	LA	8/XX/2007	Refinance	Investment	XXX	$XXX
299854413	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	CT	9/XX/2007	Refinance	Primary	XXX	$XXX
298513874	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	CA	11/XX/2007	Purchase	UTD	XXX	$XXX
299165755	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	AZ	9/XX/2007	Refinance	Primary	XXX	$XXX
298911033	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CT	12/XX/2007	Refinance	Primary	XXX	$XXX
299860431	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	PA	11/XX/2007	Purchase	Primary	XXX	$XXX
298883818	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
									*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties COMMENT: 2022/XX/08: TIL appears to be final but not signed or initialed by the borrower	B	B	Yes	Yes	Final HUD1	FL	11/XX/2007	Refinance	Primary	XXX	$XXX
299317760	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NY	12/XX/2007	Refinance	Investment	XXX	$XXX
299650697	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2007	Refinance	Primary	XXX	$XXX
299171630	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	2/XX/2008	Refinance	Primary	XXX	$XXX
299136628	XXX	XXX	3				3	*** (OPEN) Missing Final HUD-1: Illegible HUD-1 Used For Fee Testing Material: Missing Final HUD-1: Illegible HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3		D	D	No	Yes	Illegible HUD1	AZ	2/XX/2008	Refinance	Investment	XXX	$XXX
299066993	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2008	Refinance	Primary	XXX	$XXX
299899593	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	6/XX/2008	Refinance	Primary	XXX	$XXX
299459850	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CO	1/XX/2008	Refinance	Primary	XXX	$XXX
299127638	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2022/XX/16: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2022/XX/16: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2008	Purchase	Primary	XXX	$XXX
299436993	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	FL	1/XX/2009	Purchase	Primary	XXX	$XXX
298887764	XXX	XXX	2				2
*** (OPEN) Maryland Ability to Repay Not Verified: Maryland SB270:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Maryland Mortgage Lending Regulations (Tangible Net Benefit Worksheet Not Provided): Maryland Mortgage Lending Regulations: Net Tangible Benefit Worksheet not provided to borrower. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MD	6/XX/2009	Refinance	Primary	XXX	$XXX
298545000	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	TX	7/XX/2009	Refinance	Primary	XXX	$XXX
298892610	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 2, 5, 7, 8, 9, 10 or DC): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 2 nd, 5 th, 7 th, 8 th, 9 th, 10 th, or District of Columbia) - EV2
										B	B	Yes	Yes	Final HUD1	MS	8/XX/2009	Refinance	Primary	XXX	$XXX
298503776	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	NE	11/XX/2009	Purchase	Primary	XXX	$XXX
299532622	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CT	1/XX/2010	Refinance	Primary	XXX	$XXX
298798237	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2010, prior to three (3) business days from transaction date of 02/XX/2010. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2010	Refinance	Primary	XXX	$XXX
299093046	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Ohio Consumer Sales Practices Act (Ability to Repay not Verified): Ohio Consumer Sales Practices Act:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (Acknowledgement of Receipt of Home Mortgage Loan Information Document Not Retained by Lender): Ohio Consumer Sales Practices Act: Acknowledgement of Receipt of Home Mortgage Loan Information Document not retained by lender. - EV2

*** (OPEN) Ohio Consumer Sales Practices Act (No Documentation of Tangible Net Benefit Analysis): Ohio Consumer Sales Practices Act:  Mortgage loan file does not contain documentation of the analysis of the borrower's reasonable tangible net benefit. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	Yes	Yes	Final HUD1	OH	3/XX/2010	Refinance	Primary	XXX	$XXX
299771984	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	9/XX/2010	Refinance	Primary	XXX	$XXX
299134229	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Days before settlement not provided.: GFE Date: 10/XX/2010 - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: Unable to test GFE Estimate Available Through Date due to missing information. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2
										B	B	Yes	Yes	Final HUD1	GA	11/XX/2010	Refinance	Primary	XXX	$XXX
299563329	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2012	Purchase	Primary	XXX	$XXX
298495883	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Federal LO Compensation Dual Compensation Pre-Dodd Frank Test: Loan Originator Compensation: Dual compensation received from both a consumer and person other than consumer. - EV2

*** (OPEN) Massachusetts MLBR (Missing Data) Document Type Not Provided: Massachusetts Mortgage Lender and Broker Regulations:  Unable to determine if the borrower was required to provide a signed statement disclosing their income due to missing document type. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2011 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MA	11/XX/2011	Refinance	Primary	XXX	$XXX
299879470	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2012	Purchase	Primary	XXX	$XXX
299390732	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IL	8/XX/2012	Refinance	Investment	XXX	$XXX
298834911	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2012 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2012 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Washington Residential Mortgage Loan (Disclosure of Material Terms Not Provided): Washington HB 2770: Mortgage loan file does not contain a disclosure summary of all material terms provided to borrower. - EV2
										D	D	Yes	No	Missing	WA	8/XX/2012	Refinance	Primary	XXX	$XXX
299921732	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2012 - EV3		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	No	Yes	Final HUD1	MD	9/XX/2012	Refinance	Investment	XXX	$XXX
299551983	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	Yes	Yes	Final HUD1	CO	10/XX/2012	Refinance	Primary	XXX	$XXX
299371481	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2013	Refinance	Primary	XXX	$XXX
299127331	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2	*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2		B	B	Yes	Yes	Final HUD1	CT	4/XX/2013	Refinance	Primary	XXX	$XXX
299879398	XXX	XXX	2				2	*** (OPEN) RESPA Disclosure - HUD Settlement Cost Booklet Missing: RESPA Disclosure Rule: Creditor did not provide HUD Settlement Cost Booklet. - EV2		B	B	Yes	Yes	Final HUD1	TX	8/XX/2013	Purchase	Primary	XXX	$XXX
299107882	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	11/XX/2013	Refinance	Primary	XXX	$XXX
298875324	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	No	Yes	Final HUD1	CA	12/XX/2013	Purchase	Second Home	XXX	$XXX
299363290	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	GA	12/XX/2013	Refinance	Investment	XXX	$XXX
299766934	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 02/XX/2014 - EV3		2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) South Carolina CHL Complaint Agency Disclosure Timing Test: South Carolina Home Loan: Borrower not provided with a document, at time of application, specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2

*** (OPEN) South Carolina Home Loan (Acknowledgement of Receipt of Complaint Agency Disclosure Not In File): South Carolina Home Loan: Borrower did not acknowledge receipt of document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	2/XX/2014	Refinance	Primary	XXX	$XXX
299212830	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2013 - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) -  Initial Payment on GFE Inaccurate: RESPA (2010): Initial payment on GFE does not match actual payment on loan. - EV2

*** (OPEN) RESPA (2010) -  Loan Amount on Final GFE Inaccurate: RESPA (2010): Loan Amount on Final GFE does not match Note. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2
										B	B	Yes	Yes	Final HUD1	PA	1/XX/2014	Refinance	Primary	XXX	$XXX
299190878	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 06/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	OH	6/XX/2003	Refinance	UTD	XXX	$XXX
299917667	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi (Circuit 1, 4, 6, or 11): Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. (H-8 Form was used and property is in the 1 st, 4 th, 6 th, or 11 th circuit) - EV2

*** (OPEN) Final TIL APR Under/Over Disclosed By Greater Than 0.125%: Truth In Lending Act:  Final TIL APR of 7.32800% is underdisclosed from calculated APR of 7.46103% outside of 0.125% tolerance. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing RTC Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/26: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NC	3/XX/2003	Refinance	Primary	XXX	$XXX
299058563	XXX	XXX	2				2
*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	WA	8/XX/2005	Refinance	Primary	XXX	$XXX
299311715	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2005	Refinance	Primary	XXX	$XXX
299732036	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2006	Refinance	Primary	XXX	$XXX
299196434	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Massachusetts Late Charge Grace Period Testing: Massachusetts Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) Massachusetts Late Charge Percent Testing: Massachusetts Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 3%. - EV2
										B	B	Yes	Yes	Final HUD1	MA	4/XX/2006	Refinance	Primary	XXX	$XXX
299511686	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2
										D	D	Yes	No	Missing	IL	8/XX/2006	Refinance	Primary	XXX	$XXX
298939195	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Oregon Prepayment Penalty Max Prepay: Oregon Prepayment Penalty: Loan agreement or Note does not clearly state the maximum prepayment penalty applicable to each year of the loan. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	No	No	Missing	OR	2/XX/2004	Purchase	Primary	XXX	$XXX
299623728	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2003	Refinance	Primary	XXX	$XXX
298677172	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Illinois Late Charge Percent Testing: Illinois Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Illinois Prepayment Penalty: Illinois Prepayment Penalty (Illinois Interest Act): A prepayment penalty is not permissible on a loan with an interest rate of greater than 8%. Loan contracts for an interest rate of 15.87500%.  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2006	Refinance	Primary	XXX	$XXX
298744610	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	6/XX/2006	Refinance	Primary	XXX	$XXX
298688218	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	FL	5/XX/2006	Refinance	Primary	XXX	$XXX
299533607	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Timing Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower within three (3) days of application. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missouri Late Charge Grace Period Testing: Missouri Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	MO	8/XX/2006	Refinance	Primary	XXX	$XXX
299457465	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	Yes	Yes	Final HUD1	FL	1/XX/2007	Refinance	Primary	XXX	$XXX
298561681	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Pennsylvania Late Charge: Note grace period of 10 days is less than the state minimum of 15 days. - EV2
										B	B	No	Yes	Final HUD1	PA	4/XX/2007	Purchase	Primary	XXX	$XXX
299981057	XXX	XXX	3				3
*** (OPEN) New Jersey Home Loan (Late Charge): New Jersey Home Loan: Mortgage loan contains an impermissible late charge of greater than 5.0% or a grace period less than 15 days. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2
										C	C	Yes	Yes	Final HUD1	NJ	5/XX/2007	Refinance	Primary	XXX	$XXX
298824496	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 05/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	No	No	Missing	TN	5/XX/2007	Purchase	Primary	XXX	$XXX
298894596	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	GA	6/XX/2007	Purchase	Primary	XXX	$XXX
299221630	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										D	D	Yes	No	Missing	NY	7/XX/2007	Refinance	Primary	XXX	$XXX
299400238	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	NY	3/XX/2008	Refinance	UTD	XXX	$XXX
298742456	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2
										B	B	Yes	Yes	Final HUD1	NY	5/XX/2008	Refinance	Primary	XXX	$XXX
299863316	XXX	XXX	2				2
*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	NY	1/XX/2012	Refinance	Primary	XXX	$XXX
298510684	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	IN	11/XX/2013	Refinance	Primary	XXX	$XXX
299947249	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2		B	B	Yes	Yes	Final HUD1	NY	8/XX/2008	Refinance	Primary	XXX	$XXX
298705241	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2009 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2009	Refinance	Primary	XXX	$XXX
298845520	XXX	XXX	2				2
*** (OPEN) RESPA -  Initial Escrow Account Statement Missing: RESPA: Initial escrow account statement was not provided to the borrower. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	AR	7/XX/2010	Refinance	Primary	XXX	$XXX
299630072	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) With Cure: RESPA (2010): 0% tolerance violation for 1203 fee with evidence of cure provided on Final HUD-1 - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Not Provided Timely: RESPA (2010) - Borrower did not receive a list of service providers at the time the Good Faith Estimate was provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2011	Refinance	Primary	XXX	$XXX
299874059	XXX	XXX	2				2
*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) RESPA (2010) -  Cure for 10% tolerance Provided Outside of 30 Days.: RESPA (2010): Final HUD-1 cure for 10% tolerance violation provided outside of 30 days. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance Without Cure: RESPA (2010): 10% tolerance violation without  evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not in approved license status to conduct loan origination activities. - EV2

*** (OPEN) TIL-MDIA 3-day Waiting Period - Corrected TIL for APR Inaccuracy Received Less than 3 Business Days from Consummation: Truth in Lending Act (Early TIL Disclosure):  Corrected TIL for APR inaccuracy was not received by the borrower at least three (3) business days prior to closing. - EV2
										B	B	Yes	Yes	Final HUD1	DE	2/XX/2012	Refinance	Primary	XXX	$XXX
299697586	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) 2011 TIL-MDIA - Introductory Escrow Payment Inaccurate: Truth in Lending Act (MDIA 2011):  The amount of taxes and insurance, including any mortgage insurance, on the Final TIL does not match the amount of taxes and insurance, including any mortgage insurance, for the loan. - EV2

*** (OPEN) 2011 TIL-MDIA Rate-Payment Summary Table - Introductory Total Payment (PITI) Inaccurate: Truth in Lending Act (MDIA 2011):  Total payment amount (PITI) on the Final TIL does not match the total payment amount for the loan. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	PA	8/XX/2012	Refinance	Primary	XXX	$XXX
298879918	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not sent within three (3) business days of the creditor application date. - EV2
										B	B	Yes	Yes	Final HUD1	CA	6/XX/2012	Refinance	Primary	XXX	$XXX
299242776	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	IA	11/XX/2012	Refinance	Primary	XXX	$XXX
299883474	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2013	Refinance	Primary	XXX	$XXX
299649381	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA -  Initial GFE Missing: RESPA: Initial GFE not provided to Borrower(s). - EV2
										B	B	Yes	Yes	Final HUD1	CO	5/XX/2013	Refinance	Primary	XXX	$XXX
299704599	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  HUD Settlement Cost Booklet Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date.
COMMENT: 2022/XX/12: Unable to determine due to missing initial application date
										B	B	Yes	Yes	Final HUD1	GA	5/XX/2012	Purchase	Primary	XXX	$XXX
299233783	XXX	XXX	1				1			A	A	No	Yes	Final HUD1	CA	11/XX/2012	Refinance	Investment	XXX	$XXX
298793474	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	AL	1/XX/2013	Refinance	Investment	XXX	$XXX
299177195	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	OR	12/XX/2002	Refinance	Primary	XXX	$XXX
299942225	XXX	XXX	2				2
*** (OPEN) RESPA (2010) – GFE column on HUD Comparison Chart Inaccurate: RESPA (2010) – GFE column on page 3 of Final HUD-1 does not match most recently disclosed GFE. - EV2

*** (OPEN) RESPA (2010) – HUD column on HUD Comparison Chart Inaccurate: RESPA (2010) – HUD-1 column on page 3 of Final HUD-1 does not match charges on page 2 of disclosure. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	No	Yes	Final HUD1	TN	9/XX/2013	Purchase	Primary	XXX	$XXX
299923012	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	CA	12/XX/2012	Refinance	Primary	XXX	$XXX
298768899	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NC	9/XX/2013	Refinance	Primary	XXX	$XXX
299703303	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/11: Under disclosure due to the TIL itemization did not disclose the deposit fee of $XXX as prepaid finance charges
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2003	Refinance	Primary	XXX	$XXX
299204284	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3		2
*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	OR	3/XX/2013	Refinance	Primary	XXX	$XXX
299292130	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Initial TIL not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 8/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2006	Refinance	Primary	XXX	$XXX
298922129	XXX	XXX	2		*** (OPEN) Privacy Notice is missing: Disclosure: Privacy Notice - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2017/XX/25: Unable to determine under disclosure due to missing Itemization of Amount Financed.

*** (OPEN) Note Error: Note grace period days less than minimum per state
COMMENT: 2017/XX/03: Grace period not allowed per state (WI) – minimum grace period for WI loan is 15 days – note states 10 days.

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state
COMMENT: 2017/XX/03: Late fee charge not allowed per state (WI) – max late fee charge for WI loan is 5% – note states 6%.
										B	B	Yes	Yes	Final HUD1	WI	8/XX/2006	Refinance	Primary	XXX	$XXX
298755673	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: <empty> - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	NY	6/XX/1993	Purchase	Primary	XXX	$XXX
299996787	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 02/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	MA	2/XX/2007	Refinance	Primary	XXX	$XXX
299161189	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2007. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) South Carolina Home Loan (Complaint Agency Disclosure Not Provided): South Carolina Home Loan: Borrower not provided with a document specifying the agency designated to receive complaints or inquiries about the origination and making of the loan. - EV2
										B	B	Yes	Yes	Final HUD1	SC	4/XX/2007	Refinance	Primary	XXX	$XXX
299043773	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 05/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	CA	7/XX/2006	Purchase	Primary	XXX	$XXX
299538841	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2006. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	No	Yes	Final HUD1	WA	12/XX/2006	Purchase	Primary	XXX	$XXX
299147209	XXX	XXX	3		*** (OPEN) Missing Document: Credit Report not provided - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 03/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date.   The final date used for testing was 09/XX/2002.  Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	No	No	Missing	MO	3/XX/2003	Purchase	Primary	XXX	$XXX
299715210	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 11/XX/2002. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing Itemization of Amount Financed.
										B	B	Yes	Yes	Final HUD1	TX	5/XX/2003	Purchase	Primary	XXX	$XXX
299180970	XXX	XXX	2				2
*** (OPEN) (Missing Data) Unable to determine if loan is a same lender refi: Original Lender was not able to be determined. Unable to determine if correct TILA rescission form was used. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) TILA Notice of Right to Cancel Expiration Date Prior or equal to Disbursement Date: Truth in Lending Act:  Actual Date(s) on Notice of Right to Cancel occurs prior to expected date(s). - EV2
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2008	Refinance	Primary	XXX	$XXX
298890380	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NY	7/XX/2007	Purchase	Primary	XXX	$XXX
298471621	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	11/XX/2006	Purchase	Primary	XXX	$XXX
299513489	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	DE	12/XX/2005	Refinance	Primary	XXX	$XXX
299557672	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) (Missing Data) Missing Information to Determine Origination Channel: Unable to determine the origination channel based on the loan documents provided for review. The compliance review was performed with using the equivalent evaluation that would be considered for an Origination Channel of Retail. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Virginia Tangible Net Benefit Test: Unable to determine if the loan was refinanced without a tangible net benefit to the borrower due to missing information. - EV2
										D	D	Yes	No	Missing	VA	8/XX/2005	Refinance	Primary	XXX	$XXX
298625256	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2004 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										B	B	Yes	Yes	Final HUD1	FL	2/XX/2004	Refinance	Primary	XXX	$XXX
299225233	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Not Provided Within 3 Business Days of Application: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement to applicant within three (3) business days of application. - EV2
										B	B	Yes	Yes	Final HUD1	NE	9/XX/2013	Refinance	Primary	XXX	$XXX
299901108	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 05/XX/2013 - EV3		2
*** (OPEN) RESPA (2010) - 0% Tolerance (Line 802) Without Cure: RESPA (2010): 0% tolerance violation for 802 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 803) Without Cure: RESPA (2010): 0% tolerance violation for 803 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2
										B	B	Yes	Yes	Final HUD1	KY	5/XX/2013	Refinance	Primary	XXX	$XXX
299470533	XXX	XXX	2				2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	MA	5/XX/2007	Purchase	Primary	XXX	$XXX
298471281	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2004 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	5/XX/2004	Refinance	Primary	XXX	$XXX
299909797	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Prior to Closing Timing: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) CHARM Booklet Disclosure Prior to Closing Timing: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower at least three (3) days prior to consummation for a loan that did not start as an ARM. - EV2

*** (OPEN) Louisiana Late Charge Percent Testing: Louisiana Late Charge: Note late charge percent of 6.00000% exceeds the state maximum of 5%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2
										B	B	Yes	Yes	Final HUD1	LA	4/XX/2006	Refinance	Primary	XXX	$XXX
298637662	XXX	XXX	3		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Credit Report not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2003 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	CA	12/XX/2003	Refinance	Primary	XXX	$XXX
298794035	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 10/XX/2005. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										B	B	Yes	Yes	Final HUD1	UT	4/XX/2006	Refinance	Primary	XXX	$XXX
299855562	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2019/XX/01: Unable to determine under disclosure due to missing the TIL itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	IL	6/XX/2003	Purchase	Primary	XXX	$XXX
298900728	XXX	XXX	3		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2
										D	D	Yes	No	Missing	NY	4/XX/2007	Refinance	Primary	XXX	$XXX
298826139	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	CO	8/XX/2006	Purchase	Primary	XXX	$XXX
299780002	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Michigan Prepayment Penalty: Michigan Prepayment Penalty: Maximum calculated prepay of $XXX exceeds the state maximum for first lien loans of 1% of the prepaid balance ($XXX).  Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	MI	8/XX/2006	Purchase	Primary	XXX	$XXX
299668735	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	LA	5/XX/2008	Purchase	Primary	XXX	$XXX
298906818	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2004 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/14: Unable to determine under disclosure due to missing Itemization of Amount Financed
										B	B	Yes	Yes	Final HUD1	NJ	3/XX/2004	Refinance	Primary	XXX	$XXX
299215013	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: Unable to determine under disclosure due to missing Itemization Of Amount Financed.
										B	B	Yes	Yes	Final HUD1	NY	10/XX/2002	Refinance	Primary	XXX	$XXX
299972230	XXX	XXX	2				2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: Unable to determine under disclosure due to missing Itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	MA	6/XX/2003	Refinance	Primary	XXX	$XXX
299237933	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2003, prior to three (3) business days from transaction date of 04/XX/2003. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/16: Unable to determine reason for under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	NJ	4/XX/2003	Refinance	Primary	XXX	$XXX
298677807	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2003, prior to three (3) business days from transaction date of 08/XX/2003. - EV2
										B	B	Yes	Yes	Final HUD1	MN	8/XX/2003	Refinance	Primary	XXX	$XXX
298859705	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	NJ	8/XX/2003	Refinance	Primary	XXX	$XXX
298470441	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	PA	3/XX/2006	Refinance	Investment	XXX	$XXX
299191845	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/04: TIL itemization did not disclose a courier fee of $XXX as a prepaid finance charge.
										B	B	Yes	Yes	Final HUD1	IL	11/XX/2006	Refinance	Primary	XXX	$XXX
298936368	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2012 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA -  Initial GFE Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) Safe Act NMLS - Missing Evidence of Initial Loan Application Date: Secure and Fair Enforcement for Mortgage Licensing Act:  Unable to determine compliance with NMLSR timing requirements due to missing evidence of initial loan application date. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Not Provided within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV1

*** (CLEARED) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2022/XX/15: 802 credit of $XXX was applied to 801 fee $XXX. The remaining credit of $XXX was not itemized and therefore not applied to any other loan fees.
										B	B	Yes	Yes	Final HUD1	IL	7/XX/2012	Refinance	Primary	XXX	$XXX
299506450	XXX	XXX	2				2
*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinance by a creditor that is not considered the original creditor. The H-9 form was used, the H-8 form should have been used. - EV2

*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Truth in Lending Act (NMLSR Dodd- Frank 2014): Individual Loan Originator not licensed to conduct loan origination activities. - EV2
										B	B	Yes	Yes	Final HUD1	FL	3/XX/2013	Refinance	Primary	XXX	$XXX
299144394	XXX	XXX	2				2
*** (OPEN) RESPA (2010) -   GFE Settlement charges Good Thru Date Less than 10 Days: RESPA (2010):  GFE does not provide minimum ten (10) business day availability for estimate of charges and terms for all other settlement charges. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Secure and Fair Enforcement for Mortgage Licensing Act: Loan Originator Organization not NMLS licensed or registered at time of application. - EV2
										B	B	Yes	Yes	Final HUD1	OK	3/XX/2013	Refinance	Primary	XXX	$XXX
299836426	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA (2010) – Written Service Provider List Missing: RESPA (2010):  Borrower not provided with list of service providers. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	CA	3/XX/2013	Refinance	Primary	XXX	$XXX
299909371	XXX	XXX	2		*** (OPEN) Missing Document: Mortgage Insurance Certificate (MIC) not provided - EV3		2	*** (OPEN) (Doc Error) Initial GFE not provided - EV2		B	B	No	Yes	Final HUD1	TX	9/XX/2007	Purchase	Primary	XXX	$XXX
298529689	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WA	3/XX/2005	Refinance	Primary	XXX	$XXX
298990080	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (CLEARED) Valuation Error: APN Number not provided.: Valuation Type: Appraisal / Valuation Report Date: 09/XX/2006 - EV1		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	TX	10/XX/2006	Purchase	Second Home	XXX	$XXX
298963705	XXX	XXX	2				2
*** (OPEN) (Doc Error) GFE Error: Interest rate available through date not provided.: GFE Date: 09/XX/2011 - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2
										B	B	Yes	Yes	Final HUD1	MD	10/XX/2011	Refinance	Primary	XXX	$XXX
299427938	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	WI	3/XX/2006	Refinance	Primary	XXX	$XXX
299322837	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 12/XX/2011 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) Right of Rescission Timing - Note Date used as Transaction Date: Unable to conclusively determine date of consummation. Note date used as transaction date for purposes of determining compliance with rescission timing requirements - EV2

*** (OPEN) SAFE Act - NMLS Info Not in File: Secure and Fair Enforcement for Mortgage Licensing Act: NMLSR information not present on loan application. - EV2

*** (OPEN) TILA - Incorrect Right To Cancel Form Used - H-8 Used on Same Lender Refinance (Circuit 2, 5, 7, 8, 9, 10 or DC): Truth in Lending Act: Notice of Right to Cancel was not executed on the proper Model Form for a refinancing by the same creditor. The H-8 form was used, the H-9 form should have been used. - EV2
										B	B	Yes	Yes	Final HUD1	WI	12/XX/2011	Refinance	Primary	XXX	$XXX
299587258	XXX	XXX	2				2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Ability to Repay not Verified): Minnesota Residential Mortgage Originator and Servicer Licensing Act Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) Minnesota Residential Mortgage Originator and Servicer Licensing Act (Counseling Requirement): Minnesota Residential Mortgage Originator and Servicer Licensing Act: Refinance of a "special mortgage" without evidence that borrower received counseling on advisability of transaction by an authorized independent loan counselor. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Creditor did not provide Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 10/XX/2009, prior to three (3) business days from transaction date of 10/XX/2009. - EV2
										B	B	Yes	Yes	Final HUD1	MN	10/XX/2009	Refinance	Primary	XXX	$XXX
299144259	XXX	XXX	2				2	*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2		B	B	No	Yes	Final HUD1	FL	8/XX/2007	Purchase	Primary	XXX	$XXX
299759111	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	NY	7/XX/2006	Refinance	Primary	XXX	$XXX
298693444	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2007 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/06: The Lenders TIL reflects a MI premium falling off after 180 months, however, the audited TIL reflects MI premium falling off after 194 months.
										B	B	No	Yes	Final HUD1	LA	9/XX/2007	Purchase	Primary	XXX	$XXX
299881357	XXX	XXX	2				2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2020/XX/25: TIL appears to be final but not signed nor initialed by borrower.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2020/XX/25: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MD	7/XX/2006	Refinance	Primary	XXX	$XXX
299211070	XXX	XXX	3		*** (OPEN) Final Title Policy is missing. No evidence of title in file. - EV3 *** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 07/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 06/XX/2007 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	WI	7/XX/2007	UTD	UTD	XXX	$XXX
299684890	XXX	XXX	2				2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2009 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	2/XX/2009	Purchase	Primary	XXX	$XXX
298753180	XXX	XXX	2				2
*** (OPEN) Michigan Consumer Mortgage Protection Act (Borrower Bill of Rights Disclosure Not Provided): Michigan Consumer Mortgage Protection Act:  Borrower Bill of Rights disclosure not provided to borrower. - EV2

*** (OPEN) Michigan Consumer Mortgage Protection Act (Counseling Agencies List): Michigan Consumer Mortgage Protection Act:  List of HUD-approved credit counseling agencies not provided to borrower. - EV2
										B	B	Yes	Yes	Final HUD1	MI	10/XX/2003	Refinance	Primary	XXX	$XXX
298580463	XXX	XXX	2				2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	TX	6/XX/2003	Purchase	Primary	XXX	$XXX
299496596	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided: Valuation Type: Stated / Valuation Report Date: 09/XX/2013 - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Counseling Disclosure Not In File: Maryland HB1399 - No evidence of counseling disclosure per Maryland HB 1399. - EV2

*** (OPEN) RESPA (2010) - 0% Tolerance (Line 1203) Without Cure: RESPA (2010): 0% tolerance violation for 1203 fee without evidence of sufficient cure provided. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2
										B	B	Yes	Yes	Final HUD1	MD	11/XX/2013	Refinance	Primary	XXX	$XXX
299570287	XXX	XXX	1				1			A	A	Yes	Yes	Final HUD1	TX	2/XX/2005	Purchase	Primary	XXX	$XXX
299226359	XXX	XXX	2				2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	OH	5/XX/2005	Purchase	Primary	XXX	$XXX
299900291	XXX	XXX	2				2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/08: Unable to determine under disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	GA	2/XX/2014	Refinance	Primary	XXX	$XXX
299161195	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/13: Unable to determine under disclosure due to missing Itemization of Amount Financed.  Under disclosure appears to be fee related.
										B	B	No	Yes	Final HUD1	NY	9/XX/2003	Purchase	Primary	XXX	$XXX
298875283	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 02/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2020/XX/06: Unable to determine cause of under-disclosure due to missing itemization of amount financed.
										B	B	Yes	Yes	Final HUD1	OR	3/XX/2008	Refinance	Primary	XXX	$XXX
299349036	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2
										B	B	No	Yes	Final HUD1	LA	4/XX/2007	Refinance	Investment	XXX	$XXX
298574791	XXX	XXX	2				2	*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2
*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2021/XX/26: Itemization of amount financed did not include Subordination fee $XXX and subordination recording fee for $XXX.
										B	B	Yes	Yes	Final HUD1	NJ	1/XX/2013	Refinance	Primary	XXX	$XXX
299507641	XXX	XXX	2				2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Ohio Alternate Prepayment Penalty SMLA Test: Ohio Prepayment Penalty:  Loan contains an impermissible prepayment penalty which allows for a prepayment penalty on a refinance by the same lender. (applies only to Second Mortgage Loan Act registrants) - EV2
										B	B	Yes	Yes	Final HUD1	OH	5/XX/2006	Refinance	Primary	XXX	$XXX
299222021	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	No	Yes	Final HUD1	TN	10/XX/2003	Purchase	Primary	XXX	$XXX
299446027	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/28: TIL itemization did not disclose an attorney fee of $XXX as prepaid finance charge.
										B	B	No	Yes	Final HUD1	NY	10/XX/2001	Purchase	Primary	XXX	$XXX
298909946	XXX	XXX	2		*** (OPEN) Missing Document: Flood Certificate not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Flood Hazard Zone: Federal Compliance - (Missing Data) Flood Hazard Zone: Special Flood Hazard Zone indicator was not provided. The applicable flood zone related testing cannot be performed. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 07/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2023/XX/26: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.
										B	B	Yes	Yes	Final HUD1	NC	8/XX/2005	Refinance	Primary	XXX	$XXX
298649783	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) GFE Error: There is no evidence that the interest rate was locked prior to closing - EV2

*** (OPEN) (Fed HPML Provision) Federal Higher-Priced Mortgage Loan (Ability to Repay Not Verified): Federal Higher Priced Mortgage Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Counseling Disclosure Not Provided): New York Subprime Loan: Counseling Disclosure not provided to borrower. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Notice of Taxes and Insurance Not Provided): New York Subprime Loan: Borrower not provided with Notice of Taxes and Insurance on 1st lien, subprime loan. - EV2

*** (OPEN) (State HPML Disclosure) New York Subprime Loan (Subprime Legend Not on Mortgage): New York Subprime Loan:  Mortgage does not contain a legend stating that the subprime loan is subject to Section 6-m of the Banking Law. - EV2

*** (OPEN) (State HPML Provision) New York Subprime Loan (Ability to Repay not Verified): New York Subprime Loan:  Borrower’s ability to repay not verified with reliable documentation. - EV2

*** (OPEN) 2011 TIL-MDIA - Interest Rate Inaccurate: Truth in Lending Act (MDIA 2011): Interest rate on the Final TIL does not match interest rate for the loan. - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 08/XX/2011 used as disbursement date for compliance testing. - EV2

*** (OPEN) Federal HPML 2009 Non Compliant: Federal Higher-Priced Mortgage Loan: APR on subject loan of 12.04837% or Final Disclosure APR of 12.10000% is equal to or greater than the threshold of APOR 4.21% + 1.5%, or 5.71000%.  Non-Compliant Higher Priced Mortgage Loan. - EV2

*** (OPEN) New York Subprime Home Loan Threshold Fixed Non-Compliant: New York Subprime Loan: APR on subject loan of 12.04837% or Final Disclosure APR of 12.10000% is in excess of allowable threshold of Prime Mortgage Market Rate 4.53000 + 1.75%, or 6.28000%.  Non-Compliant SubPrime Loan. - EV2

*** (OPEN) RESPA (2010) - 10% Tolerance With Cure: RESPA (2010): 10% tolerance violation with evidence of cure provided on Final HUD-1. - EV2

*** (OPEN) RESPA Servicing Disclosure:  Servicing Disclosure Statement Missing: RESPA Servicing Disclosure Rule: Creditor did not provide Servicing Disclosure Statement. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act: Individual Loan Originator NMLSR information on loan documents does not match NMLSR. - EV2

*** (OPEN) SAFE Act - Individual LO NMLS license status not approved: Unable to test Individual Loan Originator license status due to missing information. - EV2

*** (OPEN) SAFE Act - Individual LO not licensed at time of application: Unable to test Loan Originator license due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company NMLS does not match NMLS: Secure and Fair Enforcement for Mortgage Licensing Act:  Loan Originator Organization NMLS information on loan documents does not match NMLS. - EV2

*** (OPEN) SAFE Act - LO Company NMLS license status not approved: Unable to test LO company status due to missing information. - EV2

*** (OPEN) SAFE Act - LO Company not licensed at time of application: Unable to test LO company NMLS license due to missing information. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 08/XX/2011, prior to three (3) business days from transaction date of 08/XX/2011. - EV2
										B	B	Yes	Yes	Final HUD1	NY	8/XX/2011	Refinance	Primary	XXX	$XXX
298731128	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) New York Late Charge Percent Testing: New York Late Charge: Note late charge percent of 5.00000% exceeds the state maximum of 2%. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) TIL-MDIA - Initial TIL Missing: Truth in Lending Act (Early TIL Disclosure): Initial TIL was not provided to the borrower. - EV2
										B	B	Yes	Yes	Final HUD1	NY	2/XX/2010	Refinance	Primary	XXX	$XXX
298464350	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 09/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) New Jersey Prepayment Penalty: New Jersey Prepayment Penalty: No prepayment penalties are permissible in the state of New Jersey. Prepay language states prepay will not exceed maximum permitted by applicable law. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	10/XX/2005	Refinance	Primary	XXX	$XXX
299237435	XXX	XXX	2		*** (OPEN) FHA Informed Consumer Choice Disclosure is missing.: Disclosure: FHA - Informed Consumer Choice Disclosure (Government Documents) - EV3 *** (OPEN) Missing Document: Approval not provided - EV3 *** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3 *** (OPEN) Missing Document: Loan Underwriting and Transmittal Summary (1008) / MCAW not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Missing Document: Title Preliminary not provided - EV3		2	*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2		B	B	No	Yes	Final HUD1	NY	1/XX/2006	Purchase	Primary	XXX	$XXX
298701335	XXX	XXX	2		*** (OPEN) Missing Document: Appraisal not provided - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) 1003 Error: Birth Date was not provided: Borrower: Thomas R Wickham, Borrower: Kristen Wickham - EV2 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2002 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Incorrect Right To Cancel Form Used - H-9 Used on Non Same Lender Refinance: Truth in Lending Act: Unable to determine if Notice of Right to Cancel was executed on the proper Model Form. The H-9 form was used instead of the H-8 form, however, the loan file does not contain evidence that the refinance was by the original creditor. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2002 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2002, prior to three (3) business days from transaction date of 04/XX/2002. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2002	Refinance	UTD	XXX	$XXX
298930652	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Disbursement Date Missing: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 12/XX/2006 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Federal FACTA Disclosure Timing Test: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure within a reasonably practicable time after using credit score. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 11/XX/2006 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 06/XX/2006. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 12/XX/2006, prior to three (3) business days from transaction date of 12/XX/2006. - EV2
										B	B	Yes	Yes	Final HUD1	PA	12/XX/2006	Refinance	Primary	XXX	$XXX
299623525	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2
										B	B	Yes	Yes	Final HUD1	NJ	12/XX/2006	Refinance	Primary	XXX	$XXX
299856767	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 07/XX/2005, prior to three (3) business days from transaction date of 07/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	MO	7/XX/2005	Refinance	Primary	XXX	$XXX
298477614	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 08/XX/2006. - EV2
										B	B	No	Yes	Final HUD1	MN	2/XX/2007	Purchase	Primary	XXX	$XXX
299685787	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) ARM Disclosure Status: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 05/XX/2005, prior to three (3) business days from transaction date of 05/XX/2005. - EV2
										B	B	Yes	Yes	Final HUD1	PA	5/XX/2005	Refinance	Primary	XXX	$XXX
299837368	XXX	XXX	3				3
*** (OPEN) (Missing Data) Last Transaction Date : Last Transaction Date was not provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 04/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 04/XX/2005. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2
										C	C	Yes	Yes	Final HUD1	MA	5/XX/2005	Refinance	Primary	XXX	$XXX
299948291	XXX	XXX	2				2	*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2 *** (OPEN) Missing Document: Right to Cancel (RTC) not provided - EV2		B	B	No	Yes	Title Co. Closing Statement	IL	12/XX/2006	Refinance	Investment	XXX	$XXX
299755286	XXX	XXX	2		*** (OPEN) Loan cited as having Title Schedule B exceptions - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3	*** (OPEN) Loan cited as having Title Schedule B exceptions COMMENT: 2017/XX/15: Schedule B of the final title policy discloses a deed of trust with a previous lender.	2
*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Maryland Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) Missing Document: Missing Lender's Initial 1003 - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 08/XX/2005 which is 1 months prior to consummation. A lookback was performed to determine this application date.  The final date used for testing was 03/XX/2005. - EV2

*** (OPEN) Note Error: Note grace period days less than minimum per state - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties
COMMENT: 2017/XX/15: The final TIL was not signed by the non-borrowing spouse who is vested in title.

*** (OPEN) Note Error: Note grace period days less than minimum per state
COMMENT: 2017/XX/15: The loan has a 7 day grace period.  The state minimum is 15 days.
										B	B	Yes	Yes	Final HUD1	MD	9/XX/2005	Refinance	Primary	XXX	$XXX
298686602	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Final TIL Estimated: Final TIL disclosure found in file had markings indicating one or more entries are estimates. - EV2

*** (OPEN) Pennsylvania First Lien Late Charge Grace Period Testing: Note grace period less than minimum per state. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 02/XX/2007. - EV2
										B	B	Yes	Yes	Final HUD1	PA	2/XX/2007	Refinance	Primary	XXX	$XXX
298946178	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Final Title Policy is missing. No evidence of title was found in file. - EV1		2
*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) Initial Loan Application Status Test: No evidence of application date located in file.  Compliance tests were run using an application date of 1/XX/2000 which is 1 month(s) prior to consummation.  A 7 month lookback was used to determine this application date. - EV2
										B	B	Yes	Yes	Final HUD1	GA	2/XX/2000	Refinance	Primary	XXX	$XXX
299180124	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) (Missing Data) Last Rate Set Date: Last Date Rate Set and Initial Rate Lock Date not provided.  Worst Case Scenario between Creditor Application Date and Transaction Date used to determine rate used for testing. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 09/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/28: Disclosed payment on Note does not correspond with the loan amount, loan term, and interest rate on the loan.

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 09/XX/2007, prior to three (3) business days from transaction date of 9/XX/2007 12:00:00 AM.
COMMENT: 2024/XX/28: Finance charge under disclose due to Difference Between Final TIL payment stream and Actual Payment stream.
										B	B	Yes	Yes	Final HUD1	NY	9/XX/2007	Refinance	Primary	XXX	$XXX
299610631	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Prepaid Interest From Date from HUD-1 or final closing disclosure of 04/XX/2008 used as disbursement date for compliance testing. - EV2

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2008 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Missing Final HUD-1:  Estimated HUD-1 Used For Fee Testing Material: Missing Final HUD-1:  Estimated HUD-1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2024/XX/02: HUD-1 includes a Refundable Pad of $XXX on line 1321 and cannot be considered Final. The $XXX has been included in the fees for testing.

*** (OPEN) Final TIL Finance Charge Under Disclosed: Truth In Lending Act: Final TIL Finance Charge of $XXX is underdisclosed from calculated Finance Charge of $XXX in the amount of $XXX.
COMMENT: 2024/XX/02: The itemization did not disclose a $XXX refundable pad as a prepaid finance charge but did include $XXX for document preparation.
										D	D	Yes	Yes	Estimated HUD1	CA	4/XX/2008	Refinance	Primary	XXX	$XXX
299134340	XXX	XXX	2		*** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) FACTA Disclosure Missing: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 12/XX/2006 which is 0 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure -  Missing Signature on Affiliated Business Arrangement Disclosure: RESPA Disclosure Rule: Creditor did not obtain signature on Affiliated Business Arrangement Disclosure. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated.
COMMENT: 2024/XX/02: TIL in file indicated to be final. Expected funding date same as disbursement and/or note date but is not dated by borrower so cannot confirm when borrower received the TIL.

*** (OPEN) Final TIL Not Provided to Borrower At or Before Consummation: Truth in Lending Act: Final TIL was not provided to the borrower by closing.
COMMENT: 2024/XX/02: TIL in file indicated to be final, expected funding date same as disbursement and/or note date but is not signed or dated by borrower so cannot confirm that borrower received.
										B	B	Yes	Yes	Final HUD1	MN	12/XX/2006	Refinance	Primary	XXX	$XXX
299121004	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Note Interest Accrual Start Date of 07/XX/2003 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 05/XX/2003 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2
										B	B	Yes	Yes	Final HUD1	MS	6/XX/2003	Refinance	Primary	XXX	$XXX
299804056	XXX	XXX	3		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		3
*** (OPEN) Missing Final HUD-1:  No Document Used For Fee Testing Material: Missing Final HUD-1.  No document containing fees provided.  Any applicable Federal, State or Local compliance testing is unreliable. - EV3

*** (OPEN) (Doc Error) Initial GFE not provided - EV2

*** (OPEN) ARM Disclosure Status Test: TIL variable rate disclosure: ARM loan program disclosure not provided to the borrower. - EV2

*** (OPEN) CHARM Booklet Disclosure Status: TIL variable rate disclosure: Consumer Handbook on Adjustable Rate Mortgages, CHARM Booklet, not provided to the borrower. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 11/XX/2005 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application No Fees: No evidence of application date located in file.  Compliance tests were run using an application date of 10/XX/2005 which is 1 months prior to consummation.  A lookback was performed to determine this application date. Due to missing HUD-1 or Closing Disclosure, no fees were used in testing. - EV2

*** (OPEN) Notice of Right to Cancel Missing: Truth in Lending Act: Notice of Right to Cancel was not provided. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) TILA - Final TIL Missing: Missing Final TIL. - EV2

*** (OPEN) Unable to determine occupancy, compliance results were generated using a defaulted value of Primary. - EV2
										D	D	Yes	No	Missing	FL	11/XX/2005	UTD	UTD	XXX	$XXX
299181810	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3 *** (OPEN) Security Instrument is not on a FNMA/FHLMC form and does not contain the following clauses: - EV2		2
*** (OPEN) ARM Disclosure Timing Test: Unable to determine if ARM disclosure was provided within three (3) days of application due to missing information. - EV2

*** (OPEN) CHARM Booklet Disclosure Timing: Unable to determine compliance with timing requirements due to missing Initial Loan Application Date. - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 02/XX/2007 used as disbursement date for compliance testing. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 01/XX/2007 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 02/XX/2007, prior to three (3) business days from transaction date of 2/XX/2007 12:00:00 AM. - EV2

*** (OPEN) Wisconsin Prepayment Penalty ARM Test: Wisconsin Prepayment Penalty:  Adjustable rate loan containing prepayment penalty did not provide disclosure stating that there are also loans available without prepayment penalties. - EV2
										B	B	Yes	Yes	Final HUD1	WI	2/XX/2007	Refinance	Primary	XXX	$XXX
299160929	XXX	XXX	2		*** (OPEN) Initial Rate Lock rate date is not documented in file. - EV3 *** (OPEN) Missing Document: Missing Final 1003 - EV3		2
*** (OPEN) (Doc Error) TIL Error: Borrower signature not dated. - EV2

*** (OPEN) (Doc Error) TIL Error: Final TIL not signed by all required parties - EV2

*** (OPEN) Disbursement Date Missing Test: Disbursement Date Missing: Evidence of disbursement date not found in file. Security Instrument Notary Date of 04/XX/2001 used as disbursement date for compliance testing. - EV2

*** (OPEN) Due to lack of appraised value, compliance tests requiring an LTV were run off an assumed value of a contract sales price or original loan amount, whichever applies. - EV2

*** (OPEN) Missing Initial Loan Application Test: No evidence of application date located in file.  Compliance tests were run using an application date of 03/XX/2001 which is 1 months prior to consummation. A lookback was performed to determine this application date. - EV2

*** (OPEN) Property Type Not Provided: (Missing Data) Property Type. If property type is other than single family residence, state and federal testing may be impacted. - EV2

*** (OPEN) RESPA Disclosure - Affiliated Business Arrangement Disclosure Not Provided Within 3 Business Days of Application: RESPA Disclosure Rule: Unable to determine if Creditor provided Affiliated Business Arrangement Disclosure to applicant within three (3) business days of application due to missing information. - EV2

*** (OPEN) Right of Rescission Timing - Receipt Date Missing: Missing Final TIL Signature Date. Unable to determine compliance with rescission timing requirements. - EV2

*** (OPEN) TILA Rescission - Disbursement Date Less than 3 Business Days From Transaction Date: Truth in Lending Act:  Subject loan transaction disbursed on 04/XX/2001, prior to three (3) business days from transaction date of 4/XX/2001 12:00:00 AM. - EV2
										B	B	Yes	Yes	Final HUD1	PA	4/XX/2001	Refinance	Primary	XXX	$XXX
298642210	XXX	XXX	3		*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided - EV3	*** (OPEN) Missing Document: FHA Mortgage Insurance Certificate not provided COMMENT: 2024-XX-23: High Cost testing complete - Premium and terms documented in file	3
*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing. - EV3

*** (OPEN) (Missing Data) Application Date: No evidence of application date located in file. Compliance tests were run using an application date of 11/XX/2008 which is 30 days prior to the note date. - EV2

*** (OPEN) Federal FACTA Disclosure: FACTA Disclosure Rule: Creditor did not provide FACTA Credit Score Disclosure. - EV2

*** (OPEN) Note Error: Note late charge percentage exceeds maximum per state - EV2

*** (OPEN) Missing Final HUD-1: Missing Final HUD-1.  Estimated HUD1 used for any applicable Federal, State or Local compliance testing.
COMMENT: 2024-XX-23: Line 1502 references an estimated amount for County taxes was collected. Loan passes high cost testing.
										D	D	Yes	Yes	Estimated HUD1	NY	12/XX/2008	Refinance	Primary	XXX	$XXX